UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08789

VALIC Company II

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices) (Zip code)

Kurt W. Bernlohr

Senior Vice President

The Variable Annuity Life Insurance Company

2929 Allen Parkway

Houston, TX 77019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 831-6133

Date of fiscal year end: August 31

Date of reporting period: August 31, 2012

Item 1. Reports to Stockholders

VALIC Company II

Annual Report, August 31, 2012

SAVING : INVESTING : PLANNING

VALIC Company II

ANNUAL REPORT AUGUST 31, 2012

VALIC Company II

PRESIDENT’S LETTER (Unaudited)

Dear Valued Investor:

We are pleased to provide you with the following Annual Report for VALIC Company II. The report contains the investment portfolio information and the financial statements of VALIC Company II for the twelve-month period ending August 31, 2012. We encourage you to carefully read this report and hope you find it informative and helpful.

Domestically, the equity market continued with the ups-and-downs experienced during the past several years. Rising from the lows of summer 2011, the domestic equity market saw October posting the best single month gains in over a decade. The rally, which lasted through the end of the first quarter 2012, was due in part to strong corporate earnings and renewed signs of growth. However, by spring 2012 the domestic equity market began to stall and decline in reaction to reports of disappointing U.S. employment growth and weak consumer and corporate spending. But the recent summer months saw a rebound with generally strong results, even as the U.S. economy slowed to a crawl, as reflected by weak reported GDP numbers. All-in-all, the S&P 500® Index*, widely regarded as the best single gauge of the U.S. equity market, returned a solid 18% for the period.

International equity markets did not fare as well, however, finishing down slightly for the twelve-month period. The MSCI EAFE Index (net)**, designed to measure the equity market performance of developed markets (Europe, Australasia, Far East), excluding the U.S. and Canada, returned -0.04%. The main concerns internationally continued to revolve around Europe with questions about the fate of Greece and Spain within the European Monetary Union leading the uncertainty. In addition, China, usually a reliable growth engine in recent years, also began to show signs of slowing down.

Bond markets, however, continued to perform well as investors continued to seek a safe haven from volatile equity markets. The Barclays U.S. Aggregate Bond Index***, a broad measure of the bond market, posted a total return of 5.78% for the reporting period, reflecting this investor flight to safety and yield.

Global markets will undoubtedly continue to face challenges as they strive to sustain fragile recoveries amid lingering uncertainties surrounding the looming U.S. “fiscal cliff”, the long-term effects of QE3 and the general long-term health of the Eurozone. But no matter what the future may bring, we encourage you to stay focused on long-term investment strategies and not be distracted by short-term market fluctuations that tend to smooth out over time in any event. We continue to believe that a well-defined and executed investment plan is the key to reaching your financial goals. To this end, we recommend that you meet with your financial advisor periodically to ensure that you maintain a diversified portfolio appropriate for your long-term goals and risk tolerance.

Thank you for your investment with VALIC Company II. We appreciate your ongoing confidence in us and look forward to helping you meet your investment goals in the years ahead.

Sincerely,

Kurt W. Bernlohr, President

VALIC Company II

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The MSCI EAFE Index (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index consists of 22 developed market country indices.
***	The Barclays U.S. Aggregate Bond Index is an unmanaged index that is composed of securities from Barclays Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

Past performance of an index does not guarantee the future performance of any investment.

VALIC Company II

EXPENSE EXAMPLE — August 31, 2012 (Unaudited)

Disclosure of Fund Expenses in Shareholder Reports

As a shareholder of a Fund in VALIC Company II (“VC II”), you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at March 1, 2012 and held until August 31, 2012. Shares of VC II are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”), qualified retirement plans (the “Plans”) and Individual Retirement Plan Accounts (“IRA”) offered by The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to VC II and other life insurance companies affiliated with VALIC. The fees and expenses associated with the Variable Contracts, Plans and IRA’s are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your Variable Contract prospectus or Plan/IRA documents for more details on the fees associated with the Variable Contract, Plans or IRA’s.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended August 31, 2012” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended August 31, 2012” column and the “Expense Ratio as of August 31, 2012” column do not include fees and expenses that may be charged by the Variable Contracts, Plans and IRA’s, in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended August 31, 2012” column would have been higher and the “Ending Account Value” would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended August 31, 2012” column and the “Expense Ratio as of August 31, 2012” column do not include fees and expenses that may be charged by the Variable Contracts, Plans or IRA’s in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended August 31, 2012” column would have been higher and the “Ending Account Value” would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts, Plans or IRA’s. Please refer to your Variable Contract prospectus or Plan/IRA document for more information. Therefore, the “hypothetical” example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

VALIC Company II

EXPENSE EXAMPLE — August 31, 2012 (Unaudited) — (continued)

	Actual			Hypothetical
Fund#	Beginning Account Value at March 1, 2012	Ending Account Value Using Actual Return at August 31, 2012	Expenses Paid During the Six Months Ended August 31, 2012*	Beginning Account Value at March 1, 2012	Ending Account Value Using a Hypothetical 5% Assumed Return at August 31, 2012	Expenses Paid During the Six Months Ended August 31, 2012*	Expense Ratio as of August 31, 2012*
Aggressive Growth Lifestyle . . . . . . . . . . . . . .	$1,000.00	$1,009.86	$0.51	$1,000.00	$1,024.63	$0.51	0.10%
Capital Appreciation . . . . . . . . . . . . . .	$1,000.00	$1,030.19	$4.34	$1,000.00	$1,020.86	$4.32	0.85%
Conservative Growth Lifestyle . . . . . . . . . . . . . .	$1,000.00	$1,027.35	$0.51	$1,000.00	$1,024.63	$0.51	0.10%
Core Bond . . . . . . . . . . . . . .	$1,000.00	$1,039.16	$3.95	$1,000.00	$1,021.27	$3.91	0.77%
High Yield Bond . . . . . . . . . . . . . .	$1,000.00	$1,042.29	$4.93	$1,000.00	$1,020.31	$4.88	0.96%
International Opportunities . . . . . . . . . . . . . .	$1,000.00	$958.03	$4.92	$1,000.00	$1,020.11	$5.08	1.00%
Large Cap Value . . . . . . . . . . . . . .	$1,000.00	$1,019.21	$4.11	$1,000.00	$1,021.06	$4.12	0.81%
Mid Cap Growth . . . . . . . . . . . . . .	$1,000.00	$978.01	$4.23	$1,000.00	$1,020.86	$4.32	0.85%
Mid Cap Value . . . . . . . . . . . . . .	$1,000.00	$999.42	$5.28	$1,000.00	$1,019.86	$5.33	1.05%
Moderate Growth Lifestyle . . . . . . . . . . . . . .	$1,000.00	$1,018.66	$0.51	$1,000.00	$1,024.63	$0.51	0.10%
Money Market II . . . . . . . . . . . . . .	$1,000.00	$1,000.05	$1.11	$1,000.00	$1,024.03	$1.12	0.22%
Small Cap Growth . . . . . . . . . . . . . .	$1,000.00	$988.99	$5.80	$1,000.00	$1,019.30	$5.89	1.16%
Small Cap Value . . . . . . . . . . . . . .	$1,000.00	$979.15	$4.73	$1,000.00	$1,020.36	$4.82	0.95%
Socially Responsible . . . . . . . . . . . . . .	$1,000.00	$1,032.98	$2.86	$1,000.00	$1,022.32	$2.85	0.56%
Strategic Bond . . . . . . . . . . . . . .	$1,000.00	$1,048.04	$4.58	$1,000.00	$1,020.66	$4.52	0.89%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days then divided by 366 days. These ratios do not reflect fees and expenses associated with the Variable Contracts, Plans or IRA’s. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts or your Plan/IRA document for details on the administration fees charged by your Plan sponsor.
#	During the stated period, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Fund. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended August 31, 2012” and the “Expense Ratios” would have been higher.

VALIC Company II Aggressive Growth Lifestyle Fund

PORTFOLIO PROFILE — August 31, 2012 (Unaudited)

Industry Allocation*

Domestic Equity Investment Companies	53.6%
Fixed Income Investment Companies	30.8
International Equity Investment Companies	11.9
Real Estate Investment Companies	3.7

100.0%

*	Calculated as a percentage of net assets

VALIC Company II Aggressive Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS — August 31, 2012

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 53.6%
VALIC Co. I Blue Chip Growth Fund	691,112	$8,486,857
VALIC Co. I Dividend Value Fund	2,480,798	24,981,634
VALIC Co. I Mid Cap Strategic Growth Fund	103,706	1,236,180
VALIC Co. I Nasdaq-100 Index Fund	1,521,482	10,102,639
VALIC Co. I Science & Technology Fund†	494,986	8,394,957
VALIC Co. I Small Cap Special Values Fund	321,395	3,005,040
VALIC Co. I Stock Index Fund	2,783,271	73,534,032
VALIC Co. II Capital Appreciation Fund	1,004,748	10,971,851
VALIC Co. II Mid Cap Growth Fund†	492,197	4,163,987
VALIC Co. II Mid Cap Value Fund	976,663	16,906,034
VALIC Co. II Small Cap Growth Fund	257,015	3,461,999
VALIC Co. II Small Cap Value Fund	223,963	2,839,845

Total Domestic Equity Investment Companies
(cost $149,827,645)		168,085,055

Fixed Income Investment Companies — 30.8%
VALIC Co. I Capital Conservation Fund	1,609,171	16,558,371
VALIC Co. I Government Securities Fund	1,373,081	15,721,779
VALIC Co. I Inflation Protected Fund	205,715	2,472,692
VALIC Co. II Core Bond Fund	3,893,221	44,421,650
VALIC Co. II High Yield Bond Fund	268,209	2,049,115
VALIC Co. II Strategic Bond Fund	1,310,153	15,433,599

Total Fixed Income Investment Companies
(cost $92,703,884)		96,657,206

Security Description	Shares	Value (Note 2)

International Equity Investment Companies — 11.9%
VALIC Co. I Emerging Economies Fund	3,178,298	$23,424,055
VALIC Co. I International Equities Fund	1,188,153	6,796,238
VALIC Co. I International Growth Fund	652,519	7,027,629

Total International Equity Investment Companies
(cost $37,343,460)		37,247,922

Real Estate Investment Companies — 3.7%
VALIC Co. I Global Real Estate Fund (cost $9,270,224)	1,413,471	11,675,272

TOTAL INVESTMENTS
(cost $289,145,213)(2)	100.0%	313,665,455
Liabilities in excess of other assets	0.0	(10,902)

NET ASSETS —	100.0%	$313,654,553

†	Non-income producing security
#	The Aggressive Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.
(1)	See Note 3
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$168,085,055	$—	$—	$168,085,055
Fixed Income Investment Companies	96,657,206	—	—	96,657,206
International Equity Investment Companies	37,247,922	—	—	37,247,922
Real Estate Investment Companies	11,675,272	—	—	11,675,272

Total	$313,665,455	$—	$—	$313,665,455

The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no transfers between Levels.

See Notes to Financial Statements

VALIC Company II Capital Appreciation Fund

PORTFOLIO PROFILE — August 31, 2012 (Unaudited)

Industry Allocation*

Computers	8.8%
Semiconductor Components — Integrated Circuits	4.3
Electronic Components — Semiconductors	4.2
Beverages — Non-alcoholic	4.0
Applications Software	4.0
Medical — Biomedical/Gene	4.0
Web Portals/ISP	3.2
Enterprise Software/Service	3.1
Tobacco	3.1
Time Deposits	3.0
Commercial Services — Finance	2.9
Medical — Drugs	2.9
Diversified Manufacturing Operations	2.9
Retail — Discount	2.8
Retail — Apparel/Shoe	2.5
Multimedia	2.1
E-Commerce/Products	2.1
Transport — Rail	2.0
Oil — Field Services	1.9
Machinery — Construction & Mining	1.8
Agricultural Chemicals	1.8
Retail — Building Products	1.7
Oil Companies — Exploration & Production	1.7
Food — Retail	1.5
Medical — Generic Drugs	1.5
Auto/Truck Parts & Equipment — Original	1.4
Computers — Memory Devices	1.3
Chemicals — Specialty	1.3
Medical — Wholesale Drug Distribution	1.3
Metal Processors & Fabrication	1.3
Chemicals — Diversified	1.3
Engineering/R&D Services	1.3
Transport — Services	1.2
Food — Misc./Diversified	1.2
Finance — Credit Card	1.1
Retail — Restaurants	1.1
E-Commerce/Services	1.1
Apparel Manufacturers	1.0
Internet Content — Information/News	0.9
Retail — Regional Department Stores	0.9
Oil Field Machinery & Equipment	0.9
Retail — Major Department Stores	0.7
Casino Hotels	0.7
Medical Information Systems	0.7
Medical Instruments	0.7
Investment Management/Advisor Services	0.7
Medical — HMO	0.7
Cruise Lines	0.7
Retail — Sporting Goods	0.6
Electronic Measurement Instruments	0.6
Software Tools	0.6
Computers — Integrated Systems	0.5
Finance — Other Services	0.5

100.1%

*	Calculated as a percentage of net assets

VALIC Company II Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS — August 31, 2012

Security Description	Shares	Value (Note 2)

COMMON STOCK — 97.1%
Agricultural Chemicals — 1.8%
Monsanto Co.	11,960	$1,041,836

Apparel Manufacturers — 1.0%
Under Armour, Inc., Class A†	10,620	618,190

Applications Software — 4.0%
Citrix Systems, Inc.†	7,270	564,806
Intuit, Inc.	11,290	660,917
Red Hat, Inc.†	11,840	663,513
Salesforce.com, Inc.†	3,170	460,221

		2,349,457

Auto/Truck Parts & Equipment-Original — 1.4%
Delphi Automotive PLC†	16,350	495,242
Johnson Controls, Inc.	12,510	340,397

		835,639

Beverages-Non-alcoholic — 4.0%
Coca-Cola Enterprises, Inc.	24,290	717,284
PepsiCo, Inc.	23,170	1,678,203

		2,395,487

Casino Hotels — 0.7%
Las Vegas Sands Corp.	10,410	441,280

Chemicals-Diversified — 1.3%
PPG Industries, Inc.	6,900	759,138

Chemicals-Specialty — 1.3%
Eastman Chemical Co.	14,350	792,981

Commercial Services-Finance — 2.9%
Mastercard, Inc., Class A	1,940	820,426
Moody’s Corp.	10,620	420,552
Paychex, Inc.	15,230	506,550

		1,747,528

Computers — 8.8%
Apple, Inc.	7,890	5,248,744

Computers-Integrated Systems — 0.5%
Teradata Corp.†	4,250	324,615

Computers-Memory Devices — 1.3%
EMC Corp.†	30,250	795,273

Cruise Lines — 0.7%
Royal Caribbean Cruises, Ltd.	14,470	390,979

Diversified Manufacturing Operations — 2.9%
Danaher Corp.	17,370	930,511
Eaton Corp.	17,680	790,649

		1,721,160

E-Commerce/Products — 2.1%
Amazon.com, Inc.†	4,930	1,223,774

E-Commerce/Services — 1.1%
priceline.com, Inc.†	1,110	671,073

Electronic Components-Semiconductors — 4.2%
Broadcom Corp., Class A	20,510	728,720
Skyworks Solutions, Inc.†	11,680	355,773
Texas Instruments, Inc.	33,320	967,613
Xilinx, Inc.	12,420	421,162

		2,473,268

Electronic Measurement Instruments — 0.6%
Agilent Technologies, Inc.	10,050	373,458

Security Description	Shares	Value (Note 2)

Engineering/R&D Services — 1.3%
Fluor Corp.	14,490	$746,235

Enterprise Software/Service — 3.1%
Oracle Corp.	57,970	1,834,750

Finance-Credit Card — 1.1%
Discover Financial Services	17,620	682,423

Finance-Other Services — 0.5%
IntercontinentalExchange, Inc.†	2,160	295,272

Food-Misc./Diversified — 1.2%
Kraft Foods, Inc., Class A	16,480	684,414

Food-Retail — 1.5%
Whole Foods Market, Inc.	9,470	916,222

Internet Content-Information/News — 0.9%
LinkedIn Corp., Class A†	4,910	526,843

Investment Management/Advisor Services — 0.7%
T. Rowe Price Group, Inc.	6,720	412,877

Machinery-Construction & Mining — 1.8%
Caterpillar, Inc.	12,480	1,064,918

Medical Information Systems — 0.7%
Cerner Corp.†	5,870	429,332

Medical Instruments — 0.7%
St. Jude Medical, Inc.	11,070	418,003

Medical-Biomedical/Gene — 4.0%
Alexion Pharmaceuticals, Inc.†	4,030	432,056
Biogen Idec, Inc.†	4,480	656,723
Gilead Sciences, Inc.†	14,590	841,697
Vertex Pharmaceuticals, Inc.†	7,850	418,641

		2,349,117

Medical-Drugs — 2.9%
Allergan, Inc.	6,290	541,758
Bristol-Myers Squibb Co.	20,150	665,151
Merck & Co., Inc.	12,430	535,112

		1,742,021

Medical-Generic Drugs — 1.5%
Perrigo Co.	2,530	278,224
Watson Pharmaceuticals, Inc.†	7,730	628,836

		907,060

Medical-HMO — 0.7%
WellCare Health Plans, Inc.†	7,010	397,397

Medical-Wholesale Drug Distribution — 1.3%
McKesson Corp.	8,800	766,568

Metal Processors & Fabrication — 1.3%
Precision Castparts Corp.	4,720	760,298

Multimedia — 2.1%
News Corp., Class A	24,490	572,821
Viacom, Inc., Class B	13,740	687,137

		1,259,958

Oil Companies-Exploration & Production — 1.7%
EOG Resources, Inc.	9,220	998,526

Oil Field Machinery & Equipment — 0.9%
National Oilwell Varco, Inc.	6,430	506,684

Oil-Field Services — 1.9%
Schlumberger, Ltd.	15,990	1,157,356

VALIC Company II Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS — August 31, 2012 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCK (continued)
Retail-Apparel/Shoe — 2.5%
Limited Brands, Inc.	8,530	$414,558
PVH Corp.	5,840	548,376
Ross Stores, Inc.	7,120	492,633

		1,455,567

Retail-Building Products — 1.7%
Home Depot, Inc.	18,320	1,039,660

Retail-Discount — 2.8%
Dollar General Corp.†	8,160	416,731
Wal-Mart Stores, Inc.	16,970	1,232,022

		1,648,753

Retail-Major Department Stores — 0.7%
Nordstrom, Inc.	7,680	444,134

Retail-Regional Department Stores — 0.9%
Macy’s, Inc.	12,750	513,953

Retail-Restaurants — 1.1%
Starbucks Corp.	13,540	671,719

Retail-Sporting Goods — 0.6%
Dick’s Sporting Goods, Inc.	7,590	377,678

Semiconductor Components-Integrated Circuits — 4.3%
Analog Devices, Inc.	19,600	778,904
QUALCOMM, Inc.	28,450	1,748,537

		2,527,441

Security Description	Shares/ Principal Amount	Value (Note 2)

Software Tools — 0.6%
VMware, Inc., Class A†	3,720	$331,229

Tobacco — 3.1%
Philip Morris International, Inc.	20,350	1,817,255

Transport-Rail — 2.0%
Union Pacific Corp.	9,540	1,158,538

Transport-Services — 1.2%
FedEx Corp.	8,280	725,576

Web Portals/ISP — 3.2%
Google, Inc., Class A†	2,780	1,904,550

Total Long-Term Investment Securities
(cost $49,888,813)		57,676,207

SHORT-TERM INVESTMENT SECURITIES — 3.0%
Time Deposits — 3.0%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 09/04/2012 (cost $1,776,000)	$1,776,000	1,776,000

TOTAL INVESTMENTS
(cost $51,664,813)(1)	100.1%	59,452,207
Liabilities in excess of other assets	(0.1)	(39,502)

NET ASSETS —	100.0%	$59,412,705

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Computers	$5,248,744	$—	$—	$5,248,744
Other Industries*	52,427,463	—	—	52,427,463
Short-Term Investment Securities:
Time Deposits	—	1,776,000	—	1,776,000

Total	$57,676,207	$1,776,000	$—	$59,452,207

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no transfers between Levels.

See Notes to Financial Statements

VALIC Company II Conservative Growth Lifestyle Fund

PORTFOLIO PROFILE — August 31, 2012 (Unaudited)

Industry Allocation*

Fixed Income Investment Companies	73.9%
Domestic Equity Investment Companies	21.4
International Equity Investment Companies	3.6
Real Estate Investment Companies	1.1

100.0%

*	Calculated as a percentage of net assets

VALIC Company II Conservative Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS — August 31, 2012

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 21.4%
VALIC Co. I Blue Chip Growth Fund	230,576	$2,831,477
VALIC Co. I Dividend Value Fund	711,509	7,164,897
VALIC Co. I Nasdaq-100 Index Fund	130,740	868,113
VALIC Co. I Science & Technology Fund†	48,589	824,065
VALIC Co. I Stock Index Fund	849,572	22,445,696
VALIC Co. II Capital Appreciation Fund	263,209	2,874,238
VALIC Co. II Mid Cap Growth Fund†	91,443	773,611
VALIC Co. II Mid Cap Value Fund	312,803	5,414,625

Total Domestic Equity Investment Companies
(cost $39,060,191)		43,196,722

Fixed Income Investment Companies — 73.9%
VALIC Co. I Capital Conservation Fund	1,662,348	17,105,558
VALIC Co. I Government Securities Fund	994,895	11,391,549
VALIC Co. I Inflation Protected Fund	1,389,067	16,696,580
VALIC Co. I International Government Bond Fund	212,374	2,803,342
VALIC Co. II Core Bond Fund	6,056,926	69,109,526
VALIC Co. II High Yield Bond Fund	1,765,064	13,485,087
VALIC Co. II Strategic Bond Fund	1,598,862	18,834,596

Total Fixed Income Investment Companies
(cost $141,725,174)		149,426,238

Security Description	Shares	Value (Note 2)

International Equity Investment Companies — 3.6%
VALIC Co. I Emerging Economies Fund	687,290	$5,065,325
VALIC Co. I International Equities Fund	144,950	829,113
VALIC Co. I International Growth Fund	127,740	1,375,763

Total International Equity Investment Companies
(cost $7,332,396)		7,270,201

Real Estate Investment Companies — 1.1%
VALIC Co. I Global Real Estate Fund (cost $1,809,533)	272,556	2,251,313

TOTAL INVESTMENTS
(cost $189,927,294)(2)	100.0%	202,144,474
Liabilities in excess of other assets	0.0	(10,142)

NET ASSETS —	100.0%	$202,134,332

†	Non-income producing security
#	The Conservative Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.
(1)	See Note 3
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$43,196,722	$—	$—	$43,196,722
Fixed Income Investment Companies	149,426,238	—	—	149,426,238
International Equity Investment Companies	7,270,201	—	—	7,270,201
Real Estate Investment Companies	2,251,313	—	—	2,251,313

Total	$202,144,474	$—	$—	$202,144,474

The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no transfers between Levels.

See Notes to Financial Statements

VALIC Company II Core Bond Fund

PORTFOLIO PROFILE — August 31, 2012 (Unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	23.8%
United States Treasury Notes	19.8
Time Deposits	8.5
Federal Home Loan Mtg. Corp.	7.8
Diversified Financial Services	6.2
United States Treasury Bonds	4.0
Sovereign	3.0
Diversified Banking Institutions	2.1
Banks — Commercial	2.0
Electric — Integrated	1.6
Oil Companies — Integrated	1.4
Government National Mtg. Assoc.	1.3
Banks — Super Regional	1.2
Telephone — Integrated	1.0
Medical — Drugs	1.0
Oil Companies — Exploration & Production	0.8
Pipelines	0.6
Diversified Manufacturing Operations	0.5
Insurance — Multi-line	0.5
Trucking/Leasing	0.5
Regional Authority	0.5
Oil — Field Services	0.4
Multimedia	0.4
Cable/Satellite TV	0.4
Finance — Investment Banker/Broker	0.4
Paper & Related Products	0.4
Security Services	0.4
Chemicals — Specialty	0.4
Municipal Bonds	0.4
Insurance — Life/Health	0.4
Advertising Agencies	0.3
Savings & Loans/Thrifts	0.3
Insurance — Mutual	0.3
Real Estate Investment Trusts	0.3
Banks — Money Center	0.3
Electric — Generation	0.3
Special Purpose Entities	0.2
Transport — Rail	0.2
Finance — Leasing Companies	0.2
Banks — Fiduciary	0.2
Finance — Auto Loans	0.2
Oil & Gas Drilling	0.2
Aerospace/Defense	0.2
Schools	0.2
Medical Products	0.2
Computer Services	0.2
Telecom Services	0.2
Retail — Drug Store	0.2
Medical — HMO	0.2
Diversified Minerals	0.2
Gas — Transportation	0.2
Transport — Services	0.2
Auto — Cars/Light Trucks	0.2
Metal — Diversified	0.2
Food — Misc./Diversified	0.2
Cellular Telecom	0.2
Pharmacy Services	0.2
Investment Companies	0.1
Brewery	0.1
Machinery — Construction & Mining	0.1
Medical — Hospitals	0.1
Finance — Other Services	0.1
Independent Power Producers	0.1
Metal — Iron	0.1
Casino Hotels	0.1
Television	0.1
Insurance — Property/Casualty	0.1
Financial Guarantee Insurance	0.1
Rental Auto/Equipment	0.1

Home Furnishings	0.1%
Capacitors	0.1
Steel — Producers	0.1
Retail — Apparel/Shoe	0.1
Commercial Services	0.1
Electronic Components — Semiconductors	0.1
Storage/Warehousing	0.1
Non — Ferrous Metals	0.1
Real Estate Management/Services	0.1
Gas — Distribution	0.1
Containers — Paper/Plastic	0.1
Retail — Restaurants	0.1
Airlines	0.1
Building — Residential/Commercial	0.1
Marine Services	0.1
Coal	0.1
Satellite Telecom	0.1
Electronic Components — Misc.	0.1
Motion Pictures & Services	0.1
Chemicals — Diversified	0.1

100.9%

Credit Quality†#

Aaa	65.2%
Aa	4.0
A	7.5
Baa	14.4
Ba	2.4
B	3.2
Caa	1.1
Not Rated@	2.2

100.0%

*	Calculated as a percentage of net assets
†	Source: Moody’s
#	Calculated as a percentage of total debt issues, excluding short-term securities.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2012

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES — 5.4%
Diversified Financial Services — 5.4%
Aames Mtg. Investment Trust FRS Series 2005-4, Class M1 0.94% due 10/25/2035	$500,000	$491,549
AmeriCredit Automobile Receivables Trust Series 2012-3, Class B 1.59% due 07/10/2017	540,000	542,203
Avis Budget Rental Car Funding AESOP LLC Series 2012-3A, Class A 2.10% due 03/20/2019*	1,000,000	998,509
Avis Budget Rental Car Funding AESOP LLC Series 2012-2A, Class B 3.89% due 05/20/2018*	519,000	538,045
Banc of America Alternative Loan Trust Series 2005-6, Class 5A2 5.50% due 07/25/2035(1)	558,309	530,782
Banc of America Alternative Loan Trust Series 2004-10, Class 1CB1 6.00% due 11/25/2034(1)	206,507	202,389
Banc of America Funding Corp. FRS Series 2006-A, Class 1A1 2.63% due 02/20/2036(1)	483,230	471,002
Banc of America Funding Corp. Series 2006-3, Class 5A5 5.50% due 03/25/2036(1)	509,683	515,595
Banc of America Funding Corp. Series 2005-8, Class 2A4 6.00% due 01/25/2036(1)	149,709	148,616
Banc of America Funding Corp. Series 2006-2, Class 2A22 6.00% due 03/25/2036(1)	529,000	516,975
Bear Stearns Asset Backed Securities Trust FRS Series 2004-HE11, Class M1 0.83% due 12/25/2034	700,879	683,281
Cabela’s Master Credit Card Trust Series 2012-2A, Class A1 1.45% due 06/15/2020*	435,000	440,822
Cajun Global LLC Series 2011-1A, Class A2 5.96% due 02/20/2041*	1,814,500	1,940,741
Capital One Multi-Asset Execution Trust Series 2005-B1, Class B1 4.90% due 12/15/2017	200,000	216,375
CIT Equipment Collateral Series 2012-VT1, Class C 2.55% due 09/20/2016*	103,000	103,576
Citicorp Mtg. Securities, Inc. Series 2006-2, Class 1A8 5.75% due 04/25/2036(1)	552,736	553,485
Citicorp Mtg. Securities, Inc. Series 2006-4, Class 1A2 6.00% due 08/25/2036(1)	238,694	243,627
Commercial Mtg. Pass Through Certs. VRS Series 2007-C9, Class A4 6.00% due 12/10/2049(2)	1,500,000	1,770,904
Countrywide Alternative Loan Trust Series 2004-24CB, Class 1A1 6.00% due 11/25/2034(1)	573,978	570,939
Countrywide Asset-Backed Certs. FRS Series 2004-BC2, Class M2 1.81% due 02/25/2034	337,592	305,974
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-12, Class 2A4 5.50% due 05/25/2035(1)	1,077,548	1,086,947

Security Description	Principal Amount	Value (Note 2)

Diversified Financial Services (continued)
Countrywide Home Loan Mtg. Pass Through Trust Series 2007-14, Class A19 6.00% due 09/25/2037(1)	$444,871	$418,145
Discover Card Master Trust Series 2007-A1, Class A1 5.65% due 03/16/2020	1,200,000	1,465,559
Ford Credit Auto Owner Trust Series 2012-C, Class B 1.27% due 12/15/2017	870,000	877,822
Ford Credit Floorplan Master Owner Trust Series 2010-5, Class C 2.07% due 09/15/2015*	315,000	317,125
GSAMP Trust FRS Series 2002-WF, Class A2B 1.34% due 10/20/2032	489,207	447,249
Hertz Vehicle Financing LLC Series 2010-1A, Class A2 3.74% due 02/25/2017*	270,000	292,417
Hertz Vehicle Financing LLC Series 2011-1A, Class B1 4.17% due 03/25/2016*	340,000	355,061
LB-UBS Commercial Mtg. Trust Series 2007-C1, Class A4 5.42% due 02/15/2040(2)	2,000,000	2,299,400
LB-UBS Commercial Mtg. Trust VRS Series 2006-C4, Class A4 6.06% due 06/15/2038(2)	750,000	864,006
Marriott Vacation Club Owner Trust Series 2009-2A, Class A 4.81% due 07/20/2031*	456,462	476,502
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class A2 1.97% due 08/15/2045(2)	312,214	322,004
Morgan Stanley Capital I VRS Series 2006-HQ8, Class AM 5.65% due 03/12/2044(2)	3,879,000	4,202,726
New Century Home Equity Loan Trust VRS Series 2004-A, Class AII9 5.01% due 08/25/2034	209,746	205,349
Sierra Receivables Funding Co LLC Series 2012-2A, Class A 2.38% due 03/20/2029*	357,969	359,037
Triton Container Finance LLC Series 2012-1A, Class A 4.21% due 05/14/2027*	487,500	503,078
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A2 2.11% due 05/10/2063(2)	810,261	840,719
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C23, Class AM 5.47% due 01/15/2045(2)	2,883,000	3,144,275
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 6.17% due 06/15/2045(2)	1,000,000	1,114,290
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-8, Class A2 0.64% due 07/25/2036(1)	7,909	7,891
Wells Fargo Mtg. Backed Securities Trust Series 2006-6, Class 1A2 5.75% due 05/25/2036(1)	238,732	238,099
Wells Fargo Mtg. Backed Securities Trust Series 2007-7, Class A36 6.00% due 06/25/2037(1)	219,057	217,340

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2012 — (continued)

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Wells Fargo Mtg. Backed Securities Trust Series 2007-14, Class 1A1 6.00% due 10/25/2037(1)	$2,058,731	$2,037,773
Wells Fargo Mtg. Backed Securities Trust Series 2007-15, Class A1 6.00% due 11/25/2037(1)	307,708	300,456
WF-RBS Commercial Mtg. Trust Series 2012-C8, Class A2 1.88% due 08/15/2045(2)	98,199	100,847
Wheels SPV LLC Series 2012-1, Class A3 1.53% due 03/20/2021*	300,000	302,421

Total Asset Backed Securities
(cost $33,672,553)		34,581,927

U.S. CORPORATE BONDS & NOTES — 21.1%
Advertising Agencies — 0.3%
Interpublic Group of Cos., Inc. Senior Notes 4.00% due 03/15/2022	461,000	479,833
Interpublic Group of Cos., Inc. Senior Notes 6.25% due 11/15/2014	471,000	510,447
Omnicom Group, Inc. Senior Notes 3.63% due 05/01/2022	1,065,000	1,116,564

		2,106,844

Advertising Services — 0.0%
Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	140,000	138,600

Aerospace/Defense — 0.2%
Lockheed Martin Corp. Senior Notes 4.25% due 11/15/2019	587,000	659,889
Lockheed Martin Corp. Senior Notes 6.15% due 09/01/2036	570,000	744,520

		1,404,409

Aerospace/Defense - Equipment — 0.0%
Sequa Corp. Company Guar. Notes 11.75% due 12/01/2015*	175,000	183,750

Airlines — 0.1%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/2019	186,037	187,897
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/2015	205,819	178,034

		365,931

Auto - Cars/Light Trucks — 0.2%
Chrysler Group LLC/CG Co-Issuer, Inc. Sec. Notes 8.25% due 06/15/2021	360,000	379,800
Ford Motor Co. Senior Notes 7.40% due 11/01/2046	570,000	675,450

		1,055,250

Security Description	Principal Amount	Value (Note 2)

Banks - Commercial — 1.1%
Associated Banc-Corp. Senior Notes 5.13% due 03/28/2016	$1,007,000	$1,078,001
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	250,000	260,625
City National Bank Sub. Notes 5.38% due 07/15/2022	197,000	206,547
HSBC USA, Inc. Senior Notes 2.38% due 02/13/2015	1,897,000	1,943,757
KeyBank NA Sub. Notes 7.41% due 10/15/2027	82,000	90,933
Regions Bank Sub. Notes 7.50% due 05/15/2018	318,000	370,470
Synovus Financial Corp. Senior Notes 7.88% due 02/15/2019	185,000	202,575
Union Bank NA Senior Notes 2.13% due 06/16/2017	1,376,000	1,400,425
Zions Bancorp. Senior Notes 4.50% due 03/27/2017	1,511,000	1,579,569

		7,132,902

Banks - Fiduciary — 0.2%
Bank of New York Mellon Corp. Senior Notes 1.20% due 02/20/2015	889,000	901,136
State Street Capital Trust IV FRS Limited Guar. Notes 1.47% due 06/15/2037	784,000	560,032

		1,461,168

Banks - Money Center — 0.1%
Chase Capital III FRS Limited Guar. Notes 1.02% due 03/01/2027	92,000	69,014
Comerica Bank Sub. Notes 5.20% due 08/22/2017	491,000	554,053

		623,067

Banks - Super Regional — 1.0%
Capital One Capital VI Limited Guar. Notes 8.88% due 05/15/2040	408,000	417,489
Capital One Financial Corp. FRS Senior Notes 1.61% due 07/15/2014	468,000	471,344
Capital One Financial Corp. Senior Notes 2.15% due 03/23/2015	1,245,000	1,275,118
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/2020	345,000	411,588
JPMorgan Chase Bank NA Sub. Notes 5.88% due 06/13/2016	314,000	357,269
JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/2017	737,000	867,693

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2012 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Banks - Super Regional (continued)
PNC Preferred Funding Trust I VRS Jr. Sub. Notes 2.12% due 12/15/2012*(8)	$300,000	$242,901
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/2026	45,000	46,847
US Bancorp Senior Notes 1.65% due 05/15/2017	830,000	848,722
Wachovia Corp. Senior Notes 5.75% due 02/01/2018	747,000	896,714
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/2018(8)	235,000	266,137
Wells Fargo Bank NA FRS Sub. Notes 0.65% due 05/16/2016	475,000	457,367

		6,559,189

Beverages - Non-alcoholic — 0.0%
Innovation Ventures LLC/Innovation Ventures Finance Corp. Senior Sec. Notes 9.50% due 08/15/2019*	150,000	137,625

Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 2.50% due 07/15/2022	880,000	893,719

Broadcast Services/Program — 0.0%
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. Sec. Notes 8.88% due 04/15/2017	138,000	148,350

Building Products - Cement — 0.0%
Headwaters, Inc. Sec. Notes 7.63% due 04/01/2019	105,000	104,738

Building - Heavy Construction — 0.0%
New Enterprise Stone & Lime Co., Inc. Company Guar. Notes 11.00% due 09/01/2018	100,000	69,750

Building - Residential/Commercial — 0.1%
Beazer Homes USA, Inc. Company Guar. Notes 9.13% due 05/15/2019	140,000	136,850
KB Home Company Guar. Notes 9.10% due 09/15/2017	57,000	62,771
Standard Pacific Corp. Company Guar. Notes 8.38% due 05/15/2018	145,000	162,400

		362,021

Cable/Satellite TV — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/2021	470,000	504,075
Comcast Corp. Company Guar. Notes 5.65% due 06/15/2035	380,000	448,654
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.15% due 03/15/2042	490,000	499,974

Security Description	Principal Amount	Value (Note 2)

Cable/Satellite TV (continued)
TCI Communications, Inc. Senior Notes 7.13% due 02/15/2028	$345,000	$457,999
Time Warner Cable, Inc. Company Guar. Notes 4.50% due 09/15/2042	756,000	751,371

		2,662,073

Capacitors — 0.1%
Kemet Corp. Senior Sec. Notes 10.50% due 05/01/2018	475,000	475,594

Casino Hotels — 0.1%
CityCenter Holdings LLC/CityCenter Finance Corp. Sec. Notes 10.75% due 01/15/2017(10)	238,919	253,254
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/2017	220,000	237,050
Station Casinos LLC Company Guar. Notes 3.66% due 06/18/2018*(3)	230,000	195,500

		685,804

Casino Services — 0.0%
Greektown Superholdings, Inc. Sec. Notes, Series A 13.00% due 07/01/2015	44,000	47,520
Greektown Superholdings, Inc. Sec. Notes, Series B 13.00% due 07/01/2015	90,000	97,200

		144,720

Cellular Telecom — 0.1%
Nextel Communications, Inc. Company Guar. Notes 7.38% due 08/01/2015	65,000	65,325
Sprint Nextel Corp. Senior Notes 7.00% due 08/15/2020	525,000	536,812

		602,137

Chemicals - Other — 0.0%
Taminco Global Chemical Corp. Sec. Notes 9.75% due 03/31/2020*	95,000	100,225

Chemicals - Specialty — 0.4%
Cabot Corp. Senior Notes 3.70% due 07/15/2022	440,000	450,517
Eastman Chemical Co. Senior Notes 4.80% due 09/01/2042	284,000	310,708
Eastman Chemical Co. Senior Notes 7.25% due 01/15/2024	579,000	759,207
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	370,000	517,160
Tronox Finance LLC Company Guar. Notes 6.38% due 08/15/2020*	200,000	202,000

		2,239,592

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2012 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Coal — 0.1%
Alpha Natural Resources, Inc. Company Guar. Notes 6.00% due 06/01/2019	$25,000	$22,500
Patriot Coal Corp. Company Guar. Notes 8.25% due 04/30/2018†(4)(12)	292,000	129,210
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II Company Guar. Notes 8.38% due 06/01/2020*	170,000	172,975

		324,685

Commercial Services — 0.1%
Ceridian Corp. Senior Sec. Notes 8.88% due 07/15/2019*	250,000	268,125
Live Nation Entertainment, Inc. Company Guar. Notes 7.00% due 09/01/2020*	175,000	178,719

		446,844

Commercial Services - Finance — 0.0%
Alliance Data Systems Corp. Company Guar. Notes 6.38% due 04/01/2020*	200,000	207,000

Communications Software — 0.0%
Aspect Software, Inc. Sec. Notes 10.63% due 05/15/2017	92,000	95,680

Computer Services — 0.2%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/2015	206,000	221,616
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/2015*	82,000	84,460
International Business Machines Corp. Senior Notes 1.25% due 02/06/2017	383,000	388,858
International Business Machines Corp. Senior Notes 6.22% due 08/01/2027	475,000	645,179

		1,340,113

Consumer Products - Misc. — 0.0%
American Achievement Corp. Sec. Notes 10.88% due 04/15/2016*	189,000	163,958

Containers - Metal/Glass — 0.0%
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026	232,000	249,400

Containers - Paper/Plastic — 0.1%
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	125,000	130,625
Graphic Packaging International, Inc. Company Guar. Notes 9.50% due 06/15/2017	89,000	98,123
Tekni-Plex, Inc. Senior Sec. Notes 9.75% due 06/01/2019*	149,000	155,705

		384,453

Security Description	Principal Amount	Value (Note 2)

Direct Marketing — 0.0%
Catalina Marketing Corp. Company Guar. Notes 11.63% due 10/01/2017*(3)	$100,000	$96,500

Diversified Banking Institutions — 2.0%
Ally Financial, Inc. Company Guar. Notes 5.50% due 02/15/2017	190,000	197,620
BAC Capital Trust XIII FRS Limited Guar. Notes 4.00% due 10/09/2012(8)	822,000	646,630
Bank of America Corp. Sub. Notes 5.42% due 03/15/2017	534,000	569,969
Bank of America Corp. Senior Notes 5.75% due 12/01/2017	670,000	749,125
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025	75,000	83,405
Citigroup, Inc. Senior Notes 4.50% due 01/14/2022	1,118,000	1,181,613
Citigroup, Inc. Sub. Notes 5.50% due 02/15/2017	643,000	691,736
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	1,069,000	1,085,309
GMAC LLC Sub. Notes 8.00% due 12/31/2018	225,000	252,562
Goldman Sachs Group, Inc. Senior Notes 5.75% due 01/24/2022	935,000	1,031,737
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018	961,000	1,092,678
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	560,000	583,059
JPMorgan Chase & Co. Senior Notes 2.00% due 08/15/2017	1,044,000	1,052,050
JPMorgan Chase & Co. Sub. Notes 6.13% due 06/27/2017	640,000	749,659
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/2018(8)	250,000	279,660
JPMorgan Chase Capital XXIII FRS Limited Guar. Bonds 1.43% due 05/15/2077	103,000	72,340
Morgan Stanley Senior Notes 5.50% due 07/28/2021	1,428,000	1,464,044
Morgan Stanley Senior Notes 6.63% due 04/01/2018	766,000	845,927

		12,629,123

Diversified Financial Services — 0.8%
Associates Corp. of North America Senior Notes 6.95% due 11/01/2018	1,100,000	1,299,290

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2012 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	$1,253,000	$1,521,190
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	1,931,000	2,507,293

		5,327,773

Diversified Manufacturing Operations — 0.5%
General Electric Co. Senior Notes 5.25% due 12/06/2017	119,000	141,208
Harsco Corp. Senior Notes 2.70% due 10/15/2015	211,000	211,981
Illinois Tool Works, Inc. Senior Notes 3.90% due 09/01/2042	1,110,000	1,132,152
JB Poindexter & Co., Inc. Notes 9.00% due 04/01/2022*	225,000	225,000
Textron, Inc. Senior Notes 4.63% due 09/21/2016	1,070,000	1,160,483

		2,870,824

Electric - Generation — 0.3%
AES Corp. Senior Notes 8.00% due 10/15/2017	219,000	255,682
Allegheny Energy Supply Co. LLC Senior Notes 6.75% due 10/15/2039*	1,034,000	1,112,821
Edison Mission Energy Senior Notes 7.63% due 05/15/2027	455,000	235,463

		1,603,966

Electric - Integrated — 1.6%
CenterPoint Energy Houston Electric LLC Bonds 3.55% due 08/01/2042	540,000	542,277
Cleco Power LLC Senior Notes 6.00% due 12/01/2040	322,000	383,236
CMS Energy Corp. Senior Notes 2.75% due 05/15/2014	619,000	626,902
Dominion Resources, Inc. Senior Notes 4.90% due 08/01/2041	540,000	639,709
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	439,000	518,498
Duke Energy Corp. Senior Notes 3.05% due 08/15/2022	640,000	642,069
Duke Energy Indiana, Inc. 1st. Mtg. Notes 4.20% due 03/15/2042	533,000	564,079
Entergy Louisiana LLC 1st. Mtg. Notes 1.88% due 12/15/2014	704,000	722,990

Security Description	Principal Amount	Value (Note 2)

Electric - Integrated (continued)
Exelon Generation Co. LLC Senior Notes 4.25% due 06/15/2022*	$1,776,000	$1,846,262
Exelon Generation Co. LLC Senior Notes 5.60% due 06/15/2042*	889,000	961,365
Exelon Generation Co. LLC Senior Notes 5.75% due 10/01/2041	459,000	510,160
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	265,000	284,850
Great Plains Energy, Inc. Senior Notes 5.29% due 06/15/2022	541,000	603,458
Northern States Power Co. 1st. Mtg. Notes 2.15% due 08/15/2022	524,000	523,437
Northern States Power Co. 1st. Mtg. Notes 3.40% due 08/15/2042	541,000	534,271

		9,903,563

Electronic Components - Misc. — 0.1%
Jabil Circuit, Inc. Senior Notes 5.63% due 12/15/2020	289,000	311,398

Electronic Components - Semiconductors — 0.1%
National Semiconductor Corp. Senior Notes 6.60% due 06/15/2017	354,000	441,775

Finance - Auto Loans — 0.2%
Ford Motor Credit Co. LLC Senior Notes 2.75% due 05/15/2015	1,303,000	1,319,879
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/2018	120,000	133,049

		1,452,928

Finance - Commercial — 0.0%
Textron Financial Corp. Senior Notes 5.40% due 04/28/2013	240,000	247,032

Finance - Credit Card — 0.0%
Capital One Capital III Limited Guar. Bonds 7.69% due 08/15/2036	174,000	175,740

Finance - Investment Banker/Broker — 0.4%
Bear Stearns Cos. LLC Sub. Notes 5.55% due 01/22/2017	703,000	795,546
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†	179,000	18
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†	230,000	23
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/2016	702,000	756,521

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2012 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Finance - Investment Banker/Broker (continued)
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/2038	$224,000	$271,049
Oppenheimer Holdings, Inc. Senior Sec. Notes 8.75% due 04/15/2018	245,000	246,225
Scottrade Financial Services, Inc. Senior Notes 6.13% due 07/11/2021*	523,000	539,624

		2,609,006

Finance - Leasing Companies — 0.2%
Air Lease Corp. Senior Notes 5.63% due 04/01/2017*	331,000	330,172
Boeing Capital Corp. Senior Notes 2.13% due 08/15/2016	778,000	816,803
Boeing Capital Corp. Senior Notes 2.90% due 08/15/2018	312,000	340,514

		1,487,489

Finance - Other Services — 0.1%
National Rural Utilities Cooperative Finance Corp. Bonds 1.00% due 02/02/2015	463,000	468,550
SquareTwo Financial Corp. Sec. Notes 11.63% due 04/01/2017	335,000	291,450

		760,000

Financial Guarantee Insurance — 0.1%
Assured Guaranty Municipal Holdings, Inc. FRS Company Guar. Notes 6.40% due 12/15/2036*	875,000	599,375

Food - Misc./Diversified — 0.2%
Unilever Capital Corp. Company Guar. Notes 0.85% due 08/02/2017	970,000	960,471

Funeral Services & Related Items — 0.0%
Carriage Services, Inc. Company Guar. Notes 7.88% due 01/15/2015	239,000	242,137

Gambling (Non-Hotel) — 0.0%
Waterford Gaming LLC Senior Notes 8.63% due 09/15/2014*(5)(6)	10,903	5,452

Gas - Distribution — 0.1%
Southern Union Co. Senior Notes 7.60% due 02/01/2024	342,000	423,205

Gas - Transportation — 0.2%
Northern Natural Gas Co. Senior Notes 4.10% due 09/15/2042*	778,000	796,039
Sabine Pass LNG LP Senior Sec. Notes 7.25% due 11/30/2013	310,000	322,400

		1,118,439

Security Description	Principal Amount	Value (Note 2)

Home Furnishings — 0.1%
Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/2015	$300,000	$298,500
Sealy Mattress Co. Company Guar. Notes 8.25% due 06/15/2014	200,000	198,750

		497,250

Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/2020*	160,000	180,000
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	130,000	143,325
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/2020	405,000	436,387

		759,712

Insurance - Life/Health — 0.4%
Jefferson-Pilot Corp. Senior Notes 4.75% due 01/30/2014	186,000	194,267
Primerica, Inc. Senior Notes 4.75% due 07/15/2022	616,000	651,145
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/2015	723,000	793,871
Unum Group Senior Notes 5.75% due 08/15/2042	555,000	571,359

		2,210,642

Insurance - Multi-line — 0.5%
Genworth Financial, Inc. Senior Notes 7.63% due 09/24/2021	225,000	229,905
Hartford Financial Services Group, Inc. Senior Notes 6.30% due 03/15/2018	1,007,000	1,146,655
MetLife, Inc. Senior Notes 4.13% due 08/13/2042	544,000	552,262
Metropolitan Life Global Funding I Senior Sec. Notes 2.00% due 01/09/2015*	933,000	953,924

		2,882,746

Insurance - Mutual — 0.3%
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/2014*	220,000	231,553
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	1,394,000	1,420,220

		1,651,773

Insurance - Property/Casualty — 0.1%
Markel Corp. Senior Notes 4.90% due 07/01/2022	565,000	602,995

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2012 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Machinery - Construction & Mining — 0.1%
Caterpillar, Inc. Senior Notes 1.50% due 06/26/2017	$842,000	$858,275

Marine Services — 0.1%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	310,000	324,725

Medical Instruments — 0.0%
Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/2017	210,000	216,563

Medical Products — 0.2%
Baxter International, Inc. Senior Notes 1.85% due 01/15/2017	256,000	265,412
Baxter International, Inc. Senior Notes 3.65% due 08/15/2042	326,000	332,763
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/2027	409,000	564,137
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020*	180,000	189,450

		1,351,762

Medical - Drugs — 0.4%
Bristol-Myers Squibb Co. Senior Notes 2.00% due 08/01/2022	1,031,000	1,006,248
Bristol-Myers Squibb Co. Senior Notes 3.25% due 08/01/2042	535,000	510,601
Johnson & Johnson Notes 5.55% due 08/15/2017	455,000	555,901
Valeant Pharmaceuticals International Company Guar. Notes 6.88% due 12/01/2018*	200,000	210,500

		2,283,250

Medical - HMO — 0.2%
AMERIGROUP Corp. Senior Notes 7.50% due 11/15/2019	175,000	203,875
Cigna Corp. Senior Notes 5.38% due 02/15/2042	569,000	644,393
Cigna Corp. Senior Notes 6.15% due 11/15/2036	247,000	298,535

		1,146,803

Medical - Hospitals — 0.1%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	237,000	251,516
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	175,000	186,156
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	67,000	73,616

Security Description	Principal Amount	Value (Note 2)

Medical - Hospitals (continued)
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	$275,000	$262,282

		773,570

Metal - Iron — 0.1%
Cliffs Natural Resources, Inc. Senior Notes 4.88% due 04/01/2021	764,000	749,458

Motion Pictures & Services — 0.1%
NAI Entertainment Holdings LLC Senior Sec. Notes 8.25% due 12/15/2017*	270,000	301,050

MRI/Medical Diagnostic Imaging — 0.0%
Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/2018	270,000	272,025

Multimedia — 0.4%
News America, Inc. Company Guar. Notes 6.55% due 03/15/2033	649,000	757,193
News America, Inc. Company Guar. Notes 8.45% due 08/01/2034	280,000	389,031
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	630,000	906,850
Time Warner, Inc. Company Guar. Notes 4.90% due 06/15/2042	569,000	617,220

		2,670,294

Non - Hazardous Waste Disposal — 0.0%
Republic Services, Inc. Company Guar. Notes 6.09% due 03/15/2035	75,000	89,501

Oil & Gas Drilling — 0.1%
Rowan Cos., Inc. Company Guar. Notes 4.88% due 06/01/2022	755,000	794,995

Oil Companies - Exploration & Production — 0.6%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/2018	185,000	185,925
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 08/15/2018	280,000	288,400
Chesapeake Energy Corp. Company Guar. Notes 9.50% due 02/15/2015	100,000	109,750
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.25% due 11/01/2019*	220,000	217,250
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 8.63% due 04/15/2020	135,000	145,800
Milagro Oil & Gas, Inc. Sec. Notes 10.50% due 05/15/2016	66,000	46,200
Pioneer Natural Resources Co. Senior Notes 3.95% due 07/15/2022	506,000	526,443

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2012 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies - Exploration & Production (continued)
Plains Exploration & Production Co. Company Guar. Notes 6.13% due 06/15/2019	$135,000	$142,425
Plains Exploration & Production Co. Company Guar. Notes 7.63% due 04/01/2020	375,000	408,750
QEP Resources, Inc. Senior Notes 6.88% due 03/01/2021	125,000	141,250
Samson Investment Co. Senior Notes 9.75% due 02/15/2020*	200,000	206,000
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 02/15/2023*	125,000	125,625
Union Pacific Resources Group, Inc. Senior Notes 7.15% due 05/15/2028	1,095,000	1,319,776

		3,863,594

Oil Companies - Integrated — 0.1%
Hess Corp. Senior Notes 7.88% due 10/01/2029	265,000	354,461
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	168,000	204,957

		559,418

Oil - Field Services — 0.1%
Exterran Holdings, Inc. Company Guar. Notes 7.25% due 12/01/2018	250,000	252,500
Green Field Energy Services, Inc. Senior Sec. Notes 13.00% due 11/15/2016*	290,000	261,000
Oil States International, Inc. Company Guar. Notes 6.50% due 06/01/2019	325,000	345,312

		858,812

Paper & Related Products — 0.4%
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	1,083,000	1,272,956
Georgia-Pacific LLC Company Guar. Notes 8.25% due 05/01/2016*	964,000	1,041,178
Longview Fibre Paper & Packaging, Inc. Senior Sec. Notes 8.00% due 06/01/2016*	193,000	199,755

		2,513,889

Pharmacy Services — 0.2%
Express Scripts Holding Co. Company Guar. Notes 2.10% due 02/12/2015*	937,000	955,052

Pipelines — 0.5%
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 6.13% due 07/15/2022	175,000	181,563
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.75% due 06/01/2018	120,000	126,000

Security Description	Principal Amount	Value (Note 2)

Pipelines (continued)
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	$160,000	$184,000
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/2042	918,000	1,041,765
Enterprise Products Operating LLC Company Guar. Notes 1.25% due 08/13/2015	490,000	493,492
Enterprise Products Operating LLC Company Guar. Notes 4.45% due 02/15/2043	758,000	745,921
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/2018	280,000	294,700
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.50% due 08/15/2021	110,000	117,975

		3,185,416

Printing - Commercial — 0.0%
Valassis Communications, Inc. Company Guar. Notes 6.63% due 02/01/2021	210,000	210,000

Radio — 0.0%
Entercom Radio LLC Company Guar. Notes 10.50% due 12/01/2019	125,000	136,875

Real Estate Investment Trusts — 0.3%
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/2018	355,000	374,772
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/2017	220,000	243,100
HCP, Inc. Senior Notes 3.75% due 02/01/2016	330,000	349,562
Host Hotels & Resorts LP Company Guar. Notes 4.75% due 03/01/2023	20,000	20,500
Host Hotels & Resorts LP Senior Notes 5.25% due 03/15/2022*	119,000	127,181
Omega Healthcare Investors, Inc. Company Guar. Notes 5.88% due 03/15/2024*	195,000	207,675
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 8.13% due 11/01/2018*	50,000	54,250
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 8.13% due 11/01/2018	225,000	244,688

		1,621,728

Real Estate Management/Services — 0.1%
Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/2019	405,000	430,312

Real Estate Operations & Development — 0.0%
First Industrial LP Senior Notes 5.75% due 01/15/2016	135,000	141,414

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2012 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(5)(6)	$100,000	$4

Rental Auto/Equipment — 0.1%
Ashtead Capital, Inc. Sec. Notes 6.50% due 07/15/2022*	80,000	83,200
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022*	185,000	191,937
United Rentals North America, Inc. Company Guar. Notes 8.38% due 09/15/2020	230,000	246,100

		521,237

Retail - Apparel/Shoe — 0.1%
Limited Brands, Inc. Company Guar. Notes 5.63% due 02/15/2022	425,000	447,312

Retail - Building Products — 0.0%
McJunkin Red Man Corp. Senior Sec. Notes 9.50% due 12/15/2016	130,000	141,700

Retail - Drug Store — 0.2%
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/31/2033*	317,646	362,034
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	546,717	633,956
Rite Aid Corp. Senior Sec. Notes 8.00% due 08/15/2020	210,000	236,250

		1,232,240

Retail - Office Supplies — 0.0%
Office Depot, Inc. Senior Sec. Notes 9.75% due 03/15/2019*	240,000	219,600

Retail - Restaurants — 0.1%
Dave & Buster’s, Inc. Company Guar. Notes 11.00% due 06/01/2018	215,000	239,725
Wok Acquisition Corp. Company Guar. Notes 10.25% due 06/30/2020*	135,000	141,413

		381,138

Retail - Toy Stores — 0.0%
Toys R Us Property Co. II LLC Senior Sec. Notes 8.50% due 12/01/2017	230,000	248,975

Savings & Loans/Thrifts — 0.3%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	842,000	862,288
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	753,000	871,256

		1,733,544

Security Description	Principal Amount	Value (Note 2)

Schools — 0.2%
Northwestern University Bonds 4.20% due 12/01/2047	$679,000	$757,492
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	516,000	601,285

		1,358,777

Security Services — 0.4%
ADT Corp. Company Guar. Notes 2.25% due 07/15/2017*	1,501,000	1,526,229
ADT Corp. Company Guar. Notes 3.50% due 07/15/2022*	457,000	474,696
ADT Corp. Company Guar. Notes 4.88% due 07/15/2042*	470,000	511,244

		2,512,169

Seismic Data Collection — 0.0%
Geokinetics Holdings USA, Inc. Senior Sec. Notes 9.75% due 12/15/2014	190,000	72,200

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 6.88% due 03/15/2018	200,000	214,000

Special Purpose Entity — 0.2%
MassMutual Global Funding II Senior Sec. Notes 2.00% due 04/05/2017*	1,511,000	1,548,642

Steel - Producers — 0.1%
AK Steel Corp. Company Guar. Notes 7.63% due 05/15/2020	300,000	265,500
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/2015	195,000	198,412

		463,912

Storage/Warehousing — 0.1%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	410,000	439,725

Telecom Services — 0.1%
BellSouth Telecommunications, Inc. Senior Notes 6.38% due 06/01/2028	315,000	378,401
Consolidated Communications Finance Co. Company Guar. Notes 10.88% due 06/01/2020*	150,000	160,875
Qwest Corp. Senior Notes 7.50% due 10/01/2014	135,000	151,124

		690,400

Telephone - Integrated — 0.8%
AT&T, Inc. Senior Notes 0.88% due 02/13/2015	914,000	921,666
AT&T, Inc. Senior Notes 6.45% due 06/15/2034	395,000	514,461

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2012 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Telephone - Integrated (continued)
BellSouth Corp. Senior Notes 6.55% due 06/15/2034	$346,000	$420,975
Century Telephone Enterprise, Inc. Senior Notes 6.88% due 01/15/2028	365,000	383,694
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	225,000	240,935
CenturyLink, Inc. Senior Notes 7.60% due 09/15/2039	537,000	554,774
CenturyLink, Inc. Senior Notes 7.65% due 03/15/2042	471,000	491,023
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 02/15/2015	22,000	22,220
Cincinnati Bell, Inc. Company Guar. Notes 8.75% due 03/15/2018	75,000	75,750
Frontier Communications Corp. Senior Notes 8.25% due 04/15/2017	36,000	40,140
Frontier Communications Corp. Senior Notes 8.50% due 04/15/2020	466,000	519,590
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	167,000	190,380
Level 3 Financing, Inc. Company Guar. Notes 7.00% due 06/01/2020*	125,000	124,375
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	325,000	328,250
Verizon Communications, Inc. Senior Notes 6.40% due 02/15/2038	385,000	516,830

		5,345,063

Television — 0.1%
CBS Corp. Company Guar. Notes 4.85% due 07/01/2042	569,000	591,069

Theaters — 0.0%
National CineMedia LLC Senior Sec. Notes 6.00% due 04/15/2022*	160,000	166,400

Transport - Rail — 0.1%
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111	590,000	726,104

Transport - Services — 0.2%
Ryder System, Inc. Senior Notes 2.50% due 03/01/2018	1,100,000	1,111,900

Travel Services — 0.0%
Sabre, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	106,000	109,843

Security Description	Principal Amount	Value (Note 2)

Trucking/Leasing — 0.5%
Penske Truck Leasing Co. LP/PTL Finance Corp. Notes 3.13% due 05/11/2015*	$740,000	$752,038
Penske Truck Leasing Co. LP/PTL Finance Corp. Notes 3.75% due 05/11/2017*	1,337,000	1,356,116
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.88% due 07/11/2022*	905,000	905,158

		3,013,312

Wireless Equipment — 0.0%
Motorola, Inc. Senior Notes 6.63% due 11/15/2037	19,795	21,344

Total U.S. Corporate Bonds & Notes
(cost $129,032,049)		134,360,296

FOREIGN CORPORATE BONDS & NOTES — 5.1%
Auto/Truck Parts & Equipment - Original — 0.0%
Schaeffler Finance BV Senior Sec. Notes 7.75% due 02/15/2017*	175,000	189,438

Banks - Commercial — 0.9%
ANZ National International, Ltd. Bank Guar. Notes 1.85% due 10/15/2015*	982,000	990,205
Bank of Nova Scotia Senior Notes 2.55% due 01/12/2017	858,000	907,094
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	284,000	301,127
LBG Capital No.1 PLC FRS Bank Guar. Notes 8.00% due 06/15/2020*(8)	175,000	157,500
National Australia Bank, Ltd. Senior Notes 1.60% due 08/07/2015	1,390,000	1,401,050
National Bank of Canada Bank Guar. Notes 1.50% due 06/26/2015	450,000	458,179
Sumitomo Mitsui Banking Corp. Senior Notes 1.35% due 07/18/2015	1,329,000	1,342,372
Westpac Banking Corp. FRS Jr. Sub. Notes 0.93% due 09/28/2012(8)	820,000	434,600

		5,992,127

Banks - Money Center — 0.2%
Royal Bank of Scotland NV FRS Sub. Notes 1.17% due 03/09/2015	1,108,000	990,552

Cellular Telecom — 0.1%
America Movil SAB de CV Senior Notes 3.13% due 07/16/2022	345,000	353,637

Chemicals - Diversified — 0.1%
LyondellBasell Industries NV Senior Notes 5.75% due 04/15/2024	166,000	187,995

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2012 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Chemicals - Diversified (continued)
OXEA Finance/Cy SCA Senior Sec. Notes 9.50% due 07/15/2017*	$90,000	$98,100

		286,095

Computers - Memory Devices — 0.0%
Seagate HDD Cayman Company Guar. Notes 7.75% due 12/15/2018	225,000	246,937

Diversified Banking Institutions — 0.1%
UBS AG Sub. Notes 7.63% due 08/17/2022	281,000	282,054

Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 7.50% due 03/15/2018*	225,000	250,312

Diversified Minerals — 0.2%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.38% due 02/01/2016*	190,000	182,400
FMG Resources August 2006 Pty, Ltd. Senior Notes 6.88% due 04/01/2022*	250,000	230,000
Teck Resources, Ltd. Company Guar. Notes 5.40% due 02/01/2043	750,000	726,376

		1,138,776

Insurance - Multi-line — 0.0%
Catlin Insurance Co., Ltd. FRS Jr. Sub. Notes 7.25% due 01/19/2017*(8)	205,000	190,138

Investment Companies — 0.1%
Temasek Financial I, Ltd. Company Guar. Notes 2.38% due 01/23/2023*	905,000	908,558

Medical - Drugs — 0.6%
GlaxoSmithKline Capital PLC Company Guar. Notes 0.75% due 05/08/2015	974,000	978,047
Takeda Pharmaceutical Co., Ltd. Senior Notes 1.03% due 03/17/2015*	953,000	957,477
Takeda Pharmaceutical Co., Ltd. Senior Notes 1.63% due 03/17/2017*	1,878,000	1,893,516

		3,829,040

Metal - Diversified — 0.2%
Rio Tinto Finance USA PLC Company Guar. Notes 2.88% due 08/21/2022	1,045,000	1,028,327

Non - Ferrous Metals — 0.1%
Corp Nacional del Cobre de Chile Senior Notes 3.00% due 07/17/2022*	430,000	432,113

Oil & Gas Drilling — 0.1%
Transocean, Inc. Company Guar. Notes 6.80% due 03/15/2038	24,000	29,879

Security Description	Principal Amount	Value (Note 2)

Oil & Gas Drilling (continued)
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031	$487,000	$598,421

		628,300

Oil Companies - Exploration & Production — 0.2%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	1,100,000	1,473,583

Oil Companies - Integrated — 1.3%
BG Energy Capital PLC Company Guar. Notes 2.88% due 10/15/2016*	1,462,000	1,549,837
BP Capital Markets PLC Company Guar. Notes 1.85% due 05/05/2017	896,000	916,999
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/2016	950,000	993,120
BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/2015	436,000	466,358
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/2022	411,000	437,796
BP Capital Markets PLC Company Guar. Notes 4.50% due 10/01/2020	968,000	1,126,181
Cenovus Energy, Inc. Senior Notes 4.45% due 09/15/2042	540,000	551,987
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044*	628,000	684,520
Shell International Finance BV Company Guar. Notes 2.38% due 08/21/2022	1,056,000	1,068,467
Total Capital International SA Company Guar. Notes 1.55% due 06/28/2017	758,000	770,204

		8,565,469

Oil - Field Services — 0.3%
Schlumberger Investment SA Company Guar. Notes 2.40% due 08/01/2022*	1,063,000	1,058,154
Schlumberger Norge AS Company Guar. Notes 1.25% due 08/01/2017*	1,015,000	1,016,153

		2,074,307

Pipelines — 0.1%
TransCanada PipeLines, Ltd. Senior Notes 2.50% due 08/01/2022	519,000	527,586

Satellite Telecom — 0.1%
Intelsat Luxembourg SA Company Guar. Notes 11.50% due 02/04/2017(10)	300,000	315,000

Telecom Services — 0.1%
UPCB Finance III, Ltd. Senior Sec. Notes 6.63% due 07/01/2020*	240,000	253,800

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2012 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Telecom Services (continued)
Wind Acquisition Holdings Finance SA Senior Sec. Notes 12.25% due 07/15/2017*(10)	$424,500	$297,150

		550,950

Telephone - Integrated — 0.2%
Nippon Telegraph & Telephone Corp. Senior Notes 1.40% due 07/18/2017	1,168,000	1,180,890
Virgin Media Finance PLC Company Guar. Notes 5.25% due 02/15/2022	135,000	141,413

		1,322,303

Therapeutics — 0.0%
Warner Chilcott Co. LLC Company Guar. Notes 7.75% due 09/15/2018	240,000	258,600

Transport - Rail — 0.1%
Canadian Pacific Railway, Ltd. Senior Notes 4.50% due 01/15/2022	740,000	817,116

Total Foreign Corporate Bonds & Notes
(cost $31,808,648)		32,651,318

FOREIGN GOVERNMENT AGENCIES — 3.5%
Regional Authority — 0.5%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017	986,000	1,000,100
Province of Alberta, Canada Notes 1.00% due 06/21/2017*	800,000	806,728
Province of British Columbia, Canada Senior Notes 2.85% due 06/15/2015	1,032,000	1,100,628

		2,907,456

Sovereign — 3.0%
Federal Republic of Brazil Senior Notes 4.88% due 01/22/2021	850,000	1,014,475
Federal Republic of Brazil Senior Notes 5.63% due 01/07/2041	500,000	646,250
Government of Canada Senior Notes 0.88% due 02/14/2017	886,000	895,923
Republic of Argentina Senior Notes 7.00% due 10/03/2015	1,290,000	1,122,300
Republic of Colombia Senior Notes 4.38% due 07/12/2021	1,400,000	1,624,000
Republic of Colombia Senior Notes 6.13% due 01/18/2041	700,000	953,750
Republic of El Salvador Senior Notes 7.63% due 02/01/2041	400,000	451,600
Republic of Hungary Senior Notes 4.75% due 02/03/2015	300,000	302,250

Security Description	Principal Amount	Value (Note 2)

Sovereign (continued)
Republic of Indonesia Senior Notes 4.88% due 05/05/2021	$1,100,000	$1,227,875
Republic of Indonesia Bonds 5.25% due 01/17/2042	490,000	545,125
Republic of Peru Senior Notes 7.13% due 03/30/2019	350,000	458,500
Republic of Romania Senior Notes 6.75% due 02/07/2022	1,450,000	1,573,250
Republic of Sri Lanka Senior Notes 6.25% due 07/27/2021	800,000	835,941
Republic of the Philippines Senior Notes 10.63% due 03/16/2025	1,000,000	1,715,000
Republic of Turkey Bonds 5.13% due 03/25/2022	700,000	784,000
Republic of Turkey Senior Notes 6.25% due 09/26/2022	600,000	726,000
Republic of Venezuela Senior Notes 12.75% due 08/23/2022	450,000	470,250
Russian Federation Senior Notes 7.50% due 03/31/2030(3)	644,000	803,390
United Mexican States Senior Notes 3.63% due 03/15/2022	1,000,000	1,087,000
United Mexican States Series A Senior Notes 6.05% due 01/11/2040	1,544,000	2,057,380

		19,294,259

Total Foreign Government Agencies
(cost $20,969,526)		22,201,715

U.S. GOVERNMENT AGENCIES — 32.9%
Federal Home Loan Mtg. Corp. — 7.8%
3.50% due 02/01/2042	975,540	1,032,780
3.50% due 03/01/2042	1,190,671	1,267,993
3.50% due 04/01/2042	2,582,015	2,733,513
4.00% due 09/01/2040	705,057	754,876
4.00% due 02/01/2041	2,511,140	2,688,577
4.50% due 11/01/2018	134,906	145,818
4.50% due 02/01/2019	135,107	145,950
4.50% due 01/01/2039	275,542	296,619
4.50% due 10/01/2039	1,239,251	1,334,042
4.50% due 12/01/2039	2,394,838	2,671,569
4.50% due 09/01/2040	1,766,216	1,906,282
4.50% due 06/01/2041	2,277,454	2,465,893
5.00% due 03/01/2019	57,375	62,247
5.00% due 10/01/2033	17,313	18,951
5.00% due 06/01/2034	79,957	87,398
5.00% due 12/01/2034	159,969	174,855
5.00% due 07/01/2035	162,120	176,548
5.00% due 08/01/2035	465,897	507,360
5.00% due 11/01/2035	239,069	260,345
5.00% due 11/01/2036	170,068	184,859
5.00% due 01/01/2037	160,697	174,672
5.00% due 03/01/2038	358,242	388,557

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2012 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
5.00% due 09/01/2039	$2,399,624	$2,602,685
5.00% due 07/01/2040	3,041,626	3,325,629
5.50% due 11/01/2018	73,753	80,836
5.50% due 11/01/2032	94,033	103,676
5.50% due 07/01/2034	108,398	119,243
5.50% due 02/01/2035	285,149	313,321
5.50% due 07/01/2035	5,701	6,264
5.50% due 08/01/2035	1,154,629	1,261,484
5.50% due 01/01/2036	1,403,826	1,550,041
5.50% due 05/01/2037	338,219	372,135
5.50% due 09/01/2037	547,264	598,423
5.50% due 10/01/2037	2,128,667	2,327,661
5.50% due 04/01/2038	1,886,067	2,061,970
5.50% due 07/01/2038	102,971	112,597
5.50% due 10/01/2038	120,917	132,108
5.50% due 05/01/2040	1,400,598	1,531,530
5.50% due 08/01/2040	4,184,924	4,576,143
6.00% due 07/01/2035	141,670	156,330
6.00% due 12/01/2036	134,882	148,460
6.00% due 08/01/2037	1,057,154	1,161,926
6.00% due 02/01/2039	294,860	324,083
6.00% due 03/01/2040	1,438,990	1,583,854
6.00% due 04/01/2040	733,139	805,799
6.50% due 12/01/2032	413,808	479,165
6.50% due 02/01/2036	69,036	78,636
6.50% due 09/01/2036	1,785	2,035
6.50% due 05/01/2037	263,645	300,715
6.50% due 11/01/2037	587,462	670,063
7.00% due 11/01/2016	7,782	8,291
7.00% due 07/01/2032	35,871	42,182
7.50% due 12/01/2030	2,266	2,391
7.50% due 04/01/2031	28,916	35,106
8.00% due 02/01/2030	4,484	4,726
8.00% due 07/01/2030	817	1,016
Federal Home Loan Mtg. Corp. REMIC Series 3980, Class LC 3.50% due 01/15/2042(1)	2,118,385	2,141,024
Series 3841, Class PA
5.00% due 12/15/2040(1)	831,154	898,959
Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS 6.56% due 09/15/2039(1)(9)	2,958,079	535,976

		49,936,187

Federal National Mtg. Assoc. — 23.8%
3.00% due 03/01/2042	2,919,084	3,030,495
3.00% due 06/01/2042	1,174,002	1,218,810
3.50% due 12/01/2041	1,945,064	2,071,636
3.50% due 01/01/2042	2,947,711	3,126,817
3.50% due 02/01/2042	1,803,983	1,913,595
3.50% due 03/01/2042	1,268,685	1,345,772
3.50% due 04/01/2042	1,956,073	2,075,002
3.50% due 05/01/2042	1,958,633	2,077,718
3.50% due 07/01/2042	1,925,276	2,042,333
4.00% due 04/01/2039	3,888,363	4,172,444
4.00% due 06/01/2039	1,087,330	1,202,108
4.00% due 07/01/2039	410,359	440,211
4.00% due 08/01/2040	1,343,744	1,442,336
4.00% due 09/01/2040	1,807,918	1,940,567
4.00% due 10/01/2040	1,242,143	1,333,282
4.00% due 11/01/2040	4,258,760	4,571,233
4.00% due 12/01/2040	2,670,065	2,901,779
4.00% due 03/01/2041	1,370,049	1,470,572
4.00% due 09/01/2041	2,860,057	3,070,799
4.00% due 10/01/2041	2,756,467	2,959,576

Security Description	Principal Amount	Value (Note 2)

Federal National Mtg. Assoc. (continued)
4.00% due 11/01/2041	$3,808,541	$4,089,172
4.50% due 06/01/2018	26,085	27,948
4.50% due 10/01/2024	2,249,323	2,429,524
4.50% due 01/01/2025	1,266,348	1,394,907
4.50% due 03/01/2025	2,842,304	3,070,011
4.50% due 05/01/2025	2,601,494	2,809,909
4.50% due 07/01/2025	3,432,208	3,707,175
4.50% due 01/01/2040	1,006,305	1,135,497
4.50% due 02/01/2040	2,422,941	2,734,003
4.50% due 05/01/2040	1,069,733	1,201,719
4.50% due 08/01/2040	3,723,428	4,073,620
4.50% due 09/01/2040	8,620,577	9,355,541
4.50% due 11/01/2040	1,388,350	1,506,717
4.50% due 12/01/2040	1,360,153	1,476,116
4.50% due 03/01/2041	981,026	1,066,505
4.50% due 05/01/2041	2,585,181	2,810,433
5.00% due 03/15/2016	248,000	287,045
5.00% due 09/01/2018	10,834	11,801
5.00% due 10/01/2018	9,577	10,432
5.00% due 02/01/2020	20,288	22,100
5.00% due 06/01/2022	572,813	622,364
5.00% due 10/01/2024	655,338	723,497
5.00% due 04/01/2035	2,531,530	2,782,169
5.00% due 03/01/2037	189,356	206,802
5.00% due 06/01/2037	73,407	80,170
5.00% due 07/01/2037	262,201	286,358
5.00% due 04/01/2040	1,695,092	1,887,815
5.00% due 05/01/2040	3,194,638	3,525,317
5.00% due 07/01/2040	7,753,465	8,506,575
5.00% due 08/01/2040	2,638,023	2,894,260
5.50% due 10/01/2017	20,535	22,216
5.50% due 05/01/2018	15,049	16,485
5.50% due 11/01/2019	26,690	29,236
5.50% due 11/01/2022	126,199	138,003
5.50% due 12/01/2029	1,012,163	1,111,109
5.50% due 12/01/2033	163,358	180,553
5.50% due 05/01/2034	89,726	99,171
5.50% due 08/01/2034	1,650,667	1,823,379
5.50% due 03/01/2035	2,057,830	2,273,145
5.50% due 12/01/2035	29,078	32,084
5.50% due 11/01/2036	186,861	205,245
5.50% due 12/01/2036	5,054,658	5,577,219
5.50% due 02/01/2037	2,192,025	2,407,680
5.50% due 03/01/2037	238,148	261,280
5.50% due 07/01/2037	368,471	404,261
5.50% due 08/01/2037	1,654,018	1,828,115
5.50% due 06/01/2038	2,796,945	3,068,618
5.50% due 06/01/2039	1,385,084	1,519,620
6.00% due 09/01/2016	30,401	32,450
6.00% due 12/01/2016	7,840	8,368
6.00% due 12/01/2033	179,918	202,742
6.00% due 07/01/2034	143,839	161,322
6.00% due 10/01/2035	2,654,419	2,950,094
6.00% due 11/01/2035	345,598	384,094
6.00% due 06/01/2036	1,527,400	1,698,830
6.00% due 10/01/2036	208,113	229,832
6.00% due 12/01/2036	1,023,850	1,130,698
6.00% due 06/01/2037	871,724	962,696
6.00% due 10/01/2037	125,491	139,833
6.00% due 11/01/2037	1,446,638	1,597,606
6.00% due 05/01/2038	275,509	304,413
6.00% due 07/01/2038	4,571,874	5,048,988
6.00% due 09/01/2038	2,384,551	2,638,300
6.50% due 02/01/2017	9,086	9,894
6.50% due 03/01/2017	17,019	18,533

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2012 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
6.50% due 04/01/2029	$35,400	$41,613
6.50% due 06/01/2029	62,260	71,582
6.50% due 07/01/2032	22,067	25,536
6.50% due 02/01/2037	570,169	649,545
6.50% due 09/01/2037	281,279	319,616
6.50% due 10/01/2037	227,262	258,236
6.50% due 10/01/2038	185,958	210,664
6.50% due 02/01/2039	148,427	168,045
7.00% due 09/01/2031	63,858	75,508
Federal National Mtg. Assoc. REMIC Series 2011-38, Class D 4.50% due 05/25/2041(1)	899,147	988,977
Federal National Mtg. Assoc. STRIPS zero coupon due 05/25/2040(1)	1,225,561	1,146,228

		151,614,249

Government National Mtg. Assoc. — 1.3%
4.50% due 05/15/2039	1,529,648	1,710,407
5.00% due 05/15/2034	762,659	848,708
5.00% due 01/15/2040	1,080,462	1,202,368
5.50% due 12/15/2039	2,052,977	2,293,592
6.00% due 10/15/2039	1,627,647	1,833,465
6.50% due 06/15/2029	6,278	7,442
7.00% due 09/15/2028	4,931	5,931

		7,901,913

Total U.S. Government Agencies
(cost $203,128,608)		209,452,349

U.S. GOVERNMENT TREASURIES — 23.8%
United States Treasury Bonds — 4.0%
2.13% due 02/15/2040TIPS(11)	905,681	1,326,964
2.13% due 02/15/2041TIPS(11)	1,656,793	2,444,287
2.75% due 08/15/2042	1,000,000	1,013,438
3.00% due 05/15/2042	1,612,000	1,721,566
3.13% due 11/15/2041	830,000	909,629
3.13% due 02/15/2042	6,015,000	6,585,487
3.75% due 08/15/2041	1,052,000	1,292,481
4.25% due 11/15/2040	3,000,000	3,998,907
4.38% due 02/15/2038	674,000	909,374
4.38% due 05/15/2041	1,901,000	2,585,657
4.50% due 05/15/2038	588,000	808,683
4.63% due 02/15/2040	284,000	399,907
4.75% due 02/15/2041	470,000	675,919
5.25% due 11/15/2028	651,000	926,047
8.13% due 08/15/2019	158,000	234,556

		25,832,902

United States Treasury Notes — 19.8%
0.13% due 09/30/2013	76,000	75,944
0.25% due 03/31/2014	4,750,000	4,752,042
0.25% due 04/30/2014	360,000	360,141
0.38% due 04/15/2015	1,900,000	1,905,343
0.50% due 07/31/2017	10,512,000	10,468,470
0.63% due 05/31/2017	417,000	418,368
0.63% due 08/31/2017	4,500,000	4,506,327
0.75% due 06/15/2014	7,290,000	7,357,775
0.88% due 12/31/2016	5,005,000	5,086,722
0.88% due 02/28/2017	7,000,000	7,113,204
0.88% due 07/31/2019	2,000,000	1,984,532
1.00% due 10/31/2016	5,835,000	5,964,467
1.00% due 03/31/2017	6,030,000	6,156,726
1.13% due 06/15/2013	9,000,000	9,066,447
1.25% due 09/30/2015	946,000	973,124
1.25% due 10/31/2015	3,122,000	3,212,732
1.38% due 12/31/2018	2,002,000	2,064,094

Security Description	Shares/ Principal Amount	Value (Note 2)

United States Treasury Notes (continued)
1.50% due 06/30/2016	$158,000	$164,517
1.63% due 08/15/2022	2,523,000	2,537,585
1.75% due 07/31/2015	250,000	260,488
1.75% due 05/15/2022	1,971,000	2,011,035
2.00% due 11/30/2013	547,000	559,137
2.00% due 11/15/2021	3,001,000	3,147,065
2.00% due 02/15/2022	7,988,000	8,354,953
2.13% due 05/31/2015	4,010,000	4,211,751
2.38% due 08/31/2014	7,160,000	7,463,742
2.38% due 10/31/2014	90,000	94,113
2.38% due 05/31/2018	5,631,000	6,143,511
2.63% due 02/29/2016	2,810,000	3,031,287
2.75% due 05/31/2017	2,284,000	2,518,110
3.00% due 02/28/2017	830,000	921,494
3.13% due 05/15/2019	262,000	299,499
3.13% due 05/15/2021	2,199,000	2,525,930
3.38% due 11/15/2019	1,099,000	1,278,704
3.50% due 05/15/2020	3,472,000	4,080,412
3.63% due 08/15/2019	78,000	91,961
3.63% due 02/15/2020	3,447,000	4,076,884
4.25% due 08/15/2015	750,000	836,543

		126,075,179

Total U.S. Government Treasuries
(cost $145,916,474)		151,908,081

MUNICIPAL BONDS & NOTES — 0.4%
Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	1,057,000	1,218,563
Port Authority of New York & New Jersey Revenue Bonds 4.90% due 10/01/2051	861,000	1,007,921

Total Municipal Bonds & Notes
(cost $1,907,447)		2,226,484

PREFERRED STOCK — 0.2%
Banks - Super Regional — 0.2%
Capital One Financial Corp. Series B 6.00%	40,925	1,023,125
US Bancorp FRS Series A 3.50%	635	542,925

		1,566,050

Finance - Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†	148,000	15

Finance - Mortgage Loan/Banker — 0.0%
Federal Home Loan Mtg. Corp. FRS Series Z 8.38%	6,900	6,417

Total Preferred Stock
(cost $1,573,192)		1,572,482

WARRANTS — 0.0%
Oil - Field Services — 0.0%
Green Field Energy Services, Inc. Expires 11/15/2021*†	290	7,975

Publishing - Periodicals — 0.0%
Reader’s Digest Assoc., Inc. Expires 02/19/14†(5)(6)	382	0

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2012 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

WARRANTS (continued)
Television — 0.0%
ION Media Networks, Inc. Expires 12/18/2016 (strike price $500.00)†(5)(6)	40	$10,000
ION Media Networks, Inc. Expires 12/18/2016 (strike price $687.00)†(5)(6)	39	5,850

		15,850

Total Warrants
(cost $5,346)		23,825

Total Long - Term Investment Securities
(cost $568,013,843)		588,978,477

SHORT-TERM INVESTMENT SECURITIES — 8.5%
Time Deposits — 8.5%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 09/04/2012 (cost $54,258,000)	$54,258,000	54,258,000

TOTAL INVESTMENTS
(cost $622,271,843)(7)	100.9%	643,236,477
Liabilities in excess of other assets	(0.9)	(5,535,222)

NET ASSETS —	100.0%	$637,701,255

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2012, the aggregate value of these securities was $45,701,713 representing 7.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Collateralized Mortgage Obligation
(2)	Commercial Mortgage Backed Security
(3)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(4)	Security in default
(5)	Illiquid security. At August 31, 2012, the aggregate value of these securities was $21,306 representing 0.0% of net assets.
(6)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(7)	See Note 5 for cost of investments on a tax basis.
(8)	Perpetual maturity — maturity date reflects the next call date.
(9)	Interest Only
(10)	Income may be received in cash or additional bonds/shares at the discretion of the issuer.
(11)	Principal amount of security is adjusted for inflation.
(12)	Company has filed for Chapter 11 bankruptcy protection.

REMIC—Real Estate Mortgage Investment Conduit

STRIPS—Separate Trading of Registered Interest and Principal Securities

TIPS—Treasury Inflation Protected Security

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at August 31, 2012 and unless noted otherwise the dates are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Asset Backed Securities	$—	$34,581,927	$—	$34,581,927
U.S. Corporate Bonds & Notes	—	133,988,924	371,387	134,360,311
Foreign Corporate Bonds & Notes	—	32,651,318	—	32,651,318
Foreign Government Agencies	—	22,201,715	—	22,201,715
U.S. Government Agencies	—	209,452,349	—	209,452,349
U.S. Government Treasuries	—	151,908,081	—	151,908,081
Municipal Bonds & Notes	—	2,226,484	—	2,226,484
Preferred Stock	1,572,467	—	—	1,572,467
Warrants	—	7,975	15,850	23,825
Short-Term Investment Securities:
Time Deposits	—	54,258,000	—	54,258,000

Total	$1,572,467	$641,276,773	$387,237	$643,236,477

The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no transfers between Levels.

At the beginning and/or end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Fund.

See Notes to Financial Statements

VALIC Company II High Yield Bond Fund

PORTFOLIO PROFILE — August 31, 2012 (Unaudited)

Industry Allocation*

Oil Companies — Exploration & Production	6.0%
Cable/Satellite TV	5.8
Cellular Telecom	4.5
Medical — Hospitals	3.7
Banks — Commercial	3.5
Telephone — Integrated	3.3
Casino Hotels	2.8
Pipelines	2.6
Diversified Banking Institutions	2.5
Data Processing/Management	2.4
Time Deposits	2.3
Satellite Telecom	2.2
Auto/Truck Parts & Equipment — Original	2.1
Chemicals — Diversified	1.8
Aerospace/Defense — Equipment	1.7
Electric — Integrated	1.7
Finance — Consumer Loans	1.6
Office Automation & Equipment	1.6
Diversified Financial Services	1.5
Coal	1.5
Paper & Related Products	1.5
Rental Auto/Equipment	1.4
Real Estate Investment Trusts	1.4
Theaters	1.4
Telecom Services	1.4
Television	1.3
Insurance — Multi-line	1.2
Transport — Marine	1.2
Diversified Minerals	1.1
Machinery — Farming	1.1
Computer Services	1.1
Commercial Services	1.0
Finance — Auto Loans	1.0
Electronic Components — Semiconductors	0.9
Funeral Services & Related Items	0.9
Medical — Drugs	0.8
Building — Residential/Commercial	0.8
Oil — Field Services	0.8
Physical Therapy/Rehabilitation Centers	0.8
Electric — Generation	0.8
Shipbuilding	0.8
Diagnostic Kits	0.8
Retail — Arts & Crafts	0.7
Banks — Mortgage	0.7
Chemicals — Plastics	0.7
Medical Information Systems	0.7
Hotels/Motels	0.7
Multimedia	0.6
Consumer Products — Misc.	0.6
Medical — Outpatient/Home Medical	0.6
Retail — Propane Distribution	0.6
Gambling (Non-Hotel)	0.6
Internet Connectivity Services	0.6
Casino Services	0.6
Containers — Metal/Glass	0.6
Telecommunication Equipment	0.6
Building Products — Wood	0.6
Agricultural Chemicals	0.5
Diversified Manufacturing Operations	0.5
Retail — Discount	0.5
Independent Power Producers	0.5
Applications Software	0.5
Medical Labs & Testing Services	0.5
Pharmacy Services	0.5
Auto — Cars/Light Trucks	0.4
Machinery — General Industrial	0.4
Beverages — Wine/Spirits	0.4
Retail — Perfume & Cosmetics	0.4
Retail — Home Furnishings	0.4

Dialysis Centers	0.4%
Broadcast Services/Program	0.4
Enterprise Software/Service	0.4
Real Estate Management/Services	0.3
Finance — Leasing Companies	0.3
Food — Misc./Diversified	0.3
Web Hosting/Design	0.3
Alternative Waste Technology	0.3
Apparel Manufacturers	0.2
Retail — Apparel/Shoe	0.2
Travel Services	0.2
Advertising Sales	0.2
Chemicals — Specialty	0.2
X-Ray Equipment	0.2
Retail — Leisure Products	0.2
Oil & Gas Drilling	0.2
Wire & Cable Products	0.1
Radio	0.1
Agricultural Operations	0.1
Publishing — Periodicals	0.1
Medical Products	0.1
Motion Pictures & Services	0.1
Hazardous Waste Disposal	0.1
Aerospace/Defense	0.1

98.7%

Credit Quality†#

Baa	2.8%
Ba	38.4
B	43.4
Caa	13.1
Not Rated@	2.3

100.0%

*	Calculated as a percentage of net assets
†	Source: Moody’s
#	Calculated as a percentage of total debt issues, excluding short-term securities.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2012

Security Description	Principal Amount(15)	Value (Note 2)

CONVERTIBLE BONDS & NOTES — 1.2%
Cellular Telecom — 0.4%
Leap Wireless International, Inc. Senior Notes 4.50% due 07/15/2014	$1,246,000	$1,171,240

Medical - Drugs — 0.1%
Savient Pharmaceuticals, Inc. Senior Notes 4.75% due 02/01/2018	1,525,000	350,750

Oil Companies - Exploration & Production — 0.7%
Chesapeake Energy Corp. Company Guar. Notes 2.50% due 05/15/2037	2,185,000	1,868,175

Total Convertible Bonds & Notes
(cost $3,845,966)		3,390,165

U.S. CORPORATE BONDS & NOTES — 80.8%
Advertising Sales — 0.2%
Lamar Media Corp. Company Guar. Notes 5.88% due 02/01/2022	500,000	530,000

Aerospace/Defense — 0.1%
Esterline Technologies Corp. Company Guar. Notes 7.00% due 08/01/2020	165,000	182,738

Aerospace/Defense-Equipment — 1.7%
BE Aerospace, Inc. Senior Notes 5.25% due 04/01/2022	1,185,000	1,235,363
BE Aerospace, Inc. Senior Notes 6.88% due 10/01/2020	1,390,000	1,537,687
TransDigm, Inc. Company Guar. Notes 7.75% due 12/15/2018	1,995,000	2,221,931

		4,994,981

Agricultural Chemicals — 0.5%
CF Industries, Inc. Company Guar. Notes 6.88% due 05/01/2018	300,000	363,000
CF Industries, Inc. Company Guar. Notes 7.13% due 05/01/2020	970,000	1,204,013

		1,567,013

Agricultural Operations — 0.1%
American Rock Salt Co., LLC/American Rock Capital Corp. Sec. Notes 8.25% due 05/01/2018*	431,000	383,590

Alternative Waste Technology — 0.3%
Darling International, Inc. Company Guar. Notes 8.50% due 12/15/2018	647,000	732,728

Apparel Manufacturers — 0.2%
Hanesbrands, Inc. Company Guar. Notes 6.38% due 12/15/2020	615,000	667,275

Applications Software — 0.5%
Emdeon, Inc. Company Guar. Notes 11.00% due 12/31/2019*	1,285,000	1,464,900

Security Description	Principal Amount(15)	Value (Note 2)

Auto - Cars/Light Trucks — 0.4%
Ford Motor Co. Senior Notes 7.45% due 07/16/2031	$1,042,000	$1,286,870

Auto/Truck Parts & Equipment - Original — 2.1%
Affinia Group, Inc. Senior Sec. Notes 10.75% due 08/15/2016*	728,000	789,880
ArvinMeritor, Inc. Company Guar. Notes 8.13% due 09/15/2015	1,070,000	1,108,787
ArvinMeritor, Inc. Company Guar. Notes 10.63% due 03/15/2018	1,095,000	1,134,694
Tenneco, Inc. Company Guar. Notes 7.75% due 08/15/2018	275,000	299,750
TRW Automotive, Inc. Company Guar. Notes 7.25% due 03/15/2017*	2,310,000	2,639,175

		5,972,286

Banks - Commercial — 2.6%
CIT Group, Inc. Senior Notes 5.00% due 05/15/2017	1,030,000	1,073,775
CIT Group, Inc. Senior Notes 5.38% due 05/15/2020	1,675,000	1,744,094
CIT Group, Inc. Sec. Notes 6.63% due 04/01/2018*	766,000	832,067
CIT Group, Inc. Company Guar. Notes 7.00% due 05/02/2016*	1,722,015	1,726,320
CIT Group, Inc. Company Guar. Notes 7.00% due 05/02/2017*	2,085,788	2,087,874

		7,464,130

Banks - Mortgage — 0.7%
Provident Funding Associates LP/PFG Finance Corp. Senior Sec. Notes 10.25% due 04/15/2017*	1,915,000	2,034,688

Beverages - Wine/Spirits — 0.4%
Constellation Brands, Inc. Company Guar. Notes 4.63% due 03/01/2023	310,000	315,425
Constellation Brands, Inc. Company Guar. Notes 7.25% due 05/15/2017	750,000	863,438

		1,178,863

Broadcast Services/Program — 0.4%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes, Series A 9.25% due 12/15/2017	210,000	227,325
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes, Series B 9.25% due 12/15/2017	830,000	901,587
Nexstar Broadcasting, Inc. Company Guar. Notes, Series 1 7.00% due 01/15/2014(4)	814	806

		1,129,718

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2012 — (continued)

Security Description	Principal Amount(15)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Building Products - Wood — 0.6%
Masco Corp. Senior Notes 6.13% due 10/03/2016	$340,000	$370,428
Masco Corp. Senior Notes 7.13% due 03/15/2020	925,000	1,055,590
Masco Corp. Senior Notes 7.75% due 08/01/2029	145,000	154,666

		1,580,684

Building - Residential/Commercial — 0.7%
KB Home Company Guar. Notes 7.50% due 09/15/2022	555,000	571,650
KB Home Company Guar. Notes 8.00% due 03/15/2020	1,461,000	1,566,923

		2,138,573

Cable/Satellite TV — 5.4%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 09/30/2022	2,850,000	2,821,500
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.63% due 01/31/2022	1,215,000	1,315,238
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.25% due 10/30/2017	2,717,000	2,975,115
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.88% due 04/30/2018	986,000	1,069,810
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 8.13% due 04/30/2020	315,000	354,375
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	1,886,000	2,008,590
DISH DBS Corp. Company Guar. Notes 7.88% due 09/01/2019	1,260,000	1,447,425
Harron Communications LP/Harron Finance Corp. Senior Notes 9.13% due 04/01/2020*	736,000	796,720
Mediacom LLC/Mediacom Capital Corp. Senior Notes 9.13% due 08/15/2019	2,275,000	2,530,937

		15,319,710

Casino Hotels — 2.8%
Caesars Entertainment Operating Co., Inc. Senior Sec. Notes 8.50% due 02/15/2020*	1,405,000	1,385,681
CityCenter Holdings LLC/CityCenter Finance Corp. Senior Sec. Notes 7.63% due 01/15/2016	1,070,000	1,136,875
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/2017	2,315,000	2,494,412
MGM Resorts International Senior Sec. Notes 9.00% due 03/15/2020	480,000	535,800

Security Description	Principal Amount(15)	Value (Note 2)

Casino Hotels (continued)
MGM Resorts International Senior Sec. Notes 11.13% due 11/15/2017	$900,000	$1,001,250
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 1st. Mtg. Notes 7.75% due 08/15/2020	1,165,000	1,301,888

		7,855,906

Casino Services — 0.5%
Greektown Superholdings, Inc. Sec. Notes, Series A 13.00% due 07/01/2015	1,290,000	1,393,200
Greektown, Inc. LLC Escrow Notes 10.75% due 12/01/2013*†(2)(3)	930,000	0

		1,393,200

Cellular Telecom — 4.1%
Cricket Communications, Inc. Senior Sec. Notes 7.75% due 05/15/2016	750,000	791,250
Cricket Communications, Inc. Company Guar. Notes 7.75% due 10/15/2020	1,020,000	989,400
Cricket Communications, Inc. Company Guar. Notes 10.00% due 07/15/2015	1,705,000	1,760,412
MetroPCS Wireless, Inc. Company Guar. Notes 6.63% due 11/15/2020	1,840,000	1,904,400
MetroPCS Wireless, Inc. Company Guar. Notes 7.88% due 09/01/2018	960,000	1,032,000
Sprint Nextel Corp. Company Guar. Notes 7.00% due 03/01/2020*	825,000	903,375
Sprint Nextel Corp. Company Guar. Notes 9.00% due 11/15/2018*	1,955,000	2,306,900
Syniverse Holdings, Inc. Company Guar. Notes 9.13% due 01/15/2019	1,865,000	2,014,200

		11,701,937

Chemicals - Diversified — 0.7%
Celanese US Holdings LLC Company Guar. Notes 6.63% due 10/15/2018	775,000	854,437
Momentive Performance Materials, Inc. Sec. Notes 9.00% due 01/15/2021	906,000	661,380
Momentive Performance Materials, Inc. Sec. Notes 12.50% due 06/15/2014	403,000	415,594

		1,931,411

Chemicals - Plastics — 0.7%
Hexion US Finance Corp. Senior Sec. Notes 6.63% due 04/15/2020	485,000	489,850
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/2018	915,000	921,863

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2012 — (continued)

Security Description	Principal Amount(15)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Chemicals - Plastics (continued)
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Sec. Notes 9.00% due 11/15/2020	$680,000	$581,400

		1,993,113

Chemicals - Specialty — 0.2%
Ferro Corp. Senior Notes 7.88% due 08/15/2018	550,000	514,250

Coal — 1.1%
Peabody Energy Corp. Company Guar. Notes 6.00% due 11/15/2018*	740,000	756,650
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/2020	2,321,000	2,402,235

		3,158,885

Commercial Services — 1.0%
ARAMARK Holdings Corp. Senior Notes 8.63% due 05/01/2016*(4)	790,000	808,770
Iron Mountain, Inc. Senior Sub. Notes 5.75% due 08/15/2024	760,000	767,600
Iron Mountain, Inc. Company Guar. Notes 7.75% due 10/01/2019	1,265,000	1,416,800

		2,993,170

Computer Services — 1.1%
SunGard Data Systems, Inc. Company Guar. Notes 7.38% due 11/15/2018	1,161,000	1,233,562
SunGard Data Systems, Inc. Company Guar. Notes 7.63% due 11/15/2020	525,000	563,063
SunGard Data Systems, Inc. Company Guar. Notes 10.25% due 08/15/2015	1,186,000	1,214,167

		3,010,792

Consumer Products - Misc. — 0.6%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 6.88% due 02/15/2021	1,035,000	1,120,387
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 7.75% due 10/15/2016	230,000	240,925
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 7.88% due 08/15/2019	415,000	461,688

		1,823,000

Containers - Metal/Glass — 0.6%
Ball Corp. Company Guar. Notes 7.38% due 09/01/2019	185,000	206,738
Crown Americas LLC/Crown Americas Capital Corp. II Company Guar. Notes 7.63% due 05/15/2017	1,060,000	1,139,500
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026	275,000	295,625

		1,641,863

Security Description	Principal Amount(15)	Value (Note 2)

Data Processing/Management — 2.4%
Fidelity National Information Services, Inc. Company Guar. Notes 5.00% due 03/15/2022	$675,000	$702,000
Fidelity National Information Services, Inc. Company Guar. Notes 7.63% due 07/15/2017	480,000	528,000
First Data Corp. Senior Sec. Notes 7.38% due 06/15/2019*	3,115,000	3,216,237
First Data Corp. Sec. Notes 8.25% due 01/15/2021*	1,977,000	1,959,701
First Data Corp. Sec. Notes 8.75% due 01/15/2022*(4)	553,000	551,618

		6,957,556

Diagnostic Kits — 0.8%
Alere, Inc. Senior Notes 7.88% due 02/01/2016	1,735,000	1,810,906
Alere, Inc. Company Guar. Notes 9.00% due 05/15/2016	325,000	336,375

		2,147,281

Dialysis Centers — 0.4%
Fresenius Medical Care U.S. Finance II, Inc. Company Guar. Notes 5.63% due 07/31/2019*	420,000	448,875
Fresenius Medical Care U.S. Finance II, Inc. Company Guar. Notes 5.88% due 01/31/2022*	345,000	366,562
Fresenius Medical Care U.S. Finance, Inc. Company Guar. Notes 6.50% due 09/15/2018*	290,000	325,163

		1,140,600

Diversified Banking Institutions — 1.5%
Ally Financial, Inc. Company Guar. Notes 7.50% due 09/15/2020	985,000	1,127,825
Ally Financial, Inc. Sub. Notes 8.00% due 12/31/2018	1,475,000	1,655,687
Ally Financial, Inc. Company Guar. Notes 8.00% due 03/15/2020	1,385,000	1,620,450

		4,403,962

Diversified Financial Services — 0.5%
Community Choice Financial, Inc. Senior Sec. Notes 10.75% due 05/01/2019*	1,510,000	1,483,575

Diversified Manufacturing Operations — 0.5%
JM Huber Corp. Senior Notes 9.88% due 11/01/2019*	1,390,000	1,539,425

Electric - Generation — 0.8%
AES Corp. Senior Notes 8.00% due 10/15/2017	1,420,000	1,657,850
AES Corp. Senior Notes 8.00% due 06/01/2020	450,000	524,250

		2,182,100

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2012 — (continued)

Security Description	Principal Amount(15)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Electric - Integrated — 0.7%
DPL, Inc. Senior Notes 7.25% due 10/15/2021*	$1,225,000	$1,396,500
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Senior Sec. Notes 11.50% due 10/01/2020*	605,000	487,025

		1,883,525

Electronic Components - Semiconductors — 0.9%
Freescale Semiconductor, Inc. Company Guar. Notes 8.05% due 02/01/2020	1,725,000	1,694,812
Freescale Semiconductor, Inc. Senior Sec. Notes 9.25% due 04/15/2018*	565,000	611,613
Freescale Semiconductor, Inc. Company Guar. Notes 10.75% due 08/01/2020	228,000	243,960

		2,550,385

Enterprise Software/Service — 0.4%
Infor US, Inc. Company Guar. Notes 9.38% due 04/01/2019*	968,000	1,047,860

Finance - Auto Loans — 1.0%
Credit Acceptance Corp. Senior Sec. Notes 9.13% due 02/01/2017	1,270,000	1,397,000
Ford Motor Credit Co. LLC Senior Notes 8.13% due 01/15/2020	1,195,000	1,479,596

		2,876,596

Finance - Consumer Loans — 1.6%
SLM Corp. Senior Notes 6.25% due 01/25/2016	1,035,000	1,107,450
SLM Corp. Senior Notes 8.00% due 03/25/2020	406,000	459,795
SLM Corp. Senior Notes 8.45% due 06/15/2018	934,000	1,078,770
TMX Finance LLC/TitleMax Finance Corp. Senior Sec. Notes 13.25% due 07/15/2015	1,690,000	1,875,900

		4,521,915

Finance - Leasing Companies — 0.3%
Air Lease Corp. Senior Notes 5.63% due 04/01/2017*	825,000	822,938

Food - Misc./Diversified — 0.2%
ARAMARK Corp. Company Guar. Notes 8.50% due 02/01/2015	510,000	522,755

Funeral Services & Related Items — 0.9%
Service Corp. International Senior Notes 7.63% due 10/01/2018	2,086,000	2,453,657

Security Description	Principal Amount(15)	Value (Note 2)

Gambling (Non-Hotel) — 0.4%
Isle of Capri Casinos, Inc. Company Guar. Notes 8.88% due 06/15/2020*	$1,125,000	$1,153,125

Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc. Company Guar. Notes 5.25% due 08/01/2020*	290,000	297,613

Hotels/Motels — 0.7%
Choice Hotels International, Inc. Company Guar. Notes 5.70% due 08/28/2020	131,000	140,868
Choice Hotels International, Inc. Company Guar. Notes 5.75% due 07/01/2022	1,000,000	1,072,500
Starwood Hotels & Resorts Worldwide, Inc. Senior Notes 7.15% due 12/01/2019	585,000	700,474

		1,913,842

Independent Power Producers — 0.5%
Calpine Corp. Senior Sec. Notes 7.50% due 02/15/2021*	1,360,000	1,509,600

Insurance - Multi-line — 1.2%
Hartford Financial Services Group, Inc. FRS Jr. Sub. Debentures 8.13% due 06/15/2068	1,970,000	2,216,250
ING US, Inc. Company Guar. Notes 5.50% due 07/15/2022*	1,140,000	1,173,834

		3,390,084

Internet Connectivity Services — 0.2%
Zayo Group LLC/Zayo Capital, Inc. Senior Sec. Notes 8.13% due 01/01/2020	280,000	297,500
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 10.13% due 07/01/2020	200,000	214,500

		512,000

Machinery - Farming — 1.1%
Case New Holland, Inc. Company Guar. Notes 7.75% due 09/01/2013	1,175,000	1,236,687
Case New Holland, Inc. Company Guar. Notes 7.88% due 12/01/2017	1,595,000	1,874,125

		3,110,812

Machinery - General Industrial — 0.4%
CPM Holdings, Inc. Senior Sec. Notes 10.63% due 09/01/2014(5)	1,150,000	1,216,700

Medical Information Systems — 0.7%
IMS Health, Inc. Senior Notes 12.50% due 03/01/2018*	1,645,000	1,932,875

Medical Labs & Testing Services — 0.5%
American Renal Holdings Co., Inc. Senior Sec. Notes 8.38% due 05/15/2018	1,270,000	1,349,375

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2012 — (continued)

Security Description	Principal Amount(15)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Medical Products — 0.1%
Biomet, Inc. Senior Notes 6.50% due 08/01/2020*	$335,000	$347,563

Medical - Drugs — 0.7%
Valeant Pharmaceuticals International Company Guar. Notes 6.75% due 08/15/2021*	1,866,000	1,893,990

Medical - Hospitals — 3.7%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/15/2018	701,000	722,906
CHS/Community Health Systems, Inc. Company Guar. Notes 7.13% due 07/15/2020	1,265,000	1,325,088
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	2,150,000	2,287,063
HCA, Inc. Senior Notes 6.25% due 02/15/2013	900,000	918,000
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	1,275,000	1,400,906
HCA, Inc. Senior Sec. Notes 7.88% due 02/15/2020	2,370,000	2,645,512
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/2019	750,000	845,625
Health Management Associates, Inc. Company Guar. Notes 7.38% due 01/15/2020*	455,000	486,850

		10,631,950

Medical - Outpatient/Home Medical — 0.6%
Radiation Therapy Services, Inc. Sec. Notes 8.88% due 01/15/2017	665,000	635,075
Radiation Therapy Services, Inc. Company Guar. Notes 9.88% due 04/15/2017	1,720,000	1,156,700

		1,791,775

Motion Pictures & Services — 0.1%
NAI Entertainment Holdings LLC Senior Sec. Notes 8.25% due 12/15/2017*	297,000	331,155

Non - Ferrous Metals — 0.0%
Renco Metals, Inc. Company Guar. Notes 11.50% due 07/01/2003†(2)(3)(6)(7)	210,000	0

Office Automation & Equipment — 1.6%
CDW LLC/CDW Finance Corp. Senior Sec. Notes 8.00% due 12/15/2018(5)	1,060,000	1,176,600
CDW LLC/CDW Finance Corp. Company Guar. Notes 8.50% due 04/01/2019	2,967,000	3,248,865

		4,425,465

Oil Companies - Exploration & Production — 4.3%
Antero Resources Finance Corp. Company Guar. Notes 7.25% due 08/01/2019	790,000	843,325

Security Description	Principal Amount(15)	Value (Note 2)

Oil Companies - Exploration & Production (continued)
Antero Resources Finance Corp. Company Guar. Notes 9.38% due 12/01/2017	$825,000	$909,563
Chesapeake Energy Corp. Company Guar. Notes 6.63% due 08/15/2020	595,000	611,363
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	690,000	721,050
Endeavour International Corp. Senior Sec. Notes 12.00% due 03/01/2018*	1,195,000	1,266,700
EP Energy LLC/EP Energy Finance, Inc. Senior Sec. Notes 6.88% due 05/01/2019*	110,000	117,975
EP Energy LLC/EP Energy Finance, Inc. Senior Notes 9.38% due 05/01/2020*	2,168,000	2,357,700
Newfield Exploration Co. Senior Notes 5.75% due 01/30/2022	1,330,000	1,456,350
Newfield Exploration Co. Senior Sub. Notes 7.13% due 05/15/2018	885,000	935,887
Plains Exploration & Production Co. Company Guar. Notes 6.63% due 05/01/2021	216,000	231,120
Plains Exploration & Production Co. Company Guar. Notes 6.75% due 02/01/2022	564,000	609,120
Range Resources Corp. Company Guar. Notes 6.75% due 08/01/2020	995,000	1,092,012
Rosetta Resources, Inc. Company Guar. Notes 9.50% due 04/15/2018	935,000	1,030,837

		12,183,002

Oil - Field Services — 0.8%
Basic Energy Services, Inc. Company Guar. Notes 7.75% due 02/15/2019	1,350,000	1,336,500
Hornbeck Offshore Services, Inc. Company Guar. Notes 8.00% due 09/01/2017	830,000	879,800

		2,216,300

Paper & Related Products — 0.3%
Neenah Paper, Inc. Company Guar. Notes 7.38% due 11/15/2014	880,000	887,700

Pharmacy Services — 0.5%
BioScrip, Inc. Company Guar. Notes 10.25% due 10/01/2015	1,240,000	1,339,200

Physical Therapy/Rehabilitation Centers — 0.8%
HealthSouth Corp. Company Guar. Notes 7.25% due 10/01/2018	2,025,000	2,204,719

Pipelines — 2.6%
El Paso LLC Senior Notes 6.50% due 09/15/2020	1,075,000	1,221,410

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2012 — (continued)

Security Description	Principal Amount(15)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
El Paso LLC Senior Notes 7.00% due 06/15/2017	$1,590,000	$1,818,661
El Paso LLC Senior Notes 7.75% due 01/15/2032	285,000	335,548
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	1,350,000	1,552,500
Kinder Morgan Finance Co. LLC Senior Sec. Notes 6.00% due 01/15/2018*	1,040,000	1,109,093
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.25% due 06/15/2022	386,000	410,125
NGPL PipeCo LLC Senior Sec. Notes 7.12% due 12/15/2017*	795,000	826,800

		7,274,137

Publishing - Periodicals — 0.1%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 11.50% due 05/01/2016	341,000	381,920

Radio — 0.1%
Sirius XM Radio, Inc. Senior Notes 5.25% due 08/15/2022*	430,000	430,000

Real Estate Investment Trusts — 1.4%
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/2017	1,100,000	1,215,500
Host Hotels & Resorts LP Company Guar. Notes 6.00% due 11/01/2020	2,455,000	2,712,775

		3,928,275

Real Estate Management/Services — 0.3%
Realogy Corp. Senior Sec. Notes 7.63% due 01/15/2020*	870,000	948,300

Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(2)(3)	2,565,000	97

Rental Auto/Equipment — 1.4%
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022*	490,000	508,375
UR Merger Sub Corp. Sec. Notes 5.75% due 07/15/2018*	2,075,000	2,194,312
UR Merger Sub Corp. Company Guar. Notes 7.38% due 05/15/2020*	690,000	731,400
UR Merger Sub Corp. Company Guar. Notes 7.63% due 04/15/2022*	470,000	507,600

		3,941,687

Security Description	Principal Amount(15)	Value (Note 2)

Retail - Apparel/Shoe — 0.2%
Limited Brands, Inc. Senior Notes 6.95% due 03/01/2033	$651,000	$647,745

Retail - Arts & Crafts — 0.7%
Michaels Stores, Inc. Company Guar. Notes 7.75% due 11/01/2018	1,940,000	2,066,100

Retail - Discount — 0.5%
99 Cents Only Stores Company Guar. Notes 11.00% due 12/15/2019*	1,355,000	1,517,600

Retail - Home Furnishings — 0.4%
GRD Holdings III Corp. Senior Sec. Notes 10.75% due 06/01/2019*	1,160,000	1,145,500

Retail - Leisure Products — 0.2%
Party City Holdings, Inc. Senior Notes 8.88% due 08/01/2020*	455,000	481,163

Retail - Perfume & Cosmetics — 0.4%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 5.75% due 06/01/2022	585,000	629,606
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 6.88% due 11/15/2019	491,000	548,693

		1,178,299

Retail - Propane Distribution — 0.6%
AmeriGas Finance LLC/AmeriGas Finance Corp. Company Guar. Notes 6.75% due 05/20/2020	300,000	319,500
AmeriGas Finance LLC/AmeriGas Finance Corp. Company Guar. Notes 7.00% due 05/20/2022	535,000	571,113
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/2021	906,000	887,880

		1,778,493

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(2)(3)(6)(7)	50,000	0

Satellite Telecom — 0.7%
Hughes Satellite Systems Corp. Senior Sec. Notes 6.50% due 06/15/2019	1,985,000	2,126,431

Shipbuilding — 0.8%
Huntington Ingalls Industries, Inc. Company Guar. Notes 6.88% due 03/15/2018	1,730,000	1,851,100
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	280,000	303,100

		2,154,200

Telecom Services — 0.4%
GCI, Inc. Senior Notes 6.75% due 06/01/2021	590,000	578,200

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2012 — (continued)

Security Description	Principal Amount(15)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Telecom Services (continued)
SBA Telecommunications, Inc. Company Guar. Notes 5.75% due 07/15/2020*	$426,000	$445,170

		1,023,370

Telecommunication Equipment — 0.6%
Sorenson Communications, Inc. Sec. Notes 10.50% due 02/01/2015*	1,920,000	1,612,800

Telephone - Integrated — 2.9%
Frontier Communications Corp. Senior Notes 7.88% due 04/15/2015	688,000	765,400
Frontier Communications Corp. Senior Notes 8.25% due 04/15/2017	930,000	1,036,950
Level 3 Financing, Inc. Company Guar. Notes 7.00% due 06/01/2020*	794,000	790,030
Level 3 Financing, Inc. Company Guar. Notes 8.13% due 07/01/2019	386,000	404,335
Level 3 Financing, Inc. Company Guar. Notes 8.63% due 07/15/2020	2,122,000	2,270,540
Windstream Corp. Company Guar. Notes 7.75% due 10/15/2020	2,465,000	2,588,250
Windstream Corp. Company Guar. Notes 8.13% due 09/01/2018	425,000	452,625

		8,308,130

Television — 0.9%
Gray Television, Inc. Sec. Notes 10.50% due 06/29/2015	1,745,000	1,884,600
Sinclair Television Group, Inc. Sec. Notes 9.25% due 11/01/2017*	745,000	828,812

		2,713,412

Theaters — 1.4%
AMC Entertainment, Inc. Company Guar. Notes 8.00% due 03/01/2014	1,142,000	1,144,141
AMC Entertainment, Inc. Company Guar. Notes 8.75% due 06/01/2019	1,205,000	1,319,475
Regal Cinemas Corp. Company Guar. Notes 8.63% due 07/15/2019	819,000	911,138
Regal Entertainment Group Company Guar. Notes 9.13% due 08/15/2018	446,000	497,290

		3,872,044

Transport - Marine — 1.2%
ACL I Corp. Senior Notes 11.38% due 02/15/2016(1)(4)	1,654,281	1,583,974
Marquette Transportation Co./Marquette Transportation Finance Corp. Sec. Notes 10.88% due 01/15/2017	1,630,000	1,719,650

		3,303,624

Security Description	Principal Amount(15)		Value (Note 2)

Web Hosting/Design — 0.3%
Equinix, Inc. Senior Notes 7.00% due 07/15/2021		$710,000	$796,975

Wire & Cable Products — 0.1%
Anixter, Inc. Company Guar. Notes 5.63% due 05/01/2019		415,000	433,675

X-Ray Equipment — 0.1%
Hologic, Inc. Company Guar. Notes 6.25% due 08/01/2020*		155,000	164,106

Total U.S. Corporate Bonds & Notes
(cost $217,824,445)			230,047,332

FOREIGN CORPORATE BONDS & NOTES — 10.5%
Banks - Commercial — 0.9%
LBG Capital No.1 PLC Bank Guar. Notes 7.88% due 11/01/2020*		2,521,000	2,438,906

Cable/Satellite TV — 0.1%
Nara Cable Funding, Ltd. Senior Sec. Notes 8.88% due 12/01/2018*		280,000	254,100

Chemicals - Diversified — 1.1%
Ineos Finance PLC Senior Sec. Notes 7.50% due 05/01/2020*		480,000	489,600
INEOS Group Holdings SA Sec. Notes 8.50% due 02/15/2016*		2,171,000	2,046,167
LyondellBasell Industries NV Senior Notes 6.00% due 11/15/2021		526,000	599,640

			3,135,407

Diversified Banking Institutions — 0.2%
UBS AG Stamford CT Sub. Notes 7.63% due 08/17/2022		700,000	702,625

Diversified Financial Services — 0.4%
National Money Mart Co. Company Guar. Notes 10.38% due 12/15/2016		1,031,000	1,150,854

Diversified Minerals — 1.1%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 7.00% due 11/01/2015*		1,955,000	1,920,787
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 8.25% due 11/01/2019*		1,330,000	1,323,350

			3,244,137

Gambling (Non-Hotel) — 0.2%
Great Canadian Gaming Corp. Company Guar. Notes 6.63% due 07/25/2022*	CAD	575,000	592,062

Independent Power Producers — 0.0%
AES Drax Energy, Ltd. Senior Sec. Notes 11.50% due 08/30/2010†(2)(3)(6)(8)		475,000	0

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2012 — (continued)

Security Description	Principal Amount(15)	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Internet Connectivity Services — 0.4%
eAccess, Ltd. Company Guar. Notes 8.25% due 04/01/2018*	$1,340,000	$1,219,400

Multimedia — 0.6%
Quebecor Media, Inc. Senior Notes 7.75% due 03/15/2016	1,771,000	1,826,344

Oil & Gas Drilling — 0.2%
Offshore Group Investments, Ltd. Senior Sec. Notes 11.50% due 08/01/2015	423,000	467,415

Oil Companies - Exploration & Production — 1.0%
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/2017	1,925,000	2,059,750
Lone Pine Resources Canada, Ltd. Company Guar. Notes 10.38% due 02/15/2017*	330,000	287,925
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	480,000	500,400

		2,848,075

Paper & Related Products — 0.8%
Cascades, Inc. Company Guar. Notes 7.88% due 01/15/2020	539,000	559,213
Fibria Overseas Finance, Ltd. Company Guar. Notes 7.50% due 05/04/2020*	1,671,000	1,838,100

		2,397,313

Satellite Telecom — 1.5%
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 04/01/2019	1,345,000	1,449,238
Intelsat Luxembourg SA Company Guar. Notes 11.50% due 02/04/2017(4)	2,707,567	2,842,945

		4,292,183

Special Purpose Entity — 0.0%
Hellas Telecommunications Luxembourg II FRS Sub. Notes 6.03% due 01/15/2015*†(2)(3)(8)(9)	925,000	0

Telecom Services — 1.0%
UPCB Finance V, Ltd. Senior Sec. Notes 7.25% due 11/15/2021*	545,000	594,050
UPCB Finance VI, Ltd. Senior Sec. Notes 6.88% due 01/15/2022*	1,175,000	1,245,500
Wind Acquisition Finance SA Sec. Notes 11.75% due 07/15/2017*	1,000,000	915,000

		2,754,550

Telephone - Integrated — 0.4%
Virgin Media Finance PLC Company Guar. Notes 5.25% due 02/15/2022	1,050,000	1,099,875

Security Description	Shares/ Principal Amount(15)	Value (Note 2)

Television — 0.4%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022	$965,000	$1,022,900

Travel Services — 0.2%
Carlson Wagonlit BV Senior Sec. Notes 6.88% due 06/15/2019*	535,000	556,400

Total Foreign Corporate Bonds & Notes
(cost $30,571,014)		30,002,546

LOANS(2)(10)(11) — 1.9%
Beverages - Non-alcoholic — 0.0%
Le-Natures, Inc. Bank Term Loan 9.36% due 03/01/2011†(3)(6)(12)	600,000	0

Building - Residential/Commercial — 0.1%
TOUSA, Inc. Term Loan 12.25% due 08/15/2013†(1)(3)(9)(12)	1,807,069	81,318

Cable/Satellite TV — 0.3%
Kabel Deutschland V&S GMBH Term Loan 4.25% due 02/01/2019	816,000	816,829

Coal — 0.4%
Arch Coal, Inc. Term Loan 5.75% due 05/01/2018	1,210,000	1,210,540

Commercial Services — 0.0%
Vertrue, Inc. Term Loan 13.25% due 08/14/2015†(9)	1,215,000	12,150

Electric - Integrated — 1.0%
Texas Competitive Electric Holdings Co. LLC Term Loan 4.73% due 10/10/2014	3,873,748	2,863,668

Medical - Drugs — 0.0%
Triax Pharmaceuticals LLC Escrow Loan 16.50% due 08/30/2011†(3)(6)	1,147,485	0

X-Ray Equipment — 0.1%
Hologic, Inc. Term Loan 4.50% due 07/19/2019	320,000	322,600

Total Loans
(cost $8,233,357)		5,307,105

COMMON STOCK — 0.5%
Building Products - Doors & Windows — 0.0%
Masonite Worldwide Holdings, Inc.†	754	22,432

Casino Services — 0.0%
Greektown, Inc.†(2)(3)	703	0

Food - Misc./Diversified — 0.1%
Wornick Co.†(2)(3)(13)	3,444	297,630

Medical - Drugs — 0.0%
Triax Pharmaceuticals LLC Escrow Stock†(2)(3)(14)	85,612	0

Multimedia — 0.0%
Haights Cross Communication, Inc.†(2)(3)	10,439	0

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2012 — (continued)

Security Description	Shares/ Principal Amount(15)	Value (Note 2)

COMMON STOCK (continued)
Paper & Related Products — 0.4%
Caraustar Industries, Inc.†(2)(3)	$80	$965,637

Total Common Stock
(cost $2,445,412)		1,285,699

MEMBERSHIP INTEREST CERTIFICATES — 0.1%
Casino Services — 0.1%
Herbst Gaming, Inc.†(2)(13) (cost $232,700)	23,439	250,018

PREFERRED STOCK — 1.4%
Diversified Banking Institutions — 0.8%
GMAC Capital Trust I FRS 8.13%	86,000	2,134,520

Diversified Financial Services — 0.6%
Citigroup Capital XIII FRS 7.88%	67,000	1,847,860

Medical - Drugs — 0.0%
Triax Pharmaceuticals LLC, Class C†(2)(3)	26,118	0

Total Preferred Stock
(cost $3,970,065)		3,982,380

WARRANTS — 0.0%
Building Products - Doors & Windows — 0.0%
Masonite Worldwide Holdings, Inc. Expires 05/20/2014 (strike price $55.31)†(2)(3)	3,658	4,460
Masonite Worldwide Holdings, Inc. Expires 05/20/2016 (strike price $55.31)†(2)(3)	2,743	9,701

		14,161

Publishing - Periodicals — 0.0%
Reader’s Digest Assoc., Inc. Expires 02/19/2014†(2)(3)	4,509	0

Television — 0.0%
ION Media Networks, Inc. Expires 12/18/2016 (strike price $500.00)†(2)(3)(13)	310	77,500
ION Media Networks, Inc. Expires 12/18/2016 (strike price $687.00)†(2)(3)(13)	306	45,900

		123,400

Total Warrants
(cost $4,669)		137,561

Total Long-Term Investment Securities
(cost $267,127,628)		274,402,806

SHORT-TERM INVESTMENT SECURITIES — 2.3%
Time Deposits — 2.3%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 09/04/2012 (cost $6,684,000)	$6,684,000	6,684,000

TOTAL INVESTMENTS
(cost $273,811,628)(16)	98.7%	281,086,806
Other assets less liabilities	1.3	3,730,754

NET ASSETS —	100.0%	$284,817,560

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2012, the aggregate value of these securities was $76,505,470 representing 26.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(2)	Illiquid security. At August 31, 2012, the aggregate value of these securities was $6,958,048 representing 2.4% of net assets.
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(4)	Income may be received in cash or additional bonds/shares at the discretion of the issuer.
(5)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(6)	Security in default of principal and interest.
(7)	Company has filed for Chapter 7 bankruptcy.
(8)	Company has filed bankruptcy in country of issuance.
(9)	Security in default
(10)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.
(11)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(12)	Company has filed for Chapter 11 bankruptcy protection.
(13)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2012, the High Yield Bond Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
Herbst Gaming Membership Interest Certificate	03/26/2008	23,439	$232,701	$250,018	$10.67	0.09%
ION Media Networks, Inc. Strike price $500.00 Warrants	11/11/2010	310	—	77,500	250.00	0.03%
ION Media Networks, Inc. Strike price $687.00 Warrants	03/01/2011	306	—	45,900	150.00	0.02%
Wornick Co. Common Stock	08/08/2008	3,444	450,320	297,630	86.42	0.10%

				$671,048		0.24%

(14)	Consists of more than one type of security traded together as a unit.
(15)	Denominated in United States dollars unless otherwise indicated.
(16)	See Note 5 for cost of investments on a tax basis.

FRS—Floating Rate Security

The rates shown on FRS securities are the current interest rates at August 31, 2012 and unless noted otherwise, the dates shown are the original maturity dates.

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2012 — (continued)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	CAD	575,000	USD	578,954	09/17/2012	$–	$(4,202)

Currency Legend

CAD—Canadian Dollar

USD—United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Convertible Bonds & Notes	$—	$3,390,165	$—	$3,390,165
U.S. Corporate Bonds & Notes	—	230,047,235	97	230,047,332
Foreign Corporate Bonds & Notes	—	30,002,546	0	30,002,546
Loans	—	5,213,637	93,468	5,307,105
Common Stock	22,432	—	1,263,267	1,285,699
Membership Interest Certificates	—	250,018	—	250,018
Preferred Stock	3,982,380	—	0	3,982,380
Warrants	—	—	137,561	137,561
Short-Term Investment Securities:
Time Deposits	—	6,684,000	—	6,684,000

Total	$4,004,812	$275,587,601	$1,494,393	$281,086,806

LIABILITIES:
Other Financial Instruments:@

Open Forward Foreign Currency Contracts - Depreciation. . . . . . . . .	$—	$(4,202)	$—	$(4,202)

@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period. A security in the amount of $2,863,668 was transferred from Level 3 to Level 2 due to an increase in market activity and observable market data for this security. There were no additional material transfers between Levels.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Loans	Common Stock	Preferred Stock	Warrants
Balance as of 08/31/2011	$1,108,812	$0	$5,686,168	$750,658	$131	$99,125
Accrued discounts	50,731	—	525,452	—	—	—
Accrued premiums	(1,579)	—	—	—	—	—
Realized gain	43,547	—	51,704	—	—	—
Realized loss	(82,264)	—	(694,835)	(59,610)	(52,235)	—
Change in unrealized appreciation(1)	88,256	—	1,132,405	597,621	52,104	39,375
Change in unrealized depreciation(1)	(79,446)	—	(1,091,967)	(23,715)	—	(15,100)
Net purchases	1,873,021	—	1,245,777	0	0	—
Net sales	(3,000,981)	—	(3,897,568)	(1,687)	0	—
Transfers into Level 3	—	0	—	—	—	14,161
Transfers out of Level 3	—	—	(2,863,668)	—	—	—

Balance as of 08/31/2012	$97	$0	$93,468	$1,263,267	$0	$137,561

(1)	The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at August 31, 2012 includes:

U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Loans	Common Stock	Preferred Stock	Warrants
$(47,377)	$—	$(273,152)	$514,868	$—	$24,275

At the end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Fund.

See Notes to Financial Statements

VALIC Company II International Opportunities Fund

PORTFOLIO PROFILE — August 31, 2012 (Unaudited)

Industry Allocation*

Electronic Components — Semiconductors	3.8%
Chemicals — Diversified	3.6
Telecom Services	3.2
Investment Management/Advisor Services	3.0
Banks — Commercial	3.0
Real Estate Investment Trusts	2.1
Oil Companies — Exploration & Production	2.0
Food — Misc./Diversified	1.9
Real Estate Management/Services	1.9
Diversified Operations	1.7
Retail — Drug Store	1.7
Diversified Operations/Commercial Services	1.6
Insurance — Property/Casualty	1.5
Oil — Field Services	1.5
Retail — Apparel/Shoe	1.5
Food — Wholesale/Distribution	1.4
Gold Mining	1.4
Auto/Truck Parts & Equipment — Original	1.4
Medical Products	1.3
Retail — Discount	1.3
Beverages — Wine/Spirits	1.3
Repurchase Agreement	1.2
Exchange — Traded Funds	1.2
Cosmetics & Toiletries	1.1
Insurance Brokers	1.1
Computer Data Security	1.0
Machine Tools & Related Products	1.0
Machinery — Construction & Mining	1.0
Airlines	1.0
Transactional Software	1.0
Containers — Metal/Glass	0.9
Fisheries	0.9
Cable/Satellite TV	0.9
Medical — Drugs	0.9
Footwear & Related Apparel	0.9
Apparel Manufacturers	0.9
Distribution/Wholesale	0.9
Appliances	0.8
Oil Field Machinery & Equipment	0.8
Finance — Credit Card	0.8
Retail — Convenience Store	0.8
Hotels/Motels	0.8
Aerospace/Defense	0.8
Computer Services	0.8
Real Estate Operations & Development	0.7
Chemicals — Plastics	0.7
Medical Instruments	0.7
Transport — Services	0.7
Building — Residential/Commercial	0.7
Chemicals — Specialty	0.6
Telecommunication Equipment	0.6
Transport — Truck	0.6
Internet Content — Information/News	0.6
Medical Labs & Testing Services	0.6
Electronic Components — Misc.	0.6
Commercial Services	0.6
E-Commerce/Products	0.6
Engineering/R&D Services	0.6
Tobacco	0.6
Casino Services	0.6
Building & Construction Products — Misc.	0.6
Diversified Manufacturing Operations	0.6
Schools	0.6
Computers — Integrated Systems	0.6
Printing — Commercial	0.6
Diversified Minerals	0.5
Food — Dairy Products	0.5
Computers	0.5
Medical — Wholesale Drug Distribution	0.5

Building — Heavy Construction	0.5%
Retail — Restaurants	0.5
Finance — Other Services	0.4
Internet Gambling	0.4
Finance — Investment Banker/Broker	0.4
Beverages — Non-alcoholic	0.4
Food — Confectionery	0.4
Retail — Building Products	0.4
Investment Companies	0.4
Miscellaneous Manufacturing	0.4
Funeral Services & Related Items	0.4
Diversified Financial Services	0.4
Veterinary Products	0.4
Diagnostic Equipment	0.4
Metal Processors & Fabrication	0.4
Wire & Cable Products	0.4
Human Resources	0.4
Paper & Related Products	0.4
Retail — Misc./Diversified	0.4
Machinery — General Industrial	0.3
Enterprise Software/Service	0.3
Gambling (Non-Hotel)	0.3
Insurance — Life/Health	0.3
Entertainment Software	0.3
Food — Retail	0.3
Brewery	0.3
Metal — Iron	0.3
Electric — Integrated	0.3
Soap & Cleaning Preparation	0.3
Instruments — Controls	0.3
Coatings/Paint	0.3
Electronic Measurement Instruments	0.3
Building Products — Cement	0.3
Auto — Cars/Light Trucks	0.2
E-Commerce/Services	0.2
Semiconductor Components — Integrated Circuits	0.2
Oil Refining & Marketing	0.2
Electric Products — Misc.	0.2
Food — Flour & Grain	0.2
Respiratory Products	0.2
Airport Development/Maintenance	0.2
Rubber/Plastic Products	0.2
Retail — Automobile	0.2
Commercial Paper	0.2
Auto/Truck Parts & Equipment — Replacement	0.2
Photo Equipment & Supplies	0.2
Cable TV	0.2
Electronic Parts Distribution	0.2
Cellular Telecom	0.2
Semiconductor Equipment	0.2
Computer Aided Design	0.2
Advertising Services	0.2
Computers — Periphery Equipment	0.2
Telephone — Integrated	0.2
Dental Supplies & Equipment	0.2
Retail — Consumer Electronics	0.2
Retail — Jewelry	0.1
Multimedia	0.1
Batteries/Battery Systems	0.1
Aerospace/Defense — Equipment	0.1
Retail — Home Furnishings	0.1
Office Automation & Equipment	0.1
Electronic Connectors	0.1
Public Thoroughfares	0.1
Non-Hazardous Waste Disposal	0.1
Water	0.1
Electric — Generation	0.1
Machinery — Thermal Process	0.1
Insurance — Multi-line	0.1

VALIC Company II International Opportunities Fund

PORTFOLIO PROFILE — August 31, 2012 (Unaudited) — (continued)

Industry Allocation* (continued)

Metal — Diversified	0.1%
Textile — Products	0.1
Machinery — Pumps	0.1
Consulting Services	0.1
Commercial Services — Finance	0.1
Petrochemicals	0.1
Retail — Major Department Stores	0.1
Auto — Heavy Duty Trucks	0.1
Television	0.1
Diversified Banking Institutions	0.1
Leisure Products	0.1
Pharmacy Services	0.1
Female Health Care Products	0.1
Industrial Gases	0.1
Bicycle Manufacturing	0.1
Transport — Marine	0.1
Retail — Appliances	0.1
Warehousing & Harbor Transportation Services	0.1
Medical — Biomedical/Gene	0.1
Steel — Producers	0.1
Diagnostic Kits	0.1

98.7%

Country Allocation*

United Kingdom	23.6%
Japan	14.5
Germany	8.3
Brazil	3.8
Switzerland	3.3
Bermuda	2.9
Canada	2.9
Sweden	2.9
United States	2.9
France	2.8
Australia	2.7

Italy	2.3%
Spain	2.3
Netherlands	2.1
Israel	2.0
Austria	1.9
South Korea	1.5
Denmark	1.5
Mexico	1.2
Indonesia	1.2
Turkey	1.1
India	1.1
Taiwan	1.1
Ireland	1.0
Thailand	1.0
Cayman Islands	0.9
Philippines	0.9
Belgium	0.9
Norway	0.7
Finland	0.5
Singapore	0.5
Malaysia	0.4
Hong Kong	0.3
Luxembourg	0.3
South Africa	0.2
New Zealand	0.2
China	0.2
Chile	0.2
Panama	0.2
Greece	0.1
Jersey	0.1
Russia	0.1
Cyprus	0.1

98.7%

*	Calculated as a percentage of net assets

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS — August 31, 2012

Security Description	Shares	Value (Note 2)

COMMON STOCK — 95.0%
Australia — 2.7%
Atlas Iron, Ltd.(1)	688,139	$968,154
Boart Longyear Group, Ltd.(1)	354,495	520,699
Cabcharge Australia, Ltd.(1)	175,584	1,016,480
Computershare, Ltd.(1)	97,691	850,398
David Jones, Ltd.(1)	99,391	249,056
Gunns, Ltd.†(2)(3)	2,150,658	0
Iluka Resources, Ltd.(1)	181,377	1,730,734
Insurance Australia Group, Ltd.(1)	387,767	1,667,478
JB Hi-Fi, Ltd.(1)	37,887	358,405
Nufarm, Ltd./Australia(1)	141,850	861,719
Qantas Airways, Ltd.†(1)	570,485	680,202
Treasury Wine Estates, Ltd.(1)	672,981	3,299,243
Western Areas NL(1)	232,707	961,864

		13,164,432

Austria — 1.9%
AMS AG(1)	47,435	4,236,897
Mayr-Melnhof Karton AG(1)	9,161	848,085
Schoeller-Bleckmann Oilfield Equipment AG(1)	42,841	4,087,704

		9,172,686

Belgium — 0.9%
Melexis NV(1)	12,866	210,408
Telenet Group Holding NV(1)	105,993	4,118,443

		4,328,851

Bermuda — 2.9%
Biosensors International Group, Ltd.†(1)	3,651,000	3,623,344
Credicorp, Ltd.	15,960	1,923,659
Dairy Farm International Holdings, Ltd.(1)	54,000	583,454
Esprit Holdings, Ltd.(1)	167,700	258,114
First Pacific Co./Hong Kong(1)	346,000	372,660
Hiscox, Ltd.(1)	347,151	2,562,234
Li & Fung, Ltd.(1)	306,000	499,299
Midland Holdings, Ltd.(1)	2,294,000	1,262,086
Peace Mark Holdings, Ltd.†(2)(3)	686,000	0
Shangri-La Asia, Ltd.(1)	300,000	562,010
VTech Holdings, Ltd.(1)	221,700	2,714,554

		14,361,414

Brazil — 3.6%
Abril Educacao SA	29,370	467,049
Anhanguera Educacional Participacoes SA	47,500	706,919
Arezzo Industria e Comercio SA	33,760	564,967
Brasil Brokers Participacoes SA	210,100	685,188
Brasil Insurance Participacoes e Administracao SA	91,400	878,024
Brazil Pharma SA	60,000	369,476
CETIP SA — Mercados Organizados	66,411	853,898
Cia Hering	23,300	509,067
Cielo SA	14,600	431,620
Diagnosticos da America SA	107,400	677,764
EDP — Energias do Brasil SA	165,300	1,056,181
Estacio Participacoes SA	45,550	706,845
Fleury SA	45,500	494,249
Kroton Educacional SA†	51,300	839,036
Lojas Renner SA	10,400	342,858
LPS Brasil Consultoria de Imoveis SA	48,700	849,293
M Dias Branco SA	35,800	1,111,089
Multiplus SA	27,200	578,866
Odontoprev SA	124,100	672,496
PDG Realty SA Empreendimentos e Participacoes	284,400	553,416
Raia Drogasil SA	43,600	461,152
Redecard SA	2,600	42,973
Tim Participacoes SA ADR	24,270	473,508
Totvs SA	33,600	652,998
Tractebel Energia SA	33,300	553,824

Security Description	Shares	Value (Note 2)

Brazil (continued)
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A Bonds	140,400	$2,420,809

		17,953,565

Canada — 2.9%
Alimentation Couche-Tard, Inc., Class B	17,680	899,290
Athabasca Oil Corp.†	26,510	365,210
B2Gold Corp.†	525,400	2,009,392
Bankers Petroleum, Ltd.†	175,095	476,038
Dollarama, Inc.	58,880	3,542,058
Finning International, Inc.	17,680	406,779
Franco-Nevada Corp.	90,700	4,705,451
Intact Financial Corp.	8,840	538,964
Primaris Retail Real Estate Investment Trust	30,940	748,587
Progressive Waste Solutions, Ltd.	28,280	561,153

		14,252,922

Cayman Islands — 0.9%
Agile Property Holdings, Ltd.(1)	568,000	654,278
Ajisen China Holdings, Ltd.(1)	951,000	589,503
China Shanshui Cement Group, Ltd.(1)	529,000	277,309
Geely Automobile Holdings, Ltd.(1)	2,290,000	738,132
Hengan International Group Co., Ltd.(1)	33,000	331,448
MStar Semiconductor, Inc.(1)	29,000	231,681
Stella International Holdings, Ltd.(1)	546,000	1,303,346
Want Want China Holdings, Ltd.(1)	469,000	584,690

		4,710,387

Chile — 0.2%
Aguas Andinas SA	850,529	557,846
ENTEL Chile SA	19,484	375,262

		933,108

China — 0.2%
Guangzhou Automobile Group Co., Ltd.(1)	1,040,000	727,938
Maanshan Iron & Steel†(1)	1,238,000	248,524

		976,462

Cyprus — 0.1%
Global Ports Investments PLC GDR	18,324	264,415

Denmark — 1.5%
Carlsberg A/S, Class B(1)	17,188	1,485,553
Christian Hansen Holding A/S(1)	27,885	830,997
DSV A/S(1)	81,337	1,766,195
Jyske Bank A/S†(1)	53,297	1,524,204
Sydbank A/S†(1)	87,004	1,480,952
TDC A/S(1)	65,140	432,699

		7,520,600

Finland — 0.5%
Outotec Oyj(1)	51,760	2,329,384
Tikkurila Oyj(1)	10,452	180,031

		2,509,415

France — 2.8%
Cap Gemini SA(1)	11,326	415,161
Christian Dior SA(1)	18,947	2,689,175
Dassault Systemes SA(1)	8,562	829,824
Faiveley SA(1)	2,538	144,203
Havas SA(1)	157,784	800,297
Legrand SA(1)	29,720	1,024,503
Neopost SA(1)	12,009	640,300
SEB SA(1)	2,827	196,646
Sodexo(1)	26,716	2,109,083
Technip SA(1)	6,625	695,739
Valeo SA(1)	52,404	2,470,715

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS — August 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
France (continued)
Virbac SA(1)	10,981	$1,985,306

		14,000,952

Germany — 7.4%
Amadeus Fire AG(1)	20,869	912,914
Beiersdorf AG(1)	19,172	1,372,835
Brenntag AG(1)	12,103	1,440,402
CTS Eventim AG(1)	12,758	370,596
Delticom AG(1)	3,119	205,796
Deutsche Wohnen AG(1)	368,816	6,229,546
ElringKlinger AG(1)	9,128	267,330
GEA Group AG(1)	190,935	5,039,582
Gerresheimer AG(1)	92,410	4,629,257
Gerry Weber International AG(1)	27,297	1,101,338
Infineon Technologies AG(1)	92,284	636,541
Kabel Deutschland Holding AG(1)	64,862	4,289,816
KUKA AG†(1)	113,272	2,824,159
Lanxess AG(1)	33,040	2,503,134
Leoni AG(1)	48,853	1,827,299
Pfeiffer Vacuum Technology AG(1)	5,019	498,627
Symrise AG(1)	63,530	2,147,028

		36,296,200

Greece — 0.1%
Coca-Cola Hellenic Bottling Co. SA(1)	32,383	605,215

Hong Kong — 0.3%
Emperor Watch & Jewellery, Ltd.(1)	8,670,000	819,365
Sinotruk Hong Kong, Ltd.(1)	793,500	413,688
Wing Hang Bank, Ltd.(1)	49,000	437,166

		1,670,219

India — 1.1%
Dabur India, Ltd.(1)	520,727	1,160,540
Dish TV India, Ltd.†(1)	738,859	855,682
Exide Industries, Ltd.(1)	280,519	675,381
Federal Bank, Ltd.(1)	100,774	735,984
MOIL, Ltd.(1)	119,672	508,085
Motherson Sumi Systems, Ltd.(1)	274,904	895,656
Thermax, Ltd.(1)	62,636	547,697

		5,379,025

Indonesia — 1.2%
PT Alam Sutera Realty Tbk(1)	46,652,000	2,156,692
PT Jasa Marga Persero Tbk(1)	961,000	580,110
PT Mitra Adiperkasa Tbk(1)	258,500	178,989
PT Semen Gresik (Persero)(1)	369,000	480,506
PT Axiata Tbk(1)	3,050,000	2,305,487

		5,701,784

Ireland — 1.0%
DCC PLC(1)	33,768	880,614
Glanbia PLC(1)	297,768	2,366,089
Kerry Group PLC, Class A(1)	23,735	1,138,413
Paddy Power PLC(1)	11,585	810,908

		5,196,024

Isle of Man — 0.0%
Hansard Global PLC(1)	24,937	47,324

Israel — 2.0%
Bezeq The Israeli Telecommunication Corp., Ltd.(1)	284,250	323,104
Mellanox Technologies, Ltd.	77,400	8,853,786
NICE Systems, Ltd.(1)	21,030	657,573

		9,834,463

Security Description	Shares	Value (Note 2)

Italy — 2.3%
Azimut Holding SpA(1)	105,348	$1,115,145
Davide Campari — Milano SpA(1)	421,057	2,890,490
De’Longhi SpA(1)	322,147	3,997,096
DiaSorin SpA(1)	7,668	233,680
Tod’s SpA(1)	29,081	3,089,683

		11,326,094

Japan — 14.5%
ABC-Mart, Inc.(1)	26,500	1,110,360
Aeon Credit Service Co., Ltd.(1)	53,400	1,029,520
Air Water, Inc.(1)	27,000	315,425
Brother Industries, Ltd.(1)	12,100	123,501
Calsonic Kansei Corp.(1)	294,000	1,425,156
Chiba Bank, Ltd.(1)	155,000	900,410
Chugoku Marine Paints, Ltd.(1)	55,000	262,726
Cosmos Pharmaceutical Corp.(1)	84,500	7,215,017
Credit Saison Co., Ltd.(1)	126,600	2,980,043
Daiseki Co., Ltd.(1)	25,400	416,278
Daiwa Securities Group, Inc.(1)	174,000	632,934
Dena Co., Ltd.(1)	2,900	81,152
Denki Kagaku Kogyo KK(1)	845,000	2,794,596
Don Quijote Co., Ltd.(1)	61,900	2,258,203
Dr. Ci:Labo Co., Ltd.(1)	52	203,764
FamilyMart Co., Ltd.(1)	9,500	458,421
Glory, Ltd.(1)	6,900	154,550
Heiwa Corp.(1)	141,100	2,468,675
Hirose Electric Co., Ltd.(1)	5,800	603,381
Hisamitsu Pharmaceutical Co., Inc.(1)	7,100	379,240
Hogy Medical Co., Ltd.(1)	3,700	183,829
Japan Pure Chemical Co., Ltd.(1)	30	72,167
JGC Corp.(1)	86,000	2,661,208
Jupiter Telecommunications Co., Ltd.(1)	167	170,226
Kakaku.com, Inc.(1)	73,900	2,642,315
Kansai Paint Co., Ltd.(1)	76,000	769,006
Keyence Corp.(1)	1,100	290,586
Kobayashi Pharmaceutical Co., Ltd.(1)	29,000	1,551,245
Konica Minolta Holdings, Inc.(1)	116,500	868,589
Kose Corp.(1)	9,100	211,936
Lawson, Inc.(1)	22,200	1,700,807
Makino Milling Machine Co., Ltd.(1)	145,000	694,207
Milbon Co., Ltd.(1)	14,700	496,787
Miraca Holdings, Inc.(1)	40,500	1,816,376
MISUMI Group, Inc.(1)	8,500	213,094
MonotaRO Co., Ltd.(1)	32,100	689,564
Nakanishi, Inc.(1)	6,800	716,023
Nihon Kohden Corp.(1)	19,100	647,817
Nippon Television Network Corp.(1)	2,920	404,191
Nitori Holdings Co., Ltd.(1)	6,400	641,754
Nomura Research Institute, Ltd.(1)	54,200	1,134,678
OBIC Business Consultants, Ltd.(1)	3,700	203,412
OBIC Co., Ltd.(1)	12,880	2,715,798
Omron Corp.(1)	7,600	149,098
Osaka Securities Exchange Co., Ltd.(1)	38	172,857
Point, Inc.(1)	4,090	146,784
Proto Corp.(1)	20,800	633,617
Rakuten, Inc.(1)	20,000	193,458
Sankyo Co., Ltd.(1)	8,900	411,894
Santen Pharmaceutical Co., Ltd.(1)	41,700	1,821,015
Shimamura Co., Ltd.(1)	24,300	2,887,177
Shimano, Inc.(1)	4,200	303,267
Shiseido Co., Ltd.(1)	16,300	232,754
Shizuoka Bank, Ltd.(1)	75,000	781,204
SK Kaken Co., Ltd.(1)	4,000	169,738
Square Enix Holdings Co., Ltd.(1)	99,300	1,669,861
Sundrug Co., Ltd.(1)	16,100	585,870
Suruga Bank, Ltd.(1)	234,000	2,702,079

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS — August 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Japan (continued)
Sysmex Corp.(1)	6,600	$303,559
Tadano, Ltd.(1)	350,000	2,440,269
THK Co., Ltd.(1)	103,300	1,622,131
Toshiba Plant Systems & Services Corp.(1)	21,000	250,488
Toyo Suisan Kaisha, Ltd.(1)	82,000	2,038,578
Unicharm Corp.(1)	34,200	1,989,586
USS Co., Ltd.(1)	8,500	914,215
Yamada Denki Co., Ltd.(1)	6,400	309,263
Yamato Holdings Co., Ltd.(1)	94,400	1,571,369

		71,609,098

Jersey — 0.1%
Cape PLC(1)	24,659	94,791
Petrofac, Ltd.(1)	14,430	343,254

		438,045

Luxembourg — 0.3%
O’Key Group S.A. GDR	114,969	1,080,709
Ternium SA ADR	22,350	423,756

		1,504,465

Malaysia — 0.4%
Public Bank Bhd – Foreign Market(1)	182,300	836,929
Public Bank Bhd – Local Market(1)	3,300	15,126
Top Glove Corp. Bhd(1)	590,300	1,001,126

		1,853,181

Mexico — 1.2%
Alfa SAB de CV, Class A	37,080	594,289
Arca Continental SAB de CV	91,600	577,261
Bolsa Mexicana de Valores SAB de CV	541,100	1,065,496
Corp GEO SAB de CV, Series B†	303,900	310,717
Corp Moctezuma SAB de CV	120,765	283,533
Genomma Lab Internacional SAB de CV†	331,500	669,086
Grupo Aeroportuario del Sureste SAB de CV ADR	12,930	1,085,861
Kimberly-Clark de Mexico SAB de CV, Class A	270,800	553,544
Mexichem SAB de CV	100,100	450,624
Urbi Desarrollos Urbanos SA de CV†	638,800	325,114

		5,915,525

Netherlands — 2.1%
Aalberts Industries NV(1)	17,376	296,812
ASM International NV(1)	23,935	841,733
Brunel International NV(1)	10,607	462,201
DE Master Blenders 1753 NV†(1)	19,978	235,041
Fugro NV CVA(1)	12,665	768,569
Gemalto NV(1)	62,331	4,936,022
Koninklijke Vopak NV(1)	6,867	439,818
Sensata Technologies Holding NV†	28,730	862,762
Ziggo NV(1)	42,503	1,327,114

		10,170,072

New Zealand — 0.2%
Fisher & Paykel Healthcare Corp.(1)	633,032	1,094,547

Norway — 0.7%
Marine Harvest ASA(1)	3,168,475	2,453,184
Petroleum Geo-Services ASA(1)	17,202	261,544
Storebrand ASA(1)	123,841	521,846

		3,236,574

Panama — 0.2%
Copa Holdings SA, Class A	10,460	812,010

Philippines — 0.9%
Alliance Global Group, Inc.(1)	7,630,000	2,141,655
BDO Unibank, Inc.(1)	179,710	261,261

Security Description	Shares	Value (Note 2)

Philippines (continued)
Metropolitan Bank & Trust(1)	1,056,700	$2,291,084

		4,694,000

Russia — 0.1%
M Video OJSC	38,798	287,105

Singapore — 0.5%
Ascendas India Trust(1)	1,713,000	1,072,607
Venture Corp., Ltd.(1)	225,000	1,401,518

		2,474,125

South Africa — 0.2%
Clicks Group, Ltd.(1)	63,345	432,884
Naspers, Ltd.(1)	13,891	804,921

		1,237,805

South Korea — 1.5%
CJ O Shopping Co., Ltd.(1)	4,090	782,782
E-Mart Co., Ltd.(1)	2,971	648,211
Hotel Shilla Co., Ltd.(1)	52,280	2,481,549
Hyundai Home Shopping Network Corp.(1)	4,032	409,855
Mando Corp.(1)	3,694	526,005
Samsung Fire & Marine Insurance Co. Ltd.(1)	2,980	615,665
Seoul Semiconductor Co., Ltd.(1)	37,470	687,200
TK Corp.†(1)	57,348	1,448,642

		7,599,909

Spain — 2.3%
Amadeus IT Holding SA(1)	210,228	4,687,984
Viscofan SA(1)	149,607	6,615,416

		11,303,400

Sweden — 2.9%
Betsson AB(1)	76,044	2,244,926
Elekta AB, Series B(1)	49,655	2,528,224
Meda AB(1)	228,190	2,246,635
Saab AB, Series B(1)	159,298	2,834,559
Swedish Match AB(1)	69,531	2,887,372
Trelleborg AB, Series B(1)	135,554	1,404,013

		14,145,729

Switzerland — 3.3%
Barry Callebaut AG(1)	1,661	1,568,635
Burckhardt Compression Holding AG(1)	2,135	581,040
GAM Holding AG(1)	271,497	3,208,011
Geberit AG(1)	6,640	1,397,764
Georg Fischer AG(1)	3,961	1,432,470
Julius Baer Group, Ltd.(1)	11,649	382,289
Kaba Holding AG(1)	308	119,482
Lonza Group AG(1)	4,135	191,195
Partners Group Holding AG(1)	21,068	4,055,891
Sika AG(1)	583	1,125,614
Sonova Holding AG(1)	24,466	2,266,266

		16,328,657

Taiwan — 1.1%
Advantech Co., Ltd.(1)	280,000	975,074
Asustek Computer, Inc.(1)	135,000	1,356,282
Chroma ATE, Inc.(1)	201,000	420,648
MediaTek, Inc.(1)	35,730	383,625
Siliconware Precision Industries Co.(1)	1,153,000	1,286,671
Yuanta Financial Holding Co., Ltd.(1)	1,847,000	862,977

		5,285,277

Thailand — 1.0%
Asian Property Development PCL NVDR	1,287,200	318,360
CP ALL PCL	816,400	898,861

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS — August 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Thailand (continued)
Home Product Center PCL	4,286,300	$1,696,190
Minor International PCL	628,800	294,985
Precious Shipping PCL	680,800	288,962
Supalai PCL	886,300	514,781
Tisco Financial Group PCL	879,400	1,122,579

		5,134,718

Turkey — 1.1%
Anadolu Hayat Emeklilik AS(1)	420,569	984,676
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(1)	864,927	1,264,237
Turk Hava Yollari†(1)	1,636,843	3,237,982

		5,486,895

United Kingdom — 23.6%
Abcam PLC(1)	39,495	255,601
Aberdeen Asset Management PLC(1)	575,052	2,540,016
Admiral Group PLC(1)	25,478	480,028
Afren PLC†(1)	2,670,049	5,455,509
AMEC PLC(1)	93,535	1,642,497
Amlin PLC(1)	183,172	1,122,018
ASOS PLC†(1)	76,984	2,229,402
Associated British Foods PLC(1)	25,048	525,993
Bellway PLC(1)	199,287	2,744,391
Booker Group PLC(1)	4,702,676	7,066,701
Britvic PLC(1)	196,817	997,068
Bunzl PLC(1)	339,449	6,048,652
Burberry Group PLC(1)	26,317	563,837
Cairn Energy PLC(1)	216,428	985,190
Capita PLC(1)	37,190	426,556
Catlin Group, Ltd.(1)	117,212	853,452
Cobham PLC(1)	187,357	651,190
Croda International PLC(1)	248,059	9,285,333
De La Rue PLC(1)	14,901	246,936
Derwent London PLC(1)	123,816	3,767,205
Dialog Semiconductor PLC†(1)	165,800	3,560,937
Dignity PLC(1)	138,319	1,987,989
Domino Printing Sciences PLC(1)	86,602	774,454
Domino’s Pizza Group PLC(1)	148,811	1,270,896
Electrocomponents PLC(1)	104,044	366,428
Elementis PLC(1)	340,944	1,189,189
Fenner PLC(1)	320,332	1,764,024
Filtrona PLC(1)	418,096	3,553,048
GKN PLC(1)	172,047	581,619
Great Portland Estates PLC(1)	711,856	4,972,768
Halma PLC(1)	99,282	639,769
Hargreaves Lansdown PLC(1)	98,148	967,660
ICAP PLC(1)	142,339	716,365
IG Group Holdings PLC(1)	166,297	1,137,317
IMI PLC(1)	48,812	665,892
Impax Asset Management Group PLC(1)	183,499	116,557
Inchcape PLC(1)	486,017	2,836,679
Intertek Group PLC(1)	41,389	1,846,913
Jardine Lloyd Thompson Group PLC(1)	376,113	4,588,083
John Wood Group PLC(1)	301,975	3,923,895
Ladbrokes PLC(1)	111,815	301,150
LSL Property Services PLC(1)	169,264	581,046
Meggitt PLC(1)	169,484	1,064,173
Mitie Group PLC(1)	638,715	2,895,420
Next PLC(1)	37,356	2,121,075
Premier Farnell PLC(1)	160,696	486,972
Premier Oil PLC†(1)	395,258	2,348,232
PZ Cussons PLC(1)	38,989	187,954
Rathbone Brothers PLC(1)	59,077	1,199,767
Rightmove PLC(1)	40,741	1,037,860
Rotork PLC(1)	15,311	533,348
Schroders PLC(1)	83,049	1,867,975
SDL PLC(1)	127,706	1,304,023

Security Description	Shares/ Principal Amount	Value (Note 2)

United Kingdom (continued)
Serco Group PLC(1)	54,649	$487,233
Smith & Nephew PLC(1)	60,732	642,497
Smiths Group PLC(1)	24,076	399,703
Spectris PLC(1)	52,300	1,436,968
Spirax-Sarco Engineering PLC(1)	21,540	673,800
Stagecoach Group PLC(1)	388,617	1,769,071
Telecity Group PLC(1)	522,163	7,216,564
Travis Perkins PLC(1)	27,727	451,366
Victrex PLC(1)	34,336	731,444
Whitbread PLC(1)	25,900	874,171
William Hill PLC(1)	130,752	622,486

		116,582,355

United States — 0.3%
Cognizant Technology Solutions Corp., Class A†	13,770	885,136
Virgin Media, Inc.	14,820	408,587

		1,293,723

Total Common Stock
(cost $433,573,937)		468,692,772

EXCHANGE-TRADED FUNDS — 1.2%
United States — 1.2%
iShares MSCI EAFE Small Cap Index Fund (cost $5,689,558)	155,413	5,772,039

PREFERRED STOCK — 1.1%
Australia — 0.0%
Gunns, Ltd.(2)(3)	1,665	0

Brazil — 0.2%
Cia Energetica de Minas Gerais	22,600	385,778
Klabin SA	87,300	391,364
Kroton Educacional SA	900	887

		778,029

Germany — 0.9%
Draegerwerk AG & Co. KGaA(1)	21,440	1,980,543
Fuchs Petrolub AG(1)	20,456	1,194,559
Henkel AG & Co. KGaA(1)	18,995	1,434,285

		4,609,387

Total Preferred Stock
(cost $5,517,075)		5,387,416

Total Long-Term Investment Securities
(cost $444,780,570)		479,852,227

SHORT-TERM INVESTMENT SECURITIES — 0.2%
Commercial Paper — 0.2%
Barclays U.S. Funding LLC
0.11% due 09/04/2012
(cost $907,989)	$908,000	907,989

REPURCHASE AGREEMENT — 1.2%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 08/31/2012 to be repurchased 09/04/2012 in the amount of $5,845,006 and collateralized by $5,965,000 of Federal Home Loan Bank Notes, bearing interest at 0.29% due 11/02/2012 and having approximate value of $5,962,018 (cost $5,845,000)	5,845,000	5,845,000

TOTAL INVESTMENTS
(cost $451,533,559)(4)	98.7%	486,605,216
Other assets less liabilities	1.3	6,601,446

NET ASSETS —	100.0%	$493,206,662

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS — August 31, 2012 — (continued)

†	Non-income producing security
(1)	Security was valued using fair value procedures at August 31, 2012. The aggregate value of these securities was $413,310,396 representing 83.8% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(3)	Illiquid security. At August 31, 2012, the aggregate value of these securities was $0 representing 0.0% of net assets.
(4)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

CVA—Certification Van Aandelen (Dutch Cert.)

GDR—Global Depository Receipt

NVDR—Non-Voting Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Germany	$—	$36,296,200	$—	$36,296,200
Japan	—	71,609,098	—	71,609,098
United Kingdom	—	116,582,355	—	116,582,355
Other Countries*	59,991,763	184,213,356	0	244,205,119
Exchange -Traded Funds	5,772,039	—	—	5,772,039
Preferred Stock	778,029	4,609,387	0	5,387,416
Short-Term Investment Securities:
Commercial Paper	—	907,989	—	907,989
Repurchase Agreement	—	5,845,000	—	5,845,000

Total	$66,541,831	$420,063,385	$0	$486,605,216

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period. Securities held at the beginning of the period currently valued at $96,461,444 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels.

At the beginning and/or end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Fund.

See Notes to Financial Statements

VALIC Company II Large Cap Value Fund

PORTFOLIO PROFILE — August 31, 2012 (Unaudited)

Industry Allocation*

Medical — Drugs	9.2%
Banks — Super Regional	8.7
Oil Companies — Exploration & Production	5.9
Multimedia	4.9
Diversified Banking Institutions	3.9
Diversified Manufacturing Operations	3.8
Beverages — Non-alcoholic	2.3
Food — Misc./Diversified	2.2
Investment Management/Advisor Services	2.1
Semiconductor Components — Integrated Circuits	2.0
Oil Companies — Integrated	1.9
Insurance Brokers	1.7
Insurance — Property/Casualty	1.5
Networking Products	1.4
Oil Field Machinery & Equipment	1.4
Chemicals — Diversified	1.4
Computers — Memory Devices	1.4
Auto/Truck Parts & Equipment — Original	1.3
Enterprise Software/Service	1.3
Medical Products	1.2
Telephone — Integrated	1.2
Oil Refining & Marketing	1.2
Medical — HMO	1.2
Insurance — Multi-line	1.1
Insurance — Reinsurance	1.1
Oil — Field Services	1.1
Commercial Services — Finance	1.1
Electronic Components — Semiconductors	1.1
Commercial Paper	1.1
Advertising Agencies	1.0
Cruise Lines	1.0
Retail — Apparel/Shoe	1.0
Instruments — Controls	1.0
Retail — Regional Department Stores	1.0
Transport — Services	0.9
Home Decoration Products	0.8
Building — Residential/Commercial	0.8
Retail — Drug Store	0.8
Medical — Wholesale Drug Distribution	0.8
Retail — Discount	0.7
Transport — Rail	0.7
Exchange — Traded Funds	0.7
Instruments — Scientific	0.7
Medical — Generic Drugs	0.7
Paper & Related Products	0.7
Cellular Telecom	0.6
Batteries/Battery Systems	0.6
Finance — Credit Card	0.6
Engineering/R&D Services	0.6
Insurance — Life/Health	0.6
Medical — Biomedical/Gene	0.6
Agricultural Chemicals	0.6
Finance — Investment Banker/Broker	0.5
Electric — Integrated	0.5
Food — Dairy Products	0.5
Finance — Other Services	0.5
Cosmetics & Toiletries	0.4
Electronic Security Devices	0.4
Applications Software	0.4
Semiconductor Equipment	0.4
Independent Power Producers	0.4
Web Portals/ISP	0.3
Television	0.3
Gold Mining	0.3
Computer Services	0.3
Chemicals — Specialty	0.3
Telecom Equipment — Fiber Optics	0.3
Real Estate Investment Trusts	0.3
Aerospace/Defense	0.3

Brewery	0.3%
Cable/Satellite TV	0.3
Retail — Building Products	0.3
Casino Services	0.3
Auto — Cars/Light Trucks	0.3
Internet Security	0.2
Banks — Fiduciary	0.2
Metal — Copper	0.2
Medical Labs & Testing Services	0.2
Publishing — Books	0.2
Aerospace/Defense — Equipment	0.2
Diversified Minerals	0.2
Food — Retail	0.2
Non — Hazardous Waste Disposal	0.2
Machinery — Farming	0.2
Metal — Aluminum	0.1
Medical Instruments	0.1
Tools — Hand Held	0.1
Pipelines	0.1
Retail — Office Supplies	0.1
Oil & Gas Drilling	0.1
Retail — Restaurants	0.1

97.8%

*	Calculated as a percentage of net assets

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2012

Security Description	Shares	Value (Note 2)

COMMON STOCK — 96.0%
Advertising Agencies — 1.0%
Omnicom Group, Inc.	30,270	$1,554,970

Aerospace/Defense — 0.3%
General Dynamics Corp.	3,500	229,285
Rockwell Collins, Inc.	4,000	195,480

		424,765

Aerospace/Defense - Equipment — 0.2%
United Technologies Corp.	3,500	279,475

Agricultural Chemicals — 0.6%
Mosaic Co.	14,670	849,540

Applications Software — 0.4%
Microsoft Corp.	19,000	585,580

Auto - Cars/Light Trucks — 0.3%
General Motors Co.†	18,096	386,350

Auto/Truck Parts & Equipment - Original — 1.3%
Delphi Automotive PLC†	18,640	564,606
Johnson Controls, Inc.	52,180	1,419,818

		1,984,424

Banks - Fiduciary — 0.2%
State Street Corp.	8,000	332,800

Banks - Super Regional — 8.7%
Capital One Financial Corp.	20,300	1,147,559
Comerica, Inc.	33,400	1,025,714
Fifth Third Bancorp	108,140	1,637,240
PNC Financial Services Group, Inc.	29,040	1,805,126
SunTrust Banks, Inc.	21,720	546,692
US Bancorp	74,200	2,479,022
Wells Fargo & Co.	130,050	4,425,602

		13,066,955

Batteries/Battery Systems — 0.6%
Energizer Holdings, Inc.	14,150	974,935

Beverages - Non-alcoholic — 2.3%
Coca-Cola Enterprises, Inc.	26,420	780,183
Dr Pepper Snapple Group, Inc.	8,000	358,480
PepsiCo, Inc.	32,300	2,339,489

		3,478,152

Brewery — 0.3%
Molson Coors Brewing Co., Class B	9,500	423,130

Building - Residential/Commercial — 0.8%
PulteGroup, Inc.†	36,710	502,193
Toll Brothers, Inc.†	21,650	708,388

		1,210,581

Cable/Satellite TV — 0.3%
Comcast Corp., Class A	12,000	402,360

Casino Services — 0.3%
International Game Technology	32,180	395,492

Cellular Telecom — 0.6%
Vodafone Group PLC ADR	34,000	983,280

Chemicals - Diversified — 1.4%
Celanese Corp., Series A	13,120	501,971
Dow Chemical Co.	34,310	1,005,626
LyondellBasell Industries NV, Class A	11,190	546,520

		2,054,117

Chemicals - Specialty — 0.3%
Eastman Chemical Co.	9,260	511,708

Security Description	Shares	Value (Note 2)

Commercial Services - Finance — 1.1%
Moody’s Corp.	31,590	$1,250,964
Western Union Co.	23,000	405,030

		1,655,994

Computer Services — 0.3%
Accenture PLC, Class A	2,300	141,680
International Business Machines Corp.	1,900	370,215

		511,895

Computers - Memory Devices — 1.4%
EMC Corp.†	29,170	766,879
NetApp, Inc.†	9,000	310,680
SanDisk Corp.†	23,310	960,838

		2,038,397

Cosmetics & Toiletries — 0.4%
Procter & Gamble Co.	9,700	651,743

Cruise Lines — 1.0%
Carnival Corp.	44,350	1,538,058

Diversified Banking Institutions — 3.9%
Citigroup, Inc.	44,267	1,315,173
Goldman Sachs Group, Inc.	12,790	1,352,159
JPMorgan Chase & Co.	84,710	3,146,129

		5,813,461

Diversified Manufacturing Operations — 3.8%
Eaton Corp.	27,980	1,251,266
General Electric Co.	217,340	4,501,111

		5,752,377

Diversified Minerals — 0.2%
Teck Resources, Ltd., Class B	10,000	277,000

Electric - Integrated — 0.5%
Entergy Corp.	3,900	265,512
Exelon Corp.	4,500	164,115
PPL Corp.	12,000	351,960

		781,587

Electronic Components - Semiconductors — 1.1%
Altera Corp.	8,000	298,640
Intel Corp.	12,000	297,960
Texas Instruments, Inc.	35,450	1,029,468

		1,626,068

Electronic Security Devices — 0.4%
Tyco International, Ltd.	11,400	642,732

Engineering/R&D Services — 0.6%
Jacobs Engineering Group, Inc.†	9,700	383,538
KBR, Inc.	14,000	379,260
URS Corp.	4,000	145,640

		908,438

Enterprise Software/Service — 1.3%
Oracle Corp.	62,270	1,970,845

Finance - Credit Card — 0.6%
Discover Financial Services	23,730	919,063

Finance - Investment Banker/Broker — 0.5%
TD Ameritrade Holding Corp.	45,910	785,520

Finance - Other Services — 0.5%
CME Group, Inc.	6,000	329,400
NASDAQ OMX Group, Inc.	17,070	390,391

		719,791

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Food - Dairy Products — 0.5%
Dean Foods Co.†	46,610	$765,336

Food - Misc./Diversified — 2.2%
ConAgra Foods, Inc.	41,770	1,048,845
General Mills, Inc.	3,800	149,454
Kraft Foods, Inc., Class A	37,420	1,554,052
Unilever PLC ADR	15,500	556,140

		3,308,491

Food - Retail — 0.2%
Kroger Co.	12,000	267,360

Gold Mining — 0.3%
Goldcorp, Inc.	12,500	513,875

Home Decoration Products — 0.8%
Newell Rubbermaid, Inc.	68,130	1,221,571

Independent Power Producers — 0.4%
NRG Energy, Inc.	25,540	545,024

Instruments - Controls — 1.0%
Honeywell International, Inc.	25,400	1,484,630

Instruments - Scientific — 0.7%
Thermo Fisher Scientific, Inc.	17,740	1,017,389

Insurance Brokers — 1.7%
Aon PLC	18,874	980,693
Marsh & McLennan Cos., Inc.	44,990	1,537,308

		2,518,001

Insurance - Life/Health — 0.6%
Prudential Financial, Inc.	16,510	899,960

Insurance - Multi-line — 1.1%
Allstate Corp.	12,000	447,360
MetLife, Inc.	37,000	1,262,810

		1,710,170

Insurance - Property/Casualty — 1.5%
Chubb Corp.	19,230	1,420,905
Travelers Cos., Inc.	12,000	776,880

		2,197,785

Insurance - Reinsurance — 1.1%
Berkshire Hathaway, Inc., Class B†	11,000	927,740
Everest Re Group, Ltd.	4,000	414,640
PartnerRe, Ltd.	5,000	367,000

		1,709,380

Internet Security — 0.2%
Symantec Corp.†	20,000	356,600

Investment Management/Advisor Services — 2.1%
Ameriprise Financial, Inc.	23,910	1,312,898
Franklin Resources, Inc.	9,640	1,131,736
Invesco, Ltd.	33,230	786,886

		3,231,520

Machinery - Farming — 0.2%
Deere & Co.	3,400	255,374

Medical Instruments — 0.1%
Medtronic, Inc.	5,000	203,300

Medical Labs & Testing Services — 0.2%
Laboratory Corp. of America Holdings†	3,400	299,030

Security Description	Shares	Value (Note 2)

Medical Products — 1.2%
Baxter International, Inc.	26,120	$1,532,722
Zimmer Holdings, Inc.	5,000	308,900

		1,841,622

Medical - Biomedical/Gene — 0.6%
Amgen, Inc.	5,000	419,600
Gilead Sciences, Inc.†	3,900	224,991
Life Technologies Corp.†	5,000	238,550

		883,141

Medical - Drugs — 9.2%
Abbott Laboratories	11,300	740,602
Eli Lilly & Co.	10,920	490,417
Johnson & Johnson	41,664	2,809,404
Merck & Co., Inc.	80,960	3,485,328
Novartis AG ADR	14,000	826,140
Pfizer, Inc.	228,820	5,459,645

		13,811,536

Medical - Generic Drugs — 0.7%
Mylan, Inc.†	22,210	523,490
Teva Pharmaceutical Industries, Ltd. ADR	12,000	474,960

		998,450

Medical - HMO — 1.2%
Cigna Corp.	18,630	852,695
Humana, Inc.	9,980	699,398
WellPoint, Inc.	4,400	263,428

		1,815,521

Medical - Wholesale Drug Distribution — 0.8%
McKesson Corp.	13,570	1,182,083

Metal - Aluminum — 0.1%
Alcoa, Inc.	24,000	205,440

Metal - Copper — 0.2%
Freeport - McMoRan Copper & Gold, Inc.	8,800	317,768

Multimedia — 4.9%
News Corp., Class A	98,760	2,309,996
Time Warner, Inc.	33,680	1,399,404
Viacom, Inc., Class B	26,050	1,302,761
Walt Disney Co.	47,330	2,341,415

		7,353,576

Networking Products — 1.4%
Cisco Systems, Inc.	112,550	2,147,454

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	9,600	265,440

Oil & Gas Drilling — 0.1%
Ensco PLC, Class A	2,500	143,425

Oil Companies - Exploration & Production — 5.9%
Anadarko Petroleum Corp.	15,103	1,046,185
Devon Energy Corp.	6,600	381,678
EOG Resources, Inc.	18,444	1,997,485
EQT Corp.	6,000	323,760
Noble Energy, Inc.	4,700	413,130
Occidental Petroleum Corp.	47,490	4,037,125
Plains Exploration & Production Co.†	3,500	137,620
QEP Resources, Inc.	8,151	233,852
Talisman Energy, Inc.	24,000	334,560

		8,905,395

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Oil Companies - Integrated — 1.9%
Chevron Corp.	3,000	$336,480
Exxon Mobil Corp.	13,680	1,194,264
Hess Corp.	10,000	505,300
Marathon Petroleum Corp.	10,580	547,515
Royal Dutch Shell PLC ADR, Class A	4,500	314,865

		2,898,424

Oil Field Machinery & Equipment — 1.4%
Cameron International Corp.†	38,329	2,096,980

Oil Refining & Marketing — 1.2%
Valero Energy Corp.	58,250	1,820,895

Oil - Field Services — 1.1%
Schlumberger, Ltd.	22,980	1,663,292

Paper & Related Products — 0.7%
International Paper Co.	28,730	992,909

Pipelines — 0.1%
Enterprise Products Partners LP	3,600	192,240

Publishing - Books — 0.2%
Reed Elsevier NV ADR	11,000	287,100

Real Estate Investment Trusts — 0.3%
Weyerhaeuser Co.	18,000	448,380

Retail - Apparel/Shoe — 1.0%
American Eagle Outfitters, Inc.	30,200	671,648
PVH Corp.	8,810	827,259

		1,498,907

Retail - Building Products — 0.3%
Lowe’s Cos., Inc.	14,000	398,720

Retail - Discount — 0.7%
Target Corp.	6,500	416,585
Wal-Mart Stores, Inc.	9,180	666,468

		1,083,053

Retail - Drug Store — 0.8%
CVS Caremark Corp.	26,020	1,185,211

Retail - Office Supplies — 0.1%
Staples, Inc.	16,000	174,720

Retail - Regional Department Stores — 1.0%
Kohl’s Corp.	7,500	391,500
Macy’s, Inc.	27,100	1,092,401

		1,483,901

Retail - Restaurants — 0.1%
McDonald’s Corp.	1,500	134,235

Semiconductor Components - Integrated Circuits — 2.0%
Analog Devices, Inc.	8,000	317,920
QUALCOMM, Inc.	43,450	2,670,437

		2,988,357

Semiconductor Equipment — 0.4%
Applied Materials, Inc.	48,000	561,120

Telecom Equipment - Fiber Optics — 0.3%
Corning, Inc.	38,570	462,454

Telephone - Integrated — 1.2%
AT&T, Inc.	23,000	842,720
CenturyLink, Inc.	11,500	485,990
Verizon Communications, Inc.	11,800	506,692

		1,835,402

Security Description	Shares/ Principal Amount	Value (Note 2)

Television — 0.3%
CBS Corp., Class B	14,335	$520,934

Tools - Hand Held — 0.1%
Stanley Black & Decker, Inc.	3,000	197,340

Transport - Rail — 0.7%
Norfolk Southern Corp.	4,000	289,840
Union Pacific Corp.	6,250	759,000

		1,048,840

Transport - Services — 0.9%
FedEx Corp.	14,980	1,312,697

Web Portals/ISP — 0.3%
Google, Inc., Class A†	762	522,038

Total Common Stock
(cost $131,077,861)		144,675,379

EXCHANGE - TRADED FUNDS — 0.7%
iShares Russell 1000 Value Index Fund (cost $1,029,924)	14,640	1,030,362

Total Long-Term Investment Securities
(cost $132,107,785)		145,705,741

SHORT-TERM INVESTMENT SECURITIES — 1.1%
Commercial Paper — 1.1%
JPMorgan Chase & Co. 0.01% due 09/04/2012 (cost $1,599,999)	$1,600,000	1,599,999

TOTAL INVESTMENTS
(cost $133,707,784)(1)	97.8%	147,305,740
Other assets less liabilities	2.2	3,376,454

NET ASSETS —	100.0%	$150,682,194

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

ADR — American Depository Receipt

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2012 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks - Super Regional	$13,066,955	$—	$—	$13,066,955
Medical-Drugs	13,811,536	—	—	13,811,536
Oil Companies - Exploration & Production	8,905,395	—	—	8,905,395
Other Industries*	108,891,493	—	—	108,891,493
Exchange-Traded Funds	1,030,362	—	—	1,030,362
Short-Term Investment Securities:
Commercial Paper	—	1,599,999	—	1,599,999

Total	$145,705,741	$1,599,999	$—	$147,305,740

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no transfers between Levels.

See Notes to Financial Statements

VALIC Company II Mid Cap Growth Fund

PORTFOLIO PROFILE — August 31, 2012 (Unaudited)

Industry Allocation*

Retail — Apparel/Shoe	3.9%
Real Estate Investment Trusts	3.7
Medical — Biomedical/Gene	3.5
Applications Software	3.3
Retail — Discount	2.6
Oil Companies — Exploration & Production	2.6
Repurchase Agreement	2.5
Commercial Services — Finance	2.3
Electronic Components — Semiconductors	2.3
E-Commerce/Services	2.0
Wireless Equipment	1.9
Hazardous Waste Disposal	1.8
Oil — Field Services	1.7
Retail — Restaurants	1.6
Vitamins & Nutrition Products	1.6
Computers — Integrated Systems	1.5
Retail — Auto Parts	1.5
Pharmacy Services	1.5
Consulting Services	1.3
Retail — Bedding	1.3
Computer Data Security	1.3
Medical Instruments	1.2
Transport — Rail	1.2
Food — Retail	1.2
Retail — Major Department Stores	1.2
Agricultural Chemicals	1.2
Coatings/Paint	1.2
Medical — Drugs	1.2
Auto/Truck Parts & Equipment — Original	1.1
Electric Products — Misc.	1.1
Retail — Perfume & Cosmetics	1.1
Medical — Generic Drugs	1.1
Distribution/Wholesale	1.0
Medical — Wholesale Drug Distribution	1.0
Airlines	1.0
Therapeutics	1.0
Coal	1.0
Industrial Automated/Robotic	1.0
Web Hosting/Design	0.9
Broadcast Services/Program	0.9
Chemicals — Specialty	0.9
Oil Field Machinery & Equipment	0.8
Beverages — Non-alcoholic	0.8
Cable/Satellite TV	0.8
Computer Services	0.8
Disposable Medical Products	0.8
Metal — Iron	0.8
Electric — Transmission	0.8
Food — Confectionery	0.8
Food — Misc./Diversified	0.8
Retail — Sporting Goods	0.8
Television	0.7
Investment Management/Advisor Services	0.7
Retail — Vitamins & Nutrition Supplements	0.7
Transport — Truck	0.7
Beverages — Wine/Spirits	0.7
Paper & Related Products	0.7
Medical Products	0.7
Enterprise Software/Service	0.7
Retirement/Aged Care	0.7
Banks — Commercial	0.7
Containers — Paper/Plastic	0.6
Radio	0.6
Insurance Brokers	0.6
Internet Infrastructure Software	0.6
Internet Content — Information/News	0.6
Electronic Components — Misc.	0.6
Casino Hotels	0.6
Engines — Internal Combustion	0.6

Engineering/R&D Services	0.6%
Semiconductor Equipment	0.6
Rental Auto/Equipment	0.6
Retail — Regional Department Stores	0.6
Medical Information Systems	0.5
Chemicals — Diversified	0.5
Cosmetics & Toiletries	0.5
Building — Residential/Commercial	0.5
Machinery — Electrical	0.5
Containers — Metal/Glass	0.5
Recreational Vehicles	0.5
Savings & Loans/Thrifts	0.5
Footwear & Related Apparel	0.5
Commercial Services	0.5
Machinery — Construction & Mining	0.5
Transport — Services	0.5
Electronic Measurement Instruments	0.5
Tobacco	0.5
Transactional Software	0.5
Gold Mining	0.4
Computer Aided Design	0.4
Medical Labs & Testing Services	0.4
Oil Refining & Marketing	0.4
Real Estate Management/Services	0.3
Retail — Computer Equipment	0.2

99.0%

*	Calculated as a percentage of net assets

VALIC Company II Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS — August 31, 2012

Security Description	Shares	Value (Note 2)

COMMON STOCK — 96.5%
Agricultural Chemicals — 1.2%
CF Industries Holdings, Inc.	8,200	$1,697,482

Airlines — 1.0%
United Continental Holdings, Inc.†	79,045	1,458,380

Applications Software — 3.3%
Citrix Systems, Inc.†	25,700	1,996,633
Intuit, Inc.	23,210	1,358,713
Red Hat, Inc.†	13,320	746,453
Salesforce.com, Inc.†	3,951	573,606

		4,675,405

Auto/Truck Parts & Equipment - Original — 1.1%
BorgWarner, Inc.†	23,920	1,645,218

Banks - Commercial — 0.7%
Signature Bank†	14,430	932,611

Beverages - Non - alcoholic — 0.8%
Coca - Cola Enterprises, Inc.	26,109	770,999
Monster Beverage Corp.†	6,490	382,455

		1,153,454

Beverages - Wine/Spirits — 0.7%
Beam, Inc.	17,140	1,000,290

Broadcast Services/Program — 0.9%
Discovery Communications, Inc., Class A†	24,110	1,322,192

Building - Residential/Commercial — 0.5%
Toll Brothers, Inc.†	23,600	772,192

Cable/Satellite TV — 0.8%
DISH Network Corp., Class A	35,450	1,134,046

Casino Hotels — 0.6%
Wynn Resorts, Ltd.	8,332	859,612

Chemicals - Diversified — 0.5%
Celanese Corp., Series A	20,520	785,095

Chemicals - Specialty — 0.9%
Albemarle Corp.	12,650	692,334
Eastman Chemical Co.	11,130	615,044

		1,307,378

Coal — 1.0%
CONSOL Energy, Inc.	22,880	690,976
Peabody Energy Corp.	33,070	715,304

		1,406,280

Coatings/Paint — 1.2%
Sherwin - Williams Co.	11,680	1,671,174

Commercial Services — 0.5%
HMS Holdings Corp.†	19,920	686,443

Commercial Services - Finance — 2.3%
Alliance Data Systems Corp.†	12,470	1,716,495
Moody’s Corp.	38,640	1,530,144

		3,246,639

Computer Aided Design — 0.4%
Autodesk, Inc.†	19,970	620,069

Computer Data Security — 1.3%
Fortinet, Inc.†	67,750	1,796,053

Computer Services — 0.8%
IHS, Inc., Class A†	9,793	1,116,794

Computers - Integrated Systems — 1.5%
MICROS Systems, Inc.†	6,943	351,732

Security Description	Shares	Value (Note 2)

Computers - Integrated Systems (continued)
Teradata Corp.†	24,180	$1,846,869

		2,198,601

Consulting Services — 1.3%
Verisk Analytics, Inc., Class A†	39,520	1,917,510

Containers - Metal/Glass — 0.5%
Crown Holdings, Inc.†	20,870	756,538

Containers - Paper/Plastic — 0.6%
Rock - Tenn Co., Class A	13,780	920,091

Cosmetics & Toiletries — 0.5%
Estee Lauder Cos., Inc., Class A	13,030	781,149

Disposable Medical Products — 0.8%
C.R. Bard, Inc.	11,275	1,106,190

Distribution/Wholesale — 1.0%
LKQ Corp.†	9,590	361,926
WW Grainger, Inc.	5,503	1,133,398

		1,495,324

E - Commerce/Services — 2.0%
IAC/InterActiveCorp.	24,477	1,268,888
TripAdvisor, Inc.†	48,800	1,631,872

		2,900,760

Electric Products - Misc. — 1.1%
AMETEK, Inc.	45,152	1,549,165

Electric - Transmission — 0.8%
ITC Holdings Corp.	15,290	1,100,574

Electronic Components - Misc. — 0.6%
Garmin, Ltd.	21,406	863,732

Electronic Components - Semiconductors — 2.3%
Altera Corp.	23,720	885,468
Avago Technologies, Ltd.	26,340	963,254
Microchip Technology, Inc.	20,480	711,680
ON Semiconductor Corp.†	106,910	666,049

		3,226,451

Electronic Measurement Instruments — 0.5%
Agilent Technologies, Inc.	18,080	671,853

Engineering/R&D Services — 0.6%
KBR, Inc.	30,030	813,513

Engines - Internal Combustion — 0.6%
Cummins, Inc.	8,630	838,059

Enterprise Software/Service — 0.7%
Informatica Corp.†	28,990	945,074

Food - Confectionery — 0.8%
Hershey Co.	15,160	1,088,791

Food - Misc./Diversified — 0.8%
H.J. Heinz Co.	19,490	1,085,983

Food - Retail — 1.2%
Kroger Co.	32,730	729,224
Whole Foods Market, Inc.	10,620	1,027,485

		1,756,709

Footwear & Related Apparel — 0.5%
Deckers Outdoor Corp.†	14,390	712,593

Gold Mining — 0.4%
Royal Gold, Inc.	7,227	636,121

VALIC Company II Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS — August 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Hazardous Waste Disposal — 1.8%
Clean Harbors, Inc.†	15,670	$852,291
Stericycle, Inc.†	18,043	1,651,296

		2,503,587

Industrial Automated/Robotic — 1.0%
Rockwell Automation, Inc.	19,224	1,385,281

Insurance Brokers — 0.6%
Marsh & McLennan Cos., Inc.	25,930	886,028

Internet Content - Information/News — 0.6%
LinkedIn Corp., Class A†	8,130	872,349

Internet Infrastructure Software — 0.6%
TIBCO Software, Inc.†	29,580	885,034

Investment Management/Advisor Services — 0.7%
Affiliated Managers Group, Inc.†	9,097	1,069,989

Machinery - Construction & Mining — 0.5%
Joy Global, Inc.	12,758	681,022

Machinery - Electrical — 0.5%
Regal - Beloit Corp.	11,200	762,272

Medical Information Systems — 0.5%
Cerner Corp.†	10,760	786,986

Medical Instruments — 1.2%
Edwards Lifesciences Corp.†	17,480	1,784,883

Medical Labs & Testing Services — 0.4%
Laboratory Corp. of America Holdings†	6,720	591,024

Medical Products — 0.7%
Varian Medical Systems, Inc.†	16,130	948,283

Medical - Biomedical/Gene — 3.5%
Alexion Pharmaceuticals, Inc.†	20,630	2,211,742
Illumina, Inc.†	21,630	910,191
Regeneron Pharmaceuticals, Inc.†	6,425	951,221
Vertex Pharmaceuticals, Inc.†	16,910	901,810

		4,974,964

Medical - Drugs — 1.2%
Elan Corp. PLC ADR†	51,450	584,472
Endo Health Solutions, Inc.†	23,110	735,360
Medivation, Inc.†	3,290	344,990

		1,664,822

Medical - Generic Drugs — 1.1%
Watson Pharmaceuticals, Inc.†	18,640	1,516,364

Medical - Wholesale Drug Distribution — 1.0%
AmerisourceBergen Corp.	38,150	1,469,538

Metal - Iron — 0.8%
Cliffs Natural Resources, Inc.	30,730	1,101,363

Oil Companies - Exploration & Production — 2.6%
Cabot Oil & Gas Corp.	25,460	1,054,299
Concho Resources, Inc.†	13,860	1,243,797
Continental Resources, Inc.†	9,490	702,829
Denbury Resources, Inc.†	42,960	665,450

		3,666,375

Oil Field Machinery & Equipment — 0.8%
Cameron International Corp.†	21,541	1,178,508

Oil Refining & Marketing — 0.4%
HollyFrontier Corp.	14,070	566,880

Oil - Field Services — 1.7%
Oceaneering International, Inc.	13,190	706,193

Security Description	Shares	Value (Note 2)

Oil - Field Services (continued)
Oil States International, Inc.†	9,080	$710,419
Superior Energy Services, Inc.†	47,708	990,895

		2,407,507

Paper & Related Products — 0.7%
International Paper Co.	28,850	997,056

Pharmacy Services — 1.5%
Catamaran Corp.†	11,040	962,136
Express Scripts Holding Co.†	18,160	1,137,179

		2,099,315

Radio — 0.6%
Sirius XM Radio, Inc.†	358,120	906,044

Real Estate Investment Trusts — 3.7%
Digital Realty Trust, Inc.	17,165	1,278,964
Home Properties, Inc.	16,960	1,082,896
Plum Creek Timber Co., Inc.	31,500	1,289,295
Rayonier, Inc.	32,260	1,580,418

		5,231,573

Real Estate Management/Services — 0.3%
CBRE Group, Inc., Class A†	22,415	388,004

Recreational Vehicles — 0.5%
Polaris Industries, Inc.	9,806	737,313

Rental Auto/Equipment — 0.6%
United Rentals, Inc.†	24,760	799,996

Retail - Apparel/Shoe — 3.9%
Foot Locker, Inc.	24,130	834,174
Gap, Inc.	19,940	714,251
Limited Brands, Inc.	26,760	1,300,536
Lululemon Athletica, Inc.†	19,769	1,288,741
Ross Stores, Inc.	20,530	1,420,471

		5,558,173

Retail - Auto Parts — 1.5%
AutoZone, Inc.†	2,670	965,579
O’Reilly Automotive, Inc.†	13,950	1,185,052

		2,150,631

Retail - Bedding — 1.3%
Bed Bath & Beyond, Inc.†	28,080	1,886,134

Retail - Computer Equipment — 0.2%
GameStop Corp., Class A	18,813	358,952

Retail - Discount — 2.6%
Dollar Tree, Inc.†	43,780	2,108,882
Family Dollar Stores, Inc.	24,690	1,571,272

		3,680,154

Retail - Major Department Stores — 1.2%
Nordstrom, Inc.	15,700	907,931
TJX Cos., Inc.	17,950	821,931

		1,729,862

Retail - Perfume & Cosmetics — 1.1%
Ulta Salon Cosmetics & Fragrance, Inc.	16,320	1,534,080

Retail - Regional Department Stores — 0.6%
Macy’s, Inc.	19,730	795,316

Retail - Restaurants — 1.6%
Chipotle Mexican Grill, Inc.†	4,920	1,420,109
Panera Bread Co., Class A†	5,830	903,067

		2,323,176

VALIC Company II Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS — August 31, 2012 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCK (continued)
Retail - Sporting Goods — 0.8%
Dick’s Sporting Goods, Inc.	21,730	$1,081,285

Retail - Vitamins & Nutrition Supplements — 0.7%
GNC Holdings, Inc., Class A	26,900	1,045,065

Retirement/Aged Care — 0.7%
Brookdale Senior Living, Inc.†	43,440	943,951

Savings & Loans/Thrifts — 0.5%
BankUnited, Inc.	28,620	722,655

Semiconductor Equipment — 0.6%
KLA - Tencor Corp.	15,700	805,567

Television — 0.7%
CBS Corp., Class B	29,550	1,073,847

Therapeutics — 1.0%
Onyx Pharmaceuticals, Inc.†	19,600	1,409,632

Tobacco — 0.5%
Lorillard, Inc.	5,300	665,203

Transactional Software — 0.5%
VeriFone Systems, Inc.†	18,610	646,511

Transport - Rail — 1.2%
CSX Corp.	37,720	847,191
Kansas City Southern	12,080	934,147

		1,781,338

Transport - Services — 0.5%
C.H. Robinson Worldwide, Inc.	11,870	671,961

Transport - Truck — 0.7%
J.B. Hunt Transport Services, Inc.	19,780	1,037,263

Vitamins & Nutrition Products — 1.6%
Herbalife, Ltd.	22,780	1,102,324
Mead Johnson Nutrition Co.	16,610	1,218,011

		2,320,335

Security Description	Shares/ Principal Amount	Value (Note 2)

Web Hosting/Design — 0.9%
Equinix, Inc.†	4,400	$869,660
Rackspace Hosting, Inc.†	7,950	476,841

		1,346,501

Wireless Equipment — 1.9%
Crown Castle International Corp.†	30,890	1,960,279
SBA Communications Corp., Class A†	12,060	720,947

		2,681,226

Total Long-Term Investment Securities
(cost $124,905,214)		137,762,766

REPURCHASE AGREEMENT — 2.5%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01% dated 08/31/2012 to be repurchased 09/04/2012 in the amount of $3,608,004 and collateralized by $3,685,000 of Federal Home Loan Bank Notes, bearing interest at 0.20% due 11/28/2012 and having approximate value of $3,683,158. (cost $3,608,000)	$3,608,000	3,608,000

TOTAL INVESTMENTS
(cost $128,513,214)(1)	99.0%	141,370,766
Other assets less liabilities	1.0	1,414,321

NET ASSETS —	100.0%	$142,785,087

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$137,762,766	$—	$—	$137,762,766
Repurchase Agreement	—	3,608,000	—	3,608,000

Total	$137,762,766	$3,608,000	$—	$141,370,766

The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no transfers between Levels.

See Notes to Financial Statements

VALIC Company II Mid Cap Value Fund

PORTFOLIO PROFILE — August 31, 2012 (Unaudited)

Industry Allocation*

Diversified Manufacturing Operations	5.5%
Repurchase Agreement	4.8
Electric — Integrated	4.3
Chemicals — Specialty	4.2
Distribution/Wholesale	3.5
Real Estate Investment Trusts	3.5
Oil Companies — Exploration & Production	2.7
Insurance — Reinsurance	2.6
Banks — Commercial	2.5
Electronic Components — Semiconductors	2.3
Containers — Paper/Plastic	1.8
Electronic Components — Misc.	1.8
Insurance — Life/Health	1.8
Banks — Super Regional	1.7
Chemicals — Diversified	1.7
Semiconductor Equipment	1.6
Building — Residential/Commercial	1.6
Containers — Metal/Glass	1.5
Real Estate Operations & Development	1.5
Power Converter/Supply Equipment	1.4
Telecommunication Equipment	1.3
Aerospace/Defense	1.3
Time Deposits	1.3
Commercial Services — Finance	1.2
Office Supplies & Forms	1.1
Computers — Memory Devices	1.1
Medical — Drugs	1.1
Human Resources	1.0
Tools — Hand Held	1.0
Medical — Wholesale Drug Distribution	1.0
Building & Construction Products — Misc.	0.9
Beverages — Non-alcoholic	0.9
Machine Tools & Related Products	0.9
Consulting Services	0.9
Medical — HMO	0.9
Identification Systems	0.8
Electronic Security Devices	0.8
Toys	0.8
Commercial Services	0.7
Oil & Gas Drilling	0.7
Instruments — Controls	0.7
Registered Investment Companies	0.7
Gas — Distribution	0.7
Medical — Generic Drugs	0.7
Machinery — Farming	0.7
Finance — Investment Banker/Broker	0.7
Savings & Loans/Thrifts	0.7
Telecom Services	0.6
Medical Products	0.6
Engineering/R&D Services	0.6
Lighting Products & Systems	0.6
Machinery — General Industrial	0.6
Retail — Office Supplies	0.6
Auto/Truck Parts & Equipment — Original	0.6
Chemicals — Plastics	0.6
Insurance — Property/Casualty	0.6
Food — Misc./Diversified	0.6
Television	0.6
Retail — Apparel/Shoe	0.5
Retail — Regional Department Stores	0.5
Apparel Manufacturers	0.5
Retail — Discount	0.5
Insurance — Multi-line	0.5
Semiconductor Components — Integrated Circuits	0.5
Retirement/Aged Care	0.5
Investment Management/Advisor Services	0.5
Consumer Products — Misc.	0.5
Home Decoration Products	0.5
Building & Construction — Misc.	0.4

Instruments — Scientific	0.4%
Agricultural Operations	0.4
Oil — Field Services	0.4
Metal Processors & Fabrication	0.4
Finance — Credit Card	0.4
Publishing — Books	0.4
Medical — Hospitals	0.4
Airlines	0.4
Agricultural Chemicals	0.3
Machinery — Pumps	0.3
Pharmacy Services	0.3
Medical Instruments	0.3
Insurance Brokers	0.3
Finance — Other Services	0.3
Electric Products — Misc.	0.3
Building Products — Doors & Windows	0.3
Medical Labs & Testing Services	0.3
X-Ray Equipment	0.3
Advertising Agencies	0.3
Aerospace/Defense — Equipment	0.2
Industrial Gases	0.2
Capacitors	0.2
Enterprise Software/Service	0.2
Finance — Consumer Loans	0.2
Leisure Products	0.2
Coal	0.2
Retail — Mail Order	0.2
Food — Meat Products	0.2
Transport — Marine	0.2
Computers — Integrated Systems	0.2
Electronic Parts Distribution	0.2
Beverages — Wine/Spirits	0.2
Dialysis Centers	0.2
Retail — Major Department Stores	0.2
Metal — Diversified	0.2
Entertainment Software	0.2
Steel — Specialty	0.2
Diversified Operations/Commercial Services	0.2
Internet Security	0.2
Footwear & Related Apparel	0.2
Tobacco	0.1
Office Automation & Equipment	0.1
Investment Companies	0.1
Building Products — Wood	0.1
Electric — Generation	0.1

100.1%

*	Calculated as a percentage of net assets

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2012

Security Description	Shares	Value (Note 2)

COMMON STOCK — 93.3%
Advertising Agencies — 0.3%
Omnicom Group, Inc.	34,332	$1,763,635

Aerospace/Defense — 1.3%
Esterline Technologies Corp.†	70,136	4,194,133
Teledyne Technologies, Inc.†	74,783	4,824,251

		9,018,384

Aerospace/Defense - Equipment — 0.2%
Curtiss - Wright Corp.	56,012	1,683,721

Agricultural Chemicals — 0.3%
Incitec Pivot, Ltd.(1)	782,827	2,364,846

Agricultural Operations — 0.4%
Bunge, Ltd.	45,600	2,902,440

Airlines — 0.4%
Delta Air Lines, Inc.†	287,402	2,486,027

Apparel Manufacturers — 0.5%
Maidenform Brands, Inc.†	115,000	2,551,850
VF Corp.	7,072	1,079,753

		3,631,603

Auto/Truck Parts & Equipment - Original — 0.6%
Johnson Controls, Inc.	39,138	1,064,945
Lear Corp.	54,341	2,110,061
TRW Automotive Holdings Corp.†	21,999	961,576

		4,136,582

Banks - Commercial — 2.5%
East West Bancorp, Inc.	82,668	1,813,736
First Midwest Bancorp, Inc.	143,750	1,697,688
M&T Bank Corp.	44,746	3,888,427
Popular, Inc.†	150,197	2,379,120
Regions Financial Corp.	571,300	3,976,248
Zions Bancorporation	184,500	3,551,625

		17,306,844

Banks - Super Regional — 1.7%
Capital One Financial Corp.	36,122	2,041,977
Comerica, Inc.	145,784	4,477,027
Fifth Third Bancorp	157,867	2,390,106
Huntington Bancshares, Inc.	177,114	1,168,952
SunTrust Banks, Inc.	70,962	1,786,114

		11,864,176

Beverages - Non-alcoholic — 0.9%
Coca-Cola Enterprises, Inc.	48,137	1,421,485
Dr Pepper Snapple Group, Inc.	112,364	5,035,031

		6,456,516

Beverages - Wine/Spirits — 0.2%
Constellation Brands, Inc., Class A†	36,599	1,205,571

Building & Construction Products - Misc. — 0.9%
Louisiana - Pacific Corp.†	384,490	5,159,856
Trex Co., Inc.†	46,000	1,414,500

		6,574,356

Building & Construction - Misc. — 0.4%
Aegion Corp.†	156,643	3,057,671

Building Products - Doors & Windows — 0.3%
Griffon Corp.	190,267	1,839,882

Building Products - Wood — 0.1%
Masco Corp.	56,563	800,932

Building - Residential/Commercial — 1.6%
Lennar Corp., Class A	159,500	5,172,585

Security Description	Shares	Value (Note 2)

Building - Residential/Commercial (continued)
Toll Brothers, Inc.†	183,969	$6,019,466

		11,192,051

Capacitors — 0.2%
Kemet Corp.†	355,000	1,654,300

Chemicals - Diversified — 1.7%
Celanese Corp., Series A	84,900	3,248,274
Chemtura Corp.†	160,000	2,644,800
FMC Corp.	74,980	4,072,913
PPG Industries, Inc.	14,634	1,610,033

		11,576,020

Chemicals - Plastics — 0.6%
PolyOne Corp.	260,511	4,110,864

Chemicals - Specialty — 4.2%
Ashland, Inc.	87,961	6,476,568
Cytec Industries, Inc.	59,559	4,078,005
Eastman Chemical Co.	115,000	6,354,900
H.B. Fuller Co.	67,000	2,037,470
Methanex Corp.	182,410	5,437,642
Minerals Technologies, Inc.	69,179	4,691,028

		29,075,613

Coal — 0.2%
CONSOL Energy, Inc.	50,405	1,522,231

Commercial Services — 0.7%
PHH Corp.†	291,001	5,077,967

Commercial Services - Finance — 1.2%
Alliance Data Systems Corp.†	10,151	1,397,285
Equifax, Inc.	45,377	2,077,359
Moody’s Corp.	67,844	2,686,622
SEI Investments Co.	37,329	811,906
Western Union Co.	75,406	1,327,900

		8,301,072

Computers - Integrated Systems — 0.2%
CGI Group, Inc., Class A†	48,591	1,268,711

Computers - Memory Devices — 1.1%
SanDisk Corp.†	85,200	3,511,944
Seagate Technology PLC	63,905	2,045,599
Western Digital Corp.†	52,950	2,214,369

		7,771,912

Consulting Services — 0.9%
Booz Allen Hamilton Holding Corp.	159,100	2,921,076
FTI Consulting, Inc.†	64,595	1,680,116
Towers Watson & Co., Class A	28,768	1,562,678

		6,163,870

Consumer Products - Misc. — 0.5%
Samsonite International SA(1)	1,784,700	3,326,795

Containers - Metal/Glass — 1.5%
Ball Corp.	31,772	1,339,825
Crown Holdings, Inc.†	54,583	1,978,634
Owens - Illinois, Inc.†	331,073	5,787,156
Rexam PLC(1)	211,443	1,420,346

		10,525,961

Containers - Paper/Plastic — 1.8%
Graphic Packaging Holding Co.†	167,410	935,822
Packaging Corp. of America	146,100	4,678,122
Rock - Tenn Co., Class A	27,786	1,855,271
Sealed Air Corp.	158,600	2,263,222
Sonoco Products Co.	98,000	2,997,820

		12,730,257

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Dialysis Centers — 0.2%
DaVita, Inc.†	11,895	$1,157,027

Distribution/Wholesale — 3.5%
Arrow Electronics, Inc.†	260,630	9,447,837
Ingram Micro, Inc., Class A†	222,973	3,404,798
WESCO International, Inc.†	194,392	11,231,970

		24,084,605

Diversified Manufacturing Operations — 5.5%
Barnes Group, Inc.	195,478	4,626,964
Carlisle Cos., Inc.	99,161	5,190,087
Crane Co.	44,600	1,694,354
Dover Corp.	131,681	7,612,479
Federal Signal Corp.†	367,318	2,192,888
Harsco Corp.	162,000	3,303,180
Ingersoll - Rand PLC	125,000	5,845,000
Parker Hannifin Corp.	27,491	2,198,730
Pentair, Inc.	128,356	5,455,130

		38,118,812

Diversified Operations/Commercial Services — 0.2%
Chemed Corp.	16,842	1,112,077

Electric Products - Misc. — 0.3%
AMETEK, Inc.	58,950	2,022,575

Electric - Generation — 0.1%
AES Corp.†	58,268	663,673

Electric - Integrated — 4.3%
Alliant Energy Corp.	101,276	4,464,246
Ameren Corp.	40,604	1,328,563
American Electric Power Co., Inc.	31,604	1,358,656
Edison International	44,141	1,932,934
Great Plains Energy, Inc.	121,920	2,599,335
Northeast Utilities	146,187	5,506,864
NV Energy, Inc.	442,046	7,753,487
Westar Energy, Inc.	27,708	806,857
Wisconsin Energy Corp.	109,254	4,147,282

		29,898,224

Electronic Components - Misc. — 1.8%
Flextronics International, Ltd.†	1,059,381	7,129,634
Plexus Corp.†	95,907	2,866,660
TE Connectivity, Ltd.	53,838	1,893,483
Vishay Intertechnology, Inc.†	50,205	479,960

		12,369,737

Electronic Components - Semiconductors — 2.3%
Avago Technologies, Ltd.	160,719	5,877,494
Diodes, Inc.†	40,000	739,600
Fairchild Semiconductor International, Inc.†	195,200	2,834,304
LSI Corp.†	102,068	795,110
Microsemi Corp.†	252,900	5,035,239
ON Semiconductor Corp.†	103,611	645,496

		15,927,243

Electronic Parts Distribution — 0.2%
Avnet, Inc.†	38,357	1,235,479

Electronic Security Devices — 0.8%
Tyco International, Ltd.	97,200	5,480,136

Engineering/R&D Services — 0.6%
Fluor Corp.	15,927	820,241
URS Corp.	98,688	3,593,230

		4,413,471

Enterprise Software/Service — 0.2%
CA, Inc.	59,681	1,553,496

Security Description	Shares	Value (Note 2)

Entertainment Software — 0.2%
Electronic Arts, Inc.†	85,924	$1,145,367

Finance - Consumer Loans — 0.2%
SLM Corp.	97,858	1,541,264

Finance - Credit Card — 0.4%
Discover Financial Services	67,181	2,601,920

Finance - Investment Banker/Broker — 0.7%
Raymond James Financial, Inc.	73,178	2,575,866
TD Ameritrade Holding Corp.	118,018	2,019,288

		4,595,154

Finance - Other Services — 0.3%
NYSE Euronext	83,800	2,099,190
Solar Cayman, Ltd.*†(2)(3)	120,200	12,020

		2,111,210

Food - Meat Products — 0.2%
Maple Leaf Foods, Inc.	128,413	1,439,476

Food - Misc./Diversified — 0.6%
Ingredion, Inc.	55,900	3,009,097
Kellogg Co.	17,350	878,777

		3,887,874

Footwear & Related Apparel — 0.2%
Deckers Outdoor Corp.†	21,000	1,039,920

Forestry — 0.0%
Sino - Forest Corp.*†(2)(3)	72,700	0
Sino - Forest Corp.†(2)(3)	80,835	0

		0

Gas - Distribution — 0.7%
UGI Corp.	161,711	4,928,951

Home Decoration Products — 0.5%
Newell Rubbermaid, Inc.	178,800	3,205,884

Human Resources — 1.0%
Manpower, Inc.	30,358	1,126,586
Robert Half International, Inc.	93,804	2,467,045
TrueBlue, Inc.†	236,600	3,674,398

		7,268,029

Identification Systems — 0.8%
Brady Corp., Class A	97,397	2,734,908
Checkpoint Systems, Inc.†	364,009	2,908,432

		5,643,340

Industrial Gases — 0.2%
Yingde Gases Group Co., Ltd.†(1)	2,154,000	1,671,150

Instruments - Controls — 0.7%
Honeywell International, Inc.	84,900	4,962,405

Instruments - Scientific — 0.4%
Thermo Fisher Scientific, Inc.	51,100	2,930,585

Insurance Brokers — 0.3%
Marsh & McLennan Cos., Inc.	62,411	2,132,584

Insurance - Life/Health — 1.8%
Principal Financial Group, Inc.	144,777	3,972,681
Symetra Financial Corp.	88,937	1,086,810
Torchmark Corp.	47,499	2,430,999
Unum Group	248,533	4,848,879

		12,339,369

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Insurance - Multi-line — 0.5%
Loews Corp.	25,931	$1,054,095
XL Group PLC	108,000	2,496,960

		3,551,055

Insurance - Property/Casualty — 0.6%
Alleghany Corp.†	5,593	1,885,680
Arch Capital Group, Ltd.†	24,041	959,476
Hanover Insurance Group, Inc.	30,826	1,100,180

		3,945,336

Insurance - Reinsurance — 2.6%
Everest Re Group, Ltd.	58,799	6,095,104
Platinum Underwriters Holdings, Ltd.	86,421	3,434,370
Reinsurance Group of America, Inc.	149,517	8,782,629

		18,312,103

Internet Security — 0.2%
Symantec Corp.†	60,910	1,086,025

Investment Companies — 0.1%
Solar Capital, Ltd.	35,466	820,329

Investment Management/Advisor Services — 0.5%
Invesco, Ltd.	142,002	3,362,607

Leisure Products — 0.2%
Brunswick Corp.	64,638	1,531,274

Lighting Products & Systems — 0.6%
Acuity Brands, Inc.	68,600	4,401,376

Machine Tools & Related Products — 0.9%
Kennametal, Inc.	170,114	6,267,000

Machinery - Farming — 0.7%
AGCO Corp.†	109,400	4,604,646

Machinery - General Industrial — 0.6%
Albany International Corp., Class A	110,839	2,340,920
IDEX Corp.	51,200	2,040,832

		4,381,752

Machinery - Pumps — 0.3%
Flowserve Corp.	18,345	2,341,923

Medical Instruments — 0.3%
Boston Scientific Corp.†	409,100	2,209,140

Medical Labs & Testing Services — 0.3%
ICON PLC ADR†	41,655	954,733
Quest Diagnostics, Inc.	14,160	856,255

		1,810,988

Medical Products — 0.6%
CareFusion Corp.†	80,390	2,111,845
Teleflex, Inc.	35,500	2,344,065

		4,455,910

Medical - Drugs — 1.1%
Almirall SA†(1)	490,390	3,706,722
UCB SA(1)	74,660	3,659,779

		7,366,501

Medical - Generic Drugs — 0.7%
Impax Laboratories, Inc.†	196,797	4,658,185

Medical - HMO — 0.9%
Cigna Corp.	130,612	5,978,111

Medical - Hospitals — 0.4%
Universal Health Services, Inc., Class B	27,500	1,098,625
Vanguard Health Systems, Inc.†	144,900	1,412,775

		2,511,400

Security Description	Shares	Value (Note 2)

Medical - Wholesale Drug Distribution — 1.0%
AmerisourceBergen Corp.	130,210	$5,015,689
McKesson Corp.	21,648	1,885,757

		6,901,446

Metal Processors & Fabrication — 0.4%
Timken Co.	69,000	2,771,040

Metal - Diversified — 0.2%
Molycorp, Inc.†	100,000	1,151,000

Office Automation & Equipment — 0.1%
Xerox Corp.	115,025	847,734

Office Supplies & Forms — 1.1%
ACCO Brands Corp.†	538,000	3,545,420
Avery Dennison Corp.	141,000	4,403,430

		7,948,850

Oil & Gas Drilling — 0.7%
Ensco PLC, Class A	17,859	1,024,571
Ocean Rig UDW, Inc.†	236,900	3,963,337

		4,987,908

Oil Companies - Exploration & Production — 2.7%
Cobalt International Energy, Inc.†	255,965	5,812,965
EQT Corp.	22,202	1,198,020
Japan Petroleum Exploration Co.(1)	43,700	1,707,588
Newfield Exploration Co.†	61,527	2,007,626
Noble Energy, Inc.	24,463	2,150,298
QEP Resources, Inc.	91,800	2,633,742
Rosetta Resources, Inc.†	42,642	1,831,047
SM Energy Co.	32,406	1,530,535

		18,871,821

Oil - Field Services — 0.4%
Trican Well Service, Ltd.	238,400	2,877,971

Pharmacy Services — 0.3%
Omnicare, Inc.	68,316	2,212,072

Power Converter/Supply Equipment — 1.4%
Hubbell, Inc., Class B	119,527	9,660,172

Publishing - Books — 0.4%
McGraw - Hill Cos., Inc.	49,906	2,555,187

Real Estate Investment Trusts — 3.5%
American Assets Trust, Inc.	132,858	3,621,709
Duke Realty Corp.	47,367	686,822
Equity Lifestyle Properties, Inc.	29,800	2,049,048
Equity Residential	20,956	1,265,742
Hatteras Financial Corp.	122,300	3,545,477
Kimco Realty Corp.	141,494	2,875,158
Regency Centers Corp.	22,026	1,079,274
Taubman Centers, Inc.	12,795	1,023,856
Ventas, Inc.	14,124	924,981
Vornado Realty Trust	14,493	1,176,397
Weyerhaeuser Co.	234,000	5,828,940

		24,077,404

Real Estate Operations & Development — 1.5%
BR Properties SA	490,500	5,968,447
Forest City Enterprises, Inc., Class A†	168,555	2,541,809
Iguatemi Empresa de Shopping Centers SA	77,800	1,870,358

		10,380,614

Retail - Apparel/Shoe — 0.5%
ANN, Inc.†	32,538	1,157,702
Guess?, Inc.	32,873	856,670
Ross Stores, Inc.	25,566	1,768,912

		3,783,284

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Retail - Automobile — 0.0%
Rush Enterprises, Inc., Class A†	20,130	$343,015

Retail - Discount — 0.5%
Family Dollar Stores, Inc.	56,600	3,602,024

Retail - Mail Order — 0.2%
Williams - Sonoma, Inc.	35,282	1,447,268

Retail - Major Department Stores — 0.2%
Nordstrom, Inc.	19,997	1,156,427

Retail - Office Supplies — 0.6%
Staples, Inc.	400,500	4,373,460

Retail - Regional Department Stores — 0.5%
Kohl’s Corp.	28,691	1,497,670
Macy’s, Inc.	54,576	2,199,959

		3,697,629

Retirement/Aged Care — 0.5%
Brookdale Senior Living, Inc.†	156,673	3,404,504

Savings & Loans/Thrifts — 0.7%
BankUnited, Inc.	113,798	2,873,400
Beneficial Mutual Bancorp, Inc.†	191,629	1,688,251

		4,561,651

Semiconductor Components - Integrated Circuits — 0.5%
Analog Devices, Inc.	36,035	1,432,031
Linear Technology Corp.	60,200	1,988,105

		3,420,136

Semiconductor Equipment — 1.6%
Brooks Automation, Inc.	285,500	2,286,855
FormFactor, Inc.†	75,000	381,750
LTX - Credence Corp.†	298,234	1,696,951
Teradyne, Inc.†	451,900	7,058,678

		11,424,234

Steel - Specialty — 0.2%
Universal Stainless & Alloy†	31,200	1,120,080

Telecom Services — 0.6%
Amdocs, Ltd.†	52,383	1,688,828
Virgin Media, Inc.	101,628	2,801,884

		4,490,712

Telecommunication Equipment — 1.3%
Harris Corp.	192,929	9,073,451

Television — 0.6%
CBS Corp., Class B	106,314	3,863,451

Tobacco — 0.1%
Lorillard, Inc.	6,775	850,330

Tools - Hand Held — 1.0%
Stanley Black & Decker, Inc.	107,945	7,100,622

Toys — 0.8%
Mattel, Inc.	151,828	5,335,236

Transport - Marine — 0.2%
Tidewater, Inc.	27,675	1,312,625

X-Ray Equipment — 0.3%
Hologic, Inc.†	91,018	1,786,683

Security Description	Shares/ Principal Amount	Value (Note 2)

Total Long-Term Investment Securities
(cost $600,315,254)		$647,857,549

SHORT-TERM INVESTMENT SECURITIES — 2.0%
Registered Investment Companies — 0.7%
SSgA Money Market Fund	4,948,164	4,948,164

Time Deposits — 1.3%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 09/04/2012	$8,746,000	8,746,000

Total Short-Term Investment Securities
(cost $13,694,164)		13,694,164

REPURCHASE AGREEMENT — 4.8%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 08/31/2012 to be repurchased 09/04/2012 in the amount of $33,287,037 and collateralized by $33,970,000 of Federal Home Loan Bank Discount Notes, bearing interest at 0.22% due 11/21/2012 and having approximate value of $33,953,015 (cost $33,287,000)	33,287,000	33,287,000

TOTAL INVESTMENTS
(cost $647,296,418)(4)	100.1%	694,838,713
Liabilities in excess of other assets	(0.1)	(743,714)

NET ASSETS —	100.0%	$694,094,999

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2012, the aggregate value of these securities was $12,020 representing 0.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at August 31, 2012. The aggregate value of these securities was $17,857,226 representing 2.6% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(3)	Illiquid security. At August 31, 2012, the aggregate value of these securities was $12,020 representing 0.0% of net assets.
(4)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2012 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Diversified Manufacturing Operations	$38,118,812	$—	$—	$38,118,812
Other Industries*	591,869,491	17,857,226	12,020	609,738,737
Short-Term Investment Securities:
Registered Investment Companies	—	4,948,164		4,948,164
Time Deposits	—	8,746,000	—	8,746,000
Repurchase Agreement	—	33,287,000	—	33,287,000

Total	$629,988,303	$64,838,390	$12,020	$694,838,713

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period. Securities held at the beginning of the period currently valued at $12,859,280 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels.

At the beginning and/or end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Fund.

See Notes to Financial Statements

VALIC Company II Moderate Growth Lifestyle Fund

PORTFOLIO PROFILE — August 31, 2012 (Unaudited)

Industry Allocation*

Fixed Income Investment Companies	47.5%
Domestic Equity Investment Companies	42.2
International Equity Investment Companies	7.8
Real Estate Investment Companies	2.5

100.0%

*	Calculated as a percentage of net assets

VALIC Company II Moderate Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS — August 31, 2012

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES — 100.0%#(1)
Domestic Equity Investment Companies — 42.2%
VALIC Co. I Blue Chip Growth Fund	856,679	$10,520,022
VALIC Co. I Dividend Value Fund	2,895,196	29,154,627
VALIC Co. I Mid Cap Strategic Growth Fund	89,534	1,067,244
VALIC Co. I Nasdaq-100 Index Fund	1,558,124	10,345,941
VALIC Co. I Science & Technology Fund†	563,839	9,562,716
VALIC Co. I Small Cap Special Values Fund	245,735	2,297,625
VALIC Co. I Stock Index Fund	3,139,054	82,933,808
VALIC Co. II Capital Appreciation Fund	1,093,395	11,939,869
VALIC Co. II Mid Cap Growth Fund†	540,881	4,575,853
VALIC Co. II Mid Cap Value Fund	1,342,342	23,235,946
VALIC Co. II Small Cap Growth Fund	213,100	2,870,460
VALIC Co. II Small Cap Value Fund	178,797	2,267,144

Total Domestic Equity Investment Companies
(cost $169,031,133)		190,771,255

Fixed Income Investment Companies — 47.5%
VALIC Co. I Capital Conservation Fund	2,762,617	28,427,325
VALIC Co. I Government Securities Fund	2,211,141	25,317,560
VALIC Co. I Inflation Protected Fund	1,379,157	16,577,466
VALIC Co. I International Government Bond Fund	241,095	3,182,458
VALIC Co. II Core Bond Fund	8,440,052	96,300,997
VALIC Co. II High Yield Bond Fund	2,241,111	17,122,086
VALIC Co. II Strategic Bond Fund	2,364,284	27,851,265

Total Fixed Income Investment Companies
(cost $203,801,855)		214,779,157

Security Description	Shares	Value (Note 2)

International Equity Investment Companies — 7.8%
VALIC Co. I Emerging Economies Fund	3,094,954	22,809,811
VALIC Co. I International Equities Fund	1,044,727	5,975,838
VALIC Co. I International Growth Fund	614,325	6,616,278

Total International Equity Investment Companies
(cost $35,630,245)		35,401,927

Real Estate Investment Companies — 2.5%
VALIC Co. I Global Real Estate Fund (cost $8,973,104)	1,381,514	11,411,305

TOTAL INVESTMENTS
(cost $417,436,337)(2)	100.0%	452,363,644
Liabilities in excess of other assets	0.0	(16,788)

NET ASSETS —	100.0%	$452,346,856

†	Non-income producing security
#	The Moderate Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.
(1)	See Note 3
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$190,771,255	$—	$—	$190,771,255
Fixed Income Investment Companies	214,779,157	—	—	214,779,157
International Equity Investment Companies	35,401,927	—	—	35,401,927
Real Estate Investment Companies	11,411,305	—	—	11,411,305

Total	$452,363,644	$—	$—	$452,363,644

The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no transfers between Levels.

See Notes to Financial Statements

VALIC Company II Money Market II Fund

PORTFOLIO PROFILE — August 31, 2012 (Unaudited)

Industry Allocation*

U.S. Government Agencies	46.7%
U.S. Government Treasuries	15.0
Commercial Banks	14.5
Repurchase Agreement	8.5
Diversified Banking Institution	5.9
Super — Regional Banks	5.5
Diversified Financial Services	2.0
Fiduciary Banks	2.0

100.1%

Weighted Average Days to Maturity	50.8

Credit Quality@#
Aaa	100.0%

*	Calculated as a percentage of net assets
@	Source: Moody’s
#	Calculated as a percentage of total debt issues

VALIC Company II Money Market II Fund

PORTFOLIO OF INVESTMENTS — August 31, 2012

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 91.6%
Certificates of Deposit — 20.2%
Citibank NA 0.33% due 09/04/2012	$3,650,000	$3,650,000
Deutsche Bank AG NY FRS 0.67% due 11/29/2012	4,000,000	4,000,000
Nordea Bank Finland PLC NY FRS 0.87% due 09/13/2012	4,700,000	4,700,641
Rabobank Nederland NV NY FRS 0.56% due 01/18/2013	3,960,000	3,960,000
Royal Bank of Canada NY FRS 0.46% due 04/02/2013	3,100,000	3,101,662
Royal Bank of Canada NY FRS 0.50% due 07/30/2013	3,720,000	3,720,000
Royal Bank of Canada NY 0.55% due 11/07/2012	350,000	350,097
State Street Bank and Trust Co. 0.18% due 11/01/2012	4,000,000	4,000,000
Svenska Handelsbanken NY 0.24% due 11/13/2012	3,700,000	3,700,058
UBS AG Stamford CT 0.41% due 12/17/2012	3,650,000	3,650,000
Wells Fargo & Co. 0.17% due 09/17/2012	3,000,000	3,000,000

Total Certificates of Deposit
(amortized cost $37,832,458)		37,832,458

Commercial Paper — 3.5%
Nordea North America, Inc. 0.30% due 09/07/2012	2,900,000	2,899,855
State Street Corp. 0.22% due 12/14/2012	3,700,000	3,697,648

Total Commercial Paper
(amortized cost $6,597,503)		6,597,503

U.S. Corporate Bonds & Notes — 6.2%
Bank of America NA 0.45% due 11/13/2012	3,650,000	3,650,000
General Electric Capital Corp. FRS Senior Notes 0.57% due 11/01/2012	470,000	470,190
General Electric Capital Corp. FDIC Guar. Notes 2.00% due 09/28/2012	410,000	410,548
JPMorgan Chase & Co. FRS Notes 1.08% due 02/26/2013	4,870,000	4,886,302
JPMorgan Chase & Co. Senior Notes 5.38% due 10/01/2012	2,070,000	2,078,250

Total U.S. Corporate Bonds & Notes
(amortized cost $11,495,290)		11,495,290

U.S. Government Agencies — 46.7%
Federal Farm Credit Bank 0.19% due 01/28/2013	1,900,000	1,898,506
Federal Farm Credit Bank FRS
0.18% due 06/04/2013	3,750,000	3,749,717
0.18% due 08/06/2013	3,750,000	3,749,652
0.20% due 07/02/2013	3,680,000	3,680,000
0.21% due 09/24/2012	900,000	900,017
0.21% due 08/06/2013	1,500,000	1,499,993
0.22% due 01/25/2013	100,000	100,020
0.22% due 02/11/2013	6,000,000	6,000,000
0.24% due 10/19/2012	5,000,000	4,999,935
0.25% due 11/13/2012	2,000,000	2,000,204
0.25% due 08/28/2013	1,100,000	1,100,220
0.26% due 03/06/2013	2,310,000	2,310,295

Security Description	Principal Amount	Value (Note 2)

U.S. Government Agencies (continued)
Federal Farm Credit Bank FRS (continued)
0.26% due 08/22/2013	$1,750,000	$1,751,226
0.27% due 07/10/2013	300,000	300,181
Federal Home Loan Bank
0.12% due 10/02/2012	8,000,000	7,999,173
0.13% due 09/14/2012	7,300,000	7,299,657
0.13% due 11/23/2012	5,000,000	4,998,559
0.15% due 09/05/2012	1,850,000	1,849,969
0.16% due 09/12/2012	1,500,000	1,499,927
0.18% due 02/15/2013	2,300,000	2,299,654
0.21% due 04/08/2013	1,980,000	1,977,471
Federal Home Loan Bank FRS
0.19% due 11/01/2012	1,480,000	1,480,130
0.19% due 07/25/2013	2,830,000	2,829,873
0.21% due 04/09/2013	2,950,000	2,950,000
Federal Home Loan Mtg. Corp.
0.13% due 11/27/2012	500,000	499,843
0.13% due 12/18/2012	2,500,000	2,499,025
Federal Home Loan Mtg. Corp. FRS
0.18% due 05/16/2013	700,000	700,000
0.19% due 02/04/2013	1,350,000	1,350,350
0.19% due 06/03/2013	180,000	180,000
0.28% due 10/12/2012	715,000	715,032
Federal National Mtg. Assoc.
0.13% due 09/27/2012	3,000,000	2,999,718
0.15% due 02/14/2013	1,250,000	1,249,136
0.16% due 03/04/2013	1,500,000	1,498,773
0.38% due 12/28/2012	1,400,000	1,400,915
Federal National Mtg. Assoc. FRS
0.26% due 11/23/2012	350,000	350,007
0.43% due 12/20/2012	4,850,000	4,854,486

Total U.S. Government Agencies
(amortized cost $87,521,664)		87,521,664

U.S. Government Treasuries — 15.0%
United States Treasury Bills
0.07% due 09/06/2012	1,000,000	999,990
0.09% due 09/06/2012	4,000,000	3,999,950
0.12% due 09/27/2012	4,000,000	3,999,668
0.13% due 09/20/2012	2,500,000	2,499,829
0.17% due 03/07/2013	1,200,000	1,198,940
0.18% due 04/04/2013	5,130,000	5,124,446
United States Treasury Notes
1.38% due 01/15/2013	3,960,000	3,977,480
1.38% due 02/15/2013	3,780,000	3,800,392
3.88% due 02/15/2013	2,500,000	2,542,045

Total U.S. Government Treasuries
(amortized cost $28,142,740)		28,142,740

Total Short-Term Investment Securities — 91.6%
(amortized cost $171,589,655)		171,589,655

REPURCHASE AGREEMENT — 8.5%
UBS Securities LLC Joint Repurchase Agreement(1) (cost $15,953,000)	15,953,000	15,953,000

TOTAL INVESTMENTS
(amortized cost $187,542,655)(2)	100.1%	187,542,655
Liabilities in excess of other assets	(0.1)	(112,219)

NET ASSETS —	100.0%	$187,430,436

(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 5 for cost of investments on a tax basis.

FRS — Floating Rate Security

The rates shown on FRS are the current interest rates at August 31, 2012 and unless noted otherwise the dates are the original maturity dates.

VALIC Company II Money Market II Fund

PORTFOLIO OF INVESTMENTS — August 31, 2012 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Short-Term Investment Securities:
Certificates of Deposit	$—	$37,832,458	$—	$37,832,458
Commercial Paper	—	6,597,503	—	6,597,503
U.S. Corporate Bonds & Notes	—	11,495,290	—	11,495,290
U.S. Government Agencies	—	87,521,664	—	87,521,664
U.S. Government Treasuries	—	28,142,740	—	28,142,740
Repurchase Agreement	—	15,953,000	—	15,953,000

Total	$—	$187,542,655	$—	$187,542,655

The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no transfers between Levels.

See Notes to Financial Statements

VALIC Company II Small Cap Growth Fund

PORTFOLIO PROFILE — August 31, 2012 (Unaudited)

Industry Allocation*

Applications Software	4.5%
Retail — Apparel/Shoe	4.0
Medical — Biomedical/Gene	3.6
Oil Companies — Exploration & Production	3.3
Investment Management/Advisor Services	2.9
Building & Construction Products — Misc.	2.9
Electronic Components — Semiconductors	2.8
Oil Field Machinery & Equipment	2.6
Real Estate Investment Trusts	2.3
Internet Application Software	2.3
Transport — Truck	2.2
Machinery — General Industrial	2.1
Patient Monitoring Equipment	2.0
Computer Software	1.9
Medical Products	1.8
Enterprise Software/Service	1.8
Casino Services	1.7
Lighting Products & Systems	1.7
E-Commerce/Services	1.6
Medical — Hospitals	1.5
Communications Software	1.5
Therapeutics	1.4
Diversified Manufacturing Operations	1.4
Entertainment Software	1.3
Theaters	1.3
Time Deposits	1.3
Medical — HMO	1.3
Wireless Equipment	1.3
Retirement/Aged Care	1.3
Medical — Drugs	1.3
Retail — Restaurants	1.3
Retail — Automobile	1.3
Computers — Memory Devices	1.3
Distribution/Wholesale	1.2
Investment Companies	1.2
Retail — Building Products	1.2
Internet Infrastructure Software	1.2
Internet Telephone	1.1
E-Marketing/Info	1.1
Footwear & Related Apparel	1.1
Hazardous Waste Disposal	1.1
Retail — Catalog Shopping	1.0
Machinery — Pumps	0.9
Instruments — Scientific	0.9
Banks — Commercial	0.9
Computer Data Security	0.9
Semiconductor Components — Integrated Circuits	0.9
Lasers — System/Components	0.9
Internet Connectivity Services	0.8
Medical Imaging Systems	0.8
Healthcare Safety Devices	0.8
Commercial Services	0.8
Medical Instruments	0.8
Engineering/R&D Services	0.8
Internet Incubators	0.7
Aerospace/Defense — Equipment	0.7
Auto/Truck Parts & Equipment — Original	0.7
Food — Retail	0.7
Data Processing/Management	0.7
Recreational Vehicles	0.7
Drug Delivery Systems	0.7
Oil — Field Services	0.7
Metal Processors & Fabrication	0.6
Finance — Investment Banker/Broker	0.6
Hotels/Motels	0.6
MRI/Medical Diagnostic Imaging	0.6
Internet Security	0.6
Resorts/Theme Parks	0.6
Consulting Services	0.6

Insurance — Property/Casualty	0.6%
Medical — Generic Drugs	0.5
Retail — Misc./Diversified	0.5
Food — Dairy Products	0.5
Auto — Cars/Light Trucks	0.5
Auction Houses/Art Dealers	0.4
Networking Products	0.3

100.3%

*	Calculated as a percentage of net assets

VALIC Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS — August 31, 2012

Security Description	Shares	Value (Note 2)

COMMON STOCK — 99.0%
Aerospace/Defense - Equipment — 0.7%
HEICO Corp.	17,323	$603,533

Applications Software — 4.5%
Demandware, Inc.†	16,730	434,980
Imperva, Inc.†	18,730	567,332
Infoblox, Inc.†	32,860	716,019
NetSuite, Inc.†	12,680	721,238
Parametric Technology Corp.†	17,960	381,650
RealPage, Inc.†	31,800	811,218

		3,632,437

Auction House/Art Dealers — 0.4%
Sotheby’s	10,560	330,106

Auto - Cars/Light Trucks — 0.5%
Tesla Motors, Inc.†	14,540	414,681

Auto/Truck Parts & Equipment - Original — 0.7%
Titan International, Inc.	28,900	603,432

Banks - Commercial — 0.9%
Signature Bank†	11,010	711,576

Building & Construction Products - Misc. — 2.9%
Armstrong World Industries, Inc.	17,620	774,751
Simpson Manufacturing Co., Inc.	25,110	638,547
Trex Co., Inc.†	29,830	917,273

		2,330,571

Casino Services — 1.7%
Bally Technologies, Inc.†	18,880	836,195
Scientific Games Corp., Class A†	76,570	561,258

		1,397,453

Commercial Services — 0.8%
ServiceSource International, Inc.†	70,880	656,349

Communications Software — 1.5%
Audience, Inc.†	23,870	431,331
SolarWinds, Inc.†	14,790	811,675

		1,243,006

Computer Data Security — 0.9%
Fortinet, Inc.†	26,800	710,468

Computer Software — 1.9%
Cornerstone OnDemand, Inc.†	33,300	892,773
DynaVox, Inc., Class A†	62,805	55,023
Envestnet, Inc.†	53,050	612,197

		1,559,993

Computers - Memory Devices — 1.3%
Fusion - io, Inc.†	36,490	1,022,450

Consulting Services — 0.6%
Zillow, Inc., Class A†	11,990	498,904

Data Processing/Management — 0.7%
CommVault Systems, Inc.†	11,530	581,343

Distribution/Wholesale — 1.2%
Watsco, Inc.	13,330	1,005,882

Diversified Manufacturing Operations — 1.4%
Carlisle Cos., Inc.	21,380	1,119,029

Drug Delivery Systems — 0.7%
Nektar Therapeutics†	62,770	538,567

E - Commerce/Services — 1.6%
Kayak Software Corp.†	21,920	598,416
OpenTable, Inc.†	15,550	660,097

		1,258,513

Security Description	Shares	Value (Note 2)

E - Marketing/Info — 1.1%
ReachLocal, Inc.†	69,200	$869,844

Electronic Components - Semiconductors — 2.8%
Cavium, Inc.†	21,560	696,388
Inphi Corp.†	73,820	876,981
Mellanox Technologies, Ltd.†	5,920	677,189

		2,250,558

Engineering/R&D Services — 0.8%
Mistras Group, Inc.†	28,510	621,803

Enterprise Software/Service — 1.8%
Concur Technologies, Inc.†	11,990	868,076
Omnicell, Inc.†	43,550	625,378

		1,493,454

Entertainment Software — 1.3%
Take - Two Interactive Software, Inc.†	106,550	1,092,137

Finance - Investment Banker/Broker — 0.6%
Stifel Financial Corp.†	15,830	517,324

Food - Dairy Products — 0.5%
Dean Foods Co.†	25,290	415,262

Food - Retail — 0.7%
Fresh Market, Inc.†	10,400	600,288

Footwear & Related Apparel — 1.1%
Wolverine World Wide, Inc.	18,080	850,302

Hazardous Waste Disposal — 1.1%
Clean Harbors, Inc.†	15,630	850,116

Healthcare Safety Devices — 0.8%
Unilife Corp.†	220,870	660,401

Hotel/Motels — 0.6%
Morgans Hotel Group Co.†	98,530	510,385

Instruments - Scientific — 0.9%
Fluidigm Corp.†	46,000	719,440

Insurance - Property/Casualty — 0.6%
Amtrust Financial Services, Inc.	18,139	472,884

Internet Application Software — 2.3%
Bazaarvoice, Inc.†	34,960	518,807
DealerTrack Holdings, Inc.†	29,980	830,146
Splunk, Inc.†	13,860	476,784

		1,825,737

Internet Connectivity Services — 0.8%
Boingo Wireless, Inc.†	93,850	686,044

Internet Incubators — 0.7%
HomeAway, Inc.†	25,560	604,750

Internet Infrastructure Software — 1.2%
TIBCO Software, Inc.†	31,140	931,709

Internet Security — 0.6%
Sourcefire, Inc.†	9,720	504,371

Internet Telephone — 1.1%
BroadSoft, Inc.†	25,180	911,768

Investment Companies — 1.2%
PennantPark Investment Corp.	91,320	991,735

Investment Management/Advisor Services — 2.9%
Affiliated Managers Group, Inc.†	7,990	939,784
Cohen & Steers, Inc.	16,190	546,412
Financial Engines, Inc.†	39,740	846,462

		2,332,658

VALIC Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS — August 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Lasers - System/Components — 0.9%
Cymer, Inc.†	12,330	$699,111

Lighting Products & Systems — 1.7%
Acuity Brands, Inc.	20,880	1,339,661

Machinery - General Industrial — 2.1%
Middleby Corp.†	9,660	1,112,349
Wabtec Corp.	7,770	607,148

		1,719,497

Machinery - Pumps — 0.9%
Graco, Inc.	14,950	738,530

Medical Imaging Systems — 0.8%
MELA Sciences, Inc.†	69,800	235,924
Novadaq Technologies, Inc.†	55,500	441,225

		677,149

Medical Instruments — 0.8%
Bruker Corp.†	52,160	631,658

Medical Products — 1.8%
Syneron Medical, Ltd.†	83,010	810,178
Tornier NV†	38,260	685,619

		1,495,797

Medical - Biomedical/Gene — 3.6%
Acorda Therapeutics, Inc.†	15,430	352,575
Aegerion Pharmaceuticals, Inc.†	31,900	444,048
Ariad Pharmaceuticals, Inc.†	22,830	469,385
Cubist Pharmaceuticals, Inc.†	20,360	940,632
Exact Sciences Corp.†	41,440	411,499
Halozyme Therapeutics, Inc.†	48,180	279,444

		2,897,583

Medical - Drugs — 1.3%
Sagent Pharmaceuticals, Inc.†	27,490	397,506
Synta Pharmaceuticals Corp.†	55,560	365,029
ViroPharma, Inc.†	10,400	276,640

		1,039,175

Medical - Generic Drugs — 0.5%
Impax Laboratories, Inc.†	18,600	440,262

Medical - HMO — 1.3%
Health Net, Inc.†	17,820	414,315
WellCare Health Plans, Inc.†	11,320	641,731

		1,056,046

Medical - Hospitals — 1.5%
Acadia Healthcare Co., Inc.†	65,420	1,254,756

Metal Processors & Fabrication — 0.6%
Rexnord Corp.†	34,730	522,687

MRI/Medical Diagnostic Imaging — 0.6%
Imris, Inc.†	123,430	507,297

Networking Products — 0.3%
Palo Alto Networks, Inc.†	3,230	207,947

Oil Companies - Exploration & Production — 3.3%
Laredo Petroleum Holdings, Inc.†	20,310	441,946
Magnum Hunter Resources Corp.†	128,920	554,356
Oasis Petroleum, Inc.†	30,360	890,459
Rosetta Resources, Inc.†	17,530	752,738

		2,639,499

Oil Field Machinery & Equipment — 2.6%
Dril - Quip, Inc.†	16,720	1,171,069

Security Description	Shares	Value (Note 2)

Oil Field Machinery & Equipment (continued)
Forum Energy Technologies, Inc.†	39,710	$939,935

		2,111,004

Oil - Field Services — 0.7%
Superior Energy Services, Inc.†	25,700	533,789

Patient Monitoring Equipment — 2.0%
Insulet Corp.†	50,060	1,049,758
Masimo Corp.†	25,665	566,683

		1,616,441

Real Estate Investment Trusts — 2.3%
BRE Properties, Inc.	9,210	459,763
Douglas Emmett, Inc.	38,550	924,815
Home Properties, Inc.	7,420	473,767

		1,858,345

Recreational Vehicles — 0.7%
Arctic Cat, Inc.†	13,220	571,897

Resort/Theme Parks — 0.6%
Vail Resorts, Inc.	9,680	499,004

Retail - Apparel/Shoe — 4.0%
Children’s Place Retail Stores, Inc.†	7,180	408,829
Francesca’s Holdings Corp.†	34,250	1,210,053
rue21, Inc.†	32,290	914,130
Vera Bradley, Inc.†	33,480	710,780

		3,243,792

Retail - Automobile — 1.3%
Rush Enterprises, Inc., Class A†	60,170	1,025,297

Retail - Building Products — 1.2%
Lumber Liquidators Holdings, Inc.†	21,040	981,726

Retail - Catalog Shopping — 1.0%
MSC Industrial Direct Co., Class A	12,070	836,451

Retail - Misc./Diversified — 0.5%
Five Below, Inc.†	13,590	436,783

Retail - Restaurants — 1.3%
BJ’s Restaurants, Inc.†	11,510	472,485
Bravo Brio Restaurant Group, Inc.†	34,980	565,627

		1,038,112

Retirement/Aged Care — 1.3%
Emeritus Corp.†	52,140	1,043,843

Semiconductor Components - Integrated Circuits — 0.9%
Hittite Microwave Corp.†	13,510	707,519

Theaters — 1.3%
National CineMedia, Inc.	73,770	1,069,665

Therapeutics — 1.4%
Onyx Pharmaceuticals, Inc.†	9,430	678,205
Threshold Pharmaceuticals, Inc.†	52,590	463,318

		1,141,523

Transport - Truck — 2.2%
Marten Transport, Ltd.	42,639	752,152
Old Dominion Freight Line, Inc.†	23,205	1,039,120

		1,791,272

Wireless Equipment — 1.3%
Aruba Networks, Inc.†	53,360	1,048,524

Total Common Stock
(cost $76,443,304)		80,352,905

VALIC Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS — August 31, 2012 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

WARRANTS — 0.0%
Oil Companies - Exploration & Production — 0.0%
Magnum Hunter Resources Corp. Expires 10/14/2013 (strike price $10.50)† (cost $0)	12,360	$0

Total Long-Term Investment Securities
(cost $76,443,304)		80,352,905

SHORT-TERM INVESTMENT SECURITIES — 1.3%
Time Deposits — 1.3%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 09/04/2012 (cost $1,067,000)	$1,067,000	1,067,000

Security Description		Value (Note 2)

TOTAL INVESTMENTS
(cost $77,510,304)(1)	100.3%	$81,419,905
Liabilities in excess of other assets	(0.3)	(258,821)

NET ASSETS —	100.0%	$81,161,084

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$80,352,905	$—	$—	$80,352,905
Warrants	—	0	—	0
Short-Term Investment Securities:
Time Deposits	—	1,067,000	—	1,067,000

Total	$80,352,905	$1,067,000	$—	$81,419,905

The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no transfers between Levels.

See Notes to Financial Statements

VALIC Company II Small Cap Value Fund

PORTFOLIO PROFILE — August 31, 2012 (Unaudited)

Industry Allocation*

Banks — Commercial	10.5%
Real Estate Investment Trusts	6.1
Repurchase Agreements	3.3
Engineering/R&D Services	2.8
Electric — Integrated	2.7
Retail — Apparel/Shoe	2.6
Oil Companies — Exploration & Production	2.4
Telecommunication Equipment	1.9
Machinery — General Industrial	1.9
Medical — Biomedical/Gene	1.8
Electronic Components — Misc.	1.7
Human Resources	1.7
Insurance — Life/Health	1.6
Food — Misc./Diversified	1.6
Savings & Loans/Thrifts	1.4
Semiconductor Equipment	1.4
Computers — Periphery Equipment	1.4
Airlines	1.3
Apparel Manufacturers	1.3
Retail — Office Supplies	1.3
Oil — Field Services	1.3
Transport — Truck	1.2
Transport — Marine	1.2
Cellular Telecom	1.1
Diversified Manufacturing Operations	1.1
Consumer Products — Misc.	1.1
Finance — Investment Banker/Broker	1.0
Investment Management/Advisor Services	1.0
Electronic Components — Semiconductors	1.0
Finance — Consumer Loans	1.0
Medical — Drugs	1.0
Auction Houses/Art Dealers	0.9
Gas — Distribution	0.9
SupraNational Banks	0.9
Broadcast Services/Program	0.9
Entertainment Software	0.8
Distribution/Wholesale	0.8
Building — Heavy Construction	0.7
Medical Sterilization Products	0.7
Retail — Bookstores	0.7
Auto/Truck Parts & Equipment — Original	0.7
Computer Software	0.7
Home Furnishings	0.7
Investment Companies	0.7
Paper & Related Products	0.7
Recreational Vehicles	0.7
Data Processing/Management	0.6
Computer Services	0.6
Insurance — Multi-line	0.6
Real Estate Management/Services	0.6
Metal Processors & Fabrication	0.6
Insurance — Property/Casualty	0.6
Building & Construction Products — Misc.	0.5
Miscellaneous Manufacturing	0.5
Oil Field Machinery & Equipment	0.5
Retail — Regional Department Stores	0.5
Retail — Appliances	0.5
Medical Labs & Testing Services	0.5
Oil & Gas Drilling	0.5
Internet Content — Information/News	0.5
Tobacco	0.5
Building Products — Cement	0.5
Retail — Restaurants	0.4
Medical — Nursing Homes	0.4
Food — Canned	0.4
Food — Baking	0.4
Insurance — Reinsurance	0.4
Television	0.4
Networking Products	0.4

Computers — Memory Devices	0.4%
Medical — HMO	0.4
Printing — Commercial	0.4
Enterprise Software/Service	0.4
Instruments — Controls	0.4
Building — Mobile Home/Manufactured Housing	0.4
Medical — Hospitals	0.4
Precious Metals	0.4
Commercial Services	0.3
Medical Products	0.3
Chemicals — Specialty	0.3
Retail — Automobile	0.3
Retail — Hair Salons	0.3
Aerospace/Defense	0.3
Gold Mining	0.3
Industrial Automated/Robotic	0.3
Containers — Metal/Glass	0.3
Oil Refining & Marketing	0.3
Telephone — Integrated	0.2
Theaters	0.2
Office Furnishings — Original	0.2
Commercial Services — Finance	0.2
Lasers — System/Components	0.2
Aerospace/Defense — Equipment	0.2
Internet Infrastructure Software	0.2
Office Supplies & Forms	0.2
Rubber/Plastic Products	0.2
United States Treasury Notes	0.2
Casino Services	0.2
Diversified Financial Services	0.2
Retail — Drug Store	0.2
Filtration/Separation Products	0.2
Engines — Internal Combustion	0.2
E-Commerce/Services	0.2
Computer Aided Design	0.2
Multimedia	0.2
Auto/Truck Parts & Equipment — Replacement	0.2
Semiconductor Components —Integrated Circuits	0.2
Independent Power Producers	0.1
Toys	0.1
Finance — Leasing Companies	0.1
Machinery — Farming	0.1
Electronic Parts Distribution	0.1
Publishing — Books	0.1
Medical — Outpatient/Home Medical	0.1
Machinery — Material Handling	0.1
Funeral Services & Related Items	0.1
Linen Supply & Related Items	0.1
Medical Instruments	0.1
Transport — Rail	0.1
Power Converter/Supply Equipment	0.1
Advanced Materials	0.1
Applications Software	0.1
Storage/Warehousing	0.1
Food — Wholesale/Distribution	0.1
Circuit Boards	0.1
Diagnostic Equipment	0.1
Food — Retail	0.1
Chemicals — Diversified	0.1
Hazardous Waste Disposal	0.1
Schools	0.1
Gambling (Non-Hotel)	0.1
Radio	0.1
Textile — Apparel	0.1
Physical Therapy/Rehabilitation Centers	0.1
Diversified Minerals	0.1
Internet Application Software	0.1
Casino Hotels	0.1
Water	0.1

VALIC Company II Small Cap Value Fund

PORTFOLIO PROFILE — August 31, 2012 (Unaudited) — (continued)

Industry Allocation* (continued)

Coal	0.1%
Telecom Services	0.1
Computers — Integrated Systems	0.1
Building Products — Light Fixtures	0.1
Chemicals — Plastics	0.1
Transport — Services	0.1
Building Products — Air & Heating	0.1
Communications Software	0.1
Telecom Equipment — Fiber Optics	0.1

99.8%

*	Calculated as a percentage of net assets

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2012

Security Description	Shares	Value (Note 2)

COMMON STOCK — 96.3%
Advanced Materials — 0.1%
Ceradyne, Inc.	14,400	$342,000
STR Holdings, Inc.†	39,100	124,729

		466,729

Aerospace/Defense — 0.3%
Cubic Corp.	23,618	1,192,473

Aerospace/Defense - Equipment — 0.2%
GenCorp, Inc.†	103,600	945,868

Airlines — 1.3%
Alaska Air Group, Inc.†	13,400	449,570
Copa Holdings SA, Class A	19,234	1,493,135
Hawaiian Holdings, Inc.†	266,064	1,577,760
Republic Airways Holdings, Inc.†	106,018	471,780
SkyWest, Inc.	49,480	433,940
US Airways Group, Inc.†	99,800	1,063,868

		5,490,053

Apparel Manufacturers — 1.3%
Carter’s, Inc.†	22,000	1,225,620
Jones Group, Inc.	310,000	3,927,700

		5,153,320

Applications Software — 0.1%
Demandware, Inc.†	6,000	156,000
Infoblox, Inc.†	12,400	270,196

		426,196

Auction House/Art Dealers — 0.9%
KAR Auction Services, Inc.†	217,500	3,806,250

Audio/Video Products — 0.0%
VOXX International Corp.†	21,760	163,200

Auto/Truck Parts & Equipment - Original — 0.7%
Dana Holding Corp.	140,000	1,912,400
Meritor, Inc.†	43,378	193,900
Spartan Motors, Inc.	17,900	89,321
Superior Industries International, Inc.	35,200	601,568

		2,797,189

Auto/Truck Parts & Equipment - Replacement — 0.2%
Douglas Dynamics, Inc.	46,600	653,332

Banks - Commercial — 10.5%
1st Source Corp.	15,028	343,089
Associated Banc-Corp.	189,000	2,449,440
Bancfirst Corp.	11,740	485,801
BancorpSouth, Inc.	57,300	844,602
Bank of Hawaii Corp.	25,080	1,159,448
Banner Corp.	9,400	227,292
BBCN Bancorp, Inc.†	20,520	256,910
Cascade Bancorp†	3,600	18,792
Cathay General Bancorp, Class B	181,060	2,963,952
Center Bancorp, Inc.	3,100	35,464
Central Pacific Financial Corp.†	20,500	284,950
Century Bancorp, Inc., Class A	1,118	35,116
Chemical Financial Corp.	11,100	254,634
Citizens & Northern Corp.	2,900	55,564
Citizens Republic Bancorp, Inc.†	4,670	95,595
City Holding Co.	27,000	921,240
CoBiz Financial, Inc.	15,000	106,200
Community Bank System, Inc.	20,880	585,475
Community Trust Bancorp, Inc.	17,080	587,381
Cullen/Frost Bankers, Inc.	6,820	379,192
CVB Financial Corp.	100,000	1,195,000
East West Bancorp, Inc.	44,509	976,527

Security Description	Shares	Value (Note 2)

Banks - Commercial (continued)
Financial Institutions, Inc.	21,600	$378,000
First Bancorp	10,600	105,258
First Busey Corp.	29,980	143,904
First Citizens BancShares, Inc., Class A	1,140	188,260
First Commonwealth Financial Corp.	203,500	1,416,360
First Community Bancshares, Inc.	6,700	99,562
First Financial Bancorp	35,898	584,419
First Financial Bankshares, Inc.	5,780	201,028
First Interstate Bancsystem, Inc.	17,800	254,540
First Merchants Corp.	6,980	98,278
FirstMerit Corp.	186,775	2,930,500
FNB Corp.	71,440	782,268
Fulton Financial Corp.	339	3,299
Glacier Bancorp, Inc.	112,000	1,725,920
Great Southern Bancorp, Inc.	5,500	161,590
Hancock Holding Co.	96,421	2,857,918
Heartland Financial USA, Inc.	8,340	218,425
Hudson Valley Holding Corp.	7,940	134,107
Lakeland Bancorp, Inc.	8,927	90,431
Lakeland Financial Corp.	4,280	113,677
MainSource Financial Group, Inc.	44,000	529,320
MB Financial, Inc.	18,420	376,136
Metro Bancorp, Inc.†	9,100	114,205
MetroCorp Bancshares, Inc.†	8,800	93,016
OmniAmerican Bancorp, Inc.†	5,700	125,343
Oriental Financial Group, Inc.	85,000	901,000
PacWest Bancorp	17,000	395,760
S&T Bancorp, Inc.	3,280	56,908
Sierra Bancorp	2,620	28,506
Simmons First National Corp., Class A	8,320	193,690
Southwest Bancorp, Inc.†	39,580	437,755
StellarOne Corp.	5,400	71,550
Sterling Bancorp	372,675	3,700,663
Sterling Financial Corp.	15,580	330,296
Suffolk Bancorp†	2,620	39,667
Susquehanna Bancshares, Inc.	60,000	630,600
SVB Financial Group†	8,620	499,874
TCF Financial Corp.	67,640	752,157
Tompkins Financial Corp.	6,048	234,904
Trustmark Corp.	22,100	523,549
UMB Financial Corp.	28,760	1,410,103
Umpqua Holdings Corp.	13,500	170,640
Union First Market Bankshares Corp.	9,300	136,524
Valley National Bancorp.	9,335	90,550
Washington Trust Bancorp, Inc.	5,780	143,113
West Bancorporation, Inc.	2,880	29,203
West Coast Bancorp†	10,320	205,574
Westamerica Bancorporation	8,424	392,137
Wilshire Bancorp, Inc.†	63,100	395,006
Zions Bancorporation	158,500	3,051,125

		42,808,282

Broadcast Services/Program — 0.9%
Crown Media Holdings, Inc., Class A†	14,900	25,628
Digital Generation, Inc.†	295,659	3,296,598
Fisher Communications, Inc.†	2,900	103,414
Nexstar Broadcasting Group, Inc., Class A†	7,100	61,486
Outdoor Channel Holdings, Inc.	8,100	56,538

		3,543,664

Building & Construction Products - Misc. — 0.5%
Gibraltar Industries, Inc.†	48,380	528,793
Interline Brands, Inc.†	24,700	628,862
NCI Building Systems, Inc.†	47,168	507,056
Quanex Building Products Corp.	19,620	343,350

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS —August 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Building & Construction Products - Misc (continued)
Trex Co., Inc.†	5,478	$168,449

		2,176,510

Building Products - Air & Heating — 0.1%
Comfort Systems USA, Inc.	21,400	220,848

Building Products - Cement — 0.5%
Headwaters, Inc.†	8,320	55,328
Texas Industries, Inc.	46,000	1,792,160

		1,847,488

Building Products - Light Fixtures — 0.1%
LSI Industries, Inc.	35,500	231,460

Building - Heavy Construction — 0.7%
Chicago Bridge & Iron Co. NV	82,600	3,041,332

Building - Mobile Home/Manufactured Housing — 0.4%
Thor Industries, Inc.	47,000	1,477,680

Casino Hotels — 0.1%
Ameristar Casinos, Inc.	15,600	262,860

Casino Services — 0.2%
Multimedia Games Holding Co, Inc.†	47,400	742,758
Scientific Games Corp., Class A†	5,200	38,116

		780,874

Cellular Telecom — 1.1%
Leap Wireless International, Inc.†	51,900	283,893
Vringo, Inc.†	1,356,000	4,271,400

		4,555,293

Chemicals - Diversified — 0.1%
Georgia Gulf Corp.	9,700	384,508

Chemicals - Plastics — 0.1%
Spartech Corp.†	45,240	228,914

Chemicals - Specialty — 0.3%
Minerals Technologies, Inc.	18,780	1,273,472

Circuit Boards — 0.1%
Park Electrochemical Corp.	16,040	416,719

Coal — 0.1%
Cloud Peak Energy, Inc.†	14,500	255,055
Westmoreland Coal Co.†	300	2,319

		257,374

Coffee — 0.0%
Farmer Bros. Co.†	3,600	33,948

Commercial Services — 0.3%
Convergys Corp.	27,100	420,321
Performant Financial Corp.†	13,600	147,560
PHH Corp.†	43,180	753,491

		1,321,372

Commercial Services - Finance — 0.2%
Euronet Worldwide, Inc.†	18,600	330,336
Global Cash Access Holdings, Inc.†	48,220	369,847
Vantiv, Inc., Class A†	12,300	277,488

		977,671

Communications Software — 0.1%
Audience, Inc.†	9,400	169,858
Jive Software, Inc.†	3,000	45,270

		215,128

Computer Aided Design — 0.2%
Aspen Technology, Inc.†	29,158	710,872

Security Description	Shares	Value (Note 2)

Computer Services — 0.6%
CACI International, Inc., Class A†	8,600	$459,154
CIBER, Inc.†	27,360	94,939
DST Systems, Inc.	33,000	1,679,040
Unisys Corp.†	9,346	197,481

		2,430,614

Computer Software — 0.7%
Avid Technology, Inc.†	271,600	2,501,646
Eloqua, Inc.†	18,700	261,613

		2,763,259

Computers - Integrated Systems — 0.1%
Agilysys, Inc.†	30,000	248,700

Computers - Memory Devices — 0.4%
Fusion-io, Inc.†	10,000	280,200
Imation Corp.†	15,900	90,789
Spansion, Inc., Class A†	81,300	929,259
STEC, Inc.†	22,000	163,020
Xyratex, Ltd.	13,000	143,780

		1,607,048

Computers - Periphery Equipment — 1.4%
Electronics for Imaging, Inc.†	214,420	3,312,789
Synaptics, Inc.†	72,200	2,196,324

		5,509,113

Consulting Services — 0.0%
FTI Consulting, Inc.†	1,300	33,813

Consumer Products - Misc. — 1.1%
American Greetings Corp., Class A	33,320	479,475
Blyth, Inc.	24,384	1,031,931
Central Garden and Pet Co., Class A†	149,260	1,761,268
CSS Industries, Inc.	13,200	263,604
Prestige Brands Holdings, Inc.†	52,540	843,792

		4,380,070

Containers - Metal/Glass — 0.3%
Greif, Inc., Class A	25,000	1,112,500

Containers - Paper/Plastic — 0.0%
Graphic Packaging Holding Co.†	24,500	136,955

Data Processing/Management — 0.6%
CSG Systems International, Inc.†	36,742	779,298
Fair Isaac Corp.	16,020	684,214
Schawk, Inc.	90,500	1,181,930

		2,645,442

Diagnostic Equipment — 0.1%
Affymetrix, Inc.†	106,780	406,832

Distribution/Wholesale — 0.8%
MRC Global, Inc.†	3,900	85,917
School Specialty, Inc.†	161,000	454,020
United Stationers, Inc.	106,400	2,573,816

		3,113,753

Diversified Financial Services — 0.2%
DFC Global Corp.†	41,657	775,653

Diversified Manufacturing Operations — 1.1%
Federal Signal Corp.†	30,600	182,682
Leggett & Platt, Inc.	42,998	1,020,772
Standex International Corp.	13,800	616,032
Tredegar Corp.	35,860	580,215
Trinity Industries, Inc.	71,500	2,026,310

		4,426,011

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS —August 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Diversified Minerals — 0.1%
US Silica Holdings, Inc.†	23,800	$283,220

Diversified Operations — 0.0%
Resource America, Inc., Class A	5,400	34,236

E-Commerce/Services — 0.2%
Kayak Software Corp.†	4,500	122,850
Orbitz Worldwide, Inc.†	94,700	268,948
United Online, Inc.	65,758	327,475

		719,273

E-Marketing/Info — 0.0%
ExactTarget, Inc.†	4,400	93,148

Electric - Integrated — 2.7%
Avista Corp.	52,880	1,343,152
CH Energy Group, Inc.	5,900	384,444
El Paso Electric Co.	45,600	1,508,904
NorthWestern Corp.	43,418	1,589,099
Pike Electric Corp.†	211,500	1,882,350
Portland General Electric Co.	60,100	1,613,084
Unitil Corp.	7,700	203,280
UNS Energy Corp.	15,540	622,532
Westar Energy, Inc.	67,500	1,965,600

		11,112,445

Electronic Components - Misc. — 1.7%
Bel Fuse, Inc., Class B	11,429	222,637
Jabil Circuit, Inc.	131,500	2,995,570
Vishay Intertechnology, Inc.†	224,729	2,148,409
Zagg, Inc.†	225,772	1,700,063

		7,066,679

Electronic Components - Semiconductors — 1.0%
Amkor Technology, Inc.†	31,900	149,611
DSP Group, Inc.†	16,880	96,722
Entropic Communications, Inc.†	31,219	169,519
First Solar, Inc.†	65,400	1,307,346
GSI Technology, Inc.†	10,500	46,620
GT Advanced Technologies, Inc.†	28,800	167,040
International Rectifier Corp.†	65,450	1,139,485
IXYS Corp.†	10,100	98,273
Lattice Semiconductor Corp.†	47,180	183,530
Peregrine Semiconductor Corp.†	35,600	566,040
Richardson Electronics, Ltd.	8,800	105,336
Supertex, Inc.†	6,900	119,301

		4,148,823

Electronic Parts Distribution — 0.1%
Tech Data Corp.†	12,218	593,551

Electronics - Military — 0.0%
M/A-COM Technology Solutions Holdings, Inc.†	4,200	48,384

Energy - Alternate Sources — 0.0%
Green Plains Renewable Energy, Inc.†	7,100	32,660
Renewable Energy Group, Inc.†	16,826	89,514

		122,174

Engineering/R&D Services — 2.8%
Argan, Inc.	24,000	402,000
EMCOR Group, Inc.	108,898	3,008,852
McDermott International, Inc.†	156,400	1,742,296
Michael Baker Corp.†	11,100	264,957
Shaw Group, Inc.†	139,235	5,859,009

		11,277,114

Engines - Internal Combustion — 0.2%
Briggs & Stratton Corp.	43,500	753,420

Security Description	Shares	Value (Note 2)

Enterprise Software/Service — 0.4%
Digital River, Inc.†	17,100	$284,886
Guidewire Software, Inc.†	4,300	122,765
JDA Software Group, Inc.†	5,100	157,080
MedAssets, Inc.†	55,600	949,092
Proofpoint, Inc.†	2,300	29,854

		1,543,677

Entertainment Software — 0.8%
Take-Two Interactive Software, Inc.†	309,300	3,170,325

Filtration/Separation Products — 0.2%
Polypore International, Inc.†	23,553	763,588

Finance - Consumer Loans — 1.0%
Ocwen Financial Corp.†	90,240	2,321,875
World Acceptance Corp.†	22,558	1,646,734

		3,968,609

Finance - Investment Banker/Broker — 1.0%
E*TRADE Financial Corp.†	205,000	1,756,850
Investment Technology Group, Inc.†	48,500	410,795
Oppenheimer Holdings, Inc., Class A	8,500	126,820
Piper Jaffray Cos.†	7,360	181,130
Stifel Financial Corp.†	54,500	1,781,060

		4,256,655

Finance - Leasing Companies — 0.1%
Aircastle, Ltd.	25,400	290,068
Marlin Business Services Corp.	19,400	320,876

		610,944

Finance - Mortgage Loan/Banker — 0.0%
Doral Financial Corp.†	25,900	27,972

Food - Baking — 0.4%
Flowers Foods, Inc.	83,000	1,713,950

Food - Canned — 0.4%
TreeHouse Foods, Inc.†	33,100	1,719,545

Food - Misc./Diversified — 1.6%
B&G Foods, Inc.	17,057	499,258
Dole Food Co., Inc.†	220,455	2,839,461
J&J Snack Foods Corp.	20,500	1,170,550
Ralcorp Holdings, Inc.†	25,500	1,809,480

		6,318,749

Food - Retail — 0.1%
SUPERVALU, Inc.	170,000	404,600

Food - Wholesale/Distribution — 0.1%
Nash Finch Co.	2,220	43,712
Spartan Stores, Inc.	24,600	376,626

		420,338

Funeral Services & Related Items — 0.1%
Stewart Enterprises, Inc., Class A	75,820	558,035

Gambling (Non-Hotel) — 0.1%
Isle of Capri Casinos, Inc.†	54,680	342,297

Gas - Distribution — 0.9%
AGL Resources, Inc.	13,059	517,789
Chesapeake Utilities Corp.	3,100	145,173
Laclede Group, Inc.	39,500	1,668,875
New Jersey Resources Corp.	3,560	159,524
Piedmont Natural Gas Co., Inc.	6,960	217,361
Southwest Gas Corp.	23,040	984,960

		3,693,682

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Gold Mining — 0.3%
Detour Gold Corp.†	46,400	$1,166,496

Hazardous Waste Disposal — 0.1%
EnergySolutions, Inc.†	152,100	372,645

Home Furnishings — 0.7%
Ethan Allen Interiors, Inc.	59,500	1,313,760
La-Z-Boy, Inc.†	33,700	465,060
Select Comfort Corp.†	33,700	962,809

		2,741,629

Housewares — 0.0%
Lifetime Brands, Inc.	3,700	40,552

Human Resources — 1.7%
AMN Healthcare Services, Inc.†	274,600	2,306,640
Barrett Business Services, Inc.	33,000	836,220
Cross Country Healthcare, Inc.†	31,722	128,474
Korn/Ferry International†	102,000	1,458,600
Monster Worldwide, Inc.†	13,100	91,307
Resources Connection, Inc.	172,500	1,928,550

		6,749,791

Independent Power Producers — 0.1%
GenOn Energy, Inc.†	243,400	615,802

Industrial Automated/Robotic — 0.3%
Cognex Corp.	23,640	853,168
Hurco Cos., Inc.†	14,800	306,212

		1,159,380

Instruments - Controls — 0.4%
Watts Water Technologies, Inc., Class A	41,610	1,525,007

Insurance - Life/Health — 1.6%
American Equity Investment Life Holding Co.	102,098	1,180,253
CNO Financial Group, Inc.	115,120	1,024,568
Protective Life Corp.	68,300	1,929,475
StanCorp Financial Group, Inc.	62,858	1,962,427
Symetra Financial Corp.	48,400	591,448

		6,688,171

Insurance - Multi-line — 0.6%
Horace Mann Educators Corp.	137,280	2,412,010

Insurance - Property/Casualty — 0.6%
American Safety Insurance Holdings, Ltd.†	6,900	118,887
Arch Capital Group, Ltd.†	14,300	570,713
EMC Insurance Group, Inc.	200	3,928
Hallmark Financial Services, Inc.†	11,100	88,689
Meadowbrook Insurance Group, Inc.	15,480	117,493
ProAssurance Corp.	14,640	1,306,327
Selective Insurance Group, Inc.	3,895	69,838

		2,275,875

Insurance-Reinsurance — 0.4%
Argo Group International Holdings, Ltd.	14,500	428,620
Platinum Underwriters Holdings, Ltd.	31,700	1,259,758

		1,688,378

Internet Application Software — 0.1%
Bazaarvoice, Inc.†	7,100	105,364
IntraLinks Holdings, Inc.†	29,400	159,348

		264,712

Internet Connectivity Services — 0.0%
Envivio, Inc.†	22,100	58,123

Internet Content - Information/News — 0.5%
WebMD Health Corp.†	120,000	1,792,800

Security Description	Shares	Value (Note 2)

Internet Content - Information/News (continued)
XO Group, Inc.†	17,400	$138,156

		1,930,956

Internet Infrastructure Software — 0.2%
TIBCO Software, Inc.†	31,040	928,717

Investment Companies — 0.7%
Apollo Investment Corp.	33,300	267,066
Ares Capital Corp.	57,700	996,479
Fifth Street Finance Corp.	74,836	785,030
Gladstone Capital Corp.	19,740	169,566
Gladstone Investment Corp.	12,700	96,647
MCG Capital Corp.	56,540	262,911
MVC Capital, Inc.	9,100	115,661
NGP Capital Resources Co.	2,000	14,940

		2,708,300

Investment Management/Advisor Services — 1.0%
Affiliated Managers Group, Inc.†	5,920	696,310
Eaton Vance Corp.	68,500	1,855,665
GAMCO Investors, Inc., Class A	5,300	239,030
Janus Capital Group, Inc.	10,160	88,595
U.S. Global Investors, Inc., Class A	246,131	1,282,343

		4,161,943

Lasers - System/Components — 0.2%
Coherent, Inc.†	14,440	679,980
Electro Scientific Industries, Inc.	10,300	126,278
Newport Corp.†	12,522	155,648

		961,906

Linen Supply & Related Items — 0.1%
G&K Services, Inc., Class A	16,760	525,761

Machinery - Farming — 0.1%
AGCO Corp.†	14,460	608,621

Machinery - General Industrial — 1.9%
Applied Industrial Technologies, Inc.	37,900	1,541,772
Flow International Corp.†	412,305	1,360,607
IDEX Corp.	63,500	2,531,110
Kadant, Inc.†	9,500	215,935
Wabtec Corp.	27,500	2,148,850

		7,798,274

Machinery - Material Handling — 0.1%
NACCO Industries, Inc., Class A	5,280	561,792

Medical Instruments — 0.1%
AngioDynamics, Inc.†	2,800	32,032
SurModics, Inc.†	25,100	467,864

		499,896

Medical Labs & Testing Services — 0.5%
Covance, Inc.†	41,500	1,983,285

Medical Products — 0.3%
Greatbatch, Inc.†	56,900	1,317,235

Medical Sterilization Products — 0.7%
STERIS Corp.	87,500	2,996,000

Medical - Biomedical/Gene — 1.8%
Bio - Rad Laboratories, Inc., Class A†	29,500	2,961,210
Celldex Therapeutics, Inc.†	16,900	95,316
Charles River Laboratories International, Inc.†	68,000	2,469,760
Lexicon Pharmaceuticals, Inc.†	168,400	377,216
Oncothyreon, Inc.†	116,900	618,401
PDL BioPharma, Inc.	92,200	678,592

		7,200,495

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Medical - Drugs — 1.0%
Achillion Pharmaceuticals, Inc.†	4,300	$30,229
Cadence Pharmaceuticals, Inc.†	651,247	2,565,913
Clovis Oncology, Inc.†	16,972	296,840
Durata Therapeutics, Inc.†	25,800	221,106
Medicis Pharmaceutical Corp., Class A	16,400	517,584
ViroPharma, Inc.†	10,648	283,237

		3,914,909

Medical - HMO — 0.4%
Magellan Health Services, Inc.†	32,242	1,599,526

Medical - Hospitals — 0.4%
Health Management Associates, Inc., Class A	191,900	1,469,954

Medical - Nursing Homes — 0.4%
Skilled Healthcare Group, Inc., Class A†	126,300	722,436
Sun Healthcare Group, Inc.†	122,000	1,030,900

		1,753,336

Medical - Outpatient/Home Medical — 0.1%
Amedisys, Inc.†	32,400	456,192
Gentiva Health Services, Inc.†	10,295	113,039

		569,231

Metal Processors & Fabrication — 0.6%
Ampco - Pittsburgh Corp.	800	13,488
Mueller Industries, Inc.	10,560	455,136
Worthington Industries, Inc.	90,340	1,888,106

		2,356,730

Miscellaneous Manufacturing — 0.5%
American Railcar Industries, Inc.†	18,000	513,720
FreightCar America, Inc.	30,800	551,936
Trimas Corp.†	50,233	1,080,010

		2,145,666

Multimedia — 0.2%
Demand Media, Inc.†	41,600	422,240
Journal Communications, Inc., Class A†	51,680	277,005

		699,245

Networking Products — 0.4%
Anixter International, Inc.	19,000	1,142,470
Black Box Corp.	16,480	428,315
Calix, Inc.†	12,600	66,906

		1,637,691

Office Furnishings - Original — 0.2%
HNI Corp.	18,020	499,514
Knoll, Inc.	8,360	121,554
Steelcase, Inc., Class A	38,538	373,819

		994,887

Office Supplies & Forms — 0.2%
ACCO Brands Corp.†	139,500	919,305

Oil & Gas Drilling — 0.5%
Hercules Offshore, Inc.†	113,580	466,814
Pacific Drilling SA†	136,814	1,313,414
Parker Drilling Co.†	47,300	195,822

		1,976,050

Oil Companies - Exploration & Production — 2.4%
Bonanza Creek Energy, Inc.†	6,600	132,792
EPL Oil & Gas, Inc.†	50,700	873,054
Gastar Exploration, Ltd.†	424,487	679,179
Oasis Petroleum, Inc.†	65,000	1,906,450

Security Description	Shares	Value (Note 2)

Oil Companies - Exploration & Production (continued)
Panhandle Oil and Gas, Inc., Class A	2,400	$69,408
Penn Virginia Corp.	110,500	675,155
Petroquest Energy, Inc.†	68,900	438,893
Rex Energy Corp.†	183,170	2,269,476
SM Energy Co.	26,600	1,256,318
Stone Energy Corp.†	25,320	595,780
W&T Offshore, Inc.	42,300	730,098

		9,626,603

Oil Field Machinery & Equipment — 0.5%
Dril-Quip, Inc.†	17,900	1,253,716
Forum Energy Technologies, Inc.†	29,000	686,430
Natural Gas Services Group, Inc.†	9,900	136,521

		2,076,667

Oil Refining & Marketing — 0.3%
Alon USA Energy, Inc.	7,300	99,864
Western Refining, Inc.	35,200	984,544

		1,084,408

Oil - Field Services — 1.3%
Cal Dive International, Inc.†	132,860	197,961
Helix Energy Solutions Group, Inc.†	111,540	1,965,335
Oceaneering International, Inc.	31,500	1,686,510
Pioneer Energy Services Corp.†	9,840	75,768
Tesco Corp.†	13,700	139,192
TETRA Technologies, Inc.†	164,700	1,055,727

		5,120,493

Paper & Related Products — 0.7%
Buckeye Technologies, Inc.	10,378	314,661
Domtar Corp.	9,720	704,117
Neenah Paper, Inc.	23,940	668,165
P.H. Glatfelter Co.	60,200	1,011,360

		2,698,303

Physical Therapy/Rehabilitation Centers — 0.1%
Healthsouth Corp.†	14,200	325,180

Power Converter/Supply Equipment — 0.1%
Advanced Energy Industries, Inc.†	12,400	158,348
Powell Industries, Inc.†	8,200	310,944

		469,292

Precious Metals — 0.4%
Coeur d’Alene Mines Corp.†	62,500	1,436,875

Printing - Commercial — 0.4%
American Reprographics Co.†	18,100	72,762
Cenveo, Inc.†	242,700	487,827
Quad/Graphics, Inc.	33,400	611,888
Valassis Communications, Inc.†	16,000	401,120

		1,573,597

Publishing - Books — 0.1%
Scholastic Corp.	18,800	574,340

Publishing - Newspapers — 0.0%
McClatchy Co., Class A†	53,500	83,460

Publishing - Periodicals — 0.0%
Value Line, Inc.	1,200	13,500

Radio — 0.1%
Entercom Communications Corp., Class A†	46,140	292,066
Saga Communications, Inc., Class A†	1,000	40,800

		332,866

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Real Estate Investment Trusts — 6.1%
Anworth Mortgage Asset Corp.	277,940	$1,906,668
Apartment Investment & Management Co., Class A	30,079	796,492
Ashford Hospitality Trust, Inc.	100,380	831,146
Capstead Mortgage Corp.	145,500	2,086,470
CBL & Associates Properties, Inc.	64,240	1,372,809
Colonial Properties Trust	6,093	133,559
Coresite Realty Corp.	50,000	1,359,500
CubeSmart	82,360	1,062,444
CYS Investments, Inc.	79,500	1,143,210
DCT Industrial Trust, Inc.	292,440	1,848,221
DiamondRock Hospitality Co.	48,734	468,821
Extra Space Storage, Inc.	90,374	3,082,657
FelCor Lodging Trust, Inc.†	53,500	248,240
First Industrial Realty Trust, Inc.†	19,318	249,202
Getty Realty Corp.	12,600	225,666
Home Properties, Inc.	10,100	644,885
Hospitality Properties Trust	23,940	576,236
LaSalle Hotel Properties	12,178	331,850
Lexington Realty Trust	103,376	969,667
LTC Properties, Inc.	15,120	510,149
Mission West Properties, Inc.	23,860	215,217
Parkway Properties, Inc.	23,100	268,191
Pennsylvania Real Estate Investment Trust	34,880	548,314
Potlatch Corp.	32,900	1,186,374
PS Business Parks, Inc.	5,400	368,118
RAIT Financial Trust	149,200	701,240
Redwood Trust, Inc.	43,400	621,922
Sunstone Hotel Investors, Inc.†	66,268	691,175
Taubman Centers, Inc.	2,000	160,040

		24,608,483

Real Estate Management/Services — 0.6%
Jones Lang LaSalle, Inc.	33,000	2,380,290

Recreational Centers — 0.0%
Town Sports International Holdings, Inc.†	3,700	48,174

Recreational Vehicles — 0.7%
Arctic Cat, Inc.†	61,805	2,673,684

Resort/Theme Parks — 0.0%
Bluegreen Corp.†	8,900	50,819

Retail - Apparel/Shoe — 2.6%
Abercrombie & Fitch Co., Class A	62,000	2,231,380
Aeropostale, Inc.†	129,000	1,796,970
Ascena Retail Group, Inc.†	100,000	1,980,000
Brown Shoe Co., Inc.	27,000	405,270
DSW, Inc., Class A	22,500	1,451,700
Fifth & Pacific Co., Inc.†	47,600	630,700
Jos. A. Bank Clothiers, Inc.†	34,000	1,637,780
Wet Seal, Inc., Class A†	135,700	393,530

		10,527,330

Retail - Appliances — 0.5%
Conn’s, Inc.†	86,391	2,000,816

Retail - Automobile — 0.3%
Group 1 Automotive, Inc.	22,500	1,237,725

Retail - Bookstores — 0.7%
Barnes & Noble, Inc.†	238,923	2,859,908

Retail - Convenience Store — 0.0%
Pantry, Inc.†	1,300	18,226

Retail - Drug Store — 0.2%
Rite Aid Corp.†	641,800	763,742

Retail - Hair Salons — 0.3%
Regis Corp.	67,120	1,208,831

Security Description	Shares	Value (Note 2)

Retail - Misc./Diversified — 0.0%
Five Below, Inc.†	6,100	$196,054

Retail - Office Supplies — 1.3%
OfficeMax, Inc.	882,000	5,124,420

Retail - Regional Department Stores — 0.5%
Bon-Ton Stores, Inc.	59,300	622,057
Dillard’s, Inc., Class A	19,040	1,429,523

		2,051,580

Retail - Restaurants — 0.4%
Biglari Holdings, Inc.†	2,800	983,920
Bloomin’ Brands, Inc.†	6,700	86,966
Einstein Noah Restaurant Group, Inc.	13,900	240,192
Red Robin Gourmet Burgers, Inc.†	6,800	210,868
Ruth’s Hospitality Group, Inc.†	41,772	255,645

		1,777,591

Retail - Toy Stores — 0.0%
Build-A-Bear Workshop, Inc.†	5,999	25,496

Rubber/Plastic Products — 0.2%
Myers Industries, Inc.	53,358	789,698
Proto Labs, Inc.†	2,700	84,942

		874,640

Savings & Loans/Thrifts — 1.4%
Astoria Financial Corp.	38,538	388,078
BankFinancial Corp.	3,600	27,684
Beneficial Mutual Bancorp, Inc.†	14,900	131,269
Dime Community Bancshares, Inc.	195,179	2,728,603
ESB Financial Corp.	3,800	52,174
Northwest Bancshares, Inc.	68,929	832,662
OceanFirst Financial Corp.	8,420	118,722
People’s United Financial, Inc.	82,200	983,934
Rockville Financial, Inc.	14,800	177,452
WSFS Financial Corp.	3,858	156,519

		5,597,097

Schools — 0.1%
Corinthian Colleges, Inc.†	94,700	191,294
Lincoln Educational Services Corp.	37,300	158,525

		349,819

Semiconductor Components - Integrated Circuits — 0.2%
Aeroflex Holding Corp.†	18,700	132,770
Exar Corp.†	19,300	146,873
Integrated Device Technology, Inc.†	22,160	117,891
Pericom Semiconductor Corp.†	11,800	94,754
Sigma Designs, Inc.†	18,800	129,156

		621,444

Semiconductor Equipment — 1.4%
ATMI, Inc.†	61,000	1,153,510
Brooks Automation, Inc.	21,080	168,851
Entegris, Inc.†	226,134	1,987,718
Intermolecular, Inc.†	26,600	196,840
Lam Research Corp.†	20,142	687,446
LTX-Credence Corp.†	97,300	553,637
Photronics, Inc.†	46,000	270,020
Rudolph Technologies, Inc.†	15,380	143,649
Tessera Technologies, Inc.	27,700	422,979

		5,584,650

Steel Pipe & Tube — 0.0%
Mueller Water Products, Inc., Class A	44,940	172,120

Storage/Warehousing — 0.1%
Wesco Aircraft Holdings, Inc.†	30,300	422,382

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
SupraNational Banks — 0.9%
Banco Latinoamericano de Comercio Exterior SA, Class E	172,667	$3,636,367

Telecom Equipment - Fiber Optics — 0.1%
Oplink Communications, Inc.†	13,320	214,052

Telecom Services — 0.1%
Aviat Networks, Inc.†	24,600	56,088
Consolidated Communications Holdings, Inc.	12,113	197,200

		253,288

Telecommunication Equipment — 1.9%
Arris Group, Inc.†	79,800	1,087,674
Comtech Telecommunications Corp.	50,400	1,417,248
Plantronics, Inc.	55,000	1,961,300
Tellabs, Inc.	962,200	3,415,810

		7,882,032

Telephone - Integrated — 0.2%
Alaska Communications Systems Group, Inc.	29,326	63,051
General Communication, Inc., Class A†	109,000	961,380

		1,024,431

Television — 0.4%
LIN TV Corp., Class A†	72,000	291,600
Sinclair Broadcast Group, Inc., Class A	120,440	1,392,286

		1,683,886

Textile - Apparel — 0.1%
Cherokee, Inc.	24,800	326,120

Theaters — 0.2%
Regal Entertainment Group, Class A	72,792	1,011,809

Therapeutics — 0.0%
Cornerstone Therapeutics, Inc.†	3,000	20,280

Tobacco — 0.5%
Universal Corp.	40,100	1,901,943

Toys — 0.1%
JAKKS Pacific, Inc.	36,971	615,198

Transport - Equipment & Leasing — 0.0%
Amerco, Inc.	600	55,830

Transport - Marine — 1.2%
Golar LNG, Ltd.	50,955	1,993,360
International Shipholding Corp.	8,878	148,973
Kirby Corp.†	34,000	1,790,100
Scorpio Tankers, Inc.†	169,086	899,537

		4,831,970

Transport - Rail — 0.1%
RailAmerica, Inc.†	17,500	479,500

Transport - Services — 0.1%
Pacer International, Inc.†	55,000	225,500

Transport - Truck — 1.2%
Arkansas Best Corp.	8,720	80,050

Security Description	Shares/ Principal Amount	Value (Note 2)

Transport - Truck (continued)
Celadon Group, Inc.	7,620	$125,806
Forward Air Corp.	23,500	790,070
Heartland Express, Inc.	6,000	78,120
Landstar System, Inc.	34,000	1,607,180
Saia, Inc.†	38,320	831,544
Swift Transportation Co.†	187,300	1,526,495

		5,039,265

Water — 0.1%
California Water Service Group	9,860	180,339
Consolidated Water Co., Ltd.	9,700	79,152

		259,491

Wireless Equipment — 0.0%
RF Micro Devices, Inc.†	16,600	62,250

Total Common Stock
(cost $358,151,875)		391,308,474

U.S. GOVERNMENT TREASURIES — 0.2%
United States Treasury Notes — 0.2%
0.50% due 11/30/2012(1) (cost $785,645)	$785,000	785,674

Total Long-Term Investment Securities
(cost $358,937,520)		392,094,148

REPURCHASE AGREEMENTS — 3.3%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01% dated 08/31/2012 to be repurchased 09/04/2012 in the amount of $5,064,006 and collateralized by $5,170,000 of Federal Home Loan Bank Discount Notes bearing interest at 0.64% due 09/28/2012 and having approximate value of $5,167,415	5,064,000	5,064,000
Agreement with State Street Bank and Trust Co., bearing interest at 0.01% dated 08/31/2012 to be repurchased 09/04/2012 in the amount of $4,511,005 and collateralized by $3,410,000 of United States Treasury Bonds, bearing interest at 4.50% due 02/15/2036 and having approximate value of $4,605,376	4,511,000	4,511,000
State Street Bank and Trust Co. Joint Repurchase Agreement(2)	4,102,000	4,102,000

Total Repurchase Agreements
(cost $13,677,000)		13,677,000

TOTAL INVESTMENTS
(cost $372,614,520) (3)	99.8%	405,771,148
Other assets less liabilities	0.2	699,728

NET ASSETS —	100.0%	$406,470,876

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 5 for cost of investments on a tax basis.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of August 31, 2012	Unrealized Appreciation (Depreciation)
71	Long	Russell 2000 E-Mini Index	September 2012	$5,558,853	$5,758,810	$199,957

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2012 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks - Commercial	$42,808,282	$—	$—	$42,808,282
Real Estate Investments Trusts	24,608,483	—	—	24,608,483
Other Industries*	323,891,709	—	—	323,891,709
U.S. Government Treasuries	—	785,674	—	785,674
Repurchase Agreements	—	13,677,000	—	13,677,000
Other Financial Instruments@
Open Futures Contracts - Appreciation	199,957	—	—	199,957

Total	$391,508,431	$14,462,674	$—	$405,971,105

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no transfers between Levels.

See Notes to Financial Statements

VALIC Company II Socially Responsible Fund

PORTFOLIO PROFILE — August 31, 2012 (Unaudited)

Industry Allocation*

Computers	5.6%
Repurchase Agreement	4.5
Medical — Drugs	4.2
Beverages — Non-alcoholic	4.0
Banks — Super Regional	3.8
Cosmetics & Toiletries	3.3
Finance — Credit Card	3.0
Applications Software	3.0
Multimedia	2.9
Medical — Biomedical/Gene	2.6
Oil Companies — Exploration & Production	2.5
Cable/Satellite TV	2.4
Diversified Banking Institutions	2.3
Electronic Components — Semiconductors	2.0
Electric — Integrated	2.0
Medical — HMO	1.9
Web Portals/ISP	1.9
Food — Misc./Diversified	1.9
Insurance — Multi-line	1.8
E-Commerce/Products	1.7
Real Estate Investment Trusts	1.6
Semiconductor Components — Integrated Circuits	1.6
Commercial Services — Finance	1.6
Enterprise Software/Service	1.6
Diversified Manufacturing Operations	1.4
Pipelines	1.3
Retail — Discount	1.3
Transport — Rail	1.3
Oil — Field Services	1.3
Telephone — Integrated	1.2
Gas — Distribution	1.2
Networking Products	1.1
Insurance — Property/Casualty	1.1
Retail — Drug Store	0.9
Computer Services	0.9
Computers — Memory Devices	0.9
Investment Management/Advisor Services	0.9
Chemicals — Diversified	0.9
Transport — Services	0.9
Banks — Fiduciary	0.8
Oil Companies — Integrated	0.8
Industrial Gases	0.7
Food — Wholesale/Distribution	0.7
Oil Field Machinery & Equipment	0.6
Wireless Equipment	0.6
Medical Instruments	0.6
Electric Products — Misc.	0.6
Banks — Commercial	0.6
Insurance Brokers	0.6
Pharmacy Services	0.5
Insurance — Life/Health	0.5
Retail — Restaurants	0.5
Cruise Lines	0.4
Non — Hazardous Waste Disposal	0.4
Semiconductor Equipment	0.4
U.S. Government Treasuries	0.3
Distribution/Wholesale	0.3
Food — Retail	0.3
Finance — Other Services	0.3
Medical — Generic Drugs	0.3
Chemicals — Specialty	0.3
Engines — Internal Combustion	0.3
Athletic Footwear	0.3
Television	0.3
Instruments — Scientific	0.3
Retail — Apparel/Shoe	0.3
Auto/Truck Parts & Equipment — Original	0.3
Cellular Telecom	0.3
Oil & Gas Drilling	0.2

E-Commerce/Services	0.2%
Electronics — Military	0.2
Hotels/Motels	0.2
Telecommunication Equipment	0.2
Industrial Automated/Robotic	0.2
Engineering/R&D Services	0.2
Agricultural Chemicals	0.2
Electronic Measurement Instruments	0.2
Apparel Manufacturers	0.2
Vitamins & Nutrition Products	0.2
Electronic Forms	0.2
Coatings/Paint	0.2
Internet Security	0.2
Finance — Investment Banker/Broker	0.2
Medical Labs & Testing Services	0.2
Medical Products	0.2
Retail — Consumer Electronics	0.2
Machinery — General Industrial	0.2
Retail — Regional Department Stores	0.1
Data Processing/Management	0.1
Motorcycle/Motor Scooter	0.1
Commercial Services	0.1
Retail — Bedding	0.1
Retail — Office Supplies	0.1
Machinery — Pumps	0.1
Auto — Heavy Duty Trucks	0.1
Retail — Auto Parts	0.1
Retail — Automobile	0.1
Finance — Consumer Loans	0.1
Dialysis Centers	0.1
Toys	0.1
Medical Information Systems	0.1
Electronic Components — Misc.	0.1
Office Automation & Equipment	0.1
Quarrying	0.1
Metal — Iron	0.1
Computer Aided Design	0.1
Advertising Agencies	0.1
Savings & Loans/Thrifts	0.1
Filtration/Separation Products	0.1
Computers — Integrated Systems	0.1
Consulting Services	0.1
Internet Infrastructure Software	0.1
Office Supplies & Forms	0.1
Machinery — Construction & Mining	0.1

100.0%

*	Calculated as a percentage of net assets

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — August 31, 2012

Security Description	Shares	Value (Note 2)

COMMON STOCK — 95.2%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	4,527	$48,167
Omnicom Group, Inc.	5,830	299,487

		347,654

Agricultural Chemicals — 0.2%
Mosaic Co.	21,821	1,263,654

Apparel Manufacturers — 0.2%
Coach, Inc.	11,910	692,328
VF Corp.	3,182	485,828

		1,178,156

Applications Software — 3.0%
Citrix Systems, Inc.†	9,994	776,434
Intuit, Inc.	16,937	991,492
Microsoft Corp.	487,888	15,036,708
Red Hat, Inc.†	6,935	388,638
Salesforce.com, Inc.†	3,990	579,268

		17,772,540

Athletic Footwear — 0.3%
NIKE, Inc., Class B	18,700	1,820,632

Audio/Video Products — 0.0%
Harman International Industries, Inc.	268	12,336

Auto - Heavy Duty Trucks — 0.1%
PACCAR, Inc.	18,027	719,458

Auto/Truck Parts & Equipment - Original — 0.3%
Johnson Controls, Inc.	61,004	1,659,919

Banks - Commercial — 0.6%
BB&T Corp.	67,732	2,136,267
First Horizon National Corp.	9,336	83,651
M&T Bank Corp.	6,026	523,659
Regions Financial Corp.	109,511	762,197
Zions Bancorporation	2,940	56,595

		3,562,369

Banks - Fiduciary — 0.8%
Bank of New York Mellon Corp.	82,200	1,852,788
Northern Trust Corp.	29,520	1,370,909
State Street Corp.	41,678	1,733,805

		4,957,502

Banks - Super Regional — 3.8%
Capital One Financial Corp.	51,221	2,895,523
Comerica, Inc.	2,653	81,474
Fifth Third Bancorp	47,205	714,684
Huntington Bancshares, Inc.	94,511	623,772
KeyCorp	103,256	870,448
PNC Financial Services Group, Inc.	38,398	2,386,820
SunTrust Banks, Inc.	31,278	787,267
US Bancorp	121,120	4,046,619
Wells Fargo & Co.	306,659	10,435,606

		22,842,213

Beverages - Non - alcoholic — 4.0%
Coca - Cola Co.	411,573	15,392,830
PepsiCo, Inc.	117,296	8,495,749

		23,888,579

Cable/Satellite TV — 2.4%
Cablevision Systems Corp., Class A	20,593	307,865
Comcast Corp., Class A	178,460	5,983,764
DIRECTV†	80,055	4,170,065
Time Warner Cable, Inc.	41,328	3,670,753

		14,132,447

Security Description	Shares	Value (Note 2)

Cellular Telecom — 0.3%
MetroPCS Communications, Inc.†	31,548	$306,962
Sprint Nextel Corp.†	249,668	1,210,890

		1,517,852

Chemicals - Diversified — 0.9%
Air Products & Chemicals, Inc.	31,454	2,597,471
FMC Corp.	3,990	216,737
PPG Industries, Inc.	21,275	2,340,676

		5,154,884

Chemicals - Specialty — 0.3%
Ecolab, Inc.	26,936	1,724,712
Sigma - Aldrich Corp.	2,090	148,453

		1,873,165

Coal — 0.0%
Alpha Natural Resources, Inc.†	8,669	51,494

Coatings/Paint — 0.2%
Sherwin - Williams Co.	7,386	1,056,789

Commercial Services — 0.1%
Iron Mountain, Inc.	24,679	809,471
Quanta Services, Inc.†	180	4,320

		813,791

Commercial Services - Finance — 1.6%
Automatic Data Processing, Inc.	50,889	2,955,633
H&R Block, Inc.	75,877	1,256,523
Mastercard, Inc., Class A	5,902	2,495,956
Paychex, Inc.	51,342	1,707,635
Western Union Co.	76,462	1,346,496

		9,762,243

Computer Aided Design — 0.1%
Autodesk, Inc.†	12,389	384,678

Computer Services — 0.9%
Accenture PLC, Class A	65,619	4,042,131
Cognizant Technology Solutions Corp., Class A†	18,250	1,173,110
Computer Sciences Corp.	12,658	407,714

		5,622,955

Computer Software — 0.0%
Akamai Technologies, Inc.†	4,293	161,030

Computers — 5.6%
Apple, Inc.	44,578	29,655,069
Dell, Inc.†	165,364	1,751,205
Hewlett - Packard Co.	128,914	2,176,068

		33,582,342

Computers - Integrated Systems — 0.1%
Teradata Corp.†	4,275	326,525

Computers - Memory Devices — 0.9%
EMC Corp.†	140,648	3,697,636
NetApp, Inc.†	14,936	515,591
SanDisk Corp.†	14,801	610,097
Western Digital Corp.†	15,704	656,741

		5,480,065

Consulting Services — 0.1%
SAIC, Inc.	26,193	319,817

Containers - Metal/Glass — 0.0%
Ball Corp.	583	24,585
Owens - Illinois, Inc.†	15,488	270,730

		295,315

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — August 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Cosmetics & Toiletries — 3.3%
Avon Products, Inc.	16,944	$261,785
Colgate - Palmolive Co.	27,917	2,967,856
Procter & Gamble Co.	250,341	16,820,412

		20,050,053

Cruise Lines — 0.4%
Carnival Corp.	64,898	2,250,663

Data Processing/Management — 0.1%
Dun & Bradstreet Corp.	950	76,902
Fidelity National Information Services, Inc.	19,734	621,621
Fiserv, Inc.†	2,660	189,685

		888,208

Dialysis Centers — 0.1%
DaVita, Inc.†	6,475	629,823

Distribution/Wholesale — 0.3%
Fastenal Co.	20,562	886,016
WW Grainger, Inc.	5,329	1,097,561

		1,983,577

Diversified Banking Institutions — 2.3%
Citigroup, Inc.	156,763	4,657,429
JPMorgan Chase & Co.	207,306	7,699,345
Morgan Stanley	101,646	1,524,690

		13,881,464

Diversified Manufacturing Operations — 1.4%
Cooper Industries PLC	15,332	1,121,536
Danaher Corp.	53,867	2,885,655
Dover Corp.	18,811	1,087,464
Eaton Corp.	21,707	970,737
Ingersoll - Rand PLC	23,410	1,094,652
Parker Hannifin Corp.	17,683	1,414,286

		8,574,330

E - Commerce/Products — 1.7%
Amazon.com, Inc.†	18,798	4,666,227
eBay, Inc.†	109,185	5,183,012
Netflix, Inc.†	2,633	157,243

		10,006,482

E - Commerce/Services — 0.2%
Expedia, Inc.	5,407	277,704
priceline.com, Inc.†	1,930	1,166,820

		1,444,524

Electric Products - Misc. — 0.6%
Emerson Electric Co.	67,117	3,404,174
Molex, Inc.	10,815	287,138

		3,691,312

Electric - Integrated — 2.0%
CMS Energy Corp.	48,863	1,127,270
Consolidated Edison, Inc.	71,665	4,344,332
Integrys Energy Group, Inc.	28,576	1,542,818
Northeast Utilities	9,905	373,121
Pepco Holdings, Inc.	113,131	2,184,560
TECO Energy, Inc.	46,209	802,188
Wisconsin Energy Corp.	47,356	1,797,634

		12,171,923

Electronic Components - Misc. — 0.1%
Jabil Circuit, Inc.	22,430	510,955

Security Description	Shares	Value (Note 2)

Electronic Components - Semiconductors — 2.0%
Advanced Micro Devices, Inc.†	32,356	$120,364
Altera Corp.	24,740	923,544
Broadcom Corp., Class A	29,104	1,034,065
First Solar, Inc.†	4,456	89,076
Intel Corp.	343,601	8,531,613
Microchip Technology, Inc.	15,967	554,853
NVIDIA Corp.†	27,899	391,423
Xilinx, Inc.	18,215	617,671

		12,262,609

Electronic Forms — 0.2%
Adobe Systems, Inc.†	34,801	1,088,227

Electronic Measurement Instruments — 0.2%
Agilent Technologies, Inc.	27,913	1,037,247
FLIR Systems, Inc.	8,836	174,953

		1,212,200

Electronics - Military — 0.2%
L-3 Communications Holdings, Inc.	20,229	1,420,885

Engineering/R&D Services — 0.2%
Fluor Corp.	15,539	800,259
Jacobs Engineering Group, Inc.†	12,332	487,607

		1,287,866

Engines - Internal Combustion — 0.3%
Cummins, Inc.	18,949	1,840,137

Enterprise Software/Service — 1.6%
BMC Software, Inc.†	3,040	125,856
CA, Inc.	49,877	1,298,298
Oracle Corp.	251,226	7,951,303

		9,375,457

Filtration/Separation Products — 0.1%
Pall Corp.	5,985	332,227

Finance - Consumer Loans — 0.1%
SLM Corp.	40,020	630,315

Finance - Credit Card — 3.0%
American Express Co.	206,947	12,065,010
Discover Financial Services	58,014	2,246,882
Visa, Inc., Class A	28,119	3,606,262

		17,918,154

Finance - Investment Banker/Broker — 0.2%
Charles Schwab Corp.	68,566	924,955
E*TRADE Financial Corp.†	9,500	81,415

		1,006,370

Finance - Other Services — 0.3%
CME Group, Inc.	24,687	1,355,316
NYSE Euronext	21,330	534,317

		1,889,633

Food - Misc./Diversified — 1.9%
Campbell Soup Co.	56,525	1,986,288
General Mills, Inc.	85,635	3,368,025
H.J. Heinz Co.	53,711	2,992,777
Kellogg Co.	55,912	2,831,943

		11,179,033

Food - Retail — 0.3%
Safeway, Inc.	25,842	404,427
SUPERVALU, Inc.	24,912	59,291
Whole Foods Market, Inc.	14,955	1,446,896

		1,910,614

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — August 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Food - Wholesale/Distribution — 0.7%
Sysco Corp.	140,887	$4,268,876

Gas - Distribution — 1.2%
AGL Resources, Inc.	104,888	4,158,809
CenterPoint Energy, Inc.	87,936	1,793,015
NiSource, Inc.	44,870	1,092,136

		7,043,960

Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	14,270	255,861

Hotel/Motels — 0.2%
Marriott International, Inc., Class A	37,142	1,399,511

Human Resources — 0.0%
Robert Half International, Inc.	6,843	179,971

Industrial Automated/Robotic — 0.2%
Rockwell Automation, Inc.	17,916	1,291,027

Industrial Gases — 0.7%
Praxair, Inc.	40,870	4,311,785

Instruments - Scientific — 0.3%
Thermo Fisher Scientific, Inc.	30,874	1,770,624

Insurance Brokers — 0.6%
Aon PLC	24,012	1,247,663
Marsh & McLennan Cos., Inc.	59,858	2,045,348

		3,293,011

Insurance - Life/Health — 0.5%
Aflac, Inc.	23,289	1,075,486
Lincoln National Corp.	10,363	240,629
Prudential Financial, Inc.	32,849	1,790,599

		3,106,714

Insurance - Multi-line — 1.8%
ACE, Ltd.	55,754	4,110,742
Assurant, Inc.	4,560	160,740
Cincinnati Financial Corp.	14,020	542,013
Genworth Financial, Inc., Class A†	19,145	101,277
Hartford Financial Services Group, Inc.	44,991	806,689
Loews Corp.	61,346	2,493,715
MetLife, Inc.	67,524	2,304,594

		10,519,770

Insurance - Property/Casualty — 1.1%
Chubb Corp.	38,156	2,819,347
Progressive Corp.	38,614	754,131
Travelers Cos., Inc.	45,416	2,940,232

		6,513,710

Internet Infrastructure Software — 0.1%
F5 Networks, Inc.†	3,245	316,355

Internet Security — 0.2%
Symantec Corp.†	42,983	766,387
VeriSign, Inc.†	5,320	253,657

		1,020,044

Investment Management/Advisor Services — 0.9%
Ameriprise Financial, Inc.	17,512	961,584
BlackRock, Inc.	12,200	2,151,714
Franklin Resources, Inc.	9,078	1,065,757
Invesco, Ltd.	37,601	890,392
T. Rowe Price Group, Inc.	3,616	222,167

		5,291,614

Security Description	Shares	Value (Note 2)

Machinery - Construction & Mining — 0.1%
Joy Global, Inc.	5,608	$299,355

Machinery - General Industrial — 0.2%
Roper Industries, Inc.	8,914	916,270

Machinery - Pumps — 0.1%
Flowserve Corp.	5,777	737,492

Medical Information Systems — 0.1%
Cerner Corp.†	7,269	531,655

Medical Instruments — 0.6%
Intuitive Surgical, Inc.†	1,122	551,788
Medtronic, Inc.	66,569	2,706,696
St. Jude Medical, Inc.	13,532	510,968

		3,769,452

Medical Labs & Testing Services — 0.2%
Quest Diagnostics, Inc.	16,565	1,001,686

Medical Products — 0.2%
Hospira, Inc.†	4,844	162,662
Stryker Corp.	14,898	793,467

		956,129

Medical - Biomedical/Gene — 2.6%
Amgen, Inc.	71,287	5,982,405
Biogen Idec, Inc.†	17,669	2,590,099
Celgene Corp.†	40,573	2,922,879
Gilead Sciences, Inc.†	53,305	3,075,165
Life Technologies Corp.†	17,320	826,337

		15,396,885

Medical - Drugs — 4.2%
Allergan, Inc.	4,321	372,168
Bristol - Myers Squibb Co.	175,382	5,789,360
Forest Laboratories, Inc.†	48,912	1,696,757
Johnson & Johnson	255,379	17,220,206

		25,078,491

Medical - Generic Drugs — 0.3%
Mylan, Inc.†	39,423	929,200
Perrigo Co.	6,319	694,901
Watson Pharmaceuticals, Inc.†	3,135	255,032

		1,879,133

Medical - HMO — 1.9%
Aetna, Inc.	31,712	1,218,058
Cigna Corp.	22,283	1,019,893
Coventry Health Care, Inc.	10,733	446,815
Humana, Inc.	13,881	972,780
UnitedHealth Group, Inc.	104,929	5,697,645
WellPoint, Inc.	36,829	2,204,952

		11,560,143

Medical - Hospitals — 0.0%
Tenet Healthcare Corp.†	315	1,635

Metal - Iron — 0.1%
Cliffs Natural Resources, Inc.	11,618	416,389

Motorcycle/Motor Scooter — 0.1%
Harley - Davidson, Inc.	21,019	881,957

Multimedia — 2.9%
News Corp., Class A	176,546	4,129,411
Time Warner, Inc.	113,328	4,708,778
Viacom, Inc., Class B	49,656	2,483,297
Walt Disney Co.	120,295	5,950,994

		17,272,480

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — August 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Networking Products — 1.1%
Cisco Systems, Inc.	344,118	$6,565,771

Non - Hazardous Waste Disposal — 0.4%
Republic Services, Inc.	79,160	2,188,774

Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	33,400	446,224

Office Supplies & Forms — 0.1%
Avery Dennison Corp.	9,909	309,458

Oil & Gas Drilling — 0.2%
Diamond Offshore Drilling, Inc.	7,307	489,715
Helmerich & Payne, Inc.	6,282	286,711
Nabors Industries, Ltd.†	16,085	237,575
Noble Corp.	11,355	433,080

		1,447,081

Oil Companies - Exploration & Production — 2.5%
Anadarko Petroleum Corp.	39,142	2,711,366
Apache Corp.	27,076	2,321,767
Cabot Oil & Gas Corp.	7,223	299,105
Chesapeake Energy Corp.	39,028	755,192
Denbury Resources, Inc.†	28,963	448,637
Devon Energy Corp.	30,737	1,777,521
EOG Resources, Inc.	17,868	1,935,104
EQT Corp.	21,868	1,179,997
Newfield Exploration Co.†	6,458	210,725
Noble Energy, Inc.	12,713	1,117,473
Pioneer Natural Resources Co.	7,253	706,152
QEP Resources, Inc.	24,183	693,810
Range Resources Corp.	2,297	149,741
Southwestern Energy Co.†	13,232	411,912

		14,718,502

Oil Companies - Integrated — 0.8%
Marathon Petroleum Corp.	52,475	2,715,581
Murphy Oil Corp.	39,733	2,039,495

		4,755,076

Oil Field Machinery & Equipment — 0.6%
Cameron International Corp.†	13,184	721,297
FMC Technologies, Inc.†	13,684	640,958
National Oilwell Varco, Inc.	31,800	2,505,840

		3,868,095

Oil - Field Services — 1.3%
Halliburton Co.	57,669	1,889,237
Schlumberger, Ltd.	80,698	5,840,921

		7,730,158

Pharmacy Services — 0.5%
Express Scripts Holding Co.†	50,773	3,179,405

Pipelines — 1.3%
ONEOK, Inc.	39,874	1,775,589
Spectra Energy Corp.	132,130	3,733,994
Williams Cos., Inc.	76,880	2,480,918

		7,990,501

Quarrying — 0.1%
Vulcan Materials Co.	10,899	424,189

Real Estate Investment Trusts — 1.6%
American Tower Corp.	10,865	764,896
Equity Residential	6,470	390,788
HCP, Inc.	24,651	1,130,495
Host Hotels & Resorts, Inc.	58,860	900,558
ProLogis, Inc.	30,918	1,056,468

Security Description	Shares	Value (Note 2)

Real Estate Investment Trusts (continued)
Public Storage	6,174	$898,687
Simon Property Group, Inc.	21,871	3,470,928
Ventas, Inc.	11,525	754,772
Vornado Realty Trust	5,588	453,578

		9,821,170

Real Estate Management/Services — 0.0%
CBRE Group, Inc., Class A†	14,040	243,032

Retail - Apparel/Shoe — 0.3%
Gap, Inc.	2,905	104,057
Limited Brands, Inc.	20,593	1,000,820
Ross Stores, Inc.	9,122	631,151

		1,736,028

Retail - Auto Parts — 0.1%
O’Reilly Automotive, Inc.†	8,301	705,170

Retail - Automobile — 0.1%
CarMax, Inc.†	21,607	660,958

Retail - Bedding — 0.1%
Bed Bath & Beyond, Inc.†	12,106	813,160

Retail - Consumer Electronics — 0.2%
Best Buy Co., Inc.	53,869	955,636

Retail - Discount — 1.3%
Costco Wholesale Corp.	30,654	3,000,107
Dollar Tree, Inc.†	16,803	809,401
Target Corp.	63,560	4,073,560

		7,883,068

Retail - Drug Store — 0.9%
CVS Caremark Corp.	124,774	5,683,456

Retail - Office Supplies — 0.1%
Staples, Inc.	72,608	792,879

Retail - Regional Department Stores — 0.1%
Macy’s, Inc.	22,041	888,473

Retail - Restaurants — 0.5%
Chipotle Mexican Grill, Inc.†	1,179	340,306
Starbucks Corp.	54,413	2,699,429

		3,039,735

Savings & Loans/Thrifts — 0.1%
Hudson City Bancorp, Inc.	46,246	332,509

Schools — 0.0%
DeVry, Inc.	242	4,673

Semiconductor Components - Integrated Circuits — 1.6%
Analog Devices, Inc.	32,973	1,310,347
Linear Technology Corp.	25,759	850,691
QUALCOMM, Inc.	123,850	7,611,821

		9,772,859

Semiconductor Equipment — 0.4%
Applied Materials, Inc.	119,480	1,396,721
KLA - Tencor Corp.	15,295	784,787

		2,181,508

Steel - Specialty — 0.0%
Allegheny Technologies, Inc.	7,695	228,080

Telecom Equipment - Fiber Optics — 0.0%
JDS Uniphase Corp.†	6,220	69,602

Telecommunication Equipment — 0.2%
Harris Corp.	15,595	733,433

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — August 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Telecommunication Equipment (continued)
Juniper Networks, Inc.†	35,128	$612,632

		1,346,065

Telephone - Integrated — 1.2%
CenturyLink, Inc.	99,948	4,223,803
Frontier Communications Corp.	124,661	575,934
Windstream Corp.	258,551	2,551,898

		7,351,635

Television — 0.3%
CBS Corp., Class B	49,572	1,801,446

Toys — 0.1%
Mattel, Inc.	16,357	574,785

Transport - Rail — 1.3%
CSX Corp.	138,278	3,105,724
Norfolk Southern Corp.	64,211	4,652,729

		7,758,453

Transport - Services — 0.9%
C.H. Robinson Worldwide, Inc.	19,655	1,112,670
Expeditors International of Washington, Inc.	24,394	893,064
FedEx Corp.	34,150	2,992,564
Ryder System, Inc.	3,405	136,234

		5,134,532

Vitamins & Nutrition Products — 0.2%
Mead Johnson Nutrition Co.	15,831	1,160,887

Web Portals/ISP — 1.9%
Google, Inc., Class A†	14,982	10,264,019

Security Description	Shares/ Principal Amount	Value (Note 2)

Web Portals/ISP (continued)
Yahoo!, Inc.†	63,065	$923,902

		11,187,921

Wireless Equipment — 0.6%
Crown Castle International Corp.†	29,072	1,844,909
Motorola Solutions, Inc.	40,997	1,953,917

		3,798,826

Total Long-Term Investment Securities
(cost $494,572,921)		570,829,210

SHORT-TERM INVESTMENT SECURITIES — 0.3%
U.S. Government Treasuries — 0.3%
United States Treasury Bills 0.09% due 09/20/2012(1) (cost $1,999,905)	$2,000,000	1,999,905

REPURCHASE AGREEMENT — 4.5%
State Street Bank and Trust Co. Joint Repurchase Agreement(2) (cost $26,832,000)	26,832,000	26,832,000

TOTAL INVESTMENTS
(cost $523,404,826)(3)	100.0%	599,661,115
Liabilities in excess of other assets	0.0	(160,637)

NET ASSETS —	100.0%	$599,500,478

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 2 for details of Joint Repurchase Agreement.
(3)	See Note 5 for cost of investments on a tax basis.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of August 31, 2012	Unrealized Appreciation (Depreciation)
424	Long	S&P 500 E-Mini Index	September 2012	$29,717,457	$29,788,120	$70,663

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Computers	$33,582,342	$—	$—	$33,582,342
Other Industries*	537,246,868	—	—	537,246,868
Short-Term Investment Securities:
U.S. Government Treasuries	—	1,999,905	—	1,999,905
Repurchase Agreement	—	26,832,000	—	26,832,000
Other Financial Instruments@
Open Futures Contracts - Appreciation	70,663	—	—	70,663

Total	$570,899,873	$28,831,905	$—	$599,731,778

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no transfers between Levels.

See Notes to Financial Statements

VALIC Company II Strategic Bond Fund

PORTFOLIO PROFILE — August 31, 2012 (Unaudited)

Industry Allocation*

Sovereign	16.2%
Federal National Mtg. Assoc.	10.6
Time Deposits	5.4
United States Treasury Notes	5.2
Diversified Financial Services	4.3
Federal Home Loan Mtg. Corp.	4.3
Banks — Commercial	2.8
Oil Companies — Exploration & Production	2.6
Diversified Banking Institutions	2.3
Telephone — Integrated	1.7
Electric — Integrated	1.4
Pipelines	1.3
Oil Companies — Integrated	1.2
United States Treasury Bonds	1.2
Medical — Drugs	1.2
Casino Hotels	1.1
Cable/Satellite TV	1.0
Banks — Super Regional	1.0
Medical — Hospitals	0.9
Cellular Telecom	0.9
Telecom Services	0.8
Paper & Related Products	0.7
Diversified Manufacturing Operations	0.7
Oil — Field Services	0.7
Insurance — Multi-line	0.7
Electric — Generation	0.7
Real Estate Investment Trusts	0.6
Independent Power Producers	0.6
Containers — Paper/Plastic	0.6
Finance — Leasing Companies	0.5
Rental Auto/Equipment	0.5
Building — Residential/Commercial	0.5
Retail — Restaurants	0.5
Diversified Minerals	0.5
Finance — Investment Banker/Broker	0.5
Building & Construction Products — Misc.	0.5
Government National Mtg. Assoc.	0.5
Chemicals — Diversified	0.4
Home Furnishings	0.4
Auto — Cars/Light Trucks	0.4
Chemicals — Specialty	0.4
Building Products — Cement	0.4
Banks — Special Purpose	0.4
Medical Products	0.4
Commercial Services	0.4
Trucking/Leasing	0.4
Containers — Metal/Glass	0.4
Steel — Producers	0.4
Therapeutics	0.4
Casino Services	0.4
Regional Authority	0.4
Transport — Rail	0.4
Real Estate Operations & Development	0.3
Multimedia	0.3
Retail — Drug Store	0.3
Computer Services	0.3
Security Services	0.3
Marine Services	0.3
Sovereign Agency	0.3
Financial Guarantee Insurance	0.3
Satellite Telecom	0.3
Retail — Office Supplies	0.3
Insurance — Life/Health	0.3
Pharmacy Services	0.3
Data Processing/Management	0.3
Coal	0.3
Steel Pipe & Tube	0.3
Shipbuilding	0.3

Municipal Bonds	0.3%
Savings & Loans/Thrifts	0.3
Finance — Auto Loans	0.3
Medical — HMO	0.3
Insurance — Mutual	0.3
Finance — Other Services	0.3
Special Purpose Entities	0.3
Music	0.3
Oil & Gas Drilling	0.2
MRI/Medical Diagnostic Imaging	0.2
Funeral Services & Related Items	0.2
Capacitors	0.2
Transport — Services	0.2
Real Estate Management/Services	0.2
Gas — Transportation	0.2
Consumer Products — Misc.	0.2
Television	0.2
Schools	0.2
Medical Instruments	0.2
Publishing — Newspapers	0.2
Auto/Truck Parts & Equipment — Original	0.2
Retail — Toy Stores	0.2
Oil Refining & Marketing	0.2
Advertising Services	0.2
Storage/Warehousing	0.2
Wire & Cable Products	0.2
Broadcast Services/Program	0.2
Enterprise Software/Service	0.2
Web Hosting/Design	0.2
Banks — Fiduciary	0.2
Advertising Agencies	0.2
Dialysis Centers	0.2
Travel Services	0.2
Radio	0.2
Computers — Memory Devices	0.1
Printing — Commercial	0.1
Chemicals — Other	0.1
Investment Companies	0.1
Aerospace/Defense — Equipment	0.1
Brewery	0.1
Private Corrections	0.1
Retail — Apparel/Shoe	0.1
Beverages — Non-alcoholic	0.1
Metal — Diversified	0.1
Retail — Propane Distribution	0.1
Food — Misc./Diversified	0.1
Commercial Services — Finance	0.1
Machinery — Construction & Mining	0.1
Aerospace/Defense	0.1
Theaters	0.1
Communications Software	0.1
Insurance — Property/Casualty	0.1
Firearms & Ammunition	0.1
Direct Marketing	0.1
Transport — Marine	0.1
Airlines	0.1
Metal — Iron	0.1
Banks — Money Center	0.1
Non — Ferrous Metals	0.1
Motion Pictures & Services	0.1
Retail — Building Products	0.1
Building — Heavy Construction	0.1
Electric — Transmission	0.1
Medical — Biomedical/Gene	0.1
Retail — Major Department Stores	0.1

98.2%

VALIC Company II Strategic Bond Fund

PORTFOLIO PROFILE — August 31, 2012 (Unaudited) — (continued)

Credit Quality†#

Aaa	30.4%
Aa	3.6
A	6.6
Baa	19.3
Ba	11.0
B	18.3
Caa	5.5
Ca	0.2
Not Rated@	5.1

100.0%

*	Calculated as a percentage of net assets
†	Source: Moody’s
#	Calculated as a percentage of total debt issues, excluding, short-term securities.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2012

Security Description	Principal Amount(13)	Value (Note 2)

ASSET BACKED SECURITIES — 3.7%
Diversified Financial Services — 3.7%
Aames Mtg. Investment Trust FRS Series 2005-4, Class M1 0.94% due 10/25/2035	$500,000	$491,549
AmeriCredit Automobile Receivables Trust Series 2012-3, Class B 1.59% due 07/10/2017	267,000	268,089
Avis Budget Rental Car Funding AESOP LLC Series 2012-3A, Class A 2.10% due 03/20/2019*	120,000	119,821
Banc of America Alternative Loan Trust Series 2004-10, Class 1CB1 6.00% due 11/25/2034(1)	205,327	201,233
Banc of America Funding Corp. FRS Series 2006-A, Class 1A1 2.63% due 02/20/2036(1)	702,219	684,450
Banc of America Funding Corp. Series 2006-3, Class 5A5 5.50% due 03/25/2036(1)	215,866	218,370
Banc of America Funding Corp. Series 2005-8, Class 2A4 6.00% due 01/25/2036(1)	51,921	51,541
Banc of America Funding Corp. Series 2006-2, Class 2A22 6.00% due 03/25/2036(1)	274,000	267,772
Cabela’s Master Credit Card Trust Series 2012-2A, Class A1 1.45% due 06/15/2020*	750,000	760,038
Cajun Global LLC Series 2011-1A, Class A2 5.96% due 02/20/2041*	33,250	35,563
Capital One Multi-Asset Execution Trust Series 2005-B1, Class B1 4.90% due 12/15/2017	100,000	108,188
Citibank Omni Master Trust Series 2009-A17, Class A17 4.90% due 11/15/2018*	1,500,000	1,637,466
Citicorp Mtg. Securities, Inc. Series 2006-2, Class 1A8 5.75% due 04/25/2036(1)	211,541	211,827
Citicorp Mtg. Securities, Inc. Series 2006-4, Class 1A2 6.00% due 08/25/2036(1)	238,694	243,627
Citigroup Commercial Mtg. Trust Series 2006-C5, Class A4 5.43% due 10/15/2049(2)	3,000,000	3,434,961
Citigroup Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.89% due 12/10/2049(2)	1,000,000	1,167,500
Commercial Mtg. Pass Through Certs. Series 2012-CR2, Class A2 2.03% due 08/15/2045(2)	1,000,000	1,033,803
Countrywide Alternative Loan Trust Series 2004-24CB, Class 1A1 6.00% due 11/25/2034(1)	573,978	570,939
Countrywide Asset-Backed Certs. FRS Series 2004-BC2, Class M2 1.81% due 02/25/2034	72,382	65,603
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-12, Class 2A4 5.50% due 05/25/2035(1)	312,446	315,171
Countrywide Home Loan Mtg. Pass Through Trust Series 2007-14, Class A19 6.00% due 09/25/2037(1)	444,871	418,145

Security Description	Principal Amount(13)	Value (Note 2)

Diversified Financial Services (continued)
Discover Card Master Trust Series 2007-A1, Class A1 5.65% due 03/16/2020	$200,000	$244,260
Entergy Arkansas Restoration Funding LLC Series 2010A, Class A1 2.30% due 08/01/2021	173,750	181,584
FDIC Structured Sale Guar. Notes Series 2010-S1, Class 2A 3.25% due 04/25/2038*(1)	1,984,855	2,055,565
Ford Credit Floorplan Master Owner Trust Series 2010-3, Class A1 4.20% due 02/15/2017*	1,125,000	1,213,597
GSAMP Trust FRS Series 2002-WF, Class A2B 1.34% due 10/20/2032	83,790	76,604
Hertz Vehicle Financing LLC Series 2010-1A, Class A2 3.74% due 02/25/2017*	135,000	146,209
Hertz Vehicle Financing LLC Series 2011-1A, Class B1 4.17% due 03/25/2016*	200,000	208,860
LB-UBS Commercial Mtg. Trust VRS Series 2006-C4, Class A4 6.06% due 06/15/2038(2)	750,000	864,006
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class A2 1.97% due 08/15/2045(2)	198,485	204,709
New Century Home Equity Loan Trust VRS Series 2004-A, Class AII9 5.01% due 08/25/2034	209,746	205,349
Nordstrom Private Label Credit Card Master Note Trust Series 2011-1A, Class A 2.28% due 11/15/2019*	1,067,000	1,111,659
Sierra Receivables Funding Co LLC Series 2012-2A, Class A 2.38% due 03/20/2029*	138,415	138,828
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A2 2.11% due 05/10/2063(2)	518,506	537,997
Wachovia Bank Commercial Mtg. Trust VRS Series 2003-C7, Class J 5.36% due 10/15/2035*(2)	2,750,000	1,640,650
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C23, Class AM 5.47% due 01/15/2045(2)	954,000	1,040,457
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-8, Class A2 0.64% due 07/25/2036(1)	19,021	18,977
Wells Fargo Mtg. Backed Securities Trust Series 2006-6, Class 1A2 5.75% due 05/25/2036(1)	238,732	238,099
Wells Fargo Mtg. Backed Securities Trust Series 2007-7, Class A36 6.00% due 06/25/2037(1)	111,502	110,628
Wells Fargo Mtg. Backed Securities Trust Series 2007-14, Class 1A1 6.00% due 10/25/2037(1)	112,881	111,732
Wells Fargo Mtg. Backed Securities Trust Series 2007-15, Class A1 6.00% due 11/25/2037(1)	307,708	300,456
WF-RBS Commercial Mtg. Trust Series 2012-C8, Class A2 1.88% due 08/15/2045(2)	120,000	123,235

Total Asset Backed Securities
(cost $23,366,140)		23,079,117

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2012 — (continued)

Security Description	Principal Amount(13)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES — 40.4%
Advertising Agencies — 0.2%
Omnicom Group, Inc. Senior Notes 3.63% due 05/01/2022	$944,000	$989,706

Advertising Services — 0.2%
Checkout Holding Corp. Senior Notes zero coupon due 11/15/2015*	1,065,000	649,650
Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	610,000	603,900

		1,253,550

Aerospace/Defense — 0.1%
Lockheed Martin Corp. Senior Notes 6.15% due 09/01/2036	512,000	668,762

Aerospace/Defense - Equipment — 0.1%
Sequa Corp. Company Guar. Notes 11.75% due 12/01/2015*	875,000	918,750

Airlines — 0.1%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-2 6.88% due 04/02/2014	3,173	3,173
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/2019	313,113	316,244
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/2015	261,082	225,836

		545,253

Auto - Cars/Light Trucks — 0.4%
Chrysler Group LLC/CG Co-Issuer, Inc. Sec. Notes 8.25% due 06/15/2021	1,840,000	1,941,200
Ford Motor Co. Senior Notes 7.40% due 11/01/2046	565,000	669,525

		2,610,725

Banks - Commercial — 1.3%
Associated Banc-Corp. Senior Notes 5.13% due 03/28/2016	854,000	914,213
CIT Group, Inc. Senior Notes 5.00% due 08/15/2022	550,000	554,167
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	1,125,000	1,172,812
City National Bank Sub. Notes 5.38% due 07/15/2022	201,000	210,740
HSBC USA, Inc. Senior Notes 2.38% due 02/13/2015	819,000	839,187
KeyBank NA Sub. Notes 7.41% due 10/15/2027	52,000	57,665
Synovus Financial Corp. Senior Notes 7.88% due 02/15/2019	975,000	1,067,625

Security Description	Principal Amount(13)	Value (Note 2)

Banks - Commercial (continued)
Union Bank NA Senior Notes 2.13% due 06/16/2017	$1,371,000	$1,395,337
Zions Bancorp. Senior Notes 4.50% due 03/27/2017	1,529,000	1,598,386

		7,810,132

Banks - Fiduciary — 0.2%
Bank of New York Mellon Corp. Senior Notes 1.20% due 02/20/2015	662,000	671,037
State Street Capital Trust IV FRS Limited Guar. Notes 1.47% due 06/15/2037	454,000	324,304

		995,341

Banks - Money Center — 0.1%
Comerica Bank Sub. Notes 5.20% due 08/22/2017	448,000	505,531

Banks - Super Regional — 0.8%
Capital One Capital VI Limited. Guar. Notes 8.88% due 05/15/2040	294,000	300,838
Capital One Financial Corp. FRS Senior Notes 1.61% due 07/15/2014	359,000	361,565
Capital One Financial Corp. Senior Notes 2.15% due 03/23/2015	618,000	632,950
Capital One Financial Corp. Senior Notes 3.15% due 07/15/2016	260,000	275,961
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/2020	301,000	359,095
JPMorgan Chase Bank NA Sub. Notes 5.88% due 06/13/2016	175,000	199,115
JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/2017	503,000	592,197
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/2026	28,000	29,149
US Bancorp Senior Notes 1.65% due 05/15/2017	554,000	566,497
Wachovia Corp. Senior Notes 5.75% due 02/01/2018	803,000	963,938
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/2018(8)	150,000	169,875
Wells Fargo Bank NA FRS Sub. Notes 0.65% due 05/16/2016	290,000	279,234

		4,730,414

Beverages - Non-alcoholic — 0.1%
Innovation Ventures LLC/Innovation Ventures Finance Corp. Senior Sec. Notes 9.50% due 08/15/2019*	925,000	848,688

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2012 — (continued)

Security Description	Principal Amount(13)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 2.50% due 07/15/2022	$890,000	$903,875

Broadcast Services/Program — 0.2%
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. Sec. Notes 8.88% due 04/15/2017	1,100,000	1,182,500

Building & Construction Products - Misc. — 0.4%
Building Materials Corp. of America Senior Notes 6.75% due 05/01/2021*	1,080,000	1,179,900
Interline Brands, Inc. Company Guar. Notes 7.00% due 11/15/2018	1,005,000	1,069,069

		2,248,969

Building Products - Cement — 0.4%
Cemex Finance LLC Senior Sec. Notes 9.50% due 12/14/2016	1,075,000	1,096,500
Headwaters, Inc. Sec. Notes 7.63% due 04/01/2019	1,500,000	1,496,250

		2,592,750

Building - Heavy Construction — 0.1%
New Enterprise Stone & Lime Co., Inc. Company Guar. Notes 11.00% due 09/01/2018	520,000	362,700

Building - Residential/Commercial — 0.5%
Beazer Homes USA, Inc. Company Guar. Notes 9.13% due 05/15/2019	740,000	723,350
KB Home Company Guar. Notes 9.10% due 09/15/2017	227,000	249,984
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	575,000	603,750
Standard Pacific Corp. Company Guar. Notes 8.38% due 05/15/2018	800,000	896,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc. Company Guar. Notes 7.75% due 04/15/2020*	800,000	846,000

		3,319,084

Cable/Satellite TV — 1.0%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 09/30/2022	750,000	742,500
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/2021	1,650,000	1,769,625
Comcast Corp. Company Guar. Notes 5.65% due 06/15/2035	333,000	393,162
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.15% due 03/15/2042	505,000	515,279
Echostar DBS Corp. Company Guar. Notes 7.75% due 05/31/2015	1,305,000	1,455,075

Security Description	Principal Amount(13)	Value (Note 2)

Cable/Satellite TV (continued)
TCI Communications, Inc. Senior Notes 7.13% due 02/15/2028	$210,000	$278,782
Time Warner Cable, Inc. Company Guar. Notes 4.50% due 09/15/2042	607,000	603,284
WideOpenWest Finance LLC/WideOpenWest Capital Corp. Company Guar. Notes 10.25% due 07/15/2019*	550,000	572,000

		6,329,707

Capacitors — 0.2%
Kemet Corp. Senior Sec. Notes 10.50% due 05/01/2018	1,500,000	1,501,875

Casino Hotels — 1.0%
CityCenter Holdings LLC/CityCenter Finance Corp. Sec. Notes 10.75% due 01/15/2017(3)	2,503,568	2,653,782
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*	730,000	766,500
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/2017	1,735,000	1,869,463
Station Casinos LLC Company Guar. Notes 3.66% due 06/18/2018*(4)	1,015,000	862,750

		6,152,495

Casino Services — 0.4%
Chukchansi Economic Development Authority Sec. Notes 9.75% due 05/30/2020*	679,000	488,880
Graton Economic Development Authority Senior Sec. Notes 9.63% due 09/01/2019*	950,000	978,500
Greektown Superholdings, Inc. Sec. Notes, Series A 13.00% due 07/01/2015	308,000	332,640
Greektown Superholdings, Inc. Sec. Notes, Series B 13.00% due 07/01/2015	410,000	442,800

		2,242,820

Cellular Telecom — 0.8%
Cricket Communications, Inc. Senior Sec. Notes 7.75% due 05/15/2016	1,704,000	1,797,720
Nextel Communications, Inc. Company Guar. Notes 7.38% due 08/01/2015	337,000	338,685
Sprint Nextel Corp. Senior Notes 7.00% due 08/15/2020	2,935,000	3,001,037

		5,137,442

Chemicals - Other — 0.1%
Taminco Global Chemical Corp. Sec. Notes 9.75% due 03/31/2020*	875,000	923,125

Chemicals - Specialty — 0.4%
Cabot Corp. Senior Notes 3.70% due 07/15/2022	445,000	455,637

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2012 — (continued)

Security Description	Principal Amount(13)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Chemicals - Specialty (continued)
Eastman Chemical Co. Senior Notes 4.80% due 09/01/2042	$282,000	$308,520
Eastman Chemical Co. Senior Notes 7.25% due 01/15/2024	290,000	380,259
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	214,000	299,114
Tronox Finance LLC Company Guar. Notes 6.38% due 08/15/2020*	1,150,000	1,161,500

		2,605,030

Coal — 0.3%
Alpha Natural Resources, Inc. Company Guar. Notes 6.00% due 06/01/2019	665,000	598,500
Patriot Coal Corp. Company Guar. Notes 8.25% due 04/30/2018†(7)(18)	744,000	329,220
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II Company Guar. Notes 8.38% due 06/01/2020*	815,000	829,262

		1,756,982

Commercial Services — 0.4%
Ceridian Corp. Senior Sec. Notes 8.88% due 07/15/2019*	1,375,000	1,474,687
Live Nation Entertainment, Inc. Company Guar. Notes 7.00% due 09/01/2020*	950,000	970,188

		2,444,875

Commercial Services - Finance — 0.1%
Alliance Data Systems Corp. Company Guar. Notes 6.38% due 04/01/2020*	750,000	776,250

Communications Software — 0.1%
Aspect Software, Inc. Sec. Notes 10.63% due 05/15/2017	615,000	639,600

Computer Services — 0.3%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/2015	375,000	403,427
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/2015*	900,000	927,000
International Business Machines Corp. Senior Notes 1.25% due 02/06/2017	408,000	414,240
International Business Machines Corp. Senior Notes 6.22% due 08/01/2027	280,000	380,316

		2,124,983

Consumer Products - Misc. — 0.2%
American Achievement Corp. Sec. Notes 10.88% due 04/15/2016*	523,000	453,703

Security Description	Principal Amount(13)	Value (Note 2)

Consumer Products - Misc. (continued)
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 9.88% due 08/15/2019	$925,000	$978,187

		1,431,890

Containers - Metal/Glass — 0.4%
Ball Corp. Company Guar. Notes 7.38% due 09/01/2019	891,000	995,692
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026	1,304,000	1,401,800

		2,397,492

Containers - Paper/Plastic — 0.6%
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	650,000	679,250
Graphic Packaging International, Inc. Company Guar. Notes 9.50% due 06/15/2017	400,000	441,000
Packaging Dynamics Corp. Senior Sec. Notes 8.75% due 02/01/2016*	1,395,000	1,480,444
Tekni-Plex, Inc. Senior Sec. Notes 9.75% due 06/01/2019*	859,000	897,655

		3,498,349

Data Processing/Management — 0.3%
First Data Corp. Senior Sec. Notes 6.75% due 11/01/2020*	894,000	887,295
First Data Corp. Senior Sec. Notes 7.38% due 06/15/2019*	850,000	877,625

		1,764,920

Dialysis Centers — 0.2%
DaVita, Inc. Company Guar. Notes 5.75% due 08/15/2022	923,000	959,920

Direct Marketing — 0.1%
Catalina Marketing Corp. Company Guar. Notes 11.63% due 10/01/2017*(4)	600,000	579,000

Diversified Banking Institutions — 2.3%
Ally Financial, Inc. Company Guar. Notes 5.50% due 02/15/2017	1,060,000	1,102,514
Bank of America Corp. Sub. Notes 5.42% due 03/15/2017	277,000	295,658
Bank of America Corp. Senior Notes 5.75% due 12/01/2017	1,987,000	2,221,659
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025	49,000	54,491
Citigroup, Inc. Senior Notes 4.50% due 01/14/2022	901,000	952,266

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2012 — (continued)

Security Description	Principal Amount(13)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Citigroup, Inc. Sub. Notes 5.50% due 02/15/2017	$215,000	$231,296
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	920,000	934,036
GMAC LLC Sub. Notes 8.00% due 12/31/2018	1,500,000	1,683,750
Goldman Sachs Group, Inc. Senior Notes 5.75% due 01/24/2022	781,000	861,804
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018	795,000	903,932
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	465,000	484,147
JPMorgan Chase & Co. Senior Notes 2.00% due 08/15/2017	1,410,000	1,420,872
JPMorgan Chase & Co. Sub. Notes 6.13% due 06/27/2017	588,000	688,749
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/2018(8)	243,000	271,830
JPMorgan Chase Capital XXIII FRS Limited. Guar. Bonds 1.43% due 05/15/2077	91,000	63,912
Morgan Stanley Senior Notes 5.50% due 07/28/2021	1,453,000	1,489,675
Morgan Stanley Senior Notes 6.63% due 04/01/2018	650,000	717,823

		14,378,414

Diversified Financial Services — 0.6%
Associates Corp. of North America Senior Notes 6.95% due 11/01/2018	1,330,000	1,570,960
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	1,173,000	1,424,067
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	678,000	880,344

		3,875,371

Diversified Manufacturing Operations — 0.6%
General Electric Co. Senior Notes 5.25% due 12/06/2017	140,000	166,126
Harsco Corp. Senior Notes 2.70% due 10/15/2015	169,000	169,786
Illinois Tool Works, Inc. Senior Notes 3.90% due 09/01/2042	879,000	896,542
JB Poindexter & Co., Inc. Notes 9.00% due 04/01/2022*	1,175,000	1,175,000

Security Description	Principal Amount(13)	Value (Note 2)

Diversified Manufacturing Operations (continued)
Textron, Inc. Senior Notes 4.63% due 09/21/2016	$1,000,000	$1,084,564

		3,492,018

Electric - Generation — 0.6%
AES Corp. Senior Notes 8.00% due 10/15/2017	865,000	1,009,888
Allegheny Energy Supply Co. LLC Senior Notes 6.75% due 10/15/2039*	1,310,000	1,409,860
Edison Mission Energy Senior Notes 7.63% due 05/15/2027	1,230,000	636,525
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs., Series B 9.24% due 07/02/2017	376,327	404,551

		3,460,824

Electric - Integrated — 1.3%
CenterPoint Energy Houston Electric LLC Bonds 3.55% due 08/01/2042	434,000	435,830
Cleco Power LLC Senior Notes 6.00% due 12/01/2040	187,000	222,562
Dominion Resources, Inc. Senior Notes 4.90% due 08/01/2041	450,000	533,091
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	336,000	396,846
Duke Energy Corp. Senior Notes 3.05% due 08/15/2022	512,000	513,655
Duke Energy Indiana, Inc. 1st Mtg. Notes 4.20% due 03/15/2042	431,000	456,131
Entergy Louisiana LLC 1st. Mtg. Notes 1.88% due 12/15/2014	756,000	776,392
Exelon Generation Co. LLC Senior Notes 4.25% due 06/15/2022*	1,250,000	1,299,453
Exelon Generation Co. LLC Senior Notes 5.60% due 06/15/2042*	901,000	974,342
Exelon Generation Co. LLC Senior Notes 5.75% due 10/01/2041	466,000	517,940
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	153,000	164,461
Great Plains Energy, Inc. Senior Notes 5.29% due 06/15/2022	556,000	620,190
Mirant Mid Atlantic LLC Pass-Through Trust Pass Through Certs., Series B 9.13% due 06/30/2017	222,748	239,454
Northern States Power Co. 1st Mtg. Notes 2.15% due 08/15/2022	422,000	421,546

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2012 — (continued)

Security Description	Principal Amount(13)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Electric - Integrated (continued)
Northern States Power Co. 1st Mtg. Notes 3.40% due 08/15/2042	$435,000	$429,590

		8,001,483

Electronic Components - Semiconductors — 0.0%
National Semiconductor Corp. Senior Notes 6.60% due 06/15/2017	214,000	267,062

Enterprise Software/Service — 0.2%
Epicor Software Corp. Company Guar. Notes 8.63% due 05/01/2019	1,135,000	1,169,050

Finance - Auto Loans — 0.3%
Ford Motor Credit Co. LLC Senior Notes 2.75% due 05/15/2015	500,000	506,477
General Motors Financial Co., Inc. Company Guar. Notes 4.75% due 08/15/2017*	450,000	453,052
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/2018	660,000	731,771

		1,691,300

Finance - Commercial — 0.0%
Textron Financial Corp. Senior Notes 5.40% due 04/28/2013	153,000	157,483

Finance - Credit Card — 0.0%
Capital One Capital III Limited. Guar. Bonds 7.69% due 08/15/2036	171,000	172,710

Finance - Investment Banker/Broker — 0.5%
Bear Stearns Cos. LLC Sub. Notes 5.55% due 01/22/2017	535,000	605,430
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	97,000	23,886
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†	111,000	11
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†	143,000	15
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/2016	1,733,000	1,867,595
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/2038	106,000	128,264
Scottrade Financial Services, Inc. Senior Notes 6.13% due 07/11/2021*	297,000	306,440

		2,931,641

Finance - Leasing Companies — 0.4%
Air Lease Corp. Senior Notes 5.63% due 04/01/2017*	1,737,000	1,732,658
Boeing Capital Corp. Senior Notes 2.13% due 08/15/2016	613,000	643,573

Security Description	Principal Amount(13)	Value (Note 2)

Finance - Leasing Companies (continued)
Boeing Capital Corp. Senior Notes 2.90% due 08/15/2018	$144,000	$157,160

		2,533,391

Finance - Other Services — 0.3%
National Rural Utilities Cooperative Finance Corp. Bonds 1.00% due 02/02/2015	493,000	498,910
SquareTwo Financial Corp. Sec. Notes 11.63% due 04/01/2017	1,290,000	1,122,300

		1,621,210

Financial Guarantee Insurance — 0.3%
Assured Guaranty Municipal Holdings, Inc. FRS Company Guar. Notes 6.40% due 12/15/2066*	2,705,000	1,852,925

Firearms & Ammunition — 0.1%
FGI Operating Co., LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020*	575,000	606,625

Food - Misc./Diversified — 0.1%
Unilever Capital Corp. Company Guar. Notes 0.85% due 08/02/2017	784,000	776,298

Funeral Services & Related Items — 0.2%
Carriage Services, Inc. Company Guar. Notes 7.88% due 01/15/2015	1,485,000	1,504,491

Gambling (Non-Hotel) — 0.0%
Waterford Gaming LLC Senior Notes 8.63% due 09/15/2014*(10)(11)	547,698	273,849

Gas - Distribution — 0.0%
Southern Union Co. Senior Notes 7.60% due 02/01/2024	198,000	245,013

Gas - Transportation — 0.2%
Northern Natural Gas Co. Senior Notes 4.10% due 09/15/2042*	615,000	629,260
Sabine Pass LNG LP Senior Sec. Notes 7.25% due 11/30/2013	820,000	852,800

		1,482,060

Home Furnishings — 0.4%
Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/2015	886,000	881,570
Sealy Mattress Co. Company Guar. Notes 8.25% due 06/15/2014	1,750,000	1,739,062

		2,620,632

Independent Power Producers — 0.5%
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/2020*	880,000	990,000
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	705,000	777,263

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2012 — (continued)

Security Description	Principal Amount(13)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Independent Power Producers (continued)
NRG Energy, Inc. Company Guar. Notes 7.63% due 01/15/2018	$285,000	$304,950
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/2020	925,000	996,687

		3,068,900

Insurance - Life/Health — 0.3%
Jefferson-Pilot Corp. Senior Notes 4.75% due 01/30/2014	145,000	151,445
Primerica, Inc. Senior Notes 4.75% due 07/15/2022	623,000	658,544
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/2015	462,000	507,287
Unum Group Senior Notes 5.75% due 08/15/2042	439,000	451,939

		1,769,215

Insurance - Multi - line — 0.5%
Genworth Financial, Inc. Senior Notes 7.63% due 09/24/2021	950,000	970,710
Hartford Financial Services Group, Inc. Senior Notes 6.30% due 03/15/2018	800,000	910,947
MetLife, Inc. Senior Notes 4.13% due 08/13/2042	436,000	442,622
Metropolitan Life Global Funding I Senior Sec. Notes 2.00% due 01/09/2015*	609,000	622,658

		2,946,937

Insurance - Mutual — 0.3%
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/2014*	135,000	142,089
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	1,476,000	1,503,762

		1,645,851

Insurance - Property/Casualty — 0.1%
Markel Corp. Senior Notes 4.90% due 07/01/2022	573,000	611,533

Machinery - Construction & Mining — 0.1%
Caterpillar, Inc. Senior Notes 1.50% due 06/26/2017	703,000	716,588

Marine Services — 0.3%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	1,846,000	1,933,685

Medical Instruments — 0.2%
Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/2017	1,335,000	1,376,719

Security Description	Principal Amount(13)	Value (Note 2)

Medical Products — 0.4%
Baxter International, Inc. Senior Notes 1.85% due 01/15/2017	$239,000	$247,787
Baxter International, Inc. Senior Notes 3.65% due 08/15/2042	262,000	267,436
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/2027	244,000	336,551
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020*	932,000	980,930
Universal Hospital Services, Inc. Sec. Notes 8.50% due 06/01/2015(3)	600,000	612,750

		2,445,454

Medical - Biomedical/Gene — 0.1%
Gilead Sciences, Inc. Senior Notes 4.40% due 12/01/2021	316,000	358,823

Medical - Drugs — 0.6%
Bristol-Myers Squibb Co. Senior Notes 2.00% due 08/01/2022	832,000	812,025
Bristol-Myers Squibb Co. Senior Notes 3.25% due 08/01/2042	432,000	412,299
Endo Health Solutions, Inc. Company Guar. Notes 7.25% due 01/15/2022	620,000	673,475
Johnson & Johnson Notes 5.55% due 08/15/2017	330,000	403,181
Valeant Pharmaceuticals International Company Guar. Notes 6.88% due 12/01/2018*	1,075,000	1,131,437

		3,432,417

Medical - HMO — 0.3%
AMERIGROUP Corp. Senior Notes 7.50% due 11/15/2019	850,000	990,250
Cigna Corp. Senior Notes 5.38% due 02/15/2042	317,000	359,003
Cigna Corp. Senior Notes 6.15% due 11/15/2036	259,000	313,039

		1,662,292

Medical - Hospitals — 0.9%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	1,220,000	1,294,725
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	371,000	407,636
HCA, Inc. Senior Notes 7.19% due 11/15/2015	400,000	432,000
HCA, Inc. Senior Notes 7.50% due 11/15/2095	2,152,000	1,772,710

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2012 — (continued)

Security Description	Principal Amount(13)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Medical - Hospitals (continued)
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	$1,725,000	$1,645,219

		5,552,290

Metal - Iron — 0.1%
Cliffs Natural Resources, Inc. Senior Notes 4.88% due 04/01/2021	539,000	528,741

Motion Pictures & Services — 0.1%
NAI Entertainment Holdings LLC Senior Sec. Notes 8.25% due 12/15/2017*	382,000	425,930

MRI/Medical Diagnostic Imaging — 0.2%
Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/2018	1,529,000	1,540,468

Multimedia — 0.3%
News America, Inc. Company Guar. Notes 6.55% due 03/15/2033	510,000	595,021
News America, Inc. Company Guar. Notes 8.45% due 08/01/2034	348,000	483,510
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	325,000	467,819
Time Warner, Inc. Company Guar. Notes 4.90% due 06/15/2042	567,000	615,051

		2,161,401

Music — 0.3%
WMG Acquisition Corp. Senior Sec. Notes 9.50% due 06/15/2016	1,415,000	1,549,425

Non - Ferrous Metals — 0.0%
Renco Metals, Inc. Bonds 11.50% due 07/01/2003†(5)(6)(10)(11)	75,000	0

Oil & Gas Drilling — 0.1%
Rowan Cos., Inc. Company Guar. Notes 4.88% due 06/01/2022	752,000	791,836

Oil Companies - Exploration & Production — 2.2%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/2018	925,000	929,625
Chaparral Energy, Inc. Company Guar. Notes 8.25% due 09/01/2021	635,000	692,150
Chesapeake Energy Corp. Company Guar. Notes 9.50% due 02/15/2015	1,570,000	1,723,075
Encore Acquisition Co. Company Guar. Notes 9.50% due 05/01/2016	490,000	534,100
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022*	225,000	225,562
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/2019	1,005,000	1,037,662

Security Description	Principal Amount(13)	Value (Note 2)

Oil Companies - Exploration & Production (continued)
Everest Acquisition LLC/Everest Acquisition Finance, Inc. Senior Notes 9.38% due 05/01/2020*	$410,000	$445,875
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.25% due 11/01/2019*	762,000	752,475
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 8.63% due 04/15/2020	590,000	637,200
Milagro Oil & Gas, Inc. Sec. Notes 10.50% due 05/15/2016	780,000	546,000
Newfield Exploration Co. Senior Notes 5.63% due 07/01/2024	600,000	651,000
Pioneer Natural Resources Co. Senior Notes 3.95% due 07/15/2022	515,000	535,807
Plains Exploration & Production Co. Company Guar. Notes 6.13% due 06/15/2019	535,000	564,425
Plains Exploration & Production Co. Company Guar. Notes 6.75% due 02/01/2022	740,000	799,200
QEP Resources, Inc. Senior Notes 6.88% due 03/01/2021	667,000	753,710
Samson Investment Co. Senior Notes 9.75% due 02/15/2020*	1,050,000	1,081,500
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 02/15/2023*	750,000	753,750
Union Pacific Resources Group, Inc. Senior Notes 7.15% due 05/15/2028	744,000	896,725

		13,559,841

Oil Companies - Integrated — 0.1%
Hess Corp. Senior Notes 7.88% due 10/01/2029	495,000	662,106
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	165,000	201,298

		863,404

Oil Refining & Marketing — 0.2%
Alon Refining Krotz Springs, Inc. Senior Sec. Notes 13.50% due 10/15/2014	745,000	785,975
Western Refining, Inc. Senior Sec. Notes 11.25% due 06/15/2017*	460,000	512,900

		1,298,875

Oil - Field Services — 0.4%
Exterran Holdings, Inc. Company Guar. Notes 7.25% due 12/01/2018	615,000	621,150
Green Field Energy Services, Inc. Senior Sec. Notes 13.00% due 11/15/2016*	1,430,000	1,287,000

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2012 — (continued)

Security Description	Principal Amount(13)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil - Field Services (continued)
Oil States International, Inc. Company Guar. Notes 6.50% due 06/01/2019	$580,000	$616,250

		2,524,400

Paper & Related Products — 0.7%
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	1,117,000	1,312,920
Georgia-Pacific LLC Company Guar. Notes 8.25% due 05/01/2016*	508,000	548,670
Longview Fibre Paper & Packaging, Inc. Senior Sec. Notes 8.00% due 06/01/2016*	940,000	972,900
Westvaco Corp. Company Guar. Notes 8.20% due 01/15/2030	1,305,000	1,717,238

		4,551,728

Pharmacy Services — 0.1%
Express Scripts Holding Co. Company Guar. Notes 2.10% due 02/12/2015*	655,000	667,619

Pipelines — 1.2%
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 6.13% due 07/15/2022	940,000	975,250
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.75% due 06/01/2018	600,000	630,000
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	1,105,000	1,270,750
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/2042	736,000	835,227
Enterprise Products Operating LLC Company Guar. Notes 1.25% due 08/13/2015	394,000	396,808
Enterprise Products Operating LLC Company Guar. Notes 4.45% due 02/15/2043	610,000	600,280
Enterprise Products Operating LLC Company Guar. Notes 5.20% due 09/01/2020	146,000	171,239
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/2018	700,000	736,750
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 5.50% due 02/15/2023	275,000	281,187
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.50% due 08/15/2021	450,000	482,625
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.75% due 11/01/2020	210,000	226,275
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 6.88% due 12/01/2018	520,000	561,600
Southern Star Central Corp. Senior Notes 6.75% due 03/01/2016	350,000	356,125

		7,524,116

Security Description	Principal Amount(13)	Value (Note 2)

Printing - Commercial — 0.1%
Valassis Communications, Inc. Company Guar. Notes 6.63% due 02/01/2021	$925,000	$925,000

Private Corrections — 0.1%
Geo Group, Inc. Company Guar. Notes 6.63% due 02/15/2021	850,000	902,063

Publishing - Newspapers — 0.2%
McClatchy Co. Senior Sec. Notes 11.50% due 02/15/2017	1,260,000	1,335,600

Radio — 0.2%
Entercom Radio LLC Company Guar. Notes 10.50% due 12/01/2019	850,000	930,750

Real Estate Investment Trusts — 0.6%
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/2018	308,000	325,154
HCP, Inc. Senior Notes 3.75% due 02/01/2016	175,000	185,374
Host Hotels & Resorts LP Company Guar. Notes 4.75% due 03/01/2023	89,000	91,225
Host Hotels & Resorts LP Senior Notes 5.25% due 03/15/2022*	535,000	571,781
Omega Healthcare Investors, Inc. Company Guar. Notes 5.88% due 03/15/2024*	900,000	958,500
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 8.13% due 11/01/2018	1,170,000	1,272,375
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 8.13% due 11/01/2018*	325,000	352,625

		3,757,034

Real Estate Management/Services — 0.2%
Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/2019	1,395,000	1,482,188

Real Estate Operations & Development — 0.2%
First Industrial LP Senior Notes 5.75% due 01/15/2016	1,380,000	1,445,564

Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(10)(11)	1,625,000	61

Rental Auto/Equipment — 0.5%
Ashtead Capital, Inc. Sec. Notes 6.50% due 07/15/2022*	430,000	447,200
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022*	1,140,000	1,182,750
United Rentals North America, Inc. Company Guar. Notes 8.38% due 09/15/2020	1,625,000	1,738,750

		3,368,700

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2012 — (continued)

Security Description	Principal Amount(13)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Retail - Apparel/Shoe — 0.1%
Limited Brands, Inc. Company Guar. Notes 6.63% due 04/01/2021	$790,000	$884,800

Retail - Building Products — 0.1%
McJunkin Red Man Corp. Senior Sec. Notes 9.50% due 12/15/2016	345,000	376,050

Retail - Drug Store — 0.3%
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	259,892	296,209
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	547,704	635,101
Rite Aid Corp. Senior Sec. Notes 8.00% due 08/15/2020	1,075,000	1,209,375

		2,140,685

Retail - Office Supplies — 0.3%
Office Depot, Inc. Senior Sec. Notes 9.75% due 03/15/2019*	1,945,000	1,779,675

Retail - Propane Distribution — 0.1%
AmeriGas Finance LLC/AmeriGas Finance Corp. Company Guar. Notes 6.75% due 05/20/2020	140,000	149,100
AmeriGas Finance LLC/AmeriGas Finance Corp. Company Guar. Notes 7.00% due 05/20/2022	615,000	656,513

		805,613

Retail - Restaurants — 0.5%
Dave & Buster’s, Inc. Company Guar. Notes 11.00% due 06/01/2018	880,000	981,200
Landry’s, Inc. Senior Notes 9.38% due 05/01/2020*	643,000	679,973
Wok Acquisition Corp. Company Guar. Notes 10.25% due 06/30/2020*	1,319,000	1,381,652

		3,042,825

Retail - Toy Stores — 0.2%
Toys R Us Property Co. II LLC Senior Sec. Notes 8.50% due 12/01/2017	1,200,000	1,299,000

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(5)(6)(10)(11)	25,000	0

Savings & Loans/Thrifts — 0.3%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	853,000	873,553
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	744,000	860,843

		1,734,396

Security Description	Principal Amount(13)	Value (Note 2)

Schools — 0.2%
Northwestern University Bonds 4.20% due 12/01/2047	$691,000	$770,879
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	521,000	607,111

		1,377,990

Security Services — 0.3%
ADT Corp. Company Guar. Notes 2.25% due 07/15/2017*	1,388,000	1,411,329
ADT Corp. Company Guar. Notes 3.50% due 07/15/2022*	100,000	103,872
ADT Corp. Company Guar. Notes 4.88% due 07/15/2042*	476,000	517,771

		2,032,972

Seismic Data Collection — 0.0%
Geokinetics Holdings USA, Inc. Senior Sec. Notes 9.75% due 12/15/2014	745,000	283,100

Shipbuilding — 0.3%
Huntington Ingalls Industries, Inc. Company Guar. Notes 6.88% due 03/15/2018	1,625,000	1,738,750

Special Purpose Entity — 0.2%
MassMutual Global Funding II Senior Sec. Notes 2.00% due 04/05/2017*	1,130,000	1,158,151

Steel Pipe & Tube — 0.3%
JMC Steel Group Senior Notes 8.25% due 03/15/2018*	1,705,000	1,743,363

Steel - Producers — 0.4%
AK Steel Corp. Company Guar. Notes 7.63% due 05/15/2020	1,605,000	1,420,425
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/2015	875,000	890,312

		2,310,737

Storage/Warehousing — 0.2%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	1,162,000	1,246,245

Telecom Services — 0.5%
BellSouth Telecommunications, Inc. Senior Notes 6.38% due 06/01/2028	270,000	324,344
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.18% due 12/15/2023	25,000	23,688
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.20% due 11/29/2023	125,000	118,437
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.27% due 12/11/2023	250,000	236,875

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2012 — (continued)

Security Description	Principal Amount(13)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Telecom Services (continued)
Consolidated Communications Finance Co. Company Guar. Notes 10.88% due 06/01/2020*	$825,000	$884,812
PAETEC Holding Corp. Senior Sec. Notes 8.88% due 06/30/2017	1,200,000	1,299,000

		2,887,156

Telephone - Integrated — 1.4%
AT&T, Inc. Senior Notes 0.88% due 02/13/2015	1,014,000	1,022,505
AT&T, Inc. Senior Notes 6.45% due 06/15/2034	351,000	457,154
BellSouth Corp. Senior Notes 6.55% due 06/15/2034	182,000	221,438
Century Telephone Enterprise, Inc. Senior Notes 6.88% due 01/15/2028	210,000	220,755
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	950,000	1,017,280
CenturyLink, Inc. Senior Notes 7.60% due 09/15/2039	331,000	341,956
CenturyLink, Inc. Senior Notes 7.65% due 03/15/2042	408,000	425,345
Cincinnati Bell, Inc. Company Guar. Notes 8.75% due 03/15/2018	475,000	479,750
Frontier Communications Corp. Senior Notes 8.13% due 10/01/2018	650,000	723,125
Frontier Communications Corp. Senior Notes 8.50% due 04/15/2020	400,000	446,000
Level 3 Financing, Inc. Company Guar. Notes 7.00% due 06/01/2020*	850,000	845,750
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	1,875,000	1,893,750
Verizon Communications, Inc. Senior Notes 6.40% due 02/15/2038	409,000	549,048

		8,643,856

Television — 0.1%
CBS Corp. Company Guar. Notes 4.85% due 07/01/2042	387,000	402,010
Local TV Finance LLC Senior Notes 9.25% due 06/15/2015*(3)	473,848	483,325

		885,335

Theaters — 0.1%
National CineMedia LLC Senior Sec. Notes 6.00% due 04/15/2022*	640,000	665,600

Security Description	Principal Amount(13)	Value (Note 2)

Transport - Rail — 0.1%
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111	$340,000	$418,433

Transport - Services — 0.1%
Ryder System, Inc. Senior Notes 2.50% due 03/01/2018	878,000	887,498

Travel Services — 0.2%
Sabre, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	913,000	946,096

Trucking/Leasing — 0.4%
Penske Truck Leasing Co. LP/PTL Finance Corp. Notes 3.13% due 05/11/2015*	741,000	753,054
Penske Truck Leasing Co. LP/PTL Finance Corp. Notes 3.75% due 05/11/2017*	741,000	751,595
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.88% due 07/11/2022*	915,000	915,160

		2,419,809

Web Hosting/Design — 0.2%
Equinix, Inc. Senior Notes 8.13% due 03/01/2018	930,000	1,032,300

Wire & Cable Products — 0.2%
Coleman Cable, Inc. Company Guar. Notes 9.00% due 02/15/2018	1,125,000	1,192,500

Wireless Equipment — 0.0%
Motorola, Inc. Senior Notes 6.63% due 11/15/2037	10,220	11,020

Total U.S. Corporate Bonds & Notes
(cost $246,614,166)		252,466,738

FOREIGN CORPORATE BONDS & NOTES — 9.3%
Auto/Truck Parts & Equipment - Original — 0.2%
Schaeffler Finance BV Senior Sec. Notes 7.75% due 02/15/2017*	1,200,000	1,299,000

Banks - Commercial — 1.5%
Access Finance BV Bank Guar. Notes 7.25% due 07/25/2017*	600,000	619,500
ANZ National International, Ltd. Bank Guar. Notes 1.85% due 10/15/2015*	794,000	800,634
Banco Bradesco SA Senior Notes 4.50% due 01/12/2017*	300,000	316,500
Banco de Bogota SA Senior Notes 5.00% due 01/15/2017*	260,000	276,900
Banco do Brasil SA Sub. Notes 5.88% due 01/26/2022*	390,000	411,450
Bank of Ceylon Senior Notes 6.88% due 05/03/2017*	420,000	436,800

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2012 — (continued)

Security Description	Principal Amount(13)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Banks - Commercial (continued)
Bank of Nova Scotia Senior Notes 2.55% due 01/12/2017		$647,000	$684,021
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*		267,000	283,101
LBG Capital No.1 PLC FRS Bank Guar. Notes 8.00% due 06/15/2020*(8)		868,000	781,200
National Australia Bank, Ltd. Senior Notes 1.60% due 08/07/2015		1,126,000	1,134,952
National Bank of Canada Bank Guar. Notes 1.50% due 06/26/2015		455,000	463,270
Russian Agricultural Bank OJSC Via RSHB Capital SA Senior Notes 5.30% due 12/27/2017*		440,000	462,000
Sumitomo Mitsui Banking Corp. Senior Notes 1.35% due 07/18/2015		1,344,000	1,357,523
Ukreximbank Via Biz Finance PLC Senior Notes 8.38% due 04/27/2015		390,000	365,625
Westpac Banking Corp. FRS Jr. Sub. Notes 0.93% due 03/29/2013(8)		570,000	302,100
Yapi ve Kredi Bankasi AS Senior Notes 6.75% due 02/08/2017		455,000	490,263

			9,185,839

Banks - Special Purpose — 0.4%
Burgan Finance No. 1, Ltd. Bank Guar. Notes 7.88% due 09/29/2020		550,000	599,500
Development Bank of Kazakhstan Senior Notes 5.50% due 12/20/2015		350,000	378,000
Kreditanstalt fuer Wiederaufbau Government Guar. Notes 3.75% due 09/25/2015	NOK	8,400,000	1,526,681

			2,504,181

Building & Construction Products - Misc. — 0.1%
Corp GEO SAB de CV Company Guar. Notes 9.25% due 06/30/2020*		360,000	360,900
Urbi Desarrollos Urbanos SAB de CV Company Guar. Notes 9.75% due 02/03/2022*		325,000	301,844

			662,744

Cellular Telecom — 0.1%
America Movil SAB de CV Senior Notes 3.13% due 07/16/2022		348,000	356,712

Chemicals - Diversified — 0.4%
Ineos Finance PLC Senior Sec. Notes 8.38% due 02/15/2019*		468,000	492,570
LyondellBasell Industries NV Senior Notes 5.75% due 04/15/2024		1,009,000	1,142,692

Security Description	Principal Amount(13)	Value (Note 2)

Chemicals - Diversified (continued)
OXEA Finance/Cy SCA Senior Sec. Notes 9.50% due 07/15/2017*	$993,000	$1,082,370

		2,717,632

Computers - Memory Devices — 0.1%
Seagate HDD Cayman Company Guar. Notes 7.75% due 12/15/2018	880,000	965,800

Diversified Banking Institutions — 0.0%
UBS AG Sub. Notes 7.63% due 08/17/2022	258,000	258,968

Diversified Manufacturing Operations — 0.1%
Bombardier, Inc. Senior Notes 7.50% due 03/15/2018*	760,000	845,500

Diversified Minerals — 0.5%
FMG Resources August 2006 Pty, Ltd. Senior Notes 6.00% due 04/01/2017*	775,000	730,437
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.38% due 02/01/2016*	550,000	528,000
FMG Resources August 2006 Pty, Ltd. Senior Notes 6.88% due 04/01/2022*	1,175,000	1,081,000
Teck Resources, Ltd. Company Guar. Notes 5.40% due 02/01/2043	605,000	585,944
Volcan Cia Minera SAA Senior Notes 5.38% due 02/02/2022*	108,000	116,100

		3,041,481

Electric - Generation — 0.1%
Abu Dhabi National Energy Co. Senior Notes 5.88% due 12/13/2021*	200,000	230,000
Abu Dhabi National Energy Co. Senior Notes 6.17% due 10/25/2017	115,000	133,688

		363,688

Electric - Integrated — 0.1%
Dubai Electricity & Water Authority Senior Notes 7.38% due 10/21/2020	380,000	428,260

Electric - Transmission — 0.1%
Empresa de Energia de Bogota SA Senior Notes 6.13% due 11/10/2021*	335,000	361,800

Finance - Leasing Companies — 0.1%
AerCap Aviation Solutions BV Company Guar. Notes 6.38% due 05/30/2017*	543,000	553,860
VEB-Leasing Via VEB Leasing Investment, Ltd. Senior Notes 5.13% due 05/27/2016	320,000	333,002

		886,862

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2012 — (continued)

Security Description	Principal Amount(13)	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Independent Power Producers — 0.1%
AES Drax Energy, Ltd. Sec. Notes 11.50% due 08/30/2010†(6)(9)(10)(11)	$175,000	$0
PT Perusahaan Listrik Negara Senior Notes 5.50% due 11/22/2021*	480,000	523,200

		523,200

Insurance - Multi - line — 0.2%
Catlin Insurance Co., Ltd. FRS Jr. Sub. Notes 7.25% due 01/19/2017*(8)	1,050,000	973,875

Investment Companies — 0.1%
Temasek Financial I, Ltd. Company Guar. Notes 2.38% due 01/23/2023*	919,000	922,614

Medical - Drugs — 0.6%
GlaxoSmithKline Capital PLC Company Guar. Notes 0.75% due 05/08/2015	683,000	685,838
Hypermarcas SA Senior Notes 6.50% due 04/20/2021*	290,000	297,250
Takeda Pharmaceutical Co., Ltd. Senior Notes 1.03% due 03/17/2015*	963,000	967,524
Takeda Pharmaceutical Co., Ltd. Senior Notes 1.63% due 03/17/2017*	1,898,000	1,913,681

		3,864,293

Metal - Diversified — 0.1%
Rio Tinto Finance USA PLC Company Guar. Notes 2.88% due 08/21/2022	827,000	813,805

Municipal Bonds — 0.1%
City of Kyiv Via Kyiv Finance PLC Senior Notes 9.38% due 07/11/2016*	780,000	661,211

Non - Ferrous Metals — 0.1%
Corp Nacional del Cobre de Chile Senior Notes 3.00% due 07/17/2022*	434,000	436,132

Oil & Gas Drilling — 0.1%
Transocean, Inc. Company Guar. Notes 6.80% due 03/15/2038	201,000	250,239
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031	504,000	619,310

		869,549

Oil Companies - Exploration & Production — 0.4%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	586,000	785,018
Gazprom OAO Via Gaz Capital SA Senior Notes 6.00% due 01/23/2021*	250,000	283,452
KazMunayGas National Co. Senior Notes 6.38% due 04/09/2021*	240,000	285,600

Security Description	Principal Amount(13)	Value (Note 2)

Oil Companies - Exploration & Production (continued)
KazMunayGas National Co. Senior Notes 7.00% due 05/05/2020	$500,000	$609,245
PT Pertamina Persero Senior Notes 4.88% due 05/03/2022*	740,000	789,950

		2,753,265

Oil Companies - Integrated — 1.1%
BG Energy Capital PLC Company Guar. Notes 2.88% due 10/15/2016*	443,000	469,615
BP Capital Markets PLC Company Guar. Notes 1.85% due 05/05/2017	705,000	721,522
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/2016	758,000	792,406
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/2022	326,000	347,254
BP Capital Markets PLC Company Guar. Notes 4.50% due 10/01/2020	744,000	865,577
Cenovus Energy, Inc. Senior Notes 4.45% due 09/15/2042	432,000	441,590
Petroleos de Venezuela SA Company Guar. Notes 5.38% due 04/12/2027	300,000	184,890
Petroleos de Venezuela SA Company Guar. Notes 8.50% due 11/02/2017	850,000	754,375
Petroleos Mexicanos Company Guar. Notes 4.88% due 01/24/2022*	800,000	896,000
Shell International Finance BV Company Guar. Notes 2.38% due 08/21/2022	845,000	854,976
Total Capital International SA Company Guar. Notes 1.55% due 06/28/2017	768,000	780,365

		7,108,570

Oil - Field Services — 0.3%
Schlumberger Investment SA Company Guar. Notes 2.40% due 08/01/2022*	859,000	855,084
Schlumberger Norge AS Company Guar. Notes 1.25% due 08/01/2017*	841,000	841,955

		1,697,039

Pipelines — 0.1%
TransCanada PipeLines, Ltd. Senior Notes 2.50% due 08/01/2022	418,000	424,915
Transportadora de Gas Internacional SA ESP Senior Notes 5.70% due 03/20/2022*	200,000	211,000

		635,915

Real Estate Operations & Development — 0.1%
Agile Property Holdings, Ltd. Senior Notes 9.88% due 03/20/2017	350,000	350,875

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2012 — (continued)

Security Description	Principal Amount(13)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Real Estate Operations & Development (continued)
Country Garden Holdings Co., Ltd. Senior Notes 11.13% due 02/23/2018		$410,000	$420,742

			771,617

Retail - Major Department Stores — 0.1%
LS Finance 2017, Ltd. Company Guar. Notes 5.25% due 01/26/2017		330,000	350,567

Satellite Telecom — 0.3%
Intelsat Luxembourg SA Company Guar. Notes 11.50% due 02/04/2017(3)		1,725,000	1,811,250

Semiconductor Equipment — 0.0%
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. Company Guar. Notes 10.50% due 04/15/2018		160,000	178,400

Special Purpose Entities — 0.1%
China Overseas Finance Cayman IV, Ltd. Company Guar. Notes 4.88% due 02/15/2017		410,000	434,751
Hellas Telecommunications Luxembourg II FRS Sub. Notes 6.03% due 01/15/2015*†(7)(9)(10)(11)		560,000	0

			434,751

Telecom Services — 0.3%
UPCB Finance III, Ltd. Senior Sec. Notes 6.63% due 07/01/2020*		1,200,000	1,269,000
Wind Acquisition Holdings Finance SA Senior Sec. Notes 12.25% due 07/15/2017*(3)		875,531	612,872

			1,881,872

Telephone - Integrated — 0.3%
Nippon Telegraph & Telephone Corp. Senior Notes 1.40% due 07/18/2017		953,000	963,517
Oi SA Senior Notes 9.75% due 09/15/2016*	BRL	530,000	272,454
Virgin Media Finance PLC Company Guar. Notes 5.25% due 02/15/2022		855,000	895,613

			2,131,584

Television — 0.1%
Myriad International Holding BV Company Guar. Notes 6.38% due 07/28/2017		400,000	452,500

Therapeutics — 0.4%
Warner Chilcott Co. LLC Company Guar. Notes 7.75% due 09/15/2018		2,090,000	2,251,975

Transport - Marine — 0.1%
SCF Capital, Ltd. Company Guar. Notes 5.38% due 10/27/2017		560,000	557,200

Security Description	Principal Amount(13)		Value (Note 2)

Transport - Rail — 0.3%
Canadian Pacific Railway, Ltd. Senior Notes 4.50% due 01/15/2022		$433,000	$478,123
Kazakhstan Temir Zholy Finance BV Company Guar. Notes 6.38% due 10/06/2020		705,000	821,396
RZD Capital, Ltd. Senior Notes 5.70% due 04/05/2022		400,000	447,000

			1,746,519

Transport - Services — 0.1%
Transnet SOC, Ltd. Senior Notes 4.00% due 07/26/2022*		600,000	609,750

Total Foreign Corporate Bonds & Notes
(cost $57,478,970)			58,315,920

FOREIGN GOVERNMENT AGENCIES — 16.4%
Regional Authority — 0.4%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017		1,003,000	1,017,343
Province of Alberta, Canada Notes 1.00% due 06/21/2017*		661,000	666,559
Province of British Columbia, Canada Senior Notes 2.85% due 06/15/2015		479,000	510,853

			2,194,755

Sovereign — 15.7%
Dominican Republic Senior Notes 7.50% due 05/06/2021		390,000	443,625
European Union Senior Notes 3.25% due 04/04/2018	EUR	151,000	213,821
Export Credit Bank of Turkey Bonds 5.38% due 11/04/2016		350,000	371,875
Federal Republic of Brazil Senior Notes 4.88% due 01/22/2021		1,680,000	2,005,080
Federal Republic of Brazil Senior Notes 5.63% due 01/07/2041		517,000	668,223
Federal Republic of Brazil Senior Notes 8.75% due 02/04/2025		560,000	893,200
Government of Australia Senior Notes 5.75% due 05/15/2021	AUD	300,000	376,605
Government of Australia Senior Notes 6.00% due 02/15/2017	AUD	2,035,000	2,409,986
Government of Canada Senior Notes 0.88% due 02/14/2017		663,000	670,426
Government of Canada Bonds 4.25% due 06/01/2018	CAD	2,340,000	2,741,723
Government of Canada Bonds 5.75% due 06/01/2029	CAD	1,840,000	2,792,283

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2012 — (continued)

Security Description	Principal Amount(13)		Value (Note 2)

FOREIGN GOVERNMENT AGENCIES (continued)
Sovereign (continued)
Government of Japan Senior Notes 1.70% due 09/20/2017	JPY	105,000,000	$1,440,029
Government of Japan Senior Notes 2.10% due 03/20/2027	JPY	117,600,000	1,661,057
Government of Romania Senior Notes 6.75% due 02/07/2022*		1,110,000	1,204,350
Government of Ukraine Senior Notes 7.95% due 02/23/2021		430,000	405,275
Kingdom of Denmark Bonds 4.50% due 11/15/2039	DKK	4,000,000	1,030,872
Kingdom of Norway Bonds 3.75% due 05/25/2021	NOK	12,775,000	2,544,926
Kingdom of Sweden Bonds 3.50% due 06/01/2022	SEK	16,350,000	2,930,665
Lebanese Republic Senior Notes 5.00% due 10/12/2017		1,330,000	1,291,282
Lebanese Republic Senior Notes 6.60% due 11/27/2026		1,742,000	1,698,450
Lebanese Republic Senior Notes 8.25% due 04/12/2021		1,000,000	1,112,500
Oriental Republic of Uruguay Senior Notes 7.63% due 03/21/2036		680,000	1,048,900
Republic of Argentina Senior Notes 2.50% due 12/31/2038(4)		1,072,637	353,970
Republic of Argentina Senior Notes 7.00% due 10/03/2015		686,000	596,820
Republic of Argentina Senior Notes 7.00% due 04/17/2017		450,000	351,000
Republic of Argentina Senior Notes 8.28% due 12/31/2033		1,295,177	880,721
Republic of Argentina Senior Notes 8.75% due 06/02/2017		420,000	388,500
Republic of Belarus Senior Notes 8.95% due 01/26/2018		560,000	528,920
Republic of Colombia Senior Notes 4.38% due 07/12/2021		850,000	986,000
Republic of Colombia Senior Notes 6.13% due 01/18/2041		858,000	1,169,025
Republic of Colombia Senior Notes 7.38% due 03/18/2019		620,000	824,600
Republic of Colombia Senior Notes 7.38% due 09/18/2037		400,000	614,000

Security Description	Principal Amount(13)	Value (Note 2)

Sovereign (continued)
Republic of Colombia Senior Notes 8.13% due 05/21/2024	$800,000	$1,200,000
Republic of Croatia Senior Notes 6.38% due 03/24/2021	450,000	472,500
Republic of Croatia Senior Notes 6.63% due 07/14/2020	370,000	394,975
Republic of El Salvador Senior Notes 7.38% due 12/01/2019	700,000	807,800
Republic of El Salvador Senior Notes 7.63% due 02/01/2041	850,000	959,650
Republic of Hungary Sec. Notes 4.75% due 02/03/2015	400,000	403,000
Republic of Hungary Senior Notes 6.38% due 03/29/2021	1,020,000	1,086,300
Republic of Hungary Senior Notes 7.63% due 03/29/2041	690,000	753,963
Republic of Indonesia Bonds 3.75% due 04/25/2022	900,000	930,375
Republic of Indonesia Senior Notes 4.88% due 05/05/2021	1,380,000	1,540,425
Republic of Indonesia Bonds 5.25% due 01/17/2042	496,000	551,800
Republic of Indonesia Bonds 5.25% due 01/17/2042	370,000	412,550
Republic of Indonesia Senior Notes 8.50% due 10/12/2035	410,000	631,400
Republic of Indonesia Senior Notes 11.63% due 03/04/2019	780,000	1,175,850
Republic of Ivory Coast Senior Notes 3.75% due 12/31/2032†(4)(7)	700,000	570,500
Republic of Lithuania Senior Notes 6.63% due 02/01/2022	600,000	712,500
Republic of Lithuania Senior Notes 6.75% due 01/15/2015	780,000	850,980
Republic of Panama Senior Notes 6.70% due 01/26/2036	850,000	1,212,100
Republic of Panama Senior Notes 7.13% due 01/29/2026	630,000	897,750
Republic of Peru Senior Notes 5.63% due 11/18/2050	300,000	384,750
Republic of Peru Senior Notes 6.55% due 03/14/2037	643,000	922,705

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2012 — (continued)

Security Description	Principal Amount(13)		Value (Note 2)

FOREIGN GOVERNMENT AGENCIES (continued)
Sovereign (continued)
Republic of Peru Senior Notes 7.13% due 03/30/2019		$670,000	$877,700
Republic of Peru Senior Notes 7.35% due 07/21/2025		631,000	921,260
Republic of Peru Senior Notes 8.75% due 11/21/2033		800,000	1,376,000
Republic of Poland Senior Notes 5.00% due 03/23/2022		1,105,000	1,270,750
Republic of Poland Senior Notes 5.13% due 04/21/2021		500,000	580,000
Republic of Poland Senior Notes 6.38% due 07/15/2019		720,000	884,700
Republic of Singapore Senior Notes 2.25% due 06/01/2021	SGD	1,500,000	1,303,350
Republic of Singapore Senior Notes 2.38% due 04/01/2017	SGD	1,475,000	1,288,218
Republic of South Africa Senior Notes 4.67% due 01/17/2024		1,050,000	1,179,937
Republic of Sri Lanka Senior Notes 5.88% due 07/25/2022*		480,000	493,200
Republic of Sri Lanka Senior Notes 6.25% due 10/04/2020		614,000	647,770
Republic of Sri Lanka Senior Notes 6.25% due 07/27/2021		680,000	710,550
Republic of Sri Lanka Senior Sec. Notes 7.40% due 01/22/2015		789,000	850,147
Republic of the Philippines Bonds 4.00% due 01/15/2021		1,080,000	1,192,050
Republic of the Philippines Senior Notes 6.38% due 10/23/2034		1,030,000	1,396,937
Republic of the Philippines Senior Notes 7.75% due 01/14/2031		2,230,000	3,350,575
Republic of the Philippines Bonds 9.88% due 01/15/2019		270,000	386,775
Republic of the Philippines Senior Notes 10.63% due 03/16/2025		775,000	1,329,125
Republic of Turkey Bonds 5.63% due 03/30/2021		310,000	359,600
Republic of Turkey Senior Notes 6.25% due 09/26/2022		490,000	592,900
Republic of Turkey Notes 6.75% due 04/03/2018		500,000	597,500

Security Description	Principal Amount(13)		Value (Note 2)

Sovereign (continued)
Republic of Turkey Senior Notes 6.88% due 03/17/2036		$380,000	$489,250
Republic of Turkey Senior Notes 7.00% due 09/26/2016		765,000	893,137
Republic of Turkey Senior Notes 7.50% due 07/14/2017		710,000	864,425
Republic of Turkey Senior Notes 7.50% due 11/07/2019		340,000	432,650
Republic of Turkey Senior Notes 8.00% due 02/14/2034		967,000	1,382,810
Republic of Turkey Bonds 11.88% due 01/15/2030		1,000,000	1,895,000
Republic of Uruguay Notes 8.00% due 11/18/2022		1,250,000	1,803,125
Republic of Venezuela Senior Notes 11.75% due 10/21/2026		850,000	833,000
Republic of Venezuela Senior Notes 11.95% due 08/05/2031		1,190,000	1,172,150
Republic of Venezuela Bonds 12.75% due 08/23/2022		900,000	940,500
Russian Federation Senior Notes 4.50% due 04/04/2022		800,000	887,000
Russian Federation Senior Notes 5.63% due 04/04/2042		600,000	708,750
Russian Federation Senior Notes 7.50% due 03/31/2030(4)		1,436,925	1,792,564
Swiss Confederation Bonds 2.00% due 04/28/2021	CHF	1,100,000	1,310,506
United Mexican States Senior Notes 3.63% due 03/15/2022		1,120,000	1,217,440
United Mexican States Series A Senior Notes 6.05% due 01/11/2040		590,000	786,175
United Mexican States Series A Senior Notes 6.75% due 09/27/2034		850,000	1,202,750
United Mexican States Bonds 7.25% due 12/15/2016	MXN	31,980,000	2,640,991
United Mexican States Series A Senior Notes 7.50% due 04/08/2033		140,000	212,800
United Mexican States Senior Notes 8.30% due 08/15/2031		1,100,000	1,776,500

			98,351,149

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2012 — (continued)

Security Description	Principal Amount(13)	Value (Note 2)

FOREIGN GOVERNMENT AGENCIES (continued)
Sovereign Agency — 0.3%
Eskom Holdings SOC, Ltd. Senior Notes 5.75% due 01/26/2021	$400,000	$452,000
Financing of Infrastructural Projects State Enterprise Government Guar. Bonds 7.40% due 04/20/2018	860,000	704,828
Vnesheconombank Via VEB Finance PLC Senior Notes 6.03% due 07/05/2022*	700,000	770,910

		1,927,738

Total Foreign Government Agencies
(cost $96,422,358)		102,473,642

FOREIGN GOVERNMENT TREASURIES — 0.5%
Sovereign — 0.5%
United Kingdom Gilt Treasury Bonds 4.75% due 03/07/2020 (cost $2,774,666)	GBP 1,450,000	2,907,727

U.S. GOVERNMENT AGENCIES — 15.4%
Federal Home Loan Mtg. Corp. — 4.3%
3.50% due 11/01/2041	1,803,010	1,908,800
3.50% due 02/01/2042	975,540	1,032,780
3.50% due 03/01/2042	687,195	731,822
3.50% due 04/01/2042	1,166,805	1,235,267
4.00% due 09/01/2040	282,172	302,111
4.50% due 02/01/2020	107,457	116,014
4.50% due 08/01/2020	55,857	60,305
4.50% due 03/01/2023	230,050	250,166
4.50% due 01/01/2039	137,771	148,309
4.50% due 10/01/2039	1,376,088	1,481,346
4.50% due 06/01/2040	979,856	1,088,795
4.50% due 09/01/2040	3,179,188	3,431,308
5.00% due 09/01/2018	154,703	167,842
5.00% due 07/01/2020	115,128	125,032
5.00% due 05/01/2034	261,750	292,489
5.00% due 02/01/2035	25,093	27,428
5.00% due 07/01/2035	96,621	105,220
5.00% due 11/01/2035	245,827	267,705
5.00% due 03/01/2038	217,295	235,683
5.00% due 05/01/2038	76,360	82,822
5.00% due 09/01/2038	626,834	679,878
5.00% due 03/01/2039	561,811	617,981
5.00% due 07/01/2040	1,343,191	1,460,799
5.50% due 06/01/2022	145,696	159,187
5.50% due 07/01/2035	96,430	105,956
5.50% due 05/01/2037	197,335	215,782
5.50% due 06/01/2037	8,223	8,991
5.50% due 10/01/2037	1,034,351	1,131,045
5.50% due 12/01/2037	134,022	146,551
5.50% due 01/01/2038	173,003	189,500
5.50% due 02/01/2038	185,355	202,683
5.50% due 04/01/2038	3,423,628	3,741,825
5.50% due 07/01/2038	431,999	471,979
6.00% due 01/01/2030	6,958	7,773
6.00% due 02/01/2032	5,485	6,146
6.00% due 05/01/2037	7,813	8,587
6.00% due 10/01/2037	118,185	129,898
6.00% due 10/01/2039	1,233,412	1,354,111
6.00% due 03/01/2040	461,114	507,535
6.50% due 07/01/2029	1,629	1,916
6.50% due 12/01/2035	435	496
6.50% due 02/01/2036	51,112	58,219
6.50% due 11/01/2037	128,267	146,302

Security Description	Principal Amount(13)	Value (Note 2)

Federal Home Loan Mtg. Corp. (continued)
7.00% due 06/01/2029	$7,589	$9,082
Federal Home Loan Mtg. Corp. REMIC Series 3980, Class LC 3.50% due 01/15/2042(1)	1,120,410	1,132,383
Series 3841, Class PA 5.00% due 12/15/2040(1)	831,154	898,959
Series 2626, Class SP 6.41% due 02/15/2018(1)(14)	5,169,569	313,786

		26,798,594

Federal National Mtg. Assoc. — 10.6%
3.00% due 03/01/2042	583,817	606,099
3.00% due 06/01/2042	774,722	804,291
3.50% due 01/01/2042	1,965,140	2,084,544
3.50% due 02/01/2042	1,833,315	1,944,709
3.50% due 05/01/2042	962,153	1,020,652
3.50% due 07/01/2042	1,216,068	1,290,005
4.00% due 06/01/2039	724,887	801,406
4.00% due 09/01/2040	2,342,889	2,514,792
4.00% due 10/01/2040	1,196,147	1,283,911
4.00% due 11/01/2040	4,258,760	4,571,233
4.00% due 03/01/2041	1,370,049	1,470,572
4.00% due 09/01/2041	1,906,705	2,047,199
4.00% due 10/01/2041	918,822	986,525
4.00% due 11/01/2041	2,433,482	2,612,791
4.00% due 01/01/2042	884,365	949,529
4.50% due 06/01/2019	82,477	89,381
4.50% due 01/01/2039	103,760	112,282
4.50% due 12/01/2039	2,288,853	2,571,257
4.50% due 07/01/2040	799,521	877,930
4.50% due 08/01/2040	640,302	694,892
4.50% due 09/01/2040	1,677,115	1,820,101
4.50% due 11/01/2040	260,887	283,129
4.50% due 03/01/2041	1,765,530	1,919,365
4.50% due 07/01/2041	1,632,154	1,774,367
5.00% due 03/15/2016	163,000	188,662
5.00% due 01/01/2023	202,908	220,239
5.00% due 04/01/2023	172,457	187,186
5.00% due 04/01/2035	1,260,210	1,384,979
5.00% due 01/01/2037	37,760	41,239
5.00% due 03/01/2037	52,068	57,565
5.00% due 05/01/2037	10,924	11,930
5.00% due 06/01/2037	144,618	157,942
5.00% due 07/01/2037	275,472	300,852
5.00% due 09/01/2039	1,909,993	2,139,086
5.00% due 05/01/2040	1,275,198	1,405,852
5.00% due 07/01/2040	2,054,064	2,253,579
5.00% due 08/01/2040	1,035,022	1,135,555
5.50% due 03/01/2018	5,964	6,500
5.50% due 11/01/2022	63,976	69,960
5.50% due 01/01/2029	6,348	6,983
5.50% due 05/01/2029	9,434	10,433
5.50% due 12/01/2029	668,070	733,379
5.50% due 06/01/2034	83,354	92,076
5.50% due 08/01/2034	493,406	545,032
5.50% due 03/01/2035	889,872	982,982
5.50% due 09/01/2036	592,477	650,766
5.50% due 11/01/2036	16,158	17,748
5.50% due 12/01/2036	2,011,067	2,218,975
5.50% due 04/01/2037	102,026	111,936
5.50% due 08/01/2037	2,706,532	2,975,182
5.50% due 03/01/2038	166,724	182,918
5.50% due 06/01/2038	1,824,999	2,002,265
5.50% due 06/01/2039	680,179	746,246
6.00% due 02/01/2032	21,083	23,758

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2012 — (continued)

Security Description	Principal Amount(13)	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
6.00% due 10/01/2034	$1,218	$1,368
6.00% due 10/01/2035	258,893	287,732
6.00% due 06/01/2037	653,793	722,022
6.00% due 07/01/2037	50,348	55,602
6.00% due 08/01/2037	183,302	202,431
6.00% due 10/01/2037	107,707	120,586
6.00% due 11/01/2037	1,142,104	1,261,293
6.00% due 09/01/2038	494,248	547,508
6.00% due 11/01/2038	1,599,140	1,766,024
6.00% due 12/01/2038	1,799,920	1,983,820
6.50% due 12/01/2031	21,336	24,826
6.50% due 02/01/2035	67,860	77,251
6.50% due 07/01/2036	80,663	91,893
6.50% due 11/01/2037	186,811	212,956
6.50% due 10/01/2038	883,989	998,395
8.50% due 08/01/2031	2,308	2,438
Federal National Mtg. Assoc. REMIC Series 2011-38, Class D 4.50% due 05/25/2041(1)	899,147	988,977
Federal National Mtg. Assoc. STRIPS zero coupon due 05/25/2040(1)	1,225,561	1,146,228

		66,484,117

Government National Mtg. Assoc. — 0.5%
5.50% due 08/15/2039	1,258,947	1,406,499
6.00% due 08/15/2039	1,236,902	1,399,494

		2,805,993

Total U.S. Government Agencies
(cost $93,163,710)		96,088,704

U.S. GOVERNMENT TREASURIES — 6.4%
United States Treasury Bonds — 1.2%
2.13% due 02/15/2040 TIPS(12)	536,189	785,600
2.13% due 02/15/2041TIPS(12)	157,191	231,906
3.00% due 05/15/2042	3,469,000	3,704,785
3.13% due 02/15/2042	2,774,000	3,037,097

		7,759,388

United States Treasury Notes — 5.2%
0.25% due 03/31/2014	3,688,000	3,689,586
0.50% due 07/31/2017	1,331,000	1,325,488
0.63% due 05/31/2017	430,000	431,411
1.00% due 03/31/2017	788,000	804,561
1.13% due 05/31/2019	6,600,000	6,672,191
1.63% due 08/15/2022	420,000	422,428
1.75% due 07/31/2015	13,200,000	13,753,780
1.75% due 05/15/2022	1,900,000	1,938,593
2.00% due 02/15/2022	2,131,000	2,228,894
2.13% due 05/31/2015	1,005,000	1,055,563
3.63% due 08/15/2019	52,000	61,307
3.88% due 05/15/2018	57,000	67,019

		32,450,821

Total U.S. Government Treasuries
(cost $39,820,933)		40,210,209

LOANS(10)(15)(16) — 0.3%
Casino Hotels — 0.1%
Tropicana Entertainment Term Loan 7.50% due 03/16/2018	997,500	1,004,981

Security Description	Shares/ Principal Amount(13)	Value (Note 2)

Pharmacy Services — 0.2%
Axcan Term Loan B 5.50% due 02/17/2017	$1,097,250	$1,099,993

Total Loans
(cost $2,055,044)		2,104,974

MUNICIPAL BONDS & NOTES — 0.2%
Ohio State University Revenue Bonds 4.80% due 06/01/2111	488,000	562,591
Port Authority of New York & New Jersey Revenue Bonds 4.93% due 10/01/2051	438,000	512,740

Total Municipal Bonds & Notes
(cost $921,128)		1,075,331

PREFERRED STOCK — 0.2%
Banks - Super Regional — 0.2%
Capital One Financial Corp. 6.00%	32,750	818,750
US Bancorp FRS Series A 3.50%	433	370,215

		1,188,965

Finance - Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†	101,000	10

Finance - Mortgage Loan/Banker — 0.0%
Federal Home Loan Mtg. Corp. FRS Series Z 1.00%	5,100	4,743

Total Preferred Stock
(cost $1,198,299)		1,193,718

WARRANTS — 0.0%
Oil - Field Services — 0.0%
Green Field Energy Services, Inc. Expires 11/15/2021*†	1,430	39,325

Publishing - Periodicals — 0.0%
Reader’s Digest Assoc., Inc. Expires 02/19/2014†(10)(11)	3,043	0

Television — 0.0%
ION Media Networks, Inc. Expires 12/18/2016 (strike price $500.00)†(10)(11)	159	39,750
ION Media Networks, Inc. Expires 12/18/2016 (strike price $687.00)†(10)(11)	157	23,550

		63,300

Total Warrants
(cost $27,226)		102,625

Total Long - Term Investment Securities
(cost $563,842,640)		580,018,705

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2012 — (continued)

Security Description	Shares/ Principal Amount(13)	Value (Note 2)

SHORT - TERM INVESTMENT SECURITIES — 5.4%
Time Deposits — 5.4%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 09/04/2012 (cost $33,744,000)	33,744,000	33,744,000

TOTAL INVESTMENTS
(cost $597,586,640)(18)	98.2%	613,762,705
Other assets less liabilities	1.8	11,100,430

NET ASSETS —	100.0%	$624,863,135

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2012, the aggregate value of these securities was $105,444,484 representing 16.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Collateralized Mortgage Obligation
(2)	Commercial Mortgage Backed Security
(3)	Income may be received in cash or additional bonds/shares at the discretion of the issuer.
(4)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(5)	Company has filed for Chapter 7 bankruptcy.
(6)	Security in default of principal and interest at maturity.
(7)	Security in default
(8)	Perpetual maturity — maturity date reflects the next call date.
(9)	Company has filed bankruptcy in country of issuance.
(10)	Illiquid security. At August 31, 2012, the aggregate value of these securities was $2,442,184 representing 0.4% of net assets.
(11)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(12)	Principal amount of security is adjusted for inflation.
(13)	Denominated in United States dollars unless otherwise indicated.
(14)	Interest Only
(15)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.
(16)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(17)	Company has filed for Chapter 11 bankruptcy protection.
(18)	See Note 5 for cost of investments on a tax basis.

FDIC—Federal Deposit Insurance Corp.

REMIC—Real Estate Mortgage Investment Conduit

STRIPS—Separate Trading of Registered Interest and Principal Securities

TIPS—Treasury Inflation Protected Security

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at August 31, 2012 and unless noted otherwise the dates are the original maturity dates.

Currency Legend

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

DKK—Danish Krone

EUR—Euro

GBP—British Pound

JPY—Japanese Yen

MXN—Mexican Peso

NOK—Norwegian Krone

SEK—Swedish Krona

SGD—Singapore Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Asset Backed Securities	$—	$21,023,552	$2,055,565	$23,079,117
U.S. Corporate Bonds & Notes	—	251,003,580	1,463,168	252,466,748
Foreign Corporate Bonds & Notes	—	58,315,920	0	58,315,920
Foreign Government Agencies	—	102,473,642	—	102,473,642
Foreign Government Treasuries	—	2,907,727	—	2,907,727
U.S. Government Agencies	—	96,088,704	—	96,088,704
U.S. Government Treasuries	—	40,210,209	—	40,210,209
Loans	—	—	2,104,974	2,104,974
Municipal Bonds & Notes	—	1,075,331	—	1,075,331
Preferred Stock	1,193,708	—	—	1,193,708
Warrants	—	39,325	63,300	102,625
Short-Term Investment Securities:
Time Deposits	—	33,744,000	—	33,744,000

Total	$1,193,708	$606,881,990	$5,687,007	$613,762,705

The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no transfers between Level 1 and Level 2 and no material transfers between Level 2 and Level 3. At the beginning and end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Fund.

See Notes to Financial Statements

VALIC Company II

STATEMENTS OF ASSETS AND LIABILITIES — August 31, 2012

	AGGRESSIVE GROWTH LIFESTYLE FUND	CAPITAL APPRECIATION FUND	CONSERVATIVE GROWTH LIFESTYLE FUND	CORE BOND FUND	HIGH YIELD BOND FUND	INTERNATIONAL OPPORTUNITIES FUND
ASSETS:
Investments at value (unaffiliated)*	$–	$59,452,207	$–	$643,236,477	$281,086,806	$480,760,216
Investments at value (affiliated)*	313,665,455	–	202,144,474	–	–	–
Repurchase agreements (cost approximates value)	–	–	–	–	–	5,845,000

Total Investments	313,665,455	59,452,207	202,144,474	643,236,477	281,086,806	486,605,216

Cash	54,989	121	41,971	4,292	3,935	289,936
Foreign cash*	–	–	–	–	–	3,102,294
Receivable for:
Trust shares sold	530,978	17,750	1,288,067	1,774,465	114,239	5,416
Dividends and interest	–	55,377	–	3,377,321	4,895,066	983,174
Investments sold	–	–	–	11,576,593	62,680	5,424,980
Prepaid expenses and other assets	5,242	5,834	4,241	11,052	9,224	17,670
Due from investment adviser for expense reimbursements/fee waivers	18,518	9,958	12,688	48,240	18,399	114,619
Variation margin on futures contracts	–	–	–	–	–	–

TOTAL ASSETS	314,275,182	59,541,247	203,491,441	660,028,440	286,190,349	496,543,305

LIABILITIES:
Payable for:
Trust shares reaquired	39,283	38,234	66,423	68,199	27,413	348,183
Investments purchased	491,695	–	1,221,644	21,725,398	963,575	2,319,534
Investment advisory and management fees	26,282	27,334	16,431	239,238	149,445	342,479
Shareholder services	–	12,425	–	130,996	59,622	104,378
Administrative service fees	–	3,479	–	36,679	16,694	29,225
Transfer agent fees and expenses	87	131	87	131	131	116
Trustees’ fees and expenses	3,331	2,527	2,397	7,090	5,439	13,284
Other accrued expenses	59,951	44,412	50,127	119,454	146,268	128,066
Accrued foreign tax on capital gains	–	–	–	–	–	51,378
Line of credit	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	4,202	–

TOTAL LIABILITIES	620,629	128,542	1,357,109	22,327,185	1,372,789	3,336,643

NET ASSETS	$313,654,553	$59,412,705	$202,134,332	$637,701,255	$284,817,560	$493,206,662

NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share	$340,294	$54,428	$168,187	$558,954	$372,810	$415,541
Additional paid in capital	299,329,717	66,041,272	182,819,397	589,107,033	293,280,069	663,860,956
Accumulated undistributed net investment income (loss)	4,277,620	271,133	4,049,542	16,837,062	17,059,073	8,120,182
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	(14,813,320)	(14,741,522)	2,880,026	10,233,572	(33,165,412)	(214,248,090)
Unrealized appreciation (depreciation) on investments	24,520,242	7,787,394	12,217,180	20,964,634	7,275,178	35,071,657
Unrealized appreciation (depreciation) on futures contracts and options contracts	–	–	–	–	–	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	(4,158)	37,794
Accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	(51,378)

NET ASSETS	$313,654,553	$59,412,705	$202,134,332	$637,701,255	$284,817,560	$493,206,662

SHARES OF BENEFICIAL INTEREST:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	34,029,440	5,442,809	16,818,732	55,895,386	37,280,954	41,554,085
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$9.22	$10.92	$12.02	$11.41	$7.64	$11.87

* Cost
Investments (unaffiliated)	$–	$51,664,813	$–	$622,271,843	$273,811,628	$445,688,559

Investments (affiliated)	$289,145,213	$–	$189,927,294	$–	$–	$–

Foreign cash	$–	$–	$–	$–	$–	$3,084,597

See Notes to Financial Statements

VALIC Company II

STATEMENTS OF ASSETS AND LIABILITIES — August 31, 2012 — (continued)

	LARGE CAP VALUE FUND	MID CAP GROWTH FUND	MID CAP VALUE FUND	MODERATE GROWTH LIFESTYLE FUND	MONEY MARKET II FUND
ASSETS:
Investments at value (unaffiliated)*	$147,305,740	$137,762,766	$661,551,713	$–	$171,589,655
Investments at value (affiliated)*	–	–	–	452,363,644	–
Repurchase agreements (cost approximates value)	–	3,608,000	33,287,000	–	15,953,000

Total Investments	147,305,740	141,370,766	694,838,713	452,363,644	187,542,655

Cash	3,103,659	31	1,457	65,517	429
Foreign cash*	–	–	–	–	–
Receivable for:
Trust shares sold	1,194	1,382	510,103	786,373	145,975
Dividends and interest	295,395	158,309	888,039	–	120,523
Investments sold	1,602,742	2,500,313	219,789	–	–
Prepaid expenses and other assets	10,321	8,772	21,039	7,150	10,883
Due from investment adviser for expense reimbursements/fee waivers	14,392	43,112	28,134	23,431	68,709
Variation margin on futures contracts	–	–	–	–	–

TOTAL ASSETS	152,333,443	144,082,685	696,507,274	453,246,115	187,889,174

LIABILITIES:
Payable for:
Trust shares reaquired	253,756	61,553	37,734	98,618	299,861
Investments purchased	1,029,924	1,042,345	1,633,255	687,755	–
Investment advisory and management fees	63,684	91,127	410,940	37,289	39,728
Shareholder services	31,842	30,276	145,534	–	39,728
Administrative service fees	8,916	8,478	40,750	–	11,124
Transfer agent fees and expenses	116	116	349	87	58
Trustees’ fees and expenses	6,008	4,304	15,496	5,248	7,432
Other accrued expenses	64,056	59,399	128,217	70,262	60,807
Accrued foreign tax on capital gains	–	–	–	–	–
Line of credit	192,947	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–

TOTAL LIABILITIES	1,651,249	1,297,598	2,412,275	899,259	458,738

NET ASSETS	$150,682,194	$142,785,087	$694,094,999	$452,346,856	$187,430,436

NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share	$129,129	$168,881	$401,006	$345,318	$1,876,963
Additional paid in capital	235,486,352	129,442,125	665,211,631	408,157,974	185,848,509
Accumulated undistributed net investment income (loss)	2,020,903	63,489	1,394,021	7,450,213	(5,309)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	(100,552,146)	253,088	(20,453,661)	1,466,044	(289,727)
Unrealized appreciation (depreciation) on investments	13,597,956	12,857,552	47,542,295	34,927,307	–
Unrealized appreciation (depreciation) on futures contracts and options contracts	–	–	–	–	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	–	(48)	(293)	–	–
Accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–

NET ASSETS	$150,682,194	$142,785,087	$694,094,999	$452,346,856	$187,430,436

SHARES OF BENEFICIAL INTEREST:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	12,912,932	16,888,057	40,100,639	34,531,823	187,696,251
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$11.67	$8.45	$17.31	$13.10	$1.00

* Cost
Investments (unaffiliated)	$133,707,784	$124,905,214	$614,009,418	$–	$171,589,655

Investments (affiliated)	$–	$–	$–	$417,436,337	$–

Foreign cash	$–	$–	$–	$–	$–

See Notes to Financial Statements

VALIC Company II

STATEMENTS OF ASSETS AND LIABILITIES — August 31, 2012 — (continued)

	SMALL CAP GROWTH FUND	SMALL CAP VALUE FUND	SOCIALLY RESPONSIBLE FUND	STRATEGIC BOND FUND
ASSETS:
Investments at value (unaffiliated)*	$81,419,905	$392,094,148	$572,829,115	$613,762,705
Investments at value (affiliated)*	–	–	–	–
Repurchase agreements (cost approximates value)	–	13,677,000	26,832,000	–

Total Investments	81,419,905	405,771,148	599,661,115	613,762,705

Cash	88	242,475	252	35,381
Foreign cash*	–	–	–	895,406
Receivable for:
Trust shares sold	13,180	61,965	10,378	491,495
Dividends and interest	6,241	327,554	1,203,659	6,879,220
Investments sold	273,395	2,989,316	–	8,599,954
Prepaid expenses and other assets	5,785	12,783	19,658	12,786
Due from investment adviser for expense reimbursements/fee waivers	11,551	42,006	25,965	18,442
Variation margin on futures contracts	–	38,340	183,082	–

TOTAL ASSETS	81,730,145	409,485,587	601,104,109	630,695,389

LIABILITIES:
Payable for:
Trust shares reaquired	27,981	86,887	1,192,906	180,708
Investments purchased	409,443	2,479,214	–	5,073,159
Investment advisory and management fees	58,413	225,399	128,540	273,721
Shareholder services	17,180	85,063	128,540	130,892
Administrative service fees	4,810	23,818	35,991	36,650
Transfer agent fees and expenses	131	116	116	204
Trustees’ fees and expenses	2,427	8,296	15,299	9,815
Other accrued expenses	48,676	105,918	102,239	127,105
Accrued foreign tax on capital gains	–	–	–	–
Line of credit	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–

TOTAL LIABILITIES	569,061	3,014,711	1,603,631	5,832,254

NET ASSETS	$81,161,084	$406,470,876	$599,500,478	$624,863,135

NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share	$60,259	$320,516	$478,332	$530,610
Additional paid in capital	71,784,247	375,258,996	659,323,815	577,161,929
Accumulated undistributed net investment income (loss)	(268,082)	2,143,132	8,729,498	25,060,609
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	5,675,059	(4,608,353)	(145,358,119)	5,935,521
Unrealized appreciation (depreciation) on investments	3,909,601	33,156,628	76,256,289	16,176,065
Unrealized appreciation (depreciation) on futures contracts and options contracts	–	199,957	70,663	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	–	–	–	(1,599)
Accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–

NET ASSETS	$81,161,084	$406,470,876	$599,500,478	$624,863,135

SHARES OF BENEFICIAL INTEREST:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	6,025,856	32,051,581	47,833,232	53,061,015
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$13.47	$12.68	$12.53	$11.78

* Cost
Investments (unaffiliated)	$77,510,304	$358,937,520	$496,572,826	$597,586,640

Investments (affiliated)	$–	$–	$–	$–

Foreign cash	$–	$–	$–	$900,696

See Notes to Financial Statements

VALIC Company II

STATEMENTS OF OPERATIONS — For the Year Ended August 31, 2012

	AGGRESSIVE GROWTH LIFESTYLE FUND	CAPITAL APPRECIATION FUND	CONSERVATIVE GROWTH LIFESTYLE FUND	CORE BOND FUND	HIGH YIELD BOND FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$–	$702,239	$–	$276,158	$375,149
Dividends (affiliated)	4,236,041	–	4,071,204	–	–
Interest (unaffiliated)	23	130	24	18,479,977	19,709,497

Total investment income*	4,236,064	702,369	4,071,228	18,756,135	20,084,646

EXPENSES:
Investment advisory and management fees	246,725	279,472	151,556	2,450,700	1,743,173
Administrative service fee	–	35,569	–	368,993	194,620
Shareholder services fee	–	127,033	–	1,317,832	695,072
Transfer agent fees and expenses	1,043	1,564	1,043	1,564	1,564
Custodian and accounting fees	19,318	23,042	19,321	119,015	50,881
Reports to shareholders	46,036	10,800	28,089	96,955	47,637
Audit and tax fees	27,054	30,141	27,054	41,622	35,756
Legal fees	28,263	18,029	22,425	42,900	28,296
Trustees’ fees and expenses	27,373	2,469	16,961	59,491	32,131
Interest expense	–	–	–	76	–
Other expenses	10,583	13,132	6,326	13,454	14,467

Total expenses before fee waivers, expense reimbursements, fees paid indirectly	406,395	541,251	272,775	4,512,602	2,843,597

Fees waived and expenses reimbursed by investment advisor (Note 3)	(159,670)	(109,340)	(121,219)	(453,681)	(174,520)
Fees paid indirectly (Note 7)	–	(2,841)	–	–	–

Net expenses	246,725	429,070	151,556	4,058,921	2,669,077

Net investment income (loss)	3,989,339	273,299	3,919,672	14,697,214	17,415,569

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)	–	2,397,848	–	12,560,658	4,403,930
Net realized gain (loss) on investments (affiliated)	5,870,861	–	3,373,943	–	–
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	4,028,090	–	1,165,195	–	–
Net realized gain (loss) on futures contracts	–	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	–	–	–	603	(12,676)
Net realized gain (loss) on disposal of investments in violation of investment restrictions (Note 3)	–	–	–	–	–
Net increase from payment by affiliates (Note 3)	–	–	–	–	–

Net realized gain (loss) on investments and foreign currencies	9,898,951	2,397,848	4,539,138	12,561,261	4,391,254

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	–	5,175,905	–	15,019,252	12,327,431
Change in unrealized appreciation (depreciation) on investments (affiliated)	12,034,353	–	6,808,431	–	–
Change in unrealized appreciation (depreciation) on futures contracts	–	–	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	(4,158)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	12,034,353	5,175,905	6,808,431	15,019,252	12,323,273

Net realized and unrealized gain (loss) on investments and foreign currencies	21,933,304	7,573,753	11,347,569	27,580,513	16,714,527

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$25,922,643	$7,847,052	$15,267,241	$42,277,727	$34,130,096

* Net of foreign withholding taxes on interest and dividends of	$–	$–	$–	$(5,424)	$3,341

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–

See Notes to Financial Statements

VALIC Company II

STATEMENTS OF OPERATIONS — For the Year Ended August 31, 2012 — (continued)

	INTERNATIONAL OPPORTUNITIES FUND	LARGE CAP VALUE FUND	MID CAP GROWTH FUND	MID CAP VALUE FUND	MODERATE GROWTH LIFESTYLE FUND	MONEY MARKET II FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$14,079,979	$3,215,679	$1,285,043	$9,424,390	$–	$–
Dividends (affiliated)	–	–	–	–	7,431,386	–
Interest (unaffiliated)	1,701	2,341	388	23,419	47	392,571

Total investment income*	14,081,680	3,218,020	1,285,431	9,447,809	7,431,433	392,571

EXPENSES:
Investment advisory and management fees	4,264,726	750,744	1,114,969	4,653,358	355,752	493,009
Administrative service fee	364,414	105,104	103,997	460,533	–	138,042
Shareholder services fee	1,301,477	375,372	371,417	1,644,762	–	493,009
Transfer agent fees and expenses	1,391	1,391	1,391	4,194	1,043	695
Custodian and accounting fees	494,058	57,133	50,200	173,814	19,360	29,893
Reports to shareholders	195,703	24,285	23,235	147,960	65,403	33,651
Audit and tax fees	55,364	30,035	30,134	30,278	27,054	35,761
Legal fees	56,132	21,191	21,118	52,369	34,999	23,949
Trustees’ fees and expenses	61,297	17,534	17,519	75,589	39,765	23,194
Interest expense	2,833	662	53	–	–	–
Other expenses	39,844	17,298	16,722	34,994	11,590	14,594

Total expenses before fee waivers, expense reimbursements, fees paid indirectly	6,837,239	1,400,749	1,750,755	7,277,851	554,966	1,285,797

Fees waived and expenses reimbursed by investment advisor (Note 3)	(1,631,332)	(184,542)	(487,936)	(369,850)	(199,213)	(913,018)
Fees paid indirectly (Note 7)	–	(23,498)	(40,268)	(38,807)	–	–

Net expenses	5,205,907	1,192,709	1,222,551	6,869,194	355,753	372,779

Net investment income (loss)	8,875,773	2,025,311	62,880	2,578,615	7,075,680	19,792

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)	(45,912,428)	6,340,069	3,202,737	14,542,116	–	4,374
Net realized gain (loss) on investments (affiliated)	–	–	–	–	7,926,128	–
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	–	–	–	–	4,779,133	–
Net realized gain (loss) on futures contracts	–	–	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	(928,385)	35	43	(6,350)	–	–
Net realized gain (loss) on disposal of investments in violation of investment restrictions (Note 3)	–	–	–	–	–	–
Net increase from payment by affiliates (Note 3)	–	–	–	–	–	–

Net realized gain (loss) on investments and foreign currencies	(46,840,813)	6,340,104	3,202,780	14,535,766	12,705,261	4,374

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	22,067,812	11,325,370	7,093,685	69,761,384	–	–
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	17,434,144	–
Change in unrealized appreciation (depreciation) on futures contracts	–	–	–	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	24,734	–	(290)	521	–	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	185,217	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	22,277,763	11,325,370	7,093,395	69,761,905	17,434,144	–

Net realized and unrealized gain (loss) on investments and foreign currencies	(24,563,050)	17,665,474	10,296,175	84,297,671	30,139,405	4,374

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(15,687,277)	$19,690,785	$10,359,055	$86,876,286	$37,215,085	$24,166

* Net of foreign withholding taxes on interest and dividends of	$1,022,841	$13,431	$865	$61,591	$–	$–

** Net of foreign withholding taxes on capital gains of	$233,659	$–	$–	$–	$–	$–

See Notes to Financial Statements

VALIC Company II

STATEMENTS OF OPERATIONS — For the Year Ended August 31, 2012 — (continued)

	SMALL CAP GROWTH FUND	SMALL CAP VALUE FUND	SOCIALLY RESPONSIBLE FUND	STRATEGIC BOND FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$509,178	$6,090,212	$12,251,579	$265,398
Dividends (affiliated)	–	–	–	–
Interest (unaffiliated)	139	3,521	2,505	28,888,039

Total investment income*	509,317	6,093,733	12,254,084	29,153,437

EXPENSES:
Investment advisory and management fees	679,677	2,632,303	1,568,911	2,935,987
Administrative service fee	55,973	278,094	439,295	386,752
Shareholder services fee	199,905	993,193	1,568,911	1,381,256
Transfer agent fees and expenses	1,564	1,391	1,390	2,433
Custodian and accounting fees	38,487	149,317	83,208	148,983
Reports to shareholders	12,477	62,238	98,567	98,091
Audit and tax fees	30,256	30,328	30,087	41,622
Legal fees	17,144	35,595	48,815	44,318
Trustees’ fees and expenses	9,206	46,226	73,773	63,412
Interest expense	119	21	1,519	313
Other expenses	15,008	42,124	22,912	18,547

Total expenses before fee waivers, expense reimbursements, fees paid indirectly	1,059,816	4,270,830	3,937,388	5,121,714

Fees waived and expenses reimbursed by investment advisor (Note 3)	(132,256)	(496,695)	(423,027)	(204,446)
Fees paid indirectly (Note 7)	(11,278)	(33,264)	–	–

Net expenses	916,282	3,740,871	3,514,361	4,917,268

Net investment income (loss)	(406,965)	2,352,862	8,739,723	24,236,169

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)	6,366,258	1,762,858	44,495,203	13,909,406
Net realized gain (loss) on investments (affiliated)	–	–	–	–
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	–	–	–	–
Net realized gain (loss) on futures contracts	–	162,514	2,791,278	–
Net realized foreign exchange gain (loss) on other assets and liabilities	–	–	–	(103,195)
Net realized gain (loss) on disposal of investments in violation of investment restrictions (Note 3)	–	(12,022)	–	–
Net increase from payment by affiliates (Note 3)	–	12,022	–	–

Net realized gain (loss) on investments and foreign currencies	6,366,258	1,925,372	47,286,481	13,806,211

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	3,988,403	21,802,540	43,375,585	15,991,460
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–
Change in unrealized appreciation (depreciation) on futures contracts	–	336,527	(442,246)	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	–	–	–	(29,266)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	3,988,403	22,139,067	42,933,339	15,962,194

Net realized and unrealized gain (loss) on investments and foreign currencies	10,354,661	24,064,439	90,219,820	29,768,405

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,947,696	$26,417,301	$98,959,543	$54,004,574

* Net of foreign withholding taxes on interest and dividends of	$–	$1,165	$–	$(9,730)

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–

See Notes to Financial Statements

VALIC Company II

STATEMENTS OF CHANGES IN NET ASSETS

	AGGRESSIVE GROWTH LIFESTYLE FUND		CAPITAL APPRECIATION FUND		CONSERVATIVE GROWTH LIFESTYLE FUND		CORE BOND FUND
	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$3,989,339	$3,661,474	$273,299	$221,918	$3,919,672	$3,206,503	$14,697,214	$12,245,351
Net realized gain (loss) on investments and foreign currencies	9,898,951	14,373,797	2,397,848	4,906,612	4,539,138	8,772,648	12,561,261	6,454,842
Net unrealized gain (loss) on investments and foreign currencies	12,034,353	1,128,845	5,175,905	1,920,917	6,808,431	(1,891,822)	15,019,252	(2,603,156)

Net increase (decrease) in net assets resulting from operations	25,922,643	19,164,116	7,847,052	7,049,447	15,267,241	10,087,329	42,277,727	16,097,037

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,690,313)	(3,191,507)	(222,718)	(170,287)	(3,219,194)	(2,696,341)	(13,012,553)	(8,197,945)
Net realized gain on securities	–	–	–	–	(929,328)	–	(2,108,930)	–

Total distributions to shareholders	(3,690,313)	(3,191,507)	(222,718)	(170,287)	(4,148,522)	(2,696,341)	(15,121,483)	(8,197,945)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	106,211,037	46,583,156	7,990,186	(3,682,347)	71,305,412	29,810,825	177,376,649	181,691,755

TOTAL INCREASE (DECREASE) IN NET ASSETS	128,443,367	62,555,765	15,614,520	3,196,813	82,424,131	37,201,813	204,532,893	189,590,847
NET ASSETS:
Beginning of period	185,211,186	122,655,421	43,798,185	40,601,372	119,710,201	82,508,388	433,168,362	243,577,515

End of period†	$313,654,553	$185,211,186	$59,412,705	$43,798,185	$202,134,332	$119,710,201	$637,701,255	$433,168,362

† Includes accumulated undistributed net investment income (loss) of	$4,277,620	$3,688,130	$271,133	$220,552	$4,049,542	$3,217,569	$16,837,062	$13,006,504

See Notes to Financial Statements

VALIC Company II

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	HIGH YIELD BOND FUND		INTERNATIONAL OPPORTUNITIES FUND		LARGE CAP VALUE FUND		MID CAP GROWTH FUND
	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$17,415,569	$20,406,190	$8,875,773	$7,437,712	$2,025,311	$1,640,200	$62,880	$(520,742)
Net realized gain (loss) on investments and foreign currencies	4,391,254	6,916,722	(46,840,813)	59,733,399	6,340,104	13,300,777	3,202,780	43,421,213
Net unrealized gain (loss) on investments and foreign currencies	12,323,273	(8,543,765)	22,277,763	(1,009,506)	11,325,370	5,677,786	7,093,395	(1,398,644)

Net increase (decrease) in net assets resulting from operations	34,130,096	18,779,147	(15,687,277)	66,161,605	19,690,785	20,618,763	10,359,055	41,501,827

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(19,920,886)	(20,097,831)	(9,949,170)	(6,066,669)	(1,632,027)	(2,048,446)	–	–
Net realized gain on securities	–	–	–	–	–	–	–	–

Total distributions to shareholders	(19,920,886)	(20,097,831)	(9,949,170)	(6,066,669)	(1,632,027)	(2,048,446)	–	–

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	8,228,460	2,648,456	(66,513,519)	(16,064,285)	(18,736,997)	(12,988,005)	(28,844,812)	(43,594,752)

TOTAL INCREASE (DECREASE) IN NET ASSETS	22,437,670	1,329,772	(92,149,966)	44,030,651	(678,239)	5,582,312	(18,485,757)	(2,092,925)
NET ASSETS:
Beginning of period	262,379,890	261,050,118	585,356,628	541,325,977	151,360,433	145,778,121	161,270,844	163,363,769

End of period†	$284,817,560	$262,379,890	$493,206,662	$585,356,628	$150,682,194	$151,360,433	$142,785,087	$161,270,844

† Includes accumulated undistributed net investment income (loss) of	$17,059,073	$19,269,256	$8,120,182	$8,240,933	$2,020,903	$1,627,584	$63,489	$(8,390)

See Notes to Financial Statements

VALIC Company II

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	MID CAP VALUE FUND		MODERATE GROWTH LIFESTYLE FUND		MONEY MARKET II FUND		SMALL CAP GROWTH FUND
	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,578,615	$1,453,345	$7,075,680	$6,180,491	$19,792	$19,775	$(406,965)	$(602,823)
Net realized gain (loss) on investments and foreign currencies	14,535,766	90,959,498	12,705,261	23,407,331	4,374	73,995	6,366,258	12,722,693
Net unrealized gain (loss) on investments and foreign currencies	69,761,905	(39,750,559)	17,434,144	(2,784,333)	–	–	3,988,403	(470,754)

Net increase (decrease) in net assets resulting from operations	86,876,286	52,662,284	37,215,085	26,803,489	24,166	93,770	9,947,696	11,649,116

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,159,891)	(3,681,651)	(6,217,964)	(5,796,656)	(19,792)	(19,775)	–	–
Net realized gain on securities	–	–	–	–	–	–	(5,832,710)	–

Total distributions to shareholders	(3,159,891)	(3,681,651)	(6,217,964)	(5,796,656)	(19,792)	(19,775)	(5,832,710)	–

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(5,586,840)	116,406,722	140,913,798	66,588,547	(26,980,877)	525,976	(1,793,136)	19,433,421

TOTAL INCREASE (DECREASE) IN NET ASSETS	78,129,555	165,387,355	171,910,919	87,595,380	(26,976,503)	599,971	2,321,850	31,082,537
NET ASSETS:
Beginning of period	615,965,444	450,578,089	280,435,937	192,840,557	214,406,939	213,806,968	78,839,234	47,756,697

End of period†	$694,094,999	$615,965,444	$452,346,856	$280,435,937	$187,430,436	$214,406,939	$81,161,084	$78,839,234

† Includes accumulated undistributed net investment income (loss) of	$1,394,021	$1,788,519	$7,450,213	$6,214,432	$(5,309)	$(5,309)	$(268,082)	$(4,292)

See Notes to Financial Statements

VALIC Company II

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	SMALL CAP VALUE FUND		SOCIALLY RESPONSIBLE FUND		STRATEGIC BOND FUND
	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,352,862	$1,510,762	$8,739,723	$9,017,543	$24,236,169	$25,842,891
Net realized gain (loss) on investments and foreign currencies	1,925,372	50,099,940	47,286,481	85,937,640	13,806,211	19,846,092
Net unrealized gain (loss) on investments and foreign currencies	22,139,067	28,896,595	42,933,339	29,744,992	15,962,194	(16,164,241)

Net increase (decrease) in net assets resulting from operations	26,417,301	80,507,297	98,959,543	124,700,175	54,004,574	29,524,742

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,802,695)	(4,667,231)	(9,018,906)	(8,195,892)	(27,774,842)	(24,935,131)
Net realized gain on securities	(12,532,776)	–	–	–	–	–

Total distributions to shareholders	(16,335,471)	(4,667,231)	(9,018,906)	(8,195,892)	(27,774,842)	(24,935,131)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(8,359,325)	(18,508,468)	(146,834,770)	(132,675,402)	97,841,376	33,583,418

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,722,505	57,331,598	(56,894,133)	(16,171,119)	124,071,108	38,173,029
NET ASSETS:
Beginning of period	404,748,371	347,416,773	656,394,611	672,565,730	500,792,027	462,618,998

End of period†	$406,470,876	$404,748,371	$599,500,478	$656,394,611	$624,863,135	$500,792,027

† Includes accumulated undistributed net investment income (loss) of	$2,143,132	$3,506,737	$8,729,498	$9,008,681	$25,060,609	$27,657,564

See Notes to Financial Statements

VALIC Company II

NOTES TO FINANCIAL STATEMENTS

Note 1 — Organization

VALIC Company II (the “Series” or “VC II”) was organized as a Delaware business trust on May 6, 1998, by The Variable Annuity Life Insurance Company (“VALIC” or the “Adviser”). VALIC, the investment adviser to VC II, is an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). VC II is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Series consists of 15 separate mutual funds (collectively the “Funds” or each a “Fund”), each of which issues its own class of shares of beneficial interest:

Aggressive Growth Lifestyle Fund*	Mid Cap Value Fund
Capital Appreciation Fund	Moderate Growth Lifestyle Fund*
Conservative Growth Lifestyle Fund*	Money Market II Fund
Core Bond Fund	Small Cap Growth Fund
High Yield Bond Fund	Small Cap Value Fund
International Opportunities Fund†	Socially Responsible Fund
Large Cap Value Fund	Strategic Bond Fund
Mid Cap Growth Fund

*	The Lifestyle Funds represent “Fund of Funds” which invest in the VALIC Company I (“VC I”) and/or VC II Mutual Funds.
†	The International Small Cap Equity Fund’s name changed to the International Opportunities Fund effective May 1, 2012.

Each Fund is diversified as defined by the 1940 Act.

Indemnifications. Under VC II’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, VC II enters into contracts that contain the obligation to indemnify others. The Funds’ maximum exposure under these arrangements is unknown. Currently, however, VC II expects the risk of loss to be remote.

Note 2 — Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements:

A. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Funds disclose the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.).

Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Funds’ net assets as of August 31, 2012 are reported on a schedule following the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a Fund uses the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees (“the Board” or the “Trustees”) to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available and are generally categorized as Level 2 or Level 3 depending on the observability of inputs. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

Senior Secured Floating Rate Loans (“Loans”) for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service, and are generally categorized as Level 2 or Level 3 depending on the availability of market activity and/or observable market data.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade and are generally categorized as Level 1. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. eastern time forward rate and are generally categorized as Level 2.

For the Money Market II Fund, securities are valued at amortized cost, which approximates market value and are generally categorized as Level 2. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with rule 2a-7 under the 1940 Act, the Board has adopted procedures intended to stabilize the Money Market II Fund net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Money Market II Fund market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted a policy and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Fund, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Fund’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

B. Derivative Instruments

The following tables represent the value of derivatives held as of August 31, 2012, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the year ending August 31, 2012:

	High Yield Fund
	Asset Derivatives 2012		Liability Derivatives 2012
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Foreign exchange contracts(2)	Unrealized appreciation on forward foreign currency contracts	$—	Unrealized depreciation on forward foreign currency contracts	$4,202

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Foreign exchange contracts(2)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	$(8,981)	$(4,202)

(1)	The Fund’s derivative contracts held during the period ended August 31, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional par amount outstanding for forward foreign currency contracts was $95,777.

	Small Cap Value Fund
	Asset Derivatives 2012		Liability Derivatives 2012
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$38,340	Variation margin on futures contracts	$—

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts/Change in unrealized appreciation (depreciation) on futures contracts	$162,514	$336,527

(1)	The Fund’s derivative contracts held during the period ended August 31, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $4,544,993.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $199,957 as reported in the Portfolio of Investments.

	Socially Responsible Fund
	Asset Derivatives 2012		Liability Derivatives 2012
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$183,082	Variation margin on futures contracts	$—

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts/Change in unrealized appreciation (depreciation) on futures contracts	$2,791,278	$(442,246)

(1)	The Fund’s derivative contracts held during the period ended August 31, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $19,894,487.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $70,663 as reported in the Portfolio of Investments.

Strategic Bond Fund
	Asset Derivatives 2012		Liability Derivatives 2012
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Foreign exchange contracts(2)	Unrealized appreciation on forward foreign currency contracts	$—	Unrealized depreciation on forward foreign currency contracts	$—

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Foreign exchange contracts(2)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	$19,357	$—

(1)	The Fund’s derivative contracts held during the period ended August 31, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional par amount outstanding for forward foreign currency contracts was $636,361.

Forward Foreign Currency Contracts: Certain Funds may enter into forward contracts for various purposes, including to facilitate settlement of foreign currency denominated Fund transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates, to hedge portfolio exposure to benchmark currency allocations, to manage and/or gain exposure to certain foreign currencies or to enhance return. During the period ended August 31, 2012, the High Yield Bond and the Strategic Bond Funds used forward contracts to protect securities and related receivables and payables against changes in future foreign exchange rates. As of August 31, 2012, the High Yield Bond Fund had open forward contracts, which are reported on a schedule following the Fund’s Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Fund as unrealized appreciation or depreciation. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Funds of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum risk due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other Fund transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures: Certain of the Funds may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, to manage duration and yield curve positioning or to enhance income or total return. During the year ended August 31, 2012, the Small Cap Value Fund and Socially Responsible Fund used equity futures contracts to increase or decrease exposure to equity markets. As of August 31, 2012, the following Funds had open futures contracts: Small Cap Value Fund and Socially Responsible Fund, which are reported on a schedule following each Fund’s Portfolio of Investments.

Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Subsequent payments, known as “Variation Margin” are made or received by the Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statement of Assets and Liabilities as variation margin for changes in the value of the contracts and as due to/from broker for the changes in the value of the initial margin requirement. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Funds of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Funds will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Funds since the futures contracts are generally exchange-traded.

C. Structured Securities

Certain of the Funds may invest in structured securities for various purposes, including managing exposure to fluctuations in currency exchange rates, interest rates, commodity prices, indices or other financial indicators or for speculation. As of August 31, 2012, none of the Funds held structured securities.

Structured securities include notes, bonds or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in two or more References. The interest rate or

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of structured securities may provide that under certain circumstances no principal is due at maturity and, therefore, may result in the loss of a Fund’s entire investment in the structured security. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference (i.e. leveraged structured securities). Consequently, leveraged structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex fixed income investments (i.e. investment grade corporate bonds).

The risks of investing in a particular structured security will depend on the terms of the investment; however, structured securities generally will expose the Fund to counterparty risk, illiquidity risk and market risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contract. Illiquidity risk arises because structured securities are typically sold in private placement transactions with no active trading market. Market risk is the risk that there will be an unfavorable change in the Reference. Investments in structured securities may be more volatile than their underlying instruments; however, generally any loss is limited to the amount of the original investment.

D. Stripped Mortgage-Backed Securities

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBSs have greater market volatility than other types of U.S. government securities in which a Fund invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Fund’s yield.

E. Inflation-Indexed Bonds

Certain Funds may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation-indexed bonds are recorded in the Statement of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statement of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

F. Repurchase Agreements

The Funds, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”) may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations.

In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Funds’ custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

As of August 31, 2012, the following funds held an undivided interest in the joint repurchase agreement with State Street Bank and Trust Co.:

Fund	Percentage Ownership	Principal Amount
Small Cap Value	1.04%	$4,102,000
Socially Responsible	6.82%	26,832,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank and Trust Co., dated August 31, 2012, bearing interest at a rate of 0.01% per annum, with a principal amount of $393,713,000, a repurchase price of $393,713,437 and maturity date of September 4, 2012. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Bonds	3.13%	11/15/2041	$34,550,000	$37,652,452
U.S. Treasury Bonds	3.13	02/15/2042	52,565,000	56,816,983
U.S. Treasury Bonds	5.38	02/15/2031	38,275,000	55,964,978
U.S. Treasury Bonds	6.13	11/15/2027	37,440,000	57,406,303
U.S. Treasury Bonds	6.13	08/15/2029	125,000,000	193,750,875

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

As of August 31, 2012, the following funds held an undivided interest in the joint repurchase agreement with UBS Securities, LLC:

Fund	Percentage Ownership	Principal Amount
Money Market II	15.95%	$15,953,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities, LLC, dated August 31, 2012, bearing interest at a rate of 0.17% per annum, with a principal amount of $100,000,000, a repurchase price of $100,001,889 and maturity date of September 4, 2012. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Inflation Index Notes	2.00%	01/15/2014	$78,612,800	$102,100,108

Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates and realized gains and losses on forward foreign currency contracts.

G. Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders

Security transactions are recorded on a trade date basis. Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Funds are informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations. For the Lifestyle Funds, distributions from income from the underlying Funds, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from the underlying Funds, if any, are recorded to realized gains on the ex-dividend date.

Realized gains and losses on the sale of investments are calculated on the identified cost basis. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains at various rates. India, Thailand, and certain other countries tax regulations require that taxes be paid on capital gains realized by the Funds.

Distributions received from REIT investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

Expenses common to all Funds, not directly related to individual Funds are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. For the Lifestyle Funds, the expenses included in the accompanying financial statements reflect the expenses of the Lifestyle Funds and do not include any expenses associated with the underlying Funds.

Dividends from net investment income, if any, are normally declared and paid annually, except for the Money Market II Fund, which declares daily and pays monthly. Distributions from net realized capital gains, if any, are normally declared and paid annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any capital gains on investments, to its shareholders. Therefore, no federal tax provision is required. Each Fund is considered a separate entity for tax purposes. The Funds file U.S. federal and certain state income tax returns. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2009.

H. Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period.

Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

I. New Accounting Pronouncements

In May 2011, the FASB issued ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU 2011-04 requires common fair value measurement and disclosure requirements between U.S. GAAP and International Financial Reporting Standards. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. All required changes to accounting policies have been made in accordance with ASU No. 2011-04.

In December 2011, the FASB issued ASU No. 2011-11, “Disclosures about Offsetting Assets and Liabilities”. ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The new and revised disclosures are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, management is evaluating the implications of ASU 2011-11 and its impact on the financial statements.

Note 3 — Advisory Fees and Other Transactions with Affiliates

VALIC, serves as investment adviser to VC II. Certain officers and trustees of VC II are officers and directors of VALIC or affiliates of VALIC. VALIC receives from VC II a monthly fee based on each Fund’s average daily net asset value at the following annual rates:

Aggressive Growth Lifestyle Fund	0.10%
Capital Appreciation Fund	0.55% on first $1 billion
0.525% on asset over $1 billion
Conservative Growth Lifestyle Fund	0.10%
Core Bond Fund	0.50% on the first $200 million
0.45% on the next $300 million
0.40% on assets over $500 million
High Yield Bond Fund	0.65% on the first $150 million
0.60% on the next $350 million
0.55% on assets over $500 million
International Opportunities Fund	0.90% on the first $100 million
0.80% on the next $650 million
0.75% on assets over $750 million
Large Cap Value Fund	0.50% on the first $500 million
0.475% on assets over $500 million
Mid Cap Growth Fund	0.80% on the first $50 million
0.75% on the next $50 million
0.70% on the next $150 million
0.65% on the next $250 million
0.60% on assets over $500 million
Mid Cap Value Fund	0.75% on the first $100 million
0.725% on the next $150 million
0.70% on the next $250 million
0.675% on the next $250 million
0.65% on the assets over $750 million
Moderate Growth Lifestyle Fund	0.10%
Money Market II Fund	0.25%
Small Cap Growth Fund	0.85% on the first $100 million
0.80% on assets over $100 million
Small Cap Value Fund	0.75% on the first $50 million
0.65% on the assets over $50 million

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

Socially Responsible Fund	0.25% on the first $1 billion
0.24% on assets over $1 billion
Strategic Bond Fund	0.60% on the first $200 million
0.50% on the first $300 million
0.45% on the first $500 million

VALIC entered into sub-advisory agreements with the following:

Columbia Management Investment Advisers, LLC (“Columbia”)—subadviser for the Mid Cap Growth Fund.

Janus Capital Management, LLC (“Janus”)—subadviser for a portion of the Large Cap Value Fund.

J.P. Morgan Investment Management, Inc. (“JPMIM”)—subadviser for the Small Cap Growth Fund and a portion of the Small Cap Value Fund.

Metropolitan West Capital Management, LLC (“MetWest Capital”)—subadviser for a portion of the Small Cap Value Fund.

Massachusetts Financial Services Company (“MFS”)(1)—subadviser for a portion of the International Opportunities Fund.

PineBridge Investments, LLC (“PineBridge”)—subadviser for the Strategic Bond Fund, Core Bond Fund, Aggressive, Moderate and Conservative Growth Lifestyle Funds.

Robeco Investment Management, Inc. (“Robeco”)(2)—subadviser for a portion of the Mid Cap Value Fund.

SunAmerica Asset Management Corp. (“SunAmerica”)—subadviser for the Money Market II Fund, Socially Responsible Fund, and a portion of the Small Cap Value Fund.

The Boston Company Asset Management, LLC (“The Boston Co.”)(3)—subadviser for the Capital Appreciation Fund and a portion of the Large Cap Value Fund.

Tocqueville Asset Management, LP (“Tocqueville”)—subadviser for a portion of the Mid Cap Value Fund.

UBS Global Asset Management (Americas) Inc. (“UBS Global”)(4)—subadviser for a portion of the International Opportunities Fund.

Wellington Management Company LLP—subadviser for the High Yield Bond Fund and a portion of the Mid Cap Value Fund.

(1)	Effective June 20, 2012, MFS replaced Invesco Advisers, Inc. as subadviser for a portion of the International Opportunities Fund.
(2)	Effective December 5, 2011, Robeco replaced Nuveen Asset Management, LLC as subadviser for a portion of the Mid Cap Value Fund.
(3)	Effective December 5, 2011, The Boston Co. replaced Bridgeway Capital Management, Inc. as the subadviser of the Capital Appreciation Fund.
(4)	Effective December 5, 2011, UBS Global replaced PineBridge as subadviser for a portion of the International Opportunities Fund.

The subadvisers are compensated for their services by VALIC.

VALIC contractually agreed to waive fees and/or reimburse expenses, if necessary, at or below the following percentages of each Fund’s average net assets through December 31, 2012. For the purposes of waived fee and/or reimbursed expense calculations, annual fund operating expenses shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. The contractual expense waivers and fee reimbursements will continue indefinitely, subject to termination by the Board, including a majority of the Trustees who are not deemed to be interested persons of the Fund or VALIC as defined by Section 2(a)(19) of the 1940 Act (“the Disinterested Directors”).

Fund	Maximum Expense Limitation
Aggressive Growth Lifestyle	0.10%
Capital Appreciation	0.85%
Conservative Growth Lifestyle	0.10%
Core Bond	0.77%
High Yield Bond	0.96%
International Opportunities	1.00%
Large Cap Value	0.81%
Mid Cap Growth	0.85%
Mid Cap Value	1.05%
Moderate Growth Lifestyle	0.10%
Money Market II	0.55%
Small Cap Growth	1.16%
Small Cap Value	0.95%
Socially Responsible	0.56%
Strategic Bond	0.89%

For the year ended August 31, 2012, pursuant to the contractual expense limitations in the above table, VALIC waived fees and/or reimbursed expenses as follows:

Fund	Amount
Aggressive Growth Lifestyle	$159,670
Capital Appreciation	109,340
Conservative Growth Lifestyle	121,219
Core Bond	453,681

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

Fund	Amount
High Yield Bond	$174,520
International Opportunities	1,631,332
Large Cap Value	184,542
Mid Cap Growth	487,936
Mid Cap Value	369,850
Moderate Growth Lifestyle	199,213
Money Market II	201,178
Small Cap Growth	132,256
Small Cap Value	496,695
Socially Responsible	423,027
Strategic Bond	204,446

VALIC may also voluntarily waive fees and/or reimburse expenses, including to avoid a negative yield on the Money Market II Fund. The voluntary waivers and/or reimbursements may be terminated at any time at the option of VALIC. The exact amount of the voluntary waivers and/or reimbursements may change on a day-to-day basis. There is no guarantee that the Money Market II Fund will be able to avoid a negative yield. For the year ended August 31, 2012, VALIC voluntarily waived fees and/or reimbursed expenses of $711,840 for the Money Market II Fund.

VC II, on behalf of each Fund, other than the Lifestyle Funds, has entered into an Administrative Services Agreement with SunAmerica (“Administrator”). SunAmerica receives from each Fund, other than the Lifestyle Funds, an annual fee of 0.07% based on the average daily net asset value of the Fund. Pursuant to the Administrative Services Agreement, SunAmerica provides administrative services to the Board, regulatory reporting, internal legal and compliance services, fund accounting and related portfolio accounting services, all necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Funds and other services. Without limiting the generality of the foregoing, the Administrator (or its appointed service provider): assists with the preparation of prospectuses, statements of additional information, registration statements, and proxy materials; develops and prepares communications to shareholders, including the annual and semi-annual reports to shareholders; coordinates and supervises the preparation and filing of Fund tax returns; assists with the design, development, and operation of the Funds; prepares the Funds’ financial statements; determines the net asset value of the Funds’ shares; supervises the Funds’ transfer agent with respect to the payment of dividends and other distributions to shareholders; and calculates performance data of the Funds. During the year ended August 31, 2012, VC II expensed $2,931,386 for accounting and administrative services.

VC II, on behalf of each Fund, has entered into a Transfer Agency and Services Agreement with VALIC. VALIC receives from the Series and VCI an annual fee of $132,510, which is allocated to each Fund based on shareholder accounts. Under this agreement, VALIC provides services which include the issuance and redemption of shares, payment of dividends between VC II and their “Institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of accounts and tax reporting. In addition to the above, VALIC provides “Blue Sky” registration and reporting for the Fund to offer shares in applicable states and to effect and maintain, as the case may be, including but not limited to, the qualification of shares of the Fund that are sold outside of the variable annuity or variable universal life and are for sale under the securities laws of the jurisdictions to qualified plans. For the year ended August 31, 2012, VC II expensed $23,661 in transfer agency and services fees.

VC II, on behalf of each Fund, other than the Lifestyle Funds, has entered into a Shareholder Services Agreement with VALIC. Under the agreement, VALIC provides record keeping, account maintenance, and other administrative and shareholder services for contract owners and participants. VALIC receives from each Fund, other than the Lifestyle Funds, an annual fee of 0.25% based on average daily net assets of the Fund. For the year ended August 31, 2012, VC II expensed $10,469,239 in shareholder service expenses.

On January 23, 2001, the Board ratified a Deferred Compensation Plan for its independent trustees who are not officers, directors, or employees of VALIC, or an affiliate of VALIC. The effective date of the plan was January 1, 2001. The first deferred payment was made in March of 2001. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred may be invested in up to six different affiliated mutual funds that are specified in the plan as selected by the trustees. Obligations under the deferred compensation plan represents unsecured claims against the general assets of the Funds. For the year ended August 31, 2012, VC II has deferred $15,335 of trustee compensation.

On January 23, 2001, the Board approved a retirement plan for its independent trustees who are not officers, directors, or employees of VALIC or an affiliate of VALIC. The Series and VC I are responsible for the payment of the retirement benefits, as well as all administration expenses of the plan. Generally, benefits vested under the plan are payable for a ten-year period upon retirement and are based upon each Trustee’s years of service. In the event of a Trustee’s death prior to complete distribution of benefits, the Trustee’s beneficiary or estate will be entitled to receive installment payments or a discounted lump-sum payment of the remaining benefits.

Effective December 31, 2008, the Retirement Plan was terminated. As a result of terminating the retirement plan, (1) the Retirement Plan was frozen as to future accruals for active Participants as of December 31, 2008, and (2) permits active Participants to elect to receive a distribution of their entire Retirement Plan account balance in 2010. On May 24, 2010, VC II made lump sum payments to the Directors in accordance with the terms of the Retirement Plan.

The following amounts for the retirement plan liability are included in the Trustees’ fees and expenses line on the Statement of Assets and Liabilities and the amounts for the retirement plan expenses are included in the Trustees’ fees and expenses on the Statement of Operations:

Fund	Retirement Plan Liability as of August 31, 2012	Retirement Plan Expense	Retirement Plan Payments
		For the year ended August 31, 2012
Aggressive Growth Lifestyle	$—	$—	$—
Capital Appreciation	—	—	17
Conservative Growth Lifestyle	—	—	—
Core Bond	—	—	72
High Yield Bond	—	—	88

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

Fund	Retirement Plan Liability as of August 31, 2012	Retirement Plan Expense	Retirement Plan Payments
		For the year ended August 31, 2012
International Opportunities	$—	$—	$224
Large Cap Value	—	—	60
Mid Cap Growth	—	—	69
Mid Cap Value	—	—	200
Moderate Growth Lifestyle	—	—	—
Money Market II	—	—	86
Small Cap Growth	—	—	18
Small Cap Value	—	—	147
Socially Responsible	—	—	274
Strategic Bond	—	—	158

At August 31, 2012, VALIC, through its insurance company separate accounts, owned over five percent of the outstanding shares of the following Funds:

Fund	VALIC
Aggressive Growth Lifestyle	100.00%
Capital Appreciation	100.00
Conservative Growth Lifestyle	100.00
Core Bond	100.00
High Yield Bond	99.93
International Opportunities	100.00
Large Cap Value	100.00
Mid Cap Growth	100.00
Mid Cap Value	99.51
Moderate Growth Lifestyle	100.00
Money Market II	100.00
Small Cap Growth	100.00
Small Cap Value	100.00
Socially Responsible	100.00
Strategic Bond	99.90

As disclosed in the portfolio of investments, certain Funds own securities issued by AIG or an affiliate thereof. As of August 31, 2012, the following Funds recorded realized gains (losses) and income on security transactions of AIG and subsidiaries of AIG as follows:

Aggressive Growth Lifestyle Fund
Security	Income	Capital Gain Distribution Received	Market Value at 08/31/11	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value at 08/31/12
VALIC Co. I Blue Chip Growth Fund	$1,320	$—	$12,578,771	$565,564	$5,965,834	$1,764,259	$(455,903)	$8,486,857
VALIC Co. I Capital Conservation Fund	—	—	—	16,078,777	—	—	479,594	16,558,371
VALIC Co. I Dividend Value Fund	253,086	—	11,076,298	14,533,846	3,635,722	539,157	2,468,055	24,981,634
VALIC Co. I Emerging Economies Fund	191,751	—	—	26,412,178	2,634,879	235,666	(588,910)	23,424,055
VALIC Co. I Foreign Value Fund	280,018	—	3,242,409	7,909,146	10,095,329	(1,148,154)	91,928	—
VALIC Co. I Global Real Estate Fund	220,266	722,870	10,063,549	1,438,490	159,727	26,041	306,919	11,675,272
VALIC Co. I Government Securities Fund	—	—	3,686,310	15,691,277	3,813,927	173,114	(14,995)	15,721,779
VALIC Co. I Inflation Protected Fund	148,700	—	9,174,576	917,853	7,811,689	539,233	(347,281)	2,472,692
VALIC Co. I International Equities Fund	153,793	—	4,914,097	3,896,822	1,937,447	464,734	(541,968)	6,796,238
VALIC Co. I International Growth Fund	—	—	—	6,629,592	—	—	398,037	7,027,629
VALIC Co. I Mid Cap Strategic Growth Fund	5,763	—	7,909,386	128,064	6,515,342	(172,130)	(113,798)	1,236,180
VALIC Co. I Nasdaq-100 Index Fund	29,477	956,776	7,361,803	1,831,782	22,642	1,592	930,104	10,102,639
VALIC Co. I Science & Technology Fund	—	—	7,142,914	818,796	282,000	33,118	682,129	8,394,957
VALIC Co. I Small Cap Special Values Fund	21,848	—	4,593,296	237,565	2,048,023	514,432	(292,230)	3,005,040
VALIC Co. I Stock Index Fund	567,151	1,920,042	27,340,037	78,226,053	37,286,469	186,331	5,068,080	73,534,032
VALIC Co. II Capital Appreciation Fund	33,345	—	6,317,524	3,487,372	94,308	37,912	1,223,351	10,971,851
VALIC Co. II Core Bond Fund	735,921	119,270	19,872,112	29,911,532	7,107,422	222,657	1,522,771	44,421,650
VALIC Co. II High Yield Bond Fund	798,074	—	10,161,398	2,021,220	10,317,338	271,463	(87,628)	2,049,115
VALIC Co. II Mid Cap Growth Fund	—	—	5,341,822	327,165	1,710,386	20,878	184,508	4,163,987
VALIC Co. II Mid Cap Value Fund	89,565	—	12,689,147	5,705,459	3,894,453	1,693,095	712,786	16,906,034
VALIC Co. II Small Cap Growth Fund	—	226,298	4,622,059	485,679	1,836,535	422,451	(231,655)	3,461,999
VALIC Co. II Small Cap Value Fund	25,133	82,834	4,593,328	289,419	2,069,276	28,367	(1,993)	2,839,845
VALIC Co. II Strategic Bond Fund	680,830	—	12,298,930	2,756,108	280,536	16,645	642,452	15,433,599

	$4,236,041	$4,028,090	$184,979,766	$220,299,759	$109,519,284	$5,870,861	$12,034,353	$313,665,455

†	Includes reinvestment of distributions paid.

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

Conservative Growth Lifestyle Fund
Security	Income	Capital Gain Distribution Received	Market Value at 08/31/11	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value at 08/31/12
VALIC Co. I Blue Chip Growth Fund	$451	$—	$4,642,903	$136,223	$2,392,423	$301,908	$142,866	$2,831,477
VALIC Co. I Capital Conservation Fund	—	—	—	16,646,281	—	—	459,277	17,105,558
VALIC Co. I Dividend Value Fund	86,841	—	2,996,464	4,201,655	958,916	137,031	788,663	7,164,897
VALIC Co. I Emerging Economies Fund	39,848	—	—	5,799,131	675,107	60,382	(119,081)	5,065,325
VALIC Co. I Foreign Value Fund	114,722	—	—	4,285,173	4,272,505	(12,668)	—	—
VALIC Co. I Global Real Estate Fund	43,749	143,577	2,063,800	261,665	131,615	48,887	8,576	2,251,313
VALIC Co. I Government Securities Fund	78,402	31,765	3,569,163	8,502,406	844,965	25,246	139,699	11,391,549
VALIC Co. I Inflation Protected Fund	239,016	—	15,225,769	1,881,406	1,379,241	100,905	867,741	16,696,580
VALIC Co. I International Equities Fund	30,668	—	1,018,348	564,695	731,106	43,515	(66,339)	829,113
VALIC Co. I International Government Bond Fund	84,728	25,543	2,398,072	423,040	20,718	193	2,755	2,803,342
VALIC Co. I International Growth Fund	—	—	—	1,297,841	—	—	77,922	1,375,763
VALIC Co. I Mid Cap Strategic Growth Fund	—	—	2,313,965	—	2,225,741	(134,926)	46,702	—
VALIC Co. I Nasdaq-100 Index Fund	4,627	150,196	1,194,076	250,331	710,431	67,284	66,853	868,113
VALIC Co. I Science & Technology Fund	—	—	2,771,030	150,097	2,398,551	521,275	(219,786)	824,065
VALIC Co. I Small Cap Special Values Fund	4,809	—	893,777	40,076	1,012,449	159,308	(80,712)	—
VALIC Co. I Stock Index Fund	179,916	609,092	9,823,822	23,094,193	11,975,056	(45,984)	1,548,721	22,445,696
VALIC Co. II Capital Appreciation Fund	9,149	—	1,809,705	829,930	105,289	39,388	300,504	2,874,238
VALIC Co. II Core Bond Fund	901,202	146,056	25,273,391	51,375,444	9,900,317	262,602	2,098,406	69,109,526
VALIC Co. II High Yield Bond Fund	1,365,456	—	17,981,143	2,574,055	7,825,606	333,904	421,591	13,485,087
VALIC Co. II Mid Cap Growth Fund	—	—	1,147,245	43,151	442,836	(3,826)	29,877	773,611
VALIC Co. II Mid Cap Value Fund	39,421	—	7,022,237	1,485,563	4,025,086	1,563,599	(631,688)	5,414,625
VALIC Co. II Small Cap Growth Fund	—	41,003	899,415	77,925	980,056	(82,814)	85,530	—
VALIC Co. II Small Cap Value Fund	5,451	17,963	893,810	57,132	982,122	(49,369)	80,549	—
VALIC Co. II Strategic Bond Fund	842,748	—	15,602,043	2,710,371	275,726	38,103	759,805	18,834,596

	$4,071,204	$1,165,195	$119,540,178	$126,687,784	$54,265,862	$3,373,943	$6,808,431	$202,144,474

†	Includes reinvestment of distributions paid.

Moderate Growth Lifestyle Fund
Security	Income	Capital Gain Distribution Received	Market Value at 08/31/11	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value at 08/31/12
VALIC Co. I Blue Chip Growth Fund	$1,652	$—	$17,797,905	$555,365	$9,511,139	$4,085,469	$(2,407,578)	$10,520,022
VALIC Co. I Capital Conservation Fund	—	—	—	27,633,371	—	—	793,954	28,427,325
VALIC Co. I Dividend Value Fund	328,137	—	14,007,956	15,526,231	4,088,524	603,378	3,105,586	29,154,627
VALIC Co. I Emerging Economies Fund	169,135	—	—	24,292,214	1,065,195	95,271	(512,479)	22,809,811
VALIC Co. I Foreign Value Fund	295,531	—	2,417,204	9,250,118	10,700,095	(1,019,796)	52,569	—
VALIC Co. I Global Real Estate Fund	217,910	715,140	10,075,984	1,393,833	377,038	110,437	208,089	11,411,305
VALIC Co. I Government Securities Fund	130,675	52,945	7,039,386	19,772,585	1,839,613	75,319	269,883	25,317,560
VALIC Co. I Inflation Protected Fund	377,595	—	23,487,559	2,736,384	10,670,619	765,564	258,578	16,577,466
VALIC Co. I International Equities Fund	153,978	—	4,961,338	4,119,592	3,050,221	437,641	(492,512)	5,975,838
VALIC Co. I International Government Bond Fund	103,568	31,222	2,845,818	518,204	178,435	(1,690)	(1,439)	3,182,458
VALIC Co. I International Growth Fund	—	—	—	6,241,540	—	—	374,738	6,616,278
VALIC Co. I Mid Cap Strategic Growth Fund	5,118	—	10,121,909	90,708	8,771,150	(220,143)	(154,080)	1,067,244
VALIC Co. I Nasdaq-100 Index Fund	35,977	1,167,736	9,078,065	2,039,229	1,875,967	179,869	924,745	10,345,941
VALIC Co. I Science & Technology Fund	—	—	9,413,134	736,375	1,489,224	261,264	641,167	9,562,716
VALIC Co. I Small Cap Special Values Fund	22,149	—	4,180,592	161,018	2,307,882	562,901	(299,004)	2,297,625
VALIC Co. I Stock Index Fund	682,965	2,312,120	35,775,652	79,025,497	37,698,274	(499,455)	6,330,388	82,933,808
VALIC Co. II Capital Appreciation Fund	38,019	—	7,259,071	3,480,773	214,000	79,559	1,334,466	11,939,869
VALIC Co. II Core Bond Fund	1,419,871	230,117	40,937,864	60,992,058	9,325,340	321,768	3,374,647	96,300,997
VALIC Co. II High Yield Bond Fund	2,079,470	—	26,743,167	4,714,715	15,324,259	708,845	279,618	17,122,086
VALIC Co. II Mid Cap Growth Fund	—	—	5,393,863	239,159	1,294,740	9,375	228,196	4,575,853
VALIC Co. II Mid Cap Value Fund	115,835	—	17,963,498	5,735,617	3,540,477	1,495,533	1,581,775	23,235,946

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

Security	Income	Capital Gain Distribution Received	Market Value at 08/31/11	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value at 08/31/12
VALIC Co. II Small Cap Growth Fund	$—	$191,246	$4,206,909	$355,282	$1,870,660	$30,400	$148,529	$2,870,460
VALIC Co. II Small Cap Value Fund	23,851	78,607	4,180,745	298,327	2,257,494	(202,775)	248,341	2,267,144
VALIC Co. II Strategic Bond Fund	1,229,950	—	22,297,907	4,725,027	365,030	47,394	1,145,967	27,851,265

	$7,431,386	$4,779,133	$280,185,526	$274,633,222	$127,815,376	$7,926,128	$17,434,144	$452,363,644

†	Includes reinvestment of distributions paid.

On May 24, 2012, the Small Cap Value Fund sold 14,248 shares of MAP Pharmaceuticals, Inc. that the Fund did not own. The Fund has an investment restriction that prohibits it from engaging in short sales except to the extent the Fund contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short (“short sales against the box”). The short position was closed on May 25, 2012, resulting in a loss of $12,022 to the Fund, which was reimbursed by SAAMCo.

As of the date of this report, the United States Department of the Treasury (“Department of the Treasury”) owned less than 25% of the outstanding shares of common stock of American International Group, Inc. (“AIG”), the ultimate parent of VALIC. AIG has stated that it understands that, subject to market conditions, the Department of the Treasury intends to dispose of its ownership interest in AIG over time, and that AIG has granted certain registration rights to the Department of the Treasury to facilitate such sales.

Note 4 — Purchases and Sales of Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the year ended August 31, 2012 were as follows:

Fund	Purchases of Investment Securities (Excluding U.S. Government Securities)	Sales of Investment Securities (Excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
Aggressive Growth Lifestyle	$212,035,628	$109,519,284	$—	$—
Capital Appreciation	65,746,495	59,205,275	—	—
Conservative Growth Lifestyle	121,451,385	54,265,862	—	—
Core Bond	753,070,692	749,698,253	281,219,237	148,040,804
High Yield Bond	123,218,594	101,329,878	—	—
International Opportunities	842,135,259	907,726,474	—	—
Large Cap Value	89,956,592	108,983,958	—	—
Mid Cap Growth	190,633,094	219,120,557	—	—
Mid Cap Value	432,105,792	442,264,626	—	—
Moderate Growth Lifestyle	262,422,704	127,815,376	—	—
Small Cap Growth	49,858,302	57,109,113	—	—
Small Cap Value	368,162,885	386,022,604	822,230	605,000
Socially Responsible	265,191,588	404,226,093	—	—
Strategic Bond	900,711,536	851,890,503	192,604,797	153,762,980

Note 5 — Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, treatment of deferred compensation expenses, late year ordinary losses, straddles, investments in partnerships, treatment of defaulted securities and derivative transactions.

The information in the following table is presented on the basis of cost for Federal Income Tax purposes at August 31, 2012.

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Aggressive Growth Lifesyle	$295,017,871	$25,351,988	$(6,704,404)	$18,647,584
Capital Appreciation	51,705,993	8,439,022	(692,808)	7,746,214
Conservative Growth Lifestyle	191,045,108	12,357,297	(1,257,931)	11,099,366
Core Bond	622,536,465	22,428,832	(1,728,820)	20,700,012
High Yield Bond	273,824,724	18,031,911	(10,769,829)	7,262,082
International Opportunities	454,302,830	47,719,122	(15,416,736)	32,302,386
Large Cap Value	135,565,130	17,078,126	(5,337,516)	11,740,610
Mid Cap Growth	129,817,315	15,790,474	(4,237,023)	11,553,451

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Mid Cap Value	$653,954,831	$79,580,628	$(38,696,746)	$40,883,882
Moderate Growth Lifestyle	423,742,771	35,827,271	(7,206,398)	28,620,873
Money Market	187,542,655	—	—	—
Small Cap Growth	78,394,355	10,218,172	(7,192,622)	3,025,550
Small Cap Value	380,383,692	56,356,142	(30,968,686)	25,387,456
Socially Responsible	526,611,859	95,565,901	(22,516,645)	73,049,256
Strategic Bond	597,768,085	23,595,906	(7,601,286)	15,994,620

The tax character of distributions paid may differ from the Statement of Changes in Net Assets due to short-term gains treated as ordinary income distributions for tax purposes. The tax basis distributable earnings at August 31, 2012 and the tax character of distributions paid during they year ended August 31, 2012 were as follows:

	Distributable Earnings			Tax Distributions
Fund	Ordinary Income	Long- Term Gains/ Capital and Other Losses	Unrealized Appreciation (Depreciation)@	Ordinary Income	Long-Term Capital Gains
Aggressive Growth Lifestyle	$4,428,478	$(8,940,662)	$18,647,584	$3,690,313	$—
Capital Appreciation	273,434	(13,921,289)	7,746,214	222,718	—
Conservative Growth Lifestyle	4,440,622	3,708,358	11,099,366	3,219,194	929,328
Core Bond	24,934,900	2,414,931	20,700,012	13,634,597	1,486,886
High Yield Bond	17,212,868	(33,055,175)	7,262,126	19,920,886	—
International Opportunities	10,343,419	(172,777,627)	32,288,855	9,949,170	—
Large Cap Value	2,012,482	(97,727,038)	11,740,610	1,632,027	—
Mid Cap Growth	140,998	1,557,189	11,553,403	—	—
Mid Cap Value	3,119,387	(15,507,323)	40,883,583	3,159,891	—
Moderate Growth Lifestyle	7,680,482	7,772,482	28,620,873	6,217,964	—
Money Market II	861	(289,727)	—	19,792	—
Small Cap Growth	—	7,237,663	3,025,550	—	5,832,710
Small Cap Value	2,336,976	7,955,107	25,387,456	16,335,471	—
Socially Responsible	8,741,440	(142,080,424)	73,049,256	9,018,906	—
Strategic Bond	27,317,176	3,980,546	15,993,021	27,774,842	—

@	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

The tax character of distributions paid during the year ended August 31, 2011 were as follows:

	Tax Distributions
Fund	Ordinary Income	Long-Term Capital Gains
Aggressive Growth Lifestyle	$3,191,507	$—
Capital Appreciation	170,287	—
Conservative Growth Lifestyle	2,696,341	—
Core Bond	8,197,945	—
High Yield Bond	20,097,831	—
International Opportunities	6,066,669	—
Large Cap Value	2,048,446	—
Mid Cap Growth	—	—
Mid Cap Value	3,681,651	—
Moderate Growth Lifestyle	5,796,656	—
Money Market II	19,775	—
Small Cap Growth	—	—
Small Cap Value	4,667,231	—
Socially Responsible	8,195,892	—
Strategic Bond	24,935,131	—

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

As of August 31, 2012, for Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

	Capital Loss Carryforward		Unlimited
Fund	2017	2018	Short-Term	Long-Term
Aggressive Growth Lifestyle	$—	$2,753,666	$—	$6,186,996
Capital Appreciation	1,335,638	12,585,651	—	—
Conservative Growth Lifestyle	—	—	—	—
Core Bond	—	—	—	—
High Yield Bond	690,330	32,364,845	—	—
International Opportunities	37,862,866	127,167,902	7,746,859	—
Large Cap Value	51,791,887	45,935,151	—	—
Mid Cap Growth	—	—	—	—
Mid Cap Value	—	15,507,323	—	—
Moderate Growth Lifestyle	—	—	—	—
Money Market II	289,727	—	—	—
Small Cap Growth	—	—	—	—
Small Cap Value	—	—	—	—
Socially Responsible	22,141,913	119,938,511	—	—
Strategic Bond	—	—	—	—

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

The Funds indicated below utilized capital loss carryforwards, which offset net taxable gains realized in the current year. Additionally, the Funds indicated the following capital loss carryforwards expired during the current year.

Fund	Capital Loss Carryforward Utilized	Capital Loss Carryforward Expired
Aggressive Growth Lifestyle	$—	$—
Capital Appreciation	3,202,426	—
Conservative Growth Lifestyle	—	—
Core Bond	—	—
High Yield Bond	4,143,765	—
International Opportunities	—	—
Large Cap Value	6,671,954	—
Mid Cap Growth	2,218,517	—
Mid Cap Value	14,575,837	—
Moderate Growth Lifestyle	2,636,546	—
Money Market II	4,374	—
Small Cap Growth	—	—
Small Cap Value	—	—
Socially Responsible	40,671,643	—
Strategic Bond	6,757,934	—

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

Under the current tax law, capital losses realized after October 31 and late year ordinary losses may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended August 31, 2012, the Funds elected to defer late year ordinary losses and post October capital losses as follows:

Fund	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
Aggressive Growth Lifestyle	$147,946	$—	$—
Capital Appreciation	—	779,053	—
Conservative Growth Lifestyle	99,523	—	—
Core Bond	—	—	—
High Yield Bond	—	102,342	—
International Opportunities	—	40,899,681	—
Large Cap Value	—	954,484	—
Mid Cap Growth	73,653	—	—
Mid Cap Value	—	—	—
Moderate Growth Lifestyle	225,679	—	—
Money Market II	—	—	—
Small Cap Growth	263,680	680,515	—
Small Cap Value	—	4,780,597	—
Socially Responsible	—	—	—
Strategic Bond	—	—	—

For the period ended August 31, 2012, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to tax treatment of net investment losses, principal paydown adjustments, bond bifurcation, partnership sales, distribution reclasses, non-deductible expenses, treatment of defaulted securities, payment in kind, disposition of passive foreign investment companies securities, and foreign currency transactions to the components of net assets as follows:

Fund	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)	Capital Paid-in
Aggressive Growth Lifestyle	$290,464	$(290,464)	$—
Capital Appreciation	—	—	—
Conservative Growth Lifestyle	131,495	(131,495)	—
Core Bond	2,145,897	(2,145,897)	—
High Yield Bond	295,134	(295,134)	—
International Opportunities	952,646	(952,646)	—
Large Cap Value	35	(35)	—
Mid Cap Growth	8,999	(43)	(8,956)
Mid Cap Value	186,778	(186,778)	—
Moderate Growth Lifestyle	378,065	(378,065)	—
Money Market II	—	—	—
Small Cap Growth	143,175	(121)	(143,054)
Small Cap Value	86,228	(86,228)	—
Socially Responsible	—	—	—
Strategic Bond	941,718	(941,718)	—

Note 6 — Capital Share Transactions

Transactions in capital shares of each class of each Fund were as follows:

	Aggressive Growth Lifestyle				Capital Appreciation
	For the year ended August 31, 2012		For the year ended August 31, 2011		For the year ended August 31, 2012		For the year ended August 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	13,856,369	$121,868,956	7,326,460	$63,273,986	1,245,248	$12,800,980	607,764	$5,930,707
Reinvested dividends	441,425	3,690,313	376,357	3,191,507	23,718	222,718	17,628	170,287
Shares redeemed	(2,208,950)	(19,348,232)	(2,310,755)	(19,882,337)	(500,000)	(5,033,512)	(1,020,806)	(9,783,341)

Net increase (decrease)	12,088,844	$106,211,037	5,392,062	$46,583,156	768,966	$7,990,186	(395,414)	$(3,682,347)

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

	Conservative Growth Lifestyle				Core Bond
	For the year ended August 31, 2012		For the year ended August 31, 2011		For the year ended August 31, 2012		For the year ended August 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	7,421,910	$86,104,374	4,048,362	$45,458,348	22,552,041	$248,404,019	23,426,398	$251,780,515
Reinvested dividends	376,113	4,148,522	245,568	2,696,341	1,414,545	15,121,483	789,023	8,197,945
Shares redeemed	(1,644,608)	(18,947,484)	(1,630,026)	(18,343,864)	(7,816,232)	(86,148,853)	(7,280,328)	(78,286,705)

Net increase (decrease)	6,153,415	$71,305,412	2,663,904	$29,810,825	16,150,354	$177,376,649	16,935,093	$181,691,755

	High Yield Bond				International Opportunities
	For the year ended August 31, 2012		For the year ended August 31, 2011		For the year ended August 31, 2012		For the year ended August 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	6,735,105	$49,413,970	7,445,504	$55,406,368	2,825,552	$31,726,439	3,570,996	$48,016,129
Reinvested dividends	2,866,314	19,920,886	2,806,960	20,097,831	930,699	9,949,170	458,901	6,066,669
Shares redeemed	(8,342,933)	(61,106,396)	(9,682,443)	(72,855,743)	(9,147,195)	(108,189,128)	(5,289,864)	(70,147,083)

Net increase (decrease)	1,258,486	$8,228,460	570,021	$2,648,456	(5,390,944)	$(66,513,519)	(1,259,967)	$(16,064,285)

	Large Cap Value				Mid Cap Growth
	For the year ended August 31, 2012		For the year ended August 31, 2011		For the year ended August 31, 2012		For the year ended August 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	942,158	$10,053,815	1,373,269	$15,288,015	1,582,065	$12,657,812	4,171,729	$33,922,382
Reinvested dividends	155,136	1,632,027	186,562	2,048,446	—	—	—	—
Shares redeemed	(2,727,377)	(30,422,839)	(2,767,928)	(30,324,466)	(5,027,143)	(41,502,624)	(9,851,016)	(77,517,134)

Net increase (decrease)	(1,630,083)	$(18,736,997)	(1,208,097)	$(12,988,005)	(3,445,078)	$(28,844,812)	(5,679,287)	$(43,594,752)

	Mid Cap Value				Moderate Growth Lifestyle
	For the year ended August 31, 2012		For the year ended August 31, 2011		For the year ended August 31, 2012		For the year ended August 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	#Amount
Shares sold	3,865,883	$61,663,748	9,926,393	$161,652,285	12,605,779	$158,023,935	7,350,199	$89,812,249
Reinvested dividends	206,125	3,159,891	221,120	3,681,651	520,767	6,217,964	483,861	5,796,656
Shares redeemed	(4,286,327)	(70,410,479)	(2,929,254)	(48,927,214)	(1,880,789)	(23,328,101)	(2,380,474)	(29,020,358)

Net increase (decrease)	(214,319)	$(5,586,840)	7,218,259	$116,406,722	11,245,757	$140,913,798	5,453,586	$66,588,547

	Money Market II				Small Cap Growth
	For the year ended August 31, 2012		For the year ended August 31, 2011		For the year ended August 31, 2012		For the year ended August 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	87,501,024	$87,501,024	125,074,072	$125,074,076	1,089,423	$14,064,663	2,953,692	$40,252,829
Reinvested dividends	19,792	19,792	19,775	19,775	474,204	5,832,710	—	—
Shares redeemed	(114,501,692)	(114,501,693)	(124,567,871)	(124,567,875)	(1,661,370)	(21,690,509)	(1,511,264)	(20,819,408)

Net increase (decrease)	(26,980,876)	$(26,980,877)	525,976	$525,976	(97,743)	$(1,793,136)	1,442,428	$19,433,421

	Small Cap Value				Socially Responsible
	For the year ended August 31, 2012		For the year ended August 31, 2011		For the year ended August 31, 2012		For the year ended August 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,693,061	$33,054,631	4,458,273	$59,140,469	1,282,840	$14,453,729	4,189,047	$47,276,144
Reinvested dividends	1,368,130	16,335,471	351,713	4,667,231	816,930	9,018,906	745,081	8,195,892
Shares redeemed	(4,635,701)	(57,749,427)	(6,009,202)	(82,316,168)	(14,395,121)	(170,307,405)	(16,827,921)	(188,147,438)

Net increase (decrease)	(574,510)	$(8,359,325)	(1,199,216)	$(18,508,468)	(12,295,351)	$(146,834,770)	(11,893,793)	$(132,675,402)

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

	Strategic Bond
	For the year ended August 31, 2012		For the year ended August 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	9,020,509	$101,762,383	7,926,433	$89,904,988
Reinvested dividends	2,583,706	27,774,842	2,304,541	24,935,131
Shares redeemed	(2,820,139)	(31,695,849)	(7,202,900)	(81,256,701)

Net increase (decrease)	8,784,076	$97,841,376	3,028,074	$33,583,418

Note 7 — Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of the Funds set forth below have been reduced. For the year ended August 31, 2012, the amount of expense reductions received by each Fund, used to offset the Fund’s non-affiliated expenses. were as follows:

Fund	Amount
Capital Appreciation	$2,841
Large Cap Value	23,498
Mid Cap Growth	40,268
Mid Cap Value	38,807
Small Cap Growth	11,278
Small Cap Value	33,264

Note 8 — Investment Concentration

The High Yield Bond Fund’s investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the Core Bond Fund, Money Market II Fund and Strategic Bond Fund’s concentration in such investments, it may be subject to risks associated with the U.S. Government agencies or instrumentalities. At the end of the period, the Funds had 32.9%, 46.7% and 15.4%, respectively, of their total net assets invested in such securities.

Some of the Funds may invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the International Opportunities Fund. At August 31, 2012, the International Opportunities Fund had 23.6% of its net assets invested in equity securities domiciled in the United Kingdom.

Each Fund, except the Money Market II Fund, the Lifestyle Funds and the Small Cap Value Fund, may invest in international bonds, which include U.S. dollar-denominated bonds issued by foreign corporations for which the primary trading market is in the United States (“Yankee Bonds”), or for which the primary trading market is abroad (“Euro Bonds”). International bonds may involve special risks and considerations not typically associated with investing in U.S. companies, including differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); and political instability which could affect U.S. investments in foreign countries. As a result of the Strategic Bond Fund’s concentration in such investments, it may be subject to risks associated with the international bonds. At August 31, 2012, the Fund had 26.2% of its total net assets invested in such securities.

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

Note 9 — Line of Credit

The Series and VC I have established an $85 million committed and $40 million uncommitted line of credit with State Street Bank and Trust Company, the Funds’ custodian. Interest is currently payable at the higher of the Federal Funds Rate plus 125 basis points or the overnight London Interbank Offered Rate plus 125 basis points on the committed line and State Street Bank and Trust Company’s discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the committed line of credit which is included in other expenses on the Statement of Operations. Borrowings under the line of credit will commence when the respective Fund’s cash shortfall exceeds $100,000. For the year ended August 31, 2012, the following Funds had borrowings:

For the year ended August 31, 2012, the following Funds had borrowings:

Fund	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Core Bond	1	$76	$1,947,017	1.40%
International Opportunities	85	2,833	851,049	1.40%
Large Cap Value	52	662	328,568	1.40%
Mid Cap Growth	4	53	342,612	1.40%
Small Cap Growth	8	119	384,734	1.40%
Small Cap Value	1	21	531,936	1.43%
Socially Responsible	17	1,519	2,309,418	1.39%
Strategic Bond	3	313	2,657,398	1.41%

At August 31, 2012, the Large Cap Value Fund had $192,947 in borrowings outstanding at an interest rate of 1.43%.

Note 10 — Interfund Lending Agreement

Pursuant to the exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in an interfund lending program among investment companies advised by VALIC or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ending August 31, 2012, none of the Funds participated in this program.

Note 11 — Security Transactions with Affiliated Portfolios

The Funds are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board of Trustees of VALIC Company II. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions.

For the year ended August 31, 2012, the following Fund engaged in security transactions with affiliated Funds:

Fund	Cost of Purchases	Proceed from Sales	Realized Gain/Loss
Core Bond	$58,504	$209,888	$6,177
Strategic Bond	20,736	572,300	(4,755)

For the year ended August 31, 2012, the following Funds incurred brokerage commissions with affiliated brokers which are affiliates of a sub-advisor:

Affiliated Broker	International Opportunities	Large Cap Value
Pershing LLC	$—	$544
UBS AG	8,746	—

VALIC Company II

FINANCIAL HIGHLIGHTS

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Aggressive Growth Lifestyle Fund										Capital Appreciation Fund
	Year Ended August 31,										Year Ended August 31,
	2012		2011		2010		2009		2008		2012	2011	2010	2009	2008

PER SHARE DATA
Net asset value at beginning of period	$8.44		$7.41		$6.96		$10.63		$12.59		$9.37	$8.01	$7.51	$10.24	$10.83

Income (loss) from investment operations:
Net investment income (loss)(d)	0.14		0.19		0.22		0.14		0.24		0.05	0.05	0.05	0.05	0.01
Net realized and unrealized gain (loss) on investments and foreign currencies	0.79		1.02		0.35		(1.71)		(1.25)		1.55	1.35	0.54	(2.77)	(0.57)
Net increase from payments by affiliates	–		–		–		–		–		–	–	–	–	–

Total income (loss) from investment operations	0.93		1.21		0.57		(1.57)		(1.01)		1.60	1.40	0.59	(2.72)	(0.56)

Distributions from:
Net investment income	(0.15)		(0.18)		(0.12)		(0.22)		(0.19)		(0.05)	(0.04)	(0.09)	(0.01)	(0.03)
Net realized gain on securities	–		–		–		(1.88)		(0.76)		–	–	–	–	–

Total distributions	(0.15)		(0.18)		(0.12)		(2.10)		(0.95)		(0.05)	(0.04)	(0.09)	(0.01)	(0.03)

Net asset value at end of period	$9.22		$8.44		$7.41		$6.96		$10.63		$10.92	$9.37	$8.01	$7.51	$10.24

TOTAL RETURN(a)	11.15%		16.33%		8.11%		(10.48)%		(8.92)%		17.13%	17.41%	7.79%	(26.59)%	(5.18)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets(c)	0.16	%(e)	0.18	%(e)	0.20	%(e)	0.26	%(e)	0.23	%(e)	1.07%	1.03%	1.08%	1.06%	1.01%
Ratio of expense reductions to average net assets	–		–		–		–		–		0.01%	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	1.62	%(e)	2.26	%(e)	2.92	%(e)	2.16	%(e)	2.15	%(e)	0.53%	0.48%	0.56%	0.74%	0.05%
Ratio of net investment income (loss) to average net assets(c)	1.55	%(e)	2.18	%(e)	2.81	%(e)	2.01	%(e)	2.02	%(e)	0.32%	0.29%	0.33%	0.53%	(0.11)%
Portfolio turnover rate	44%		62%		43%		151%		119%		119%	52%	61%	54%	57%
Number of shares outstanding at end of period (000’s)	34,029		21,941		16,549		13,454		8,603		5,443	4,674	5,069	6,456	8,763
Net assets at the end of period (000’s)	$313,655		$185,211		$122,655		$93,696		$91,464		$59,413	$43,798	$40,601	$48,510	$89,774

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Does not include underlying fund expenses that the Fund bears indirectly.

See Notes to Financial Statements

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Conservative Growth Lifestyle Fund										Core Bond Fund
	Year Ended August 31,										Year Ended August 31,
	2012		2011		2010		2009		2008		2012	2011	2010	2009	2008

PER SHARE DATA
Net asset value at beginning of period	$11.22		$10.31		$9.60		$10.23		$11.29		$10.90	$10.68	$9.96	$10.08	$10.17

Income (loss) from investment operations:
Net investment income (loss)(d)	0.29		0.34		0.39		0.33		0.27		0.30	0.38	0.42	0.51	0.51
Net realized and unrealized gain (loss) on investments and foreign currencies	0.86		0.87		0.63		(0.53)		(0.72)		0.56	0.13	0.82	0.09	(0.28)
Net increase from payments by affiliates	–		–		–		–		–		–	–	–	–	–

Total income (loss) from investment operations	1.15		1.21		1.02		(0.20)		(0.45)		0.86	0.51	1.24	0.60	0.23

Distributions from:
Net investment income	(0.27)		(0.30)		(0.31)		(0.26)		(0.16)		(0.30)	(0.29)	(0.52)	(0.72)	(0.32)
Net realized gain on securities	(0.08)		–		–		(0.17)		(0.45)		(0.05)	–	–	–	–

Total distributions	(0.35)		(0.30)		(0.31)		(0.43)		(0.61)		(0.35)	(0.29)	(0.52)	(0.72)	(0.32)

Net asset value at end of period	$12.02		$11.22		$10.31		$9.60		$10.23		$11.41	$10.90	$10.68	$9.96	$10.08

TOTAL RETURN(a)	10.50%		11.82%		10.69%		(1.36)%		(4.36)%		8.08%	4.89%	12.95%	6.87%	2.24%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.77%	0.77%	0.77%	0.77%	0.77%
Ratio of expenses to average net assets(c)	0.18	%(e)	0.20	%(e)	0.23	%(e)	0.31	%(e)	0.27	%(e)	0.86%	0.88%	0.90%	0.98%	0.93%
Ratio of expense reductions to average net assets	–		–		–		–		–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	2.59	%(e)	3.05	%(e)	3.93	%(e)	3.84	%(e)	2.58	%(e)	2.79%	3.65%	4.23%	5.38%	4.97%
Ratio of net investment income (loss) to average net assets(c)	2.51	%(e)	2.95	%(e)	3.81	%(e)	3.63	%(e)	2.40	%(e)	2.70%	3.53%	4.10%	5.17%	4.80%
Portfolio turnover rate	36%		66%		40%		180%		107%		177%	161%	178%	134%	158%
Number of shares outstanding at end of period (000’s)	16,819		10,665		8,001		6,004		5,715		55,895	39,745	22,810	16,054	20,731
Net assets at the end of period (000’s)	$202,134		$119,710		$82,508		$57,659		$58,445		$637,701	$433,168	$243,578	$159,971	$209,052

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Does not include underlying fund expenses that the Fund bears indirectly.

See Notes to Financial Statements

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	High Yield Bond Fund					International Opportunities Fund
	Year Ended August 31,					Year Ended August 31,
	2012	2011	2010	2009	2008	2012	2011	2010	2009	2008

PER SHARE DATA
Net asset value at beginning of period	$7.28	$7.36	$6.78	$8.43	$9.10	$12.47	$11.23	$10.95	$14.58	$19.78

Income (loss) from investment operations:
Net investment income (loss)(d)	0.46	0.56	0.60	0.68	0.72	0.20	0.16	0.11	0.16	0.16
Net realized and unrealized gain (loss) on investments and foreign currencies	0.45	(0.05)	0.60	(1.61)	(0.87)	(0.59)	1.21	0.33	(2.92)	(3.62)
Net increase from payments by affiliates	–	–	–	–	–	–	–	–	–	–

Total income (loss) from investment operations	0.91	0.51	1.20	(0.93)	(0.15)	(0.39)	1.37	0.44	(2.76)	(3.46)

Distributions from:
Net investment income	(0.55)	(0.59)	(0.62)	(0.72)	(0.50)	(0.21)	(0.13)	(0.16)	(0.14)	(0.11)
Net realized gain on securities	–	–	–	–	(0.02)	–	–	–	(0.73)	(1.63)

Total distributions	(0.55)	(0.59)	(0.62)	(0.72)	(0.52)	(0.21)	(0.13)	(0.16)	(0.87)	(1.74)

Net asset value at end of period	$7.64	$7.28	$7.36	$6.78	$8.43	$11.87	$12.47	$11.23	$10.95	$14.58

TOTAL RETURN(a)	13.18%	7.00%	18.42%	(7.97)%	(1.79)%	(2.95)%	12.14%	4.04%	(17.61)%	(18.68)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.96%	0.96%	0.97%	0.99%	0.99%	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets(c)	1.02%	1.03%	1.06%	1.16%	1.13%	1.31%	1.28%	1.26%	1.32%	1.31%
Ratio of expense reductions to average net assets	–	–	–	–	–	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	6.26%	7.48%	8.44%	11.11%	8.25%	1.70%	1.18%	0.94%	1.71%	0.97%
Ratio of net investment income (loss) to average net assets(c)	6.20%	7.42%	8.35%	10.94%	8.12%	1.39%	0.91%	0.69%	1.40%	0.66%
Portfolio turnover rate	38%	47%	47%	91%	57%	164%	66%	126%	132%	101%
Number of shares outstanding at end of period (000’s)	37,281	36,022	35,452	28,189	24,516	41,554	46,945	48,205	51,389	42,957
Net assets at the end of period (000’s)	$284,818	$262,380	$261,050	$191,246	$206,712	$493,207	$585,357	$541,326	$562,725	$626,351

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Large Cap Value Fund					Mid Cap Growth Fund
	Year Ended August 31,					Year Ended August 31,
	2012	2011	2010	2009	2008	2012	2011	2010	2009	2008

PER SHARE DATA
Net asset value at beginning of period	$10.41	$9.26	$9.37	$12.51	$15.74	$7.93	$6.28	$5.79	$7.42	$9.36

Income (loss) from investment operations:
Net investment income (loss)(d)	0.15	0.11	0.14	0.15	0.20	0.00	(0.02)	(0.02)	(0.01)	(0.02)
Net realized and unrealized gain (loss) on investments and foreign currencies	1.22	1.18	(0.07)	(3.00)	(2.51)	0.52	1.67	0.51	(1.59)	(0.97)
Net increase from payments by affiliates	–	–	–	–	–	–	–	–	–	–

Total income (loss) from investment operations	1.37	1.29	0.07	(2.85)	(2.31)	0.52	1.65	0.49	(1.60)	(0.99)

Distributions from:
Net investment income	(0.11)	(0.14)	(0.18)	(0.29)	(0.14)	–	–	–	–	–
Net realized gain on securities	–	–	–	–	(0.78)	–	–	–	(0.03)	(0.95)

Total distributions	(0.11)	(0.14)	(0.18)	(0.29)	(0.92)	–	–	–	(0.03)	(0.95)

Net asset value at end of period	$11.67	$10.41	$9.26	$9.37	$12.51	$8.45	$7.93	$6.28	$5.79	$7.42

TOTAL RETURN(a)	13.30%	13.84%	0.61%	(22.55)%	(15.47)%	6.56%	26.27%	8.46%	(21.43)%	(11.98)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.81%	0.81%	0.81%	0.81%	0.81%	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets(c)	0.93%	0.93%	0.93%	0.97%	0.92%	1.18%	1.19%	1.15%	1.25%	1.17%
Ratio of expense reductions to average net assets	0.02%	0.01%	0.00%	0.01%	0.01%	0.03%	0.02%	0.01%	0.05%	0.02%
Ratio of net investment income (loss) to average net assets(b)	1.33%	0.98%	1.41%	1.70%	1.41%	0.02%	(0.32)%	(0.33)%	(0.29)%	(0.28)%
Ratio of net investment income (loss) to average net assets(c)	1.21%	0.86%	1.29%	1.53%	1.30%	(0.31)%	(0.66)%	(0.63)%	(0.69)%	(0.60)%
Portfolio turnover rate	62%	65%	224%	182%	183%	131%	206%	76%	116%	125%
Number of shares outstanding at end of period (000’s)	12,913	14,543	15,751	16,825	24,675	16,888	20,333	26,012	27,455	28,873
Net assets at the end of period (000’s)	$150,682	$151,360	$145,778	$157,711	$308,635	$142,785	$161,271	$163,364	$158,841	$214,201

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Mid Cap Value Fund					Moderate Growth Lifestyle Fund
	Year Ended August 31,					Year Ended August 31,
	2012	2011	2010	2009	2008	2012		2011		2010		2009		2008

PER SHARE DATA
Net asset value at beginning of period	$15.28	$13.61	$12.71	$15.31	$20.09	$12.04		$10.81		$10.12		$11.40		$13.04

Income (loss) from investment operations:
Net investment income (loss)(d)	0.06	0.04	0.08	0.13	0.07	0.24		0.30		0.37		0.25		0.29
Net realized and unrealized gain (loss) on investments and foreign currencies	2.05	1.74	0.97	(2.40)	(3.11)	1.06		1.23		0.55		(0.96)		(1.08)
Net increase from payments by affiliates	–	–	–	–	–	–		–		–		–		–

Total income (loss) from investment operations	2.11	1.78	1.05	(2.27)	(3.04)	1.30		1.53		0.92		(0.71)		(0.79)

Distributions from:
Net investment income	(0.08)	(0.11)	(0.15)	(0.06)	(0.09)	(0.24)		(0.30)		(0.23)		(0.26)		(0.17)
Net realized gain on securities	–	–	–	(0.27)	(1.65)	–		–		–		(0.31)		(0.68)

Total distributions	(0.08)	(0.11)	(0.15)	(0.33)	(1.74)	(0.24)		(0.30)		(0.23)		(0.57)		(0.85)

Net asset value at end of period	$17.31	$15.28	$13.61	$12.71	$15.31	$13.10		$12.04		$10.81		$10.12		$11.40

TOTAL RETURN(a)	13.85%	12.98%	8.21%	(14.17)%	(16.05)%	11.00%		14.20%		9.07%		(5.33)%		(6.70)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	1.05%	1.05%	1.05%	1.05%	1.05%	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)
Ratio of expenses to average net assets(c)	1.11%	1.15%	1.11%	1.17%	1.13%	0.16	%(e)	0.17	%(e)	0.18	%(e)	0.22	%(e)	0.20	%(e)
Ratio of expense reductions to average net assets	0.01%	0.02%	0.02%	0.03%	0.01%	–		–		–		–		–
Ratio of net investment income (loss) to average net assets(b)	0.39%	0.23%	0.54%	1.22%	0.43%	1.99	%(e)	2.47	%(e)	3.45	%(e)	2.81	%(e)	2.42	%(e)
Ratio of net investment income (loss) to average net assets(c)	0.33%	0.13%	0.48%	1.10%	0.35%	1.93	%(e)	2.41	%(e)	3.37	%(e)	2.69	%(e)	2.32	%(e)
Portfolio turnover rate	70%	108%	81%	84%	72%	36%		58%		34%		175%		108%
Number of shares outstanding at end of period (000’s)	40,101	40,315	33,097	37,634	40,372	34,532		23,286		17,832		14,009		12,783
Net assets at the end of period (000’s)	$694,095	$615,965	$450,578	$478,457	$618,150	$452,347		$280,436		$192,841		$141,786		$145,705

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Does not include underlying fund expenses that the Fund bears indirectly.

See Notes to Financial Statements

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Money Market II Fund							Small Cap Growth Fund
	Year Ended August 31,							Year Ended August 31,
	2012	2011		2010		2009	2008	2012	2011	2010	2009	2008

PER SHARE DATA
Net asset value at beginning of period	$1.00	$1.00		$1.00		$1.00	$1.00	$12.87	$10.20	$9.31	$11.46	$14.59

Income (loss) from investment operations:
Net investment income (loss)(d)	0.00	0.00		0.00		0.01	0.03	(0.07)	(0.10)	(0.08)	(0.07)	(0.09)
Net realized and unrealized gain (loss) on investments and foreign currencies	0.00	(0.00)		0.00		(0.00)	(0.00)	1.66	2.77	0.97	(1.96)	(2.20)
Net increase from payments by affiliates	–	0.00		0.00		–	–	–	–	–	–	–

Total income (loss) from investment operations	0.00	0.00		0.00		0.01	0.03	1.59	2.67	0.89	(2.03)	(2.29)

Distributions from:
Net investment income	(0.00)	(0.00)		(0.00)		(0.01)	(0.03)	–	–	–	–	–
Net realized gain on securities	–	–		–		–	–	(0.99)	–	–	(0.12)	(0.84)

Total distributions	(0.00)	(0.00)		(0.00)		(0.01)	(0.03)	(0.99)	–	–	(0.12)	(0.84)

Net asset value at end of period	$1.00	$1.00		$1.00		$1.00	$1.00	$13.47	$12.87	$10.20	$9.31	$11.46

TOTAL RETURN(a)	0.01%	0.01	%(e)	0.01	%(e)	0.89%	3.08%	13.13%	26.18%	9.56%	(17.44)%	(16.52)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.19%	0.20%		0.37%		0.55%	0.55%	1.16%	1.16%	1.16%	1.16%	1.16%
Ratio of expenses to average net assets(c)	0.65%	0.65%		0.64%		0.75%	0.67%	1.33%	1.32%	1.36%	1.49%	1.39%
Ratio of expense reduction to average net assets	–	–		–		–	–	0.01%	0.01%	0.01%	0.01%.	0.00%
Ratio of net investment income (loss) to average net assets(b)	0.01%	0.01%		0.01%		0.94%	3.04%	(0.52)%	(0.76)%	(0.83)%	(0.88)%	(0.75)%
Ratio of net investment income (loss) to average net assets(c)	(0.45)%	(0.44)%		(0.26)%		0.73%	2.93%	(0.69)%	(0.92)%	(1.03)%	(1.21)%	(0.98)%
Portfolio turnover rate	N/A	N/A		N/A		N/A	N/A	63%	79%	80%	83%	158%
Number of shares outstanding at end of period (000’s)	187,696	214,677		214,151		253,830	329,922	6,026	6,124	4,681	4,546	4,195
Net assets at the end of period (000’s)	$187,430	$214,407		$213,807		$253,242	$329,212	$81,161	$78,839	$47,757	$42,310	$48,061

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from the effect of payments by an affiliate.

See Notes to Financial Statements

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Small Cap Value Fund						Socially Responsible Fund
	Year Ended August 31,						Year Ended August 31,
	2012		2011	2010	2009	2008	2012	2011		2010	2009	2008

PER SHARE DATA
Net asset value at beginning of period	$12.41		$10.27	$9.88	$13.75	$15.35	$10.92	$9.34		$8.93	$11.39	$13.49

Income (loss) from investment operations:
Net investment income (loss)(d)	0.07		0.04	0.06	0.15	0.17	0.16	0.13		0.12	0.14	0.18
Net realized and unrealized gain (loss) on investments and foreign currencies	0.71		2.23	0.43	(3.28)	(0.98)	1.60	1.57		0.44	(2.37)	(1.46)
Net increase from payments by affiliates	0.00		–	–	–	–	–	–		–	–	–

Total income (loss) from investment operations	0.78		2.27	0.49	(3.13)	(0.81)	1.76	1.70		0.56	(2.23)	(1.28)

Distributions from:
Net investment income	(0.12)		(0.13)	(0.10)	(0.12)	(0.09)	(0.15)	(0.12)		(0.15)	(0.19)	(0.12)
Net realized gain on securities	(0.39)		–	–	(0.62)	(0.70)	–	–		–	(0.04)	(0.70)

Total distributions	(0.51)		(0.13)	(0.10)	(0.74)	(0.79)	(0.15)	(0.12)		(0.15)	(0.23)	(0.82)

Net asset value at end of period	$12.68		$12.41	$10.27	$9.88	$13.75	$12.53	$10.92		$9.34	$8.93	$11.39

TOTAL RETURN(a)	6.58	%(f)	22.06%	4.96%	(21.71)%	(5.23)%	16.34%	18.19	%(e)	6.23%	(19.20)%	(10.04)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.95%		0.95%	0.95%	0.95%	0.95%	0.56%	0.56%		0.56%	0.56%	0.56%
Ratio of expenses to average net assets(c)	1.08%		1.07%	1.14%	1.11%	1.11%	0.63%	0.63%		0.63%	0.69%	0.65%
Ratio of expense reductions to average net assets	0.01%		0.01%	0.01%	0.00%	0.01%	–	–		–	0.02%	0.02%
Ratio of net investment income (loss) to average net assets(b)	0.58%		0.33%	0.52%	1.77%	1.02%	1.39%	1.19%		1.20%	1.79%	1.46%
Ratio of net investment income (loss) to average net assets(c)	0.46%		0.21%	0.33%	1.60%	0.86%	1.33%	1.12%		1.13%	1.67%	1.37%
Portfolio turnover rate	96%		116%	132%	32%	39%	44%	81%		98%	86%	120%
Number of shares outstanding at end of period (000’s)	32,052		32,626	33,825	34,981	22,274	47,833	60,129		72,022	73,479	80,127
Net assets at the end of period (000’s)	$406,471		$404,748	$347,417	$345,551	$306,357	$599,500	$656,395		$672,566	$656,132	$912,992

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions.
(f)	The Fund’s performance figure was decreased by less than 0.01% from losses realized on the disposal of investments in violation of investment restrictions (See Note 3).

See Notes to Financial Statements

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Strategic Bond Fund
	Year Ended August 31,
	2012	2011	2010	2009	2008

PER SHARE DATA
Net asset value at beginning of period	$11.31	$11.22	$10.29	$11.10	$11.33

Income (loss) from investment operations:
Net investment income (loss)(d)	0.49	0.60	0.60	0.66	0.65
Net realized and unrealized gain (loss) on investments and foreign currencies	0.58	0.09	0.85	(0.60)	(0.29)
Net increase from payments by affiliates	–	–	–	–	–

Total income (loss) from investment operations	1.07	0.69	1.45	0.06	0.36

Distributions from:
Net investment income	(0.60)	(0.60)	(0.52)	(0.87)	(0.51)
Net realized gain on securities	–	–	–	–	(0.08)

Total distributions	(0.60)	(0.60)	(0.52)	(0.87)	(0.59)

Net asset value at end of period	$11.78	$11.31	$11.22	$10.29	$11.10

TOTAL RETURN(a)	9.97%	6.36%	14.51%	2.23%	3.13%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.89%	0.89%	0.89%	0.89%	0.89%
Ratio of expenses to average net assets(c)	0.93%	0.95%	0.95%	1.05%	1.00%
Ratio of expense reductions to average net assets	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	4.39%	5.33%	5.65%	7.01%	5.81%
Ratio of net investment income (loss) to average net assets(c)	4.35%	5.27%	5.59%	6.85%	5.70%
Portfolio turnover rate	191%	144%	141%	129%	127%
Number of shares outstanding at end of period (000’s)	53,061	44,277	41,249	34,144	31,963
Net assets at the end of period (000’s)	$624,863	$500,792	$462,619	$351,498	$354,895

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

VALIC Company II

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of VALIC Company II:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the fifteen portfolios constituting VALIC Company II (the “Series’’) at August 31, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements’’) are the responsibility of the Series’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2012 by correspondence with the custodian, brokers, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Houston, Texas

October 26, 2012

VALIC Company II

APPROVAL OF ADVISORY AGREEMENTS (Unaudited)

Approval at April 2012 Meeting

At an in-person meeting held on April 30 – May 1, 2012, the Board of Trustees, including the Trustees who are not interested persons of VALIC Company II (“VC II”), as such term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), approved an investment sub-advisory agreement (the “Sub-Advisory Agreement”) between The Variable Annuity Life Insurance Company (“VALIC”) and Massachusetts Financial Services Company (“MFS” or the “Sub-Adviser”) in connection with the appointment of MFS to manage a portion of the assets of the International Opportunities Fund (formerly the International Small Cap Equity Fund, and hereinafter the “Fund”).

In connection with the approval of the Sub-Advisory Agreement with MFS, the Board approved the termination of Invesco Advisers, Inc. (“Invesco”) as a co-sub-adviser of the Fund. UBS Global Asset Management (Americas) Inc. will continue to serve as a co-sub-adviser of the Fund.

Factors Considered by the Board of Trustees

The Board received materials relating to certain factors the Board considered in determining to approve the Sub-Advisory Agreement. Those factors included: (1) the nature, extent and quality of services to be provided by the Sub-Adviser; (2) the investment performance of the Fund compared to the investment performance of comparable funds in its Morningstar category (the “Performance Group”) and against the Fund’s benchmark (the “Benchmark”), and the investment performance of a comparable fund managed by the Sub-Adviser against the Fund’s Performance Group and Benchmark; (3) the Sub-Adviser’s sub-advisory fee rate compared to the sub-advisory fee rates of a peer group of funds with similar investment objectives (“Sub-advisory Expense Group/Universe”), as selected by Lipper, Inc., an independent third-party provider of investment company data; (4) the costs of the services and the benefits potentially to be derived by the Sub-Adviser; (5) whether the Fund would benefit from possible economies of scale by engaging the Sub-Adviser; (6) the profitability of the Sub-Adviser; and (7) the terms of the Sub-Advisory Agreement.

In considering whether to approve the Sub-Advisory Agreement, the Board also took into account presentations made at the meeting by members of management as well as a presentation made by representatives from the Sub-Adviser who responded to questions posed by the Board and management. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of the Sub-Advisory Agreement. The matters discussed below were also considered separately by the Independent Trustees in executive session.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of services to be provided to the Fund by the Sub-Adviser. The Board noted that the Sub-Adviser would be responsible for managing the investment and reinvestment of a portion of the Fund’s assets, determining the securities to be purchased and sold for the Fund’s portfolio, maintaining books and records in compliance with the federal securities laws, and rendering regular reports to VALIC concerning the performance of the Fund. The Board also considered the qualifications, background and responsibilities of the Sub-Adviser’s investment and compliance personnel who would be responsible for providing investment management services to the Fund. In addition, the Board noted that MFS currently co-sub-advises the VALIC Company I International Growth Fund and took into account management’s knowledge of MFS’ business, legal, operations, and compliance staff. The Board also took into account the financial condition of the Sub-Adviser.

The Board considered the investment strategy, investment style and investment process that would be implemented by the Sub-Adviser’s portfolio team in light of the Fund’s investment objective, policies and restrictions stated in the Fund’s prospectus and statement of additional information. The Board also considered that the management of the Fund by the Sub-Adviser would be subject to the oversight of VALIC and the Board.

The Board, including a majority of the Independent Trustees, concluded that the scope and quality of advisory services to be provided by the Sub-Adviser under the Sub-Advisory Agreement would be satisfactory.

Investment Performance. The Board received and reviewed information prepared by management regarding the Fund’s investment performance compared against the Benchmark and Performance Group as of the period ended February 29, 2012. The Board also noted that it regularly reviews detailed performance information about the Fund. The Board considered that the Fund underperformed its Performance Group and Benchmark for the 1-, 3- and 5- year periods ended February 29, 2012. The Board considered that management has closely monitored the Fund’s performance for the past three years and that the Fund’s performance has not improved as anticipated since Invesco became a co-sub-adviser on December 14, 2009.

The Board also considered the performance of the MFS International New Discovery Fund (“New Discovery”), which is a comparable fund advised by MFS. The Board noted that New Discovery outperformed the Performance Group and Benchmark for the 1-, 3- and 5- year periods ended February 29, 2012.

Sub-Advisory Fee Rate. The Board received and reviewed the Fund’s sub-advisory fee rate compared against the Sub-advisory Expense Group/Universe. The Board considered that VALIC negotiated the sub-advisory fee rate at arms-length and that the sub-advisory fees are paid by VALIC out of the advisory fees it receives from the Fund. The Board considered that the sub-advisory fee rate payable to MFS contains breakpoints. The Board also considered expense information of a comparable fund managed by MFS.

The Board considered that the sub-advisory fee payable to MFS is higher than the sub-advisory fee payable to Invesco based on the Fund’s asset level as of February 29, 2012. The Board also considered that the sub-advisory fee rate payable to MFS is above the median of the Fund’s Sub-Advisory Expense Group/Universe. The Board also took into account management’s discussion of the Fund’s expenses, and noted that the Fund’s advisory fee rate, which is paid by the Fund, would remain the same.

The Board concluded that the sub-advisory fee payable to MFS is fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Cost of Services, Benefits Derived, Profitability and Economies of Scale. The Board was provided information related to the cost of services and benefits derived in connection with the Sub-Advisory Agreement. Management reported that it believed that any indirect costs are inconsequential to the analysis of the adequacy of the sub-advisory fees and that any collateral benefits derived as a result of providing sub-advisory services to the Fund would be de minimis. Because sub-advisory fees are paid by VALIC and not by the Fund, the Board determined that the costs of the services to be provided by the Sub-Adviser and the profitability to the Sub-Adviser from its relationship with the Fund was not a

VALIC Company II

APPROVAL OF ADVISORY AGREEMENTS (Unaudited) — (continued)

material factor in its deliberations with respect to consideration of approval of the Sub-Advisory Agreement. For similar reasons, the Board also concluded that the potential for economies of scale in the management of the Fund was not a material factor in approving the Sub-Advisory Agreement although the Board noted that the proposed sub-advisory fee schedule contained breakpoints.

Terms of the Sub-Advisory Agreement. The Board reviewed the terms of the Sub-Advisory Agreement, including the duties and responsibilities undertaken by MFS. The Board also reviewed the terms of payment for services to be rendered by the MFS and noted that VALIC would compensate MFS out of the advisory fees it receives from the Fund. The Board noted that the Sub-Advisory Agreement provides that MFS will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered the termination and liability provisions of the Sub-Advisory Agreement and other terms contained therein. The Board concluded that the terms of the Sub-Advisory Agreement were reasonable. and noted that it was similar to the current Sub-Advisory Agreement in all material respects.

Conclusions. In reaching its decision to approve the Sub-Advisory Agreement, the Board did not identify any single factor as being controlling but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials it reviewed, the representations made to it, the considerations described above, and its deliberations, the Board, including a majority of the Independent Trustees, concluded that it was in the best interests of the Fund and its shareholders to approve the Sub-Advisory Agreement with MFS.

Approval at August 2012 Meeting

At an in-person meeting held on August 13-14, 2012, the Board of Trustees (the “Board”) of VALIC Company II (“VC II”), including the Trustees that are not interested persons of VC II, as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), approved the Investment Advisory Agreement between The Variable Annuity Life Insurance Company (“VALIC”) and VC II (the “Advisory Agreement”) and the Investment Sub-Advisory Agreements between VALIC and each of the following sub-advisers of VC II (collectively, the “Sub-advisory Agreements”): Columbia Management Investment Advisers, LLC (“Columbia”), Janus Capital Management, LLC (“Janus”), Perkins Investment Management, LLC (“Perkins”), J.P. Morgan Investment Management, Inc. (“JPMIM”), Metropolitan West Capital Management, LLC (“Metropolitan West”), PineBridge Investments, LLC (“PineBridge”), SunAmerica Asset Management Corp. (“SAAMCo”), The Boston Company Asset Management, Inc. (“TBCAM”), Tocqueville Asset Management, LP (“Tocqueville”) and Wellington Management Company, LLP (“Wellington”) (collectively referred to as the “Sub-advisers”). The Investment Advisory Agreement and Sub-advisory Agreements are collectively referred to as the “Advisory Contracts.”

In connection with the approval of the Advisory Contracts, the Board received materials relating to certain factors the Board considered in determining to renew such Advisory Contracts. Those factors included: (1) the nature, extent and quality of services provided by VALIC and the Sub-advisers; (2) the advisory fee and sub-advisory fees charged in connection with VALIC’s and the Sub-advisers’ management of each series of VC II (each a “Fund,” and collectively, the “Funds”), compared to advisory fee rates and sub-advisory fee rates of a group of funds with similar investment objectives (respectively, the “Expense Group/Universe” and the “Sub-Adviser Expense Group/Universe”), as selected by an independent third-party provider of investment company data; (3) the investment performance of the Funds compared to performance of comparable funds as selected by an independent third-party provider of investment company data (“Performance Group/Universe”) and against each Fund’s benchmarks; (4) the costs of services and the benefits potentially derived by VALIC and the Sub-advisers; (5) a comparison of advisory fee schedules and performance with respect to other mutual funds and accounts with similar investment strategies and/or objectives to the Funds, as applicable, and which are advised or managed by VALIC or SAAMCo, an affiliated Sub-Adviser; (6) whether the Funds will benefit from possible economies of scale from engaging VALIC and the Sub-advisers; (7) the profitability of VALIC, the Sub-advisers and their respective affiliates; (8) the terms of the Advisory Contracts; (9) information regarding VALIC’s and the Sub-advisers’ compliance and regulatory history; and (10) information about the services VALIC provides in connection with the oversight of the Sub-advisers.

The Independent Trustees were separately represented by counsel that is independent of VALIC in connection with their consideration of approval of the Advisory Contracts. The matters discussed below were also considered separately by the Independent Trustees in executive sessions held at a July 9-10, 2012 special meeting and executive sessions held during the August 2012 meeting during which such independent counsel provided guidance to the Independent Trustees. The continuation of all Advisory Contracts were approved at the August 2012 meeting for a one-year term beginning September 1, 2012 and ending August 31, 2013.

Nature, Extent and Quality of Services. The Board considered the nature, quality and extent of services to be provided to the Funds by VALIC and the Sub-advisers. The Board reviewed information provided by VALIC relating to its operations and personnel. The Board also took into account their knowledge of VALIC’s management and the quality of the performance of VALIC’s duties, through Board meetings, discussions and reports during the preceding year and through VALIC’s long history of service to VC II. The Board considered that VALIC is responsible for the management of the day-to-day operations of VC II, including but not limited to, general supervision of and coordination of the services provided by the Sub-advisers, and is also responsible for monitoring and reviewing the activities of the Sub-advisers and other third-party service providers. The Board also noted that VALIC’s and the Sub-advisers’ management of VC II is subject to the oversight of the Board, and must be made in accordance with the investment objectives, policies and restrictions set forth in VC II’s prospectus and statement of additional information. It was noted that VALIC monitors the performance of the Funds and recommends Sub-adviser changes and/or additions to the Trustees as well as new Funds. The Board considered several changes recommended by VALIC to enhance the Funds over the past few years.

The Board noted that VALIC personnel meet on a regular basis to discuss the performance of VC II, as well as the positioning of the insurance products, employer-sponsored retirement plans and the Funds generally vis-à-vis competitors. The Board also considered VALIC’s financial condition and whether it had the financial wherewithal to provide the services under the Advisory Agreement with respect to each Fund. The Board also considered VALIC’s risk management processes.

With respect to the services provided by the Sub-advisers, the Board considered information provided to them regarding the services provided by each Sub-adviser, including information presented throughout the previous year. The Board noted that each Sub-adviser (i) determines the securities to be purchased or sold on behalf of the Funds it manages as may be necessary in connection therewith; (ii) provides VALIC with records concerning its activities, which VALIC or the Funds are required to maintain; and (iii) renders regular reports to VALIC and to officers and Trustees of VC II concerning its discharge of the foregoing responsibilities. The Board reviewed each Sub-adviser’s history

VALIC Company II

APPROVAL OF ADVISORY AGREEMENTS (Unaudited) — (continued)

and investment experience as well as information regarding the qualifications, background and responsibilities of the Sub-adviser’s investment and compliance personnel who provide services to the Funds. The Board also took into account the financial condition of each Sub-adviser. The Board also reviewed each Sub-adviser’s brokerage practices. The Board also considered each Sub-adviser’s risk management processes.

The Board reviewed VALIC’s and SAAMCo’s compliance program and personnel. It was noted that SAAMCo is an affiliated company of VALIC and serves as the administrator to the Funds, as well as sub-advises certain VC II Funds. The Board also considered VALIC’s and each Sub-adviser’s regulatory history, including information regarding whether it was currently involved in any regulatory actions or investigations as well as material litigation. It was noted that there were no material legal, regulatory or compliance problems that would potentially impact VALIC or the Sub-advisers in effectively serving the Funds.

The Board concluded that the scope and quality of the advisory services provided by VALIC and Sub-advisers were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Funds.

Fees and Expenses; Investment Performance. The Board received and reviewed information regarding each Fund’s total expenses, advisory and sub-advisory fees, and other expenses compared against the expenses and fees of the funds in its Expense Group, Expense Universe and Subadvisor Expense Universe and, in some cases as noted below, the Subadvisor Expense Group. It was noted that VALIC negotiates the sub-advisory fees with each of the unaffiliated Sub-advisers at arms-length. The Board also considered that the sub-advisory fees are paid by VALIC out of its advisory fees it receives from the Funds and is not paid by the Funds, and that sub-advisory fees may vary widely within the Subadvisor Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of sub-advisory fees paid out by VALIC and the amount of the management fees which it retained and determined that these amounts were reasonable in light of the services performed by VALIC and the sub-advisers, respectively. The Board noted the affiliation of SAAMCo with VALIC, noting any potential conflicts of interest. The Board also noted that VALIC annually waives a portion of its advisory fee and/or reimburses the expenses of each of the Funds.

The Sub-advisers provided and the Board also considered expense information of comparable accounts managed by the Sub-advisers, as applicable, which accounts may have included one or more of the following types of accounts: retail mutual funds, mutual funds sold through variable annuity and variable insurance products, and other institutional-type accounts.

The total expense information, advisory fee information, and sub-advisory fee information considered by the Board, among other fee and expense data, is summarized below. It was noted that expense ratio data included in the independent third-party reports was based on unaudited data from the semi-annual report dated February 28, 2012.

The Board received and reviewed information prepared by management and by an independent third-party regarding the Funds’ investment performance compared against their benchmarks and their respective Performance Groups/Universes. It was noted that performance information provided by the independent third-party was for the period ended April 30, 2012 and that benchmark information presented by management was through the period ended June 30, 2012. It was also noted that the Board regularly reviews the performance of the Funds throughout the year. The Board further noted that, while it monitors performance of the Funds closely, it generally attaches more importance to performance over relatively long periods of time, typically three to five years.

•

Aggressive Growth Lifestyle Fund (sub-advised by PineBridge). The Board considered that the Fund’s actual advisory fees were at the median of its Expense Group and above the median of its Expense Universe. In addition, the Board considered that the Fund’s total net expenses were at the median of its Expense Group and below the median of its Expense Universe. The Board also noted that the Fund’s actual sub-advisory fees were above the medians of its Subadvisor Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses would be extended contractually through December 31, 2013.

The Board considered that the Fund’s performance was above the median of its Performance Group/Universe and the Lipper peer benchmark for the most recent one-, three- and five-year periods. The Board also noted that the Fund outperformed its blended benchmark for the most recent three- and five-year periods and underperformed its blended benchmark for the most recent one-year period. The blended benchmark consists of the Russell 3000® Index (“Russell 3000”) (54%), Barclays U.S. Aggregate Bond Index (25%), the MSCI EAFE Index (13%), and the FTSE European Public Real Estate Association (“EPRA”) / National Association of Real Estate Investment Trusts (“NAREIT”) Global Real Estate Index (8%). The Board also noted that the Fund outperformed its benchmark, the S&P 500® Index, for the most recent five-year period and underperformed its benchmark for the most recent one- and three-year periods. The Board concluded that the Fund’s performance was satisfactory.

•

Capital Appreciation Fund (sub-advised by TBCAM). The Board considered that the Fund’s actual advisory fees and total net expenses were below the medians of its Expense Group/Universe. The Board also noted that the Fund’s actual sub-advisory fees were below the median of its Subadvisor Expense Group and at the median of its Subadvisor Expense Universe. The Board also noted that the expense limitation on total expenses would be extended contractually through December 31, 2013.

The Board noted that TBCAM began managing the Fund on December 5, 2011 and that performance prior to such time was attributable to the prior sub-adviser. The Board considered that the Fund’s performance was above the medians of its Performance Group/Universe for the most recent one-year period and that the Fund outperformed its Lipper peer benchmark during the most recent one- and five-year periods. The Board also considered that the Fund was below the medians of its Performance Group/Universe for the most recent three- and five-year periods and also underperformed its Lipper peer benchmark during the most recent three-year period.

The Board considered that the Fund underperformed its benchmark, the Russell 1000® Growth Index, for the most recent one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance as well as management’s continued monitoring of the Fund and the recent change of the Fund’s sub-adviser and concluded that the Fund’s performance was being addressed.

•

Conservative Growth Lifestyle Fund (sub-advised by PineBridge). The Board considered that the Fund’s actual advisory fees and total net expenses were below the medians of its Expense Group/Universe. The Board also noted that the Fund’s actual sub-advisory fees were above the median of its Subadvisor Expense Universe. The Board also noted that the expense limitation on total expenses would be extended contractually through December 31, 2013.

VALIC Company II

APPROVAL OF ADVISORY AGREEMENTS (Unaudited) — (continued)

The Board considered that the Fund’s performance was above the medians of its Performance Group/Universe and outperformed its Lipper peer index for the most recent one-, three- and five-year periods. The Board noted that the Fund slightly underperformed its blended benchmark for the most recent one-year period and outperformed its blended benchmark for the most recent three- and five-year periods. The Fund’s blended benchmark consists of the Russell 3000 Index (24%), Barclays U.S. Aggregate Bond Index (65%), the MSCI EAFE Index (8%), and the FTSE EPRA/NAREIT Global Real Estate Index (3%). The Board noted that the Fund underperformed its benchmark, the S&P 500® Index, for the most recent one- and three-year periods and outperformed its benchmark for the most recent five-year period. The Board concluded that the Fund’s performance was satisfactory.

•

Core Bond Fund (sub-advised by PineBridge). The Board considered that the Fund’s actual advisory fees were above the medians of its Expense Group/Universe and that the Fund’s total net expenses were below the median of its Expense Group and above the median of its Expense Universe. In addition, the Board noted that the Fund’s actual sub-advisory fees were above the medians of its Subadvisor Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses would be extended contractually through December 31, 2013.

The Board noted that the Fund’s performance was above the medians of its Performance Group/Universe and that it outperformed its Lipper peer index for the most recent three- and five-year periods. The Board also considered that the Fund was below the medians of its Performance Group/Universe for the most recent one-year period and that the Fund underperformed its Lipper peer benchmark during the same period. The Board also considered that the Fund outperformed its benchmark, the Barclays U.S. Aggregate Bond Index, for the most recent three-year period and underperformed its benchmark for the most recent one- and five-year periods. The Board considered management’s discussion of the Fund’s performance and concluded that the Fund’s overall performance was satisfactory.

•

High Yield Bond Fund (sub-advised by Wellington Management). The Board considered that the Fund’s actual advisory fees were below the median of its Expense Group and above the median of its Expense Universe. The Board also considered that the Fund’s total net expenses were below the median of its Expense Group and above the median of its Expense Universe. The Board considered that the Fund’s actual sub-advisory fees were above the medians of its Subadvisor Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the Fund’s advisory fees were lowered in July 2009. The Board also noted that the expense limitation on total expenses would be extended contractually through December 31, 2013.

The Board considered that the Fund’s performance was below the medians of its Performance Group/Universe and underperformed its Lipper peer index for the most recent one-year period. The Board also considered that the Fund’s performance was above the median of its Performance Universe and outperformed its Lipper peer index and was below the median of its Performance Group for the most recent three-year period. The Board also considered that the Fund’s performance was below the medians of its Performance Group/Universe and underperformed its Lipper peer index for the most recent five-year period.

The Board noted that Wellington began managing the Fund in July 2009 and that performance prior to such time was attributable to the prior sub-adviser. The Board considered that the Fund underperformed its benchmark, the Citigroup High Yield Market Index, for the most recent one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance, as well as management’s continued monitoring of the Fund and the previous change of sub-adviser. The Board concluded that the Fund’s performance was being addressed.

•

Large Cap Value Fund (sub-advised by TBCAM and Janus/Perkins). The Board considered that the Fund’s actual advisory fees and total net expenses were below the medians of its Expense Group/Universe. The Board also noted that the Fund’s actual sub-advisory fees were below the median of its Subadvisor Expense Universe. The Board also noted that the expense limitation on total expenses would be extended contractually through December 31, 2013.

The Board considered that TBCAM and Janus/Perkins began managing the Fund in June 2010 and that performance for prior periods was attributable to the prior sub-adviser. The Board considered that the Fund’s performance was below the medians of its Performance Group/Universe for the most recent one-, three- and five-year periods and that the Fund underperformed its Lipper peer index and benchmark, the Russell 1000® Value Index, for the same periods. The Board considered management’s discussion of the Fund’s performance as well as management’s continued monitoring of the Fund and the previous change of sub-adviser. The Board concluded that the Fund’s performance was being addressed.

•

Mid Cap Growth Fund (sub-advised by Columbia). The Board considered that the Fund’s actual advisory fees and total net expenses were below the medians of its Expense Group/Universe. The Board also noted that the Fund’s actual sub-advisory fees were at the median of its Subadvisor Expense Group and above the median of its Subadvisor Expense Universe. The Board also noted that the expense limitation on total expenses would be extended contractually through December 31, 2013.

The Board noted that Columbia began managing the Fund on December 1, 2010 and that performance prior to such time was attributable to the prior sub-adviser. The Board considered that the Fund’s performance was below the median of its Performance Universe and its Lipper peer index for the most recent one-, three- and five-year periods. The Board also considered that the Fund was at the median of its Performance Group for the most recent three-year period and below the median of the Performance Group for the most recent one- and five-year periods. The Board also considered that the Fund underperformed its benchmark, the Russell Midcap® Growth Index, for the most recent one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance as well as management’s continued monitoring of the Fund and the previous change of sub-adviser and concluded that the Fund’s performance was being addressed.

•

Mid Cap Value Fund (sub-advised by Robeco, Tocqueville and Wellington). The Board considered that the Fund’s actual advisory fees were below the medians of its Expense Group/Universe. The Board also considered that total net expenses were below the median of the Fund’s Expense Group and above the median of the Fund’s Expense Universe. The Board also considered that the Fund’s actual sub-advisory fees were above the medians of its Subadvisor Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses would be extended contractually through December 31, 2013.

The Board considered that the Fund’s performance was below the median of its Performance Group/Universe for the most recent three- and five-year periods and above the median of its Performance Group/Universe for the most recent one-year period. The Board considered that the Fund outperformed its Lipper peer index for the most

VALIC Company II

APPROVAL OF ADVISORY AGREEMENTS (Unaudited) — (continued)

recent one-, three- and five-year periods. The Board also considered that the Fund underperformed its benchmark, the Russell Midcap® Value Index, during the same period. The Board took into account management’s discussion of the Fund’s performance as well as management’s continued monitoring of the Fund and the replacement of one of the Fund’s sub-advisers in 2011 and concluded that the Fund’s performance was being addressed.

•

Moderate Growth Lifestyle Fund (sub-advised by PineBridge). The Board considered that the Fund’s actual advisory fees and total net expenses were below the medians of its Expense Group/Universe. The Board also considered that the Fund’s actual sub-advisory fees were above the median of its Subadvisor Expense Universe. The Board noted that the expense limitation on total expenses would be extended contractually through December 31, 2013.

The Board considered that the Fund’s performance was above the medians of its Performance Group/Universe and that the Fund outperformed its Lipper peer group for the most recent one-, three- and five-year periods. The Board also considered that the Fund outperformed its blended benchmark for the most recent three- and five-year periods and underperformed its blended benchmark for the most recent one-year period. The Fund’s blended benchmark consists of the Russell 3000 (40%), Barclays U.S. Aggregate Bond Index (45%), MSCI EAFE Index (10%) and the FTSE EPRA/NAREIT Global Real Estate Index (5%). The Board also noted that the Fund outperformed its benchmark, the S&P 500® Index, for the most recent five-year period and underperformed its benchmark for the most recent one- and three-year periods. The Board concluded that the Fund’s performance is satisfactory.

•

Money Market II Fund (sub-advised by SAAMCo). The Board considered that the Fund’s actual advisory fees were above the medians of its Expense Group/Universe. The Board also considered that the Fund’s total net expenses were below the medians of its Expense Group/Universe. The Board noted that the Fund’s actual sub-advisory fees were below the median of its Subadvisor Expense Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses would be extended contractually through December 31, 2013 and that VALIC has contributed capital to support the Fund’s current yield.

The Board considered that the Fund’s performance was slightly above the median of its Performance Universe for the most recent one- and three-year periods and below the median for the most recent five-year period. The Board also noted that the Fund’s performance was at the median of its Performance Group during the most recent one- year period and above the median of its Performance Group for during the most recent three- and five-year periods.

The Board considered that the Fund underperformed its Lipper peer index for the most recent three- and five-year periods and equaled the performance of its Lipper peer index for the most recent one-year period. The Board also considered that the Fund underperformed its benchmark, the Treasury Bill 3- Month Index, for the most recent one-, three- and five-year periods. The Board took into account the relatively small range in performance returns among the Performance Group/Universe. The Board concluded that the Fund’s performance was satisfactory in light of all factors considered.

•

Small Cap Growth Fund (sub-advised by JPMIM). The Board considered that the Fund’s actual advisory fees were at the median of its Expense Group and slightly above the median of its Expense Universe. The Board also considered that the Fund’s total net expenses were below the median of its Expense Group and above the median of its Expense Universe. The Board also noted that the Fund’s actual sub-advisory fees were above the medians of its Subadvisor Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses would be extended contractually through December 31, 2013.

The Board noted that the Fund’s performance was below the medians of its Performance Group/Universe and that the Fund underperformed its Lipper peer index for the most recent one-year period. The Board also considered that the Fund’s performance was above the medians of its Performance Group/Universe and that the Fund outperformed its Lipper peer index for the most recent three-year period. For the most recent five-year period, the Board noted that the Fund’s performance was above the median of its Performance Group and below the median of its Performance Universe and the Fund underperformed its Lipper peer index for the same period.

The Board also considered that the Fund outperformed its benchmark, the Russell 2000® Growth Index, for the most recent three-year period and underperformed the benchmark for the most recent one- and five-year periods. The Board concluded that the Fund’s overall performance was satisfactory in light of all factors considered.

•

Small Cap Value Fund (sub-advised by SAAMCo, Metropolitan West and JPMIM). The Board considered that the Fund’s actual advisory fees and total net expenses were below the medians of its Expense Group/Universe. The Board also noted that the Fund’s actual sub-advisory fees were above the medians of its Subadvisor Expense Group/Universe. The Board also noted that the expense limitation on total expenses would be extended contractually through December 31, 2013.

The Board considered that the Fund’s performance was below the medians of its Performance Group/Universe for the most recent one-, three- and five-year periods. The Board also considered that the Fund underperformed its Lipper peer index for the same periods. The Board also noted that the Fund has underperformed its benchmark, the Russell 2000® Value Index, for the most recent one-, three- and five-year periods. The Board considered management’s discussion of the Fund’s performance, including the engagement of new sub-advisers in February 2010, its continued monitoring of the Fund, and concluded that the Fund’s performance is being addressed.

•

Socially Responsible Fund (sub-advised by SAAMCo). The Board considered that the Fund’s actual advisory fees and total net expenses were below the medians of its Expense Group/Universe. The Board also considered that the Fund’s actual sub-advisory fees were below the medians of its Subadvisor Expense Group/Universe. The Board also noted that the expense limitation on total expenses would be extended contractually through December 31, 2013.

The Board considered that the Fund’s performance was above the medians of its Performance Group/Universe, and outperformed its Lipper peer index for the most recent one-, three- and five- year periods. The Board also noted that the Fund underperformed its benchmark, the S&P 500® Index, for the same period. The Board took into consideration management’s discussion of its peer group and index noting the social criteria to which the Fund must adhere and concluded that the Fund’s performance was satisfactory in light of all factors considered.

•

Strategic Bond Fund (sub-advised by PineBridge). The Board considered that the Fund’s actual advisory fees were below the medians of its Expense Group/Universe and that the Fund’s total net expenses were above the medians of its Expense Group/Universe. The Board also considered that the Fund’s actual sub-advisory fees were above the medians of its Subadvisor Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses would be extended contractually through December 31, 2013.

VALIC Company II

APPROVAL OF ADVISORY AGREEMENTS (Unaudited) — (continued)

The Board considered that the Fund’s performance was above the median of its Performance Universe for the most recent three-year period and below the median for the most recent one- and five-year periods. The Board also considered that the Fund’s performance was at the median of its Performance Group for the most recent one- year period and below the median of its Performance Group for the most recent three- and five-year periods.

The Board considered that the Fund underperformed its Lipper peer index for the most recent one- and five-year periods and outperformed its Lipper peer index for the most recent three-year period. The Fund also outperformed its benchmark, the Barclays U.S. Aggregate Bond Index, for the most recent three-year period and underperformed its benchmark for the most recent one- and five-year periods.

The Board took into account management’s discussion of the Fund’s performance. The Board noted that management was closely monitoring the Fund and concluded that the Fund’s performance was satisfactory in light of all factors considered.

The Board concluded that the advisory fee and sub-advisory fee for each Fund are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Cost of Services and Indirect Benefits/Profitability. The Board was provided information related to the cost of services and profits realized in connection with the Advisory Agreement. The Board considered the costs that are borne by the Funds. For its services, VALIC receives a fee, payable monthly from each Fund in an amount that is calculated as a percentage of the average daily net assets of the respective Fund.

It was noted that VALIC reviewed a number of factors in determining appropriate fee levels for the Funds as well as the fee VALIC pays each Sub-adviser. Such factors include review of (1) style class peers primarily within the variable annuity and qualified plan universe; (2) key competitor analysis; (3) fund analysis; (4) product suitability; and (5) special considerations such as competitor sub-account characteristics, uniqueness of the product and prestige of the manager.

The Board considered that VALIC will receive benefits in addition to the advisory fee to be paid by the Funds, which include transfer agency fees paid or to be paid by the Funds. The Board considered that the Funds also pay VALIC a fee for the provision of recordkeeping and shareholder services to contract owners and participants, which is provided at cost. Such payment is allocated to each Fund based on the number of accounts serviced. Finally, it was noted that the Funds pay SAAMCo, an affiliate of VALIC, an annual fee of approximately 0.07% based on each Fund’s average daily net assets, for the provision of certain accounting and administrative services. Out of the fee SAAMCo receives from the Funds, SAAMCo compensates VALIC for certain administrative services (0.02% of daily net assets), and the Funds’ custodian, State Street Bank and Trust Company for calculation of the daily net asset value (0.01% of daily net assets). It was also noted that SAAMCo receives sub-advisory fees for those Funds for which it serves as sub-adviser. The Board also considered that VC II pays VALIC an annual fee of 0.25% on average daily net assets of each Fund (other than the Lifestyle Funds) pursuant to a Shareholder Services Agreement.

The Board also considered that VALIC may exclude from its taxable income a portion of the ordinary dividends paid by underlying U.S. equities in the Funds to the same extent the Funds receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, it was noted that VALIC may receive foreign tax credits with respect to certain foreign securities held or to be held in certain Funds that benefit VALIC. These benefits can be material.

In considering the profitability to VALIC and its affiliates in connection with their relationship with the Funds, the Board reviewed information provided by VALIC setting forth the revenues and other benefits, both direct and indirect, received by VALIC and its affiliates attributable to managing each Fund, the cost of providing such services and the resulting profitability to VALIC and its affiliates from these relationships. The Board also reviewed VALIC’s profitability on a Fund-by-Fund basis. The Board received and reviewed information prepared by VALIC that reflects an allocation of costs that result in a reasonable determination of profitability of VALIC, as adviser, transfer agent and as shareholder servicing agent. In addition, the Board considered the profitability of SAAMCo in its role as the administrator of the Funds and as sub-adviser to certain Funds. The Board concluded that the profitability to VALIC and its affiliates from their relationship with the Funds was reasonable.

In considering the profitability to the Sub-advisers in connection with their relationship to the Funds, the Trustees noted that the fees under the Sub-Advisory Agreements are paid by VALIC out of the advisory fees that VALIC receives under the Advisory Agreement. With respect to the unaffiliated Sub-advisers, the Board also relied on the ability of VALIC to negotiate the Sub-Advisory Agreements and the fees thereunder at arm’s length.

For each of the above reasons, the Trustees determined that the profitability to the Sub-advisers from their relationship with the Funds was not a material factor in their deliberations with respect to consideration of approval of the Investment Sub-Advisory Agreements.

Economies of Scale. The Board noted that the advisory fee rate and sub-advisory fee rates payable to VALIC and each of the Sub-advisers with respect to most of the Funds contain breakpoints, which allows the Funds to participate in any economies of scale. The Board also took into account management’s discussion of the Funds’ advisory fee and sub-advisory fee structure, including with respect to the Funds that do not currently have breakpoints. The Board also considered the effect of each Fund’s growth and size on its performance and fees, noting that if the Funds’ assets increase over time, the Funds may realize other economies of scale if assets increase proportionally more than expenses. The Board concluded that no changes to the advisory fee structure of the Funds were necessary.

For similar reasons as stated above with respect to the Sub-advisers’ profitability and the costs of their providing services, the Board concluded that the potential for economies of scale in the Sub-advisers’ management of the Funds are not a material factor to the approval of the Sub-advisory Agreements, although it was noted that most of the Funds have breakpoints at the sub-advisory fee level.

Terms of the Advisory Contracts. The Board reviewed the terms of the Advisory Contracts including the duties and responsibilities undertaken. The Board also reviewed the terms of payment for services rendered by VALIC and the Sub-advisers and noted that VALIC would compensate the Sub-advisers out of the advisory fees it receives from the Funds. The Board noted that the Sub-Advisory Agreements provide that each Sub-adviser will pay all of its own expenses in connection with the performance of their respective duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered the termination and liability provisions of the Advisory Contracts and other terms contained therein. The Board concluded that the terms of each of the Advisory Contracts were reasonable.

VALIC Company II

APPROVAL OF ADVISORY AGREEMENTS (Unaudited) — (continued)

Compliance. The Board reviewed VALIC’s and the Sub-advisers’ compliance personnel and regulatory history, including information whether it was currently involved in any regulatory actions or investigations. In addition, the Board reviewed information concerning each entities’ compliance staff that would be responsible for providing compliance functions on behalf of the Funds and concluded that there was no information provided that would have a material adverse effect on their abilities to provide services to the Funds.

Conclusions. In reaching its decision to approve the Advisory Contracts, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that VALIC and each Sub-adviser possess the capability and resources to perform the duties required of them under their respective Advisory Contracts.

Further, based upon its review of the Advisory Contracts, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Contracts are reasonable, fair and in the best interests of each of the Funds and its respective shareholders, and (2) the fee rates payable under the Advisory Contracts are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

VALIC Company II

TRUSTEES AND OFFICERS INFORMATION — August 31, 2012 (Unaudited)

Name, Age and Address*	Position Held With VALIC Complex	Term of Office and Length of Time Served(4)	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director(2)	Other Directorships Held by Trustee(3)
Independent Directors
Thomas J. Brown Age: 66	Trustee	2005- Present	Retired.	48	Trustee, Virtus Series Fund (2011-Present).
Dr. Judith L. Craven Age: 67	Trustee	1998- Present	Retired Administrator.	78	Director, Hilton Hotel (1998-Present); Director, Belo Corporation, a media company (1992-Present); Director SYSCO Corporation, a food marketing and distribution company (1996-Present). Director, Luby’s Inc., a restaurant chain (1998-Present).
William F. Devin Age: 73	Chairman and Trustee(5)	2001- Present	Retired.	78	Director, Boston Options Exchange (2001-Present).
Dr. Timothy J. Ebner Age: 63	Trustee	1998- Present	Professor and Head, Department of Neuroscience (1980-Present), and Visscher Chair of Physiology, University of Minnesota (1999-Present); Scientific Director, Society for Research on the Cerabellum (2008-Present). President-Elect, Association of Medical School Neuroscience Department Chairpersons (2011-Present).	48	Trustee, Minnesota Medical Foundation (2005-Present).
Judge Gustavo E. Gonzales, Jr. Age: 72	Trustee	1998- Present	Attorney At Law, Criminal Defense and General Practice (2005-Present) Formerly, Municipal Court Judge, Dallas, TX (1995-2004)	48	None.
Dr. John Wm. Lancaster Age: 88	Trustee	1998- Present	Pastor Emeritus (1990-Present) and formerly Director of Planned Giving (1997-2005), First Presbyterian Church, Houston, TX.	48	None.
Kenneth J. Lavery Age: 62	Trustee	2001- Present	Vice President, Massachusetts Capital Resources Co. (1982-Present).	48	None.
Dr. John E. Maupin, Jr. Age: 66	Trustee	1998- Present	President, Morehouse School of Medicine, Atlanta, Georgia (2006-Present). Formerly, President, Meharry Medical College, Nashville, Tennessee (1994-2006).	48	Director, LifePoint Hospitals, Inc. (1999-Present); Director, HealthSouth Corp. (2004-Present); and Director, Regions Financial Corp. (2007-Present).
Interested Directors
Peter A. Harbeck(1) Age: 58	Trustee	2001- Present	President, CEO and Director, SAAMCo (1995-Present); Director, SunAmerica Capital Services, Inc. (“SACS”) (1993-Present); Chairman, President and CEO, Advisor Group, Inc. (2004-Present)	78	None.
Officers
Kurt Bernlohr Age: 51	President and Principal Executive Officer	2009- Present

President VALIC Financial Advisors, Inc. (2009-Present); President, VALIC Retirement Services Company (2009-Present); Senior Vice President (2009-Present), Vice President (2004-2009) and Associate General Counsel (2000-2004), VALIC

				N/A	N/A
John Packs Age: 56	Vice President and Senior Investment Officer	2001- Present	Senior Investment Officer, VALIC (2001-Present).	N/A	N/A

VALIC Company II

TRUSTEES AND OFFICERS INFORMATION — August 31, 2012 (Unaudited) — (continued)

Name, Age and Address*	Position Held With VALIC Complex	Term of Office and Length of Time Served(4)	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director(2)	Other Directorships Held by Trustee(3)
Officers
Gregory R. Kingston Age: 46	Treasurer and Principal Financial Officer	2000- Present	Vice President, SAAMCo (2001-Present).	N/A	N/A
Nori L. Gabert Age: 59	Vice President, Chief Legal Officer and Secretary	2000- Present	Vice President and Deputy General Counsel, SAAMCo (2005-Present).	N/A	N/A
Gregory N. Bressler Age: 45	Vice President	2005- Present	Senior Vice President and General Counsel, SAAMCo (2005-Present).	N/A	N/A
Katherine Stoner Age: 56	Vice President, Chief Compliance Officer	2011- Present	Vice President, SAAMCo (May 2011-Present); Vice President, The Variable Annuity Life Insurance Company (“VALIC”) and Western National Life Insurance Company (“WNL”) (2006-Present); Deputy General Counsel and Secretary, VALIC and WNL (2007-Present); Vice President, VALIC Financial Advisors, Inc. and VALIC Retirement Services Company (2010-Present).	N/A	N/A
Matthew J. Hackethal Age: 40	Anti-Money Laundering (“AML”) Compliance Officer	2007- Present	Chief Compliance Manager, SAAMCo (2006-Present); AML Compliance Officer, SunAmerica Fund Complex (2006-Present).	N/A	N/A
Donna M. Handel Age: 46	Vice President and Assistant Treasurer	2001- Present	Senior Vice President, SAAMCo (2004-Present).	N/A	N/A
Thomas M. Ward Age: 45	Vice President	2008- Present	VP (2009-Present) and Director (2005-2009), VALIC; VP, VALIC Financial Advisers, Inc. (2009-Present)	N/A	N/A
*	The business address for each Trustee and Officer is 2929 Allen Parkway, Houston, TX, 77019.
(1)	Interested Trustee, as defined within the Investment Company Act of 1940 (the “1940 Act”), because of current employment with SAAMCo, an affiliated company with VALIC.
(2)	The “Fund Complex” consists of all registered investment company portfolios for which VALIC or an affiliated person of VALIC serves as investment adviser or administrator. The “Fund Complex” includes the SunAmerica Speciality Series (6 funds), SunAmerica Equity Funds (3 funds), SunAmerica Income Funds (4 funds), SunAmerica Money Market Funds, Inc. (1 fund), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series, Inc. (7 portfolios), Anchor Series Trust (8 portfolios), Seasons Series Trust (21 portfolios), SunAmerica Series Trust (37 portfolios), VALIC Company I (33 funds) and VALIC Company II (15 funds).
(3)	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. “public companies”) or other investment companies registered under the 1940 Act.
(4)	Trustees serve until their successors are duly elected and qualified.
(5)	Effective July 27, 2005, Mr. Devin became Chairman of the Board.

Additional Information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling 1-800-448-2542.

VALIC Company II

SHAREHOLDERS TAX INFORMATION — August 31, 2012 (Unaudited)

Certain tax information regarding the VALIC Company II is required to be provided to the shareholders based upon each Fund’s income and capital gain distributions for the taxable year ended August 31, 2012.

The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2012, which will be made available after the end of the calendar year.

During the year ended August 31, 2012 the Funds paid the following long-term capital gains along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations:

Fund	Net Long-Term Capital Gains	Foreign Tax Credit*	Foreign Source Income	Qualifying % for the 70% Dividends Received Deduction
Aggressive Growth Lifestyle	$—	$32,598	$554,724	14.44%
Capital Appreciation	—	—	—	100.00
Conservative Growth Lifestyle	929,328	9,647	169,222	7.07
Core Bond	1,486,886	—	—	2.03
High Yield Bond	—	—	—	0.01
International Opportunities	—	1,198,212	15,026,877	0.52
Large Cap Value	—	—	—	100.00
Mid Cap Growth	—	—	—	—
Mid Cap Value	—	—	—	100.00
Moderate Growth Lifestyle	—	31,904	548,275	11.32
Money Market II	—	—	—	—
Small Cap Growth	5,832,710	—	—	—
Small Cap Value	—	—	—	24.10
Socially Responsible	—	—	—	100.00
Strategic Bond	—	—	—	1.04

*	The Funds make an election under the Internal Revenue Code Section 853 to pass through foreign taxes paid to the shareholders.

VALIC Company II

COMPARISONS: FUNDS VS. INDEXES (Unaudited)

In the following pages, we have included graphs that compare the Fund’s performance with certain market indices. These graphs show the hypothetical growth of a $10,000 investment in each Fund versus the same $10,000 investment in comparable market indices. Descriptions of these market indices are provided below the individual graphs. It is important to note that the VC II Funds are professionally managed mutual funds while the indices are not available for investment and are unmanaged.

Please note that the graphs and tables that accompany the following investment comments include all fund expenses, but do not reflect the charges imposed by the variable annuity contract or variable life insurance policy (collectively, the “Contracts”), a qualifying employer-sponsored retirement plan (the “Plans”), or Individual Retirement Accounts (“IRAs”). All dividends are assumed to be reinvested. No expenses are deducted from the performance of the indices.

Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other federal government entity. Lower rated high yield, high-risk securities generally involve more credit risk. These securities may also be subject to greater market price fluctuations than lower yielding, higher rated debt securities. The common stocks of medium-sized companies may be more volatile than those of larger, more established companies. Investing in real estate involves special risks, which may not be associated with investing in stocks, including possible declines in real estate values, adverse economic conditions, and changes in interest rates. Investments in small capitalization and emerging growth companies involve greater than average risk. Such securities may have limited marketability and the issuers may have limited product lines, markets and financial resources. The value of such investments may fluctuate more widely than investments in larger, more established companies. The technology industry can be significantly affected by obsolescence, short product cycles, falling prices and profits, and competition from new market participants. Funding choices that primarily invest in one sector are more volatile than those that diversify across many industry sectors and companies.

VALIC Company II Aggressive Growth Lifestyle Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with PineBridge Investments, LLC

For the twelve-months ending August 31, 2012, the Aggressive Growth Lifestyle Fund returned 11.15%, compared to 18.00% for the S&P 500® Index and 11.90% for the Blended Index. The Blended Index is comprised of the Russell 3000® Index (54%), the MSCI EAFE Index (net) (13%), the Barclays U.S. Aggregate Bond Index (25%) and the FTSE European Public Real Estate Association (“EPRA”)/National Association of Real Estate Investment Trusts (“NAREIT”) Developed Index (8%).

The Fund invests in a combination of funds of VC II and VALIC Company I (“VC I”), another mutual fund series managed by VALIC (“Underlying Funds”). The Fund does not select specific sectors, securities, or countries and thus these factors do not influence performance. Rather, the key indicators of performance are asset allocation, style allocation and manager selection. Asset allocation provided a modest contribution to performance while style allocation and manager selection detracted from performance.

At the beginning of the year the Fund had a 69% allocation to equity, which was overweighted compared to the Blended Index, based on a negative view of Europe. Real estate had a low weight given the ongoing weakness in the housing market. A more growth-oriented view was taken in late 2011 as fundamentals pointed to strong performance in both US and Emerging Markets. This market strength continued through the Spring of 2012, and the overweight equity position was retained through this time. However in late Spring weakening fundamentals were observed, as consumer confidence began to wane on renewed fears from the European Debt crisis. The Fund transitioned to a more conservative positioning over the summer. At the end of the reporting period, the equity allocation stood at 69%.

VALIC Company II Aggressive Growth Lifestyle Fund

COMPARISON: FUND VS. INDEX (Unaudited) — (continued)

For the year ended August 31, 2012, the Aggressive Growth Lifestyle Fund returned 11.15% compared to 18.00% for the S&P 500® Index and 11.90% for the Blended Index.

*

The S&P 500® Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The Fund’s Blended Index consists of the Russell 3000® Index (54%), MSCI EAFE Index (net) (13%), the Barclays U.S. Aggregate Bond Index (25%) and the FTSE/EPRA NAREIT Developed Index (8%).

***	The MSCI EAFE Index (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties.

****	The Barclays U.S. Aggregate Bond Index, a broad measure of the bond market, is an unmanaged index that is composed of securities from Barclays Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

†	The Russell 3000® Index follows the 3,000 largest U.S. companies, based on total market capitalization.

††	The FTSE EPRA/NAREIT Developed Index is a global market capitalization weighted index composed of listed real estate securities in the North American, European and Asian real estate markets.

Average Annual Total Return
1 Year	5 Years	10 Years
11.15%	2.65%	8.35%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. The Fund’s returns do not reflect charges included in the Variable Contracts, Plans or IRAs.

VALIC Company II Capital Appreciation Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

The Capital Appreciation Fund posted a return of 17.13% for the twelve-month period ending August 31, 2012, compared to a return of 17.37% for the Russell 1000® Growth Index.

A discussion with Bridgeway Capital Management Inc.

The Fund was managed by Bridgeway Capital Management Inc. from September 1, 2011 through December 4, 2011.

Sector allocation versus the Russell 1000® Growth Index had a negative effect over the time period. The consumer staples, health care, and the materials sectors had a positive effect, but were weighed down by the negative contribution from the energy and industrials sectors.

Stock selection contributed positively to performance led by names in both information technology and health care sectors. In particular, Red Hat Inc., F5 Networks Inc., and SanDisk Corp.

Stock selection in the consumer discretionary sector detracted the most from performance with Netflix Inc., Wynn Resorts Ltd., and TRW Automotive Holdings Corp. providing the most negative performance.

A discussion with The Boston Company Asset Management, LLC (“The Boston Co.”)

The Boston Co. assumed management of the Fund on December 5, 2011.

The overweight sector allocations to consumer discretionary, health care and information technology added to performance for the period. The underweight sector allocation to industrials also aided performance.

Stock selection in consumer discretionary, industrials and materials contributed to the Fund’s performance relative to the benchmark.

The Fund’s relative outperformance in the consumer discretionary sector was led by exposure to Michael Kors Holdings Ltd. Relative outperformance within the industrials sector was primarily attributable to exposure to Cooper Industries PLC. The materials sector benefited primarily from Eastman Chemical Co.

The underweight sector allocations to financials and consumer staples detracted from performance. While sector allocation within financials was negative for the period, stock selection in the sector was strong.

Stock selection in information technology, health care and energy detracted from the Fund’s performance relative to the benchmark.

The Fund’s relative underperformance in information technology primarily resulted from holdings in Electronic Arts Inc., and F5 Networks Inc. Additionally, Cliffs Natural Resources Inc., a materials holding, detracted from overall performance.

For the year ended August 31, 2012, the Capital Appreciation Fund returned 17.13% compared to 17.37% for the Russell 1000® Growth Index.

*	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Average Annual Total Return
1 Year	5 Years	10 Years
17.13%	0.63%	5.31%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. The Fund’s returns do not reflect charges included in the Variable Contracts, Plans or IRAs.

VALIC Company II Conservative Growth Lifestyle Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with PineBridge Investments, LLC

For the twelve-months ending August 31, 2012, the Conservative Growth Lifestyle Fund returned 10.50%, compared to 18.00% for the S&P 500® Index and 8.57% for the Blended Index. The Blended Index is comprised of the Russell 3000® Index (24%), the MSCI EAFE Index (net) (8%), the Barclays U.S. Aggregate Bond Index (65%) and the FTSE European Public Real Estate Association (“EPRA”)/National Association of Real Estate Investment Trusts (“NAREIT”) Developed Index (3%).

The Fund invests in a combination of funds of VC II and VALIC Company I (“VC I”), another mutual fund series managed by VALIC (“Underlying Funds”). The Fund does not select specific sectors, securities, or countries and thus these factors do not influence performance. Rather, the key indicators of performance are asset allocation, style allocation and manager selection. Asset allocation, style allocation, manager selection all contributed to performance.

At the beginning of the year the Fund had a 33% allocation to equity, in the wake of the European Debt Crisis and ongoing bad news stories in Summer 2011. As stock market fundamentals improved in the latter half of the year, the Fund’s equity weighting was increased, including a position in Emerging Markets. That growth picked up and continued through late Spring, when fundamentals began to deteriorate, and the Fund began a gradual move back into a more cautious position. At the end of the reporting period, the equity allocation stood at 26%.

VALIC Company II Conservative Growth Lifestyle Fund

COMPARISON: FUND VS. INDEX (Unaudited) — (continued)

For the year ended August 31, 2012, the Conservative Growth Lifestyle Fund returned 10.50% compared to 18.00% for the S&P 500® Index and 8.57% for the Blended Index.

*

The S&P 500® Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The Fund’s Blended Index consists of the Russell 3000® Index (24%), MSCI EAFE Index (net) (8%), the Barclays U.S. Aggregate Bond Index (65%) and the FTSE EPRA/NAREIT Developed Index (3%).

***	The MSCI EAFE Index (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties.

****	The Barclays U.S. Aggregate Bond Index, a broad measure of the bond market, is an unmanaged index that is composed of securities from Barclays Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

†	The Russell 3000® Index follows the 3,000 largest U.S. companies, based on total market capitalization.

††	The FTSE EPRA/NAREIT Developed Index is a global market capitalization weighted index composed of listed real estate securities in the North American, European and Asian real estate markets.

Average Annual Total Return
1 Year	5 Years	10 Years
10.50%	5.23%	7.31%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. The Fund’s returns do not reflect charges included in the Variable Contracts, Plans or IRAs.

VALIC Company II Core Bond Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with PineBridge Investments, LLC.

The Core Bond Fund posted a return of 8.08% for the twelve-month period ending August 31, 2012, compared to a return of 5.78% for the Barclays U.S. Aggregate Bond Index.

Security selection was the largest contributor to relative performance of the Fund. Top performing positions in the Fund included two collateralized mortgage-backed securities (“CMBS”) bonds that were issued by Morgan Stanley, Morgan Stanley I VRS 5.65% due 03/12/2044 and Morgan Stanley I VRS 6.07% due 06/11/2049. In addition, a high yield bond issued by CMS Energy Corp (Ba1/BB+) was also among the top performers. The largest detractor from performance was a CMBS position issued by Citigroup, Citigroup Mtg. Loan Trust Inc. VRS 5.24% due 11/25/2038. Goldman Sachs Group, Inc. 6.13%, and United States Treasury Bond 2.13% due 02/15/2041 were also among the largest detractors.

Security selection was the largest single contributor to performance during the year. Weak risk asset class performance in the final quarter of 2011, was reversed in the first quarter of 2012 following successive Long Term Repo Operations (LTRO) announced by the European Central Bank. This strong rally in credit spreads, which lasted until late April, helped boost returns in the Fund due to exposure to lower rated bonds. A setback in May, was quickly reversed as aggressive moves by both the European Central Bank and anticipation of Federal Reserve support bolstered markets. Exposure to lower rated and higher beta investments was reduced in March and April given the view that the rally driven by LTRO was ebbing. Credits in sectors such as financials and high yield were cut due to concern that the sovereign situation in Europe and weak global macroeconomic data would once again take center stage. Nevertheless, risk positions were added again in July, with increases in Financials and High Yield as both the European Central Bank and the Fed were once again poised to support markets. The European Central Bank support of the Spanish banking system and OMT (Outright Market Transactions) in late August continued this trend. Moreover, anticipation of QE3 from the Federal Reserve boosted market confidence as well. Overall, portfolio moves proved additive to performance as credit markets sold-off in late spring and then staged a rebound over the summer.

Broadly, the Fund benefitted from a longer duration profile than the corresponding benchmark as well as exposure to both investment grade credit and high yield during a period of pronounced spread tightening. In addition, interest rates moved significantly lower driven by the sluggish growth environment and demand from both investors and the Federal Reserve.

For the year ended August 31, 2012, the Core Bond Fund returned 8.08% compared to 5.78% for the Barclays U.S. Aggregate Bond Index.

*	The Barclays U.S. Aggregate Bond Index, a broad measure of the bond market, is an unmanaged index that is composed of securities from Barclays Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

Average Annual Total Return
1 Year	5 Years	10 Years
8.08%	6.93%	5.49%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. The Fund’s returns do not reflect charges included in the Variable Contracts, Plans or IRAs.

VALIC Company II High Yield Bond Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with Wellington Management Company, LLP

The High Yield Bond Fund posted a return of 13.18% for the twelve-month period ending August 31, 2012, compared to its benchmark, the Citigroup High-Yield Market Index, which returned 13.91%.

The option adjusted spread on the Citigroup High-Yield Market Index tightened 127 basis points during the twelve month period ended August 31, 2012. The best performing sectors of the High Yield Market Index were home builders, banking, and building products. The worst performing sectors were paper and forest products, metals/mining, and secondary oil & gas producers.

Security selection was positive for the period, due primarily to results in the technology, financial services, and paper sectors. These results were partially offset by weak security selection within the consumer cyclical services, wireline, and media noncable sectors. Fund performance was hurt by sector allocation decisions, particularly a modest cash allocation in a rising market and an underweight to the strong performing home construction sector. During the period, B rated securities outperformed all other quality segments on a relative basis. BB rated names and CCC and below rated names lagged within the benchmark. Security selection in BB rated names helped relative performance.

For the year ended August 31, 2012, the High Yield Bond Fund returned 13.18% compared to 13.91% for the Citigroup High-Yield Market Index.

*	The Citigroup High-Yield Market Index measures the performance of below investment grade debt issued by corporations domiciled in the United States or Canada. All of the bonds in such index are publicly placed, have a fixed coupon, and are nonconvertible.

Average Annual Total Return
1 Year	5 Years	10 Years
13.18%	5.32%	9.53%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. The Fund’s returns do not reflect charges included in the Variable Contracts, Plans or IRAs.

VALIC Company II International Opportunities Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

The International Opportunities Fund (formerly, International Small Cap Equity Fund) posted a return of -2.95% for the twelve-month period ending August 31, 2012, compared to a return of -3.61% for the MSCI EAFE Small Cap Index (net).

A discussion with UBS Global Asset Management – regarding their portion of the Fund (the “portfolio”)

Effective December 5, 2011, UBS Global Asset Management replaced PineBridge Investments, LLC as sub-adviser to the Fund.

From a sector perspective, performance was driven primarily by information technology. Financials and consumer staples also boosted performance. Industrials, materials and health care were the biggest detractors.

Both financials and consumer staples contributed to performance driven by individual stock moves, with minimal impact from sector weighting. Stock selection within industrials, materials and health care detracted from performance and hindered the returns within those areas. An overweight to materials was a slight drag from an allocation perspective.

Security selection was the primary driver of performance within the portfolio. Key contributors to performance include Mellanox Technologies Ltd., Cosmos Pharmaceutical Corp, Gemalto NV, Telecity Group PLC and Booker Group PLC. The biggest detractors for the performance period include Major Drilling Group International Inc., Boart Longyear Group Ltd., Calsonic Kansei Corp., Atlas Iron Ltd. and Biosensers Group Ltd.

Israel, Japan and Italy were the top performing countries for the applicable period. China, Singapore and Canada were the weakest performing countries within the portfolio.

A discussion with MFS, LLC – regarding their portion of the Fund (the “portfolio”)

Effective June 20, 2012, Massachusetts Financial Services Company replaced Invesco Advisers, Inc. as sub-adviser to the Fund.

At the sector level, the stock selection and overweight to financial services, plus the stock selection within energy, industrial goods and services, retailing and health care aided performance. Detractors from the portfolio’s relative performance consisted of the stock selection within basic materials and an underweight to leisure.

Top performers were Alimentation Couche-Tard Inc. Class B, Schoeller-Bleckmann Oilfield, Jyske Bank A/S., Virbac and Sydbank A/S.

Top detractors were Iluka Resources Ltd., Want Want China Holdings Ltd., Credicorp Ltd., Dollarama Inc. and ASM International NV.

On a regional basis, investments in Japan, Denmark, Canada, Austria and the United Kingdom were notable contributors to the portfolio, while investments in Australia, China and Peru were notable detractors during the investment period.

A discussion with Invesco Advisers, Inc.– regarding their portion of the Fund (the “portfolio”) during their tenure as sub-adviser.

The portfolio outperformed relative to the benchmark. The portfolio’s exposure to Japan lagged the market given that holdings were more cyclical in nature and more export oriented.

Continental Europe was one of the worst performing regions against the broader market and the portfolio’s exposure to the region detracted from performance.

The UK, one of the strongest performing regions, benefited from being a perceived safe haven relative to other markets at a time of uncertainty. The fund’s underweight exposure to the region versus the benchmark was a drag on relative performance. Stock selection in selective emerging markets, including South Africa and the Philippines was positive for performance.

At the sector level, exposure to information technology (especially ASM International NV, Taiyo Yuden, and Shinko Electronics) and materials (Outokumpu and Taiheiyo Cement, in particular) made the largest contribution to total returns. However, the Funds exposure to Commerzbank, Mazda Motor Corp and Sparebank were among the biggest detractors of fund performance.

A discussion with PineBridge Investments, LLC – regarding their portion of the Fund (the “portfolio”) during their tenure as sub-adviser.

The portfolio outperformed the benchmark. In Europe, outperformance was primarily due to being underweight peripheral European countries such as Greece, Spain and Portugal. This was offset to some extent by stock selection in the consumer staples and information technology sectors. In Japan, stock section was the primary reason for underperformance. Although Japan has been somewhat of a safe haven, stocks in more cyclically exposed sectors were negatively affected by the overall market. Exposure to Association of Southeast Asian Nations countries had a positive effect on performance.

VALIC Company II International Opportunities Fund

COMPARISON: FUND VS. INDEX (Unaudited) — (continued)

For the year ended August 31, 2012, the International Opportunities Fund returned -2.95% compared to -3.61% for the MSCI EAFE Small Cap Index (net).

*	The MSCI EAFE Small Cap Index (net) is an unmanaged index considered representative of small-cap stocks of Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties.

Average Annual Total Return
1 Year	5 Years	10 Years
-2.95%	-5.38%	6.64%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. The Fund’s returns do not reflect charges included in the Variable Contracts, Plans or IRAs.

VALIC Company II Large Cap Value Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

The Large Cap Value Fund posted a return of 13.30% for the twelve-month period ending August 31, 2012, compared to a return of 17.30% for the Russell 1000® Value Index.

A discussion with Janus Capital Management, LLC – regarding their portion of the Fund (the “portfolio”)

During the 12-month period, the portfolio within the Large Cap Value Fund underperformed its benchmark, the Russell 1000® Value Index.

The portfolio’s above average cash position was primarily responsible for the underperformance versus the benchmark. Holdings in materials and energy were other large detractors from performance, primarily due to stock selection. In addition, stock selection in industrials and telecommunication services detracted from performance.

Meanwhile, stock selection in financials was the largest positive contributor. An overweight to the strong telecommunication services sector and an underweight to utilities added to outperformance, as did positive stock selection in information technology.

Individually, Goldcorp Inc. weighed the most on performance. Integrated energy holding Hess Corp. was also a key detractor, followed by Teck Resources Ltd., Alcoa Inc., and Staples Inc.

AT&T Inc. led contributors with a strong gain. Another significant holding, Pfizer Inc., also had strong returns during the period. Additional strong contributors were Wells Fargo & Co., Allstate Corp., and Merck & Co. Inc.

A discussion with The Boston Company Asset Management, LLC – regarding their portion of the Fund (the “portfolio”)

For the one-year period ended August 31, 2012, the portfolio underperformed its benchmark, the Russell 1000® Value Index.

Over the fiscal year ended August 31, 2012, the consumer discretionary and utilities sectors were the biggest contributors to relative performance, while information technology and materials detracted most. Stock selection in the information technology sector was the largest detractor.

Stock selection within materials, consumer staples, and financials also weighed on relative returns. An overweight to the strong consumer discretionary sector was a large contributor to performance.

The portfolio’s underweight to utilities buoyed relative returns, as the sector was one of the weakest in the period. However, a zero weight to the strong telecommunications services sector detracted from performance.

Among individual positions, Valero Energy Corp., Toll Brothers Inc., Hewlett-Packard Co., and Home Depot Inc. were the largest contributors. The largest individual detractors included Electronic Arts Inc., Schlumberger Ltd., and AT&T Inc.

For the year ended August 31, 2012, the Large Cap Value Fund returned 13.30% as compared to 17.30% for the Russell 1000® Value Index.

*	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Average Annual Total Return
1 Year	5 Years	10 Years
13.30%	-3.21%	4.61%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. The Fund’s returns do not reflect charges included in the Variable Contracts, Plans or IRAs.

VALIC Company II Mid Cap Growth Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

The Mid Cap Growth Fund posted a return of 6.56% for the twelve-month period ending August 31, 2012, compared to a return of 11.72% for the Russell Midcap® Growth Index.

A discussion with Columbia Management Investment Advisers, LLC

The Fund’s strategy generally is to maintain sector weightings that are within a range of those of the benchmark, the Russell Midcap® Growth Index, and typically the slight over/under-weights on a sector basis are more a reflection of the bottom-up analysis of individual stocks within those sectors as opposed to any top-down call on one sector versus another.

The over-weight sector allocations to both the energy and consumer discretionary sectors helped performance, as did the under-weight sector allocations to consumer staples and telecommunication services.

Stock selections in telecommunication services, financials and health care contributed to the Fund’s performance relative to the benchmark.

Within telecommunications, wireless tower operator, Crown Castle International Corp. was the top performing holding. In financials, the top contributor was asset manager Affiliated Managers Group Inc. Among the health care holdings, two of the top three contributors in the Fund were Onyx Pharmaceuticals Inc. and Edwards Lifesciences Corp.

On the downside, the over-weight sector allocations to information technology and utilities detracted from performance. Additionally, the materials and industrials sectors detracted from performance.

Within information technology, video game maker, Electronic Arts Inc. and a Chinese online media company, SINA Corp., detracted from performance. Additional detractors included Green Mountain Coffee Roasters Inc. and Clif Natural Resources Inc.

For the year ended August 31, 2012, the Mid Cap Growth Fund returned 6.56% compared to 11.72% for the Russell Midcap® Growth Index.

*

The Russell Midcap® Growth Index measures the performance of those Russell Midcap® companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index.

Average Annual Total Return
1 Year	5 Years	10 Years
6.56%	0.21%	8.56%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. The Fund’s returns do not reflect charges included in the Variable Contracts, Plans or IRAs.

VALIC Company II Mid Cap Value Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

The Mid Cap Value Fund posted a return of 13.85% for the twelve-month period ending August 31, 2012, compared to a return of 14.80% for the Russell Midcap® Value Index and 14.72% for the Russell 2500™ Value Index.

A discussion with Wellington Management Company, LLP – regarding their portion of the Fund (the “portfolio”)

For the twelve month period ended August 31, 2012, the portfolio outperformed the Russell Midcap® Value Index.

Overall, stock selection contributed to relative performance. Strong stock selection in the consumer discretionary, materials, information technology, and industrials sectors was partially offset by weaker selection in the consumer staples, financials, and energy sectors. Overall, sector allocation detracted from relative results, hurt by an overweight to the lagging materials and energy sectors.

Top relative contributors to performance included Toll Brothers Inc., Thomas & Betts Corp., and Cobalt International Energy Inc. Top relative detractors included Lone Pine Resources Inc., PHH Corp., and Unum Group.

A discussion with Tocqueville Asset Management, LP – regarding their portion of the Fund (the “portfolio”)

For the fiscal year ended August 31, 2012, the portfolio underperformed the Russell Midcap® Value Index.

Overall, sector selection hindered performance. Notable detractors included a large underweight in financials, an overweight in materials, and a underweight in consumer discretionary. Another drag to performance was the cash position, which was 15.6% at the end of the fiscal year. Partially offsetting this was an underweight (no exposure) to energy and an underweight to health care, two of the three worst-performing sectors in the benchmark.

Stock selection was generally favorable to portfolio performance for the fiscal year. The portfolio’s two largest sectors, industrials and materials, showed solid stock selection. Other significant contributors were stock selection in utilities, consumer discretionary, and financials. Conversely, stock selection in information technology was one of the largest detractors.

The largest single positive contributors to the portfolio’s performance included El Paso Corp. and Collective Brands, Inc. The largest single individual detractors were Checkpoint Systems, Inc. and Ferro Corp.

A discussion with Robeco Investment Management, Inc. – regarding their portion of the Fund (the “portfolio”)

Effective December 5, 2011, Robeco Investment Management, Inc. was engaged as sub-adviser to the Fund, replacing Nuveen Asset Management, LLC

From inception through August 31, 2012, the portfolio outperformed the Russell Midcap® Value Index primarily due to stock selection. Stock selection in basic industries, finance and technology contributed the most to performance. This was partially offset by stock selection in energy and consumer durables.

The portfolio’s sector selection detracted from relative performance. A large underweight to REITs accounted for the majority of the underperfornance. Partially offsetting this was a large underweight to the poor-performing utilities sector.

Large individual contributors included Seagate Technology PLC., Discover Financial Services, and CBS Corp. (Class B). Some of the large individual detractors were FTI Consulting Inc., SM Energy Co., and Electronic Arts Inc.

A discussion with Nuveen Asset Management, LLC. – regarding their portion of the Fund (the “portfolio”)

Effective December 5, 2011 Nuveen Asset Management, LLC was replaced as sub-adviser to the Fund.

The portfolio had positive attribution versus the Russell Midcap® Value Index during the period from September 1, 2011 to December 4, 2011. Stock selection was positive, but was partially offset by negative sector allocation. Stock selection in financials and energy were mostly responsible for the outperformance, while stock selection in materials detracted the most.

Securities that provided positive attribution included Macy’s Inc. in consumer discretionary, El Paso Corp. in energy, Goodrich in industrials, and Arrow Electronics Inc. in information technology. Names that provided negative attribution included Cliffs Natural Resources Inc. in materials, HollyFrontier Corp. in energy, and Republic Services Inc. in industrials.

VALIC Company II Mid Cap Value Fund

COMPARISON: FUND VS. INDEX (Unaudited) — (continued)

For the year ended August 31, 2012, the Mid Cap Value Fund returned 13.85% compared to 14.72% for the Russell 2500™ Value Index and 14.80% for the Russell Midcap® Value Index respectively.

*

The Russell 2500™ Value Index measures the performance of those Russell 2500™ companies (the 2500 smallest companies, by market capitalization in the Russell 3000® Index) with lower price-to-book ratios and lower forecasted growth values.

**

Effective December 5, 2011, the Fund transitioned its benchmark from Russell 2500™ Value Index to the Russell Midcap® Value Index in the process of replacing FAF Advisors, Inc./Nuveen Asset Management, LLC with the new sub-adviser, Robeco Investment Management, Inc. Management believes the Russell Midcap® Value Index is more representative of the composition of the Fund. The Russell Midcap® Value Index measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap® Value Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap value market. The index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap value market.

Average Annual Total Return
1 Year	5 Years	10 Years
13.85%	0.06%	8.38%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. The Fund’s returns do not reflect charges included in the Variable Contracts, Plans or IRAs.

VALIC Company II Moderate Growth Lifestyle Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with PineBridge Investments, LLC

For the twelve-months ending August 31, 2012, the Moderate Growth Lifestyle Fund returned 11.00%, compared to 18.00% for the S&P 500® Index and 10.40% for the Blended Index. The Blended Index is comprised of the Russell 3000® Index (40%), the MSCI EAFE Index (net) (10%), the Barclays U.S. Aggregate Bond Index (45%) and the FTSE European Public Real Estate Association (“EPRA”)/National Association of Real Estate Investment Trusts (“NAREIT”) Developed Index (5%).

The Fund invests in a combination of funds of VC II and VALIC Company I (“VC I”), another mutual fund series managed by VALIC (“Underlying Funds”). The Fund does not select specific sectors, securities, or countries and thus these factors do not influence performance. Rather, the key indicators of performance are asset allocation, style allocation and manager selection. Asset allocation and style allocation contributed to performance, while manager selection detracted from performance.

At the beginning of the year the Fund’s allocations appeared fairly balanced, with a 55% allocation to equity. Equity weights were increased leading into the fall and winter months, and ended March with a 61% allocation to equity. In the spring the Fund began a rotation to a more conservative position, and a glidepath to a lower equity and higher bond weight was instituted in mid-summer. This conservative positioning proved untimely, as markets stuttered at first but then rallied in the summer months. The focus on more conservatively positioned funds at this time caused manager selection to detract from performance. At the end of the reporting period, the equity allocation stood at 53%.

VALIC Company II Moderate Growth Lifestyle Fund

COMPARISON: FUND VS. INDEX (Unaudited) — (continued)

For the year ended August 31, 2012, the Moderate Growth Lifestyle Fund returned 11.00% compared to 18.00% for the S&P 500® Index and 10.40% for the Blended Index.

*

The S&P 500® Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The Blended Index consists of the Russell 3000® Index (40%), MSCI EAFE Index (net) (10%), the Barclays U.S. Aggregate Bond Index (45%) and the FTSE EPRA/NAREIT Developed Index (5%).

***	The MSCI EAFE Index (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties.

****	The Barclays U.S. Aggregate Bond Index, a broad measure of the bond market, is an unmanaged index that is composed of securities from Barclays Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

†	The Russell 3000® Index follows the 3,000 largest U.S. companies, based on total market capitalization.

††	The FTSE EPRA/NAREIT Developed Index is a global market capitalization weighted index composed of listed real estate securities in the North American, European and Asian real estate markets.

Average Annual Total Return
1 Year	5 Years	10 Years
11.00%	4.09%	7.85%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. The Fund’s returns do not reflect charges included in the Variable Contracts, Plans or IRAs.

VALIC Company II Money Market II Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with SunAmerica Asset Management Corp.

The Money Market II Fund posted a return of 0.01% for the twelve-month period August 31, 2012, compared to a return of 0.05% for its benchmark, the Citigroup Treasury Bill Three-Month Index.

The Federal Open Market Committee (“The FOMC”) maintained 2012 with a Fed Funds Target Rate between 0% to 0.25%. The FOMC comments throughout its regularly scheduled meetings indicated the continuation of moderate U.S. economic growth, notwithstanding some slowing in global growth. While indicators point to some further improvement in overall labor market conditions, the committee expects economic growth over coming quarters to be modest. The FOMC is expected to maintain a highly accommodative stance on monetary policy with exceptionally low levels for the federal funds rate at least through late 2014.

Yields on Money Market securities remained range -bound throughout the period, the Citigroup 3 month Treasury bill index yielded 0.09% ending August 2012 and one month CD yields ended August 2012 at approximately 0.17%. In order to preserve yields, value was added through active management of the Funds duration, specifically by purchasing longer-dated fixed rate instruments as well as floating rate notes. During the fiscal year, the Fund continued to emphasize liquidity while striving to preserve yield.

Average Annual Total Return
1 Year	5 Years	10 Years
0.01%	0.79%	1.62%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. The Fund’s returns do not reflect charges included in the Variable Contracts, Plans or IRAs.

VALIC Company II Small Cap Growth Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with JPMorgan Investment Management, Inc.

The Small Cap Growth Fund posted a return of 13.13% for the twelve-month period ending August 31, 2012, compared to a return of 12.72% for the Russell 2000® Growth Index.

Stock selection was the primary driver of performance during the period. Stock selection in the technology and materials and processing sectors contributed to performance, while stock selection in the consumer discretionary and health care sectors detracted from performance.

At the stock level, the Fund’s main contributors were Mellanox Technologies Ltd., a semiconductor company specializing in the interconnect space, and Lumber Liquidators, a multi-channel specialty retailer of hardwood flooring and hardwood flooring enhancements and accessories.

On the downside, the Fund’s biggest detractors were ServiceSource International Inc., a software provider for service revenue management tools, and Dynavox Inc., a provider of augmentative and alternative communication products and speech generation devices.

For the year ended August 31, 2012, the Small Cap Growth Fund returned 13.13% compared to 12.72% for the Russell 2000® Growth Index.

*	The Russell 2000® Growth Index measures the performance of those Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values.

Average Annual Total Return
1 Year	5 Years	10 Years
13.13%	1.54%	7.83%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. The Fund’s returns do not reflect charges included in the Variable Contracts, Plans or IRAs.

VALIC Company II Small Cap Value Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

The Small Cap Value Fund posted a return of 6.58% for the twelve-month period ending August 31, 2012, compared to a return of 14.08% for the Russell 2000® Value Index.

A discussion with J.P. Morgan Investment Management Inc. – regarding their portion of the Fund (the “portfolio”)

For the 12 months ended August 31, 2012, the portfolio outperformed its benchmark, the Russell 2000® Value Index. Strong stock selection in the industrial cyclical and basic materials sectors were the largest contributors to performance. Other significant gains came from strong stock selection in software & services, retail, and media. With sector weightings staying close to those of the benchmark, excess out performance was due to stock selection.

Alternatively, stock selection in the telecommunications and pharmaceutical sectors were the largest detractors from performance.

At the individual stock level, a position in Conn’s Inc., a consumer electronics and appliances company, was by far the largest contributor to performance during the period. Ocwen Financial Corp. was the second-largest individual contributor. Harleysville Group Inc., Sinclair Broadcasting Group Inc., and Gencorp Inc. rounded out the top five individual contributors list.

On a less positive note, the portfolio’s position in grocery chain SUPERVALU Inc. negatively impacted the portfolio’s return for the year. DFC Global also detracted from performance. Other large individual detractors included Build-A-Bear Workshop Inc., School Specialty Inc., and Arena Pharmaceuticals Inc.

A discussion with Metropolitan West Capital Management, LLC. – regarding their portion of the Fund (the “portfolio”)

The portfolio outperformed the Russell 2000® Value Index during the 12 months ended August 31, 2012. Security selection made a net positive contribution during the period, while sector weighting differences detracted modestly from relative performance.

During this period, stock selection in the industrials, information technology, and energy sectors were the top contributors to performance relative to the Russell 2000® Value Index. In industrials, KAR Auction Services, Inc. and Wabtec Corp. added the most value. Within information technology, DealerTrack Holdings, Inc., Jabil Circuit, Inc. and Entegris, Inc. were the main contributors to relative performance.

Security selection in financials and health care were significant detractors relative to the Index. Concurrently, an underweight in the top-performing financials sector was also a detractor from relative performance. In financials, E*TRADE Financial Corp. (not a holding as of 8/31/12), Selective Insurance Group Inc., and Hancock Holding Co. subtracted the most value relative to the benchmark. Within Health Care, Amedisys, Inc. and Covance, Inc. were the largest detractors from performance.

A discussion with SunAmerica Asset Management Corp. – regarding their portion of the Fund (the “portfolio”)

For the portfolio, stock selection decisions were the primary cause of underperformance during the year ended August 31, 2012, in particular, financial, information technology, and materials companies were detractors from performance. A financials underweight and overweight exposure to telecommunication services and energy were additional detractors. Losses were partially offset, however, by investments among industrial, consumer staples, and utility companies.

Stocks detracting from performance included Zagg Inc., Barnes & Noble Inc., Vonage Holdings Corp., McEwen Mining Inc., and KIT digital Inc. Positions in the latter three companies have been liquidated. Several individual stocks partially offset the detractors during the fiscal period, particularly Golar LNG Ltd., Shaw Group Inc., B&G Foods Inc., Extra Space Storage Inc., and Select Comfort Corp.

VALIC Company II Small Cap Value Fund

COMPARISON: FUND VS. INDEX (Unaudited) — (continued)

For the year ended August 31, 2012, the Small Cap Value Fund returned 6.58% compared to 14.08% for the Russell 2000® Value Index.

*	The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Average Annual Total Return
1 Year	5 Years	10 Years
6.58%	0.26%	7.49%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. The Fund’s returns do not reflect charges included in the Variable Contracts, Plans or IRAs.

VALIC Company II Socially Responsible Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with SunAmerica Asset Management Corp.

The Socially Responsible Fund posted a return of 16.34% for the twelve-month period ending August 31, 2012, compared to its benchmark, the S&P 500® Index, which returned 18.00%.

The Fund is passively managed to create an optimized portfolio design to closely track the S&P 500® Index by investing in a stock universe that is composed of members of the S&P 500® Index, less those companies that do not meet the Fund’s social criteria. Therefore, in addition to performance discrepancies due to trading, cash, and pricing effects normally experienced by index funds, the Fund experiences discrepancies due to the restrictions imposed by the Fund’s social criteria.

During the twelve months ended August 31, 2012, nine of the ten S&P 500® Index constituents appreciated, led higher by the telecom services group which advanced 28.68%. The materials sector was the only group posting negative returns.

The primary driver of underperformance was security selection, particularly among the consumer staples, telecommunications, and energy groups. Due to socially responsible restraints of the Fund, not owning Philip Morris International Inc. (tobacco), AT&T Inc. (labor issues), and Exxon Mobil Corp. (environmental) had a negative impact on relative performance.

In terms of contribution, Apple Inc., Microsoft Corp., American Express Co., Intel Corp., and Comcast Corp., Class A were the most additive positions during the fiscal period. At the other end of the spectrum, JPMorgan Chase & Co., Hewlett-Packard Co., Citigroup Inc., Frontier Communications Corp., and Halliburton Co. detracted the most from performance.

The Fund utilizes stock index futures contracts to keep its cash position fully exposed to the market. Because the futures are tied to the Fund’s underlying benchmark and represent a very small portion of the total portfolio, their impact on Fund performance is negligible.

For the year ended August 31, 2012, the Socially Responsible Fund returned 16.34% compared to 18.00% for the S&P 500® Index.

*

The S&P 500® Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the index proportionate to its market value.

Average Annual Total Return
1 Year	5 Years	10 Years
16.34%	1.21%	6.22%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. The Fund’s returns do not reflect charges included in the Variable Contracts, Plans or IRAs.

VALIC Company II Strategic Bond Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with PineBridge Investments, LLC

The Strategic Bond Fund posted a return of 9.97% for the twelve-month period ending August 31, 2012, compared to its benchmark, the Barclays U.S. Aggregate Bond Index, which returned 5.78%.

Security selection was the largest contributor to relative performance of the Fund with the majority of the best performing holdings residing in the high yield sector. Top performing securities in the Fund included Nextel Communications, Inc. 7.38% due 08/01/2015 and Chrysler Group LLC/CG Co-Issuer, Inc. 8.25% due 06/15/2021. The largest detractors from performance were Federal Republic of Brazil 8.75% due 02/04/2025, and the Republic of Argentina 8.28% due 12/31/2033, in the emerging market portion of the Fund.

Generally speaking, the Fund was positioned in a relatively defensive posture in terms of asset allocation versus its benchmark for the period, yet benefitted significantly from astute security selection which proved the largest single contributor to performance during the year. The more defensive asset allocation position with regard to emerging markets and high yield aided returns during the weak risk asset class performance in the final quarter of 2011. Nevertheless, this was reversed in the first quarter of 2012 following Long Term Repo Operations (LTRO) announced by the European Central Bank. This strong rally in credit spreads, which lasted until late April and resumed in June, proved a drag to the asset allocation component of returns, yet overall performance was aided during the entire period due to security selection. The market sell-off in May due to a combination of the reduced impact of the European Central Bank action as well as a refocus on concerns surrounding the sovereign debt situation, global economic growth and financial downgrade concerns, was reversed in June following the announced Spanish banking bail-out. Risk exposures in terms of asset allocation changes were made in June as a change in sentiment was recognized. Both high yield and emerging markets were increased and risk exposures within the sleeves were increased to recognize this change in sentiment. As the summer came to a close, additional measures in the form of OMT, or Outright Market Transactions were announced by the European Central Bank, and the anticipation of QE3 from the Federal Reserve boosted market confidence and provided the catalyst for the rally that began in June to continue through quarter end.

The interest rate environment proved supportive for the strategy during the year as rates moved lower and liquidity proved abundant. The nature of the strategy which exhibits attractive yield and return opportunities in this lower rate environment was also supportive.

For the year ended August 31, 2012, the Strategic Bond Fund returned 9.97% compared to 5.78% for the Barclays U.S. Aggregate Bond Index.

*	The Barclays U.S. Aggregate Bond Index, a broad measure of the bond market, is an unmanaged index that is composed of securities from Barclays Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

Average Annual Total Return
1 Year	5 Years	10 Years
9.97%	7.15%	8.49%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. The Fund’s returns do not reflect charges included in the Variable Contracts, Plans or IRAs.

VALIC Company II

SUPPLEMENTS TO PROSPECTUS (Unaudited)

Supplement to the Statutory Prospectus dated January 1, 2012

International Opportunities Fund. At a meeting held on April 30 – May 1, 2012, the Board of Trustees (the “Board”) of VALIC Company II (“VC II”) approved the termination of Invesco Advisers, Inc. (“Invesco”) as a sub-adviser to the International Opportunities Fund (the “Fund”) and the appointment of Massachusetts Financial Services Company (“MFS”) as a sub-adviser to the Fund. At the meeting, the Board approved a new investment sub-advisory agreement between The Variable Annuity Life Insurance Company (“VALIC”) and MFS (the “Sub-Advisory Agreement”) to include the Fund.

With respect to the Sub-Advisory Agreement, the Board has authority, pursuant to an exemptive order granted by the Securities and Exchange Commission, to enter into sub-advisory agreements without a shareholder vote. An information statement explaining the sub-adviser change will be mailed to the shareholders of the Fund. The effective date of the Sub-Advisory Agreement will be on or about mid- to late-June 2012 (the “Effective Date”). The following changes will take place upon the Effective Date:

The “Investment Adviser” section of the Fund Summary is amended to delete Invesco as a sub-adviser of the Fund, to reflect the addition of “Massachusetts Financial Services Company” as a sub-adviser to the Fund and the addition of the following portfolio manager(s):

Name	Portfolio Manager of the Fund Since	Title
David A. Antonelli	2012	Vice Chairman of MFS
Peter F. Fruzzetti	2012	Investment Officer of MFS
Jose Luis Garcia	2012	Investment Officer of MFS
Robert Lau	2012	Investment Officer of MFS

The “Management – Investment Sub-Advisers” section is amended to delete any reference to Invesco serving as a sub-adviser and to reflect the engagement of MFS as a sub-adviser to the Fund.

International Opportunities Fund

Massachusetts Financial Services Company (“MFS”)

500 Boylston Street, Boston, Massachusetts 02116

MFS is America’s oldest mutual fund organization and, with its predecessor organizations, has a history of money management dating from 1924 and the founding of the first mutual fund in the United States. Net assets under management of the MFS organization were approximately $283 billion as of March 31, 2012.

MFS manages a portion of the assets of the International Opportunities Fund using a team of portfolio managers. The team is comprised of David A. Antonelli, Peter F. Fruzzetti, Jose Luis Garcia, and Robert Lau. Mr. Antonelli is a Vice Chairman of MFS and Messrs. Fruzzetti, Garcia, and Lau are each Investment Officers of MFS. Mr. Antonelli has been employed in the investment area of MFS since 1991. Mr. Fruzzetti has been employed in the investment area of MFS since 2000. Mr. Garcia has been employed in the investment area of MFS since 2002. Mr. Lau has been employed in the investment area of MFS since 2001.

Date: May 7, 2012

VALIC Company II

SUPPLEMENTS TO PROSPECTUS (Unaudited) — (continued)

Core Bond Fund and Strategic Bond Fund. In the Fund Summary for each of the Funds, in the Investment Adviser section, the information about the co-portfolio manager, Tim Lindvall, is hereby deleted in its entirety.

In the Management section under Investment Sub-Advisers – PineBridge Investments LLC (“PineBridge”), all references to Tim Lindvall with respect to the Core Bond Fund and Strategic Bond Fund are hereby deleted in their entirety.

Date: August 22, 2012

VALIC Company II

BOARD OF TRUSTEES

Thomas J. Brown

Judith L. Craven

William F. Devin

Timothy J. Ebner

Gustavo E. Gonzales, Jr.

Peter A. Harbeck

John W. Lancaster

Kenneth J. Lavery

John E. Maupin, Jr.

CUSTODIAN

State Street Bank and Trust Company

225 Franklin Street

Boston, Massachusetts 02110

INVESTMENT ADVISER

The Variable Annuity

Life Insurance Company (VALIC)

2929 Allen Parkway

Houston, Texas 77019

INVESTMENT SUBADVISERS

Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

J.P. Morgan Investment Management Inc.

270 Park Avenue

New York, New York 10017

Janus Capital Management, LLC

151 Detroit Street

Denver, Colorado 80206

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

Metropolitan West Capital Management, LLC

610 Newport Center Drive, Suite 100

Newport Beach, CA 92660

PineBridge Investments, LLC

399 Park Avenue

New York, New York 10022

Robeco Investment Management, Inc.

909 Third Avenue, 32nd Floor

New York, New York 10022

SunAmerica Asset Management Corp.

Haborside Financial Center

3200 Plaza 5

Jersey City, New Jersey 07311

The Boston Company Asset Management, LLC

BNY Mellon Center

201 Washington St.

Boston, Massachusetts 02108

Tocqueville Asset Management LP

40 West 57th Street, 19th Floor

New York, New York 10019

UBS Global Asset Management (Americas), Inc.

One North Wacker Drive

Chicago, Illinois 60606

Wellington Management Co., LLP

280 Congress Street

Boston, Massachusetts 02210

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

1201 Louisiana Street, Suite 2900

Houston, Texas 77002

TRANSFER AND SHAREHOLDER SERVICE AGENT

The Variable Annuity

Life Insurance Company (VALIC)

2929 Allen Parkway

Houston, Texas 77019

OFFICERS

Kurt Bernlohr,

President and Principal Executive Officer

John Packs,

Vice President and Senior Investment Officer

Gregory R. Kingston,

Treasurer and Principal Financial Officer

Nori L. Gabert,

Vice President, Chief Legal Officer and Secretary

Gregory N. Bressler,

Vice President

Katherine Stoner,

Vice President and Chief Compliance Officer

Donna Handel,

Vice President and Assistant Treasurer

Thomas M. Ward,

Vice President

John E. Smith Jr,

Assistant Treasurer

Shawn Parry,

Assistant Treasurer

Louis O. Ducote II,

Assistant Secretary

Shana L. Walker,

Assistant Secretary

Matthew J. Hackethal,

Anti-Money Laundering Compliance Officer

DISCLOSURE OF QUARTERLY FUND PORTFOLIO HOLDINGS

VC II is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. VC II’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at www.sec.gov. You can also review and obtain copies of Forms N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

VOTING PROXIES ON VALIC COMPANY II PORTFOLIO SECURITIES

A description of the policies and procedures that VC II uses to determine how to vote proxies related to securities held in the Fund’s portfolios, which is available in VC II’s Statement of Additional Information, may be obtained without charge upon request, by calling 800-448-2542. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON VALIC COMPANY II PORTFOLIO SECURITIES

Information regarding how VC II voted proxies relating to securities held in the VC II Funds portfolios during the most recent twelve month period ended June 30, is available, once filed with the U.S. Securities and Exchange Commission without charge, upon request, by calling 800-448-2542 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

This report is for the information of the shareholders and variable contract owners investing in VC II. It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

If you would like further information about this material or products issued by VALIC or American General Life Insurance Company, please contact your financial professional.

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Copyright © The Variable Annuity Life Insurance Company. All rights reserved. VC 10855 (12/2010) 79619 EE

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Copyright © The Variable Annuity Life Insurance Company.

All rights reserved.

VC 23800 (12/2010) J80543 EE

VALIC Company II P.O. Box 3206 Houston, TX 77253-3206	PRST STD U.S. POSTAGE PAID LANCASTER, PA PERMIT NO. 1765

VC 11288 (08/2012) J74500

Item 2.	Code of Ethics.

VALIC Company II (“the registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. During the fiscal year 2012, there were no reportable amendments, waivers, or implicit waivers to a provision of the Code of Ethics that applies to the registrant’s Principle Executive and Principal Accounting Officers.

Item 3.	Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that Thomas J. Brown qualifies as an audit committee financial expert, as defined in instructions to Item 3(b) of Form N-CSR. Mr. Brown is considered to be “independent” for purposes of Item 3(a)(2) of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2011	2012
(a) Audit Fees	$318,935	$356,980
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$0	$0

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings.

Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2011	2012
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$145,000	$120,000

In addition, Ernst & Young, LLP is performing tax services for the Series. For the fiscal years ended 2011 and 2012, the fees for these tax services were $139,058 and 148,835, respectively.

(e) (1)

The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant's audit committee charter.

(2)	No services included in (b) - (d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2011 and 2012 were $236,846 and 157,200, respectively.

(h)	Non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliates that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant’s audit committee as to whether they were compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.	Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.3a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2 (b) under the Investment Company Act of 1940 (17 CFR 270.30a-2 (a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company II

By:	/s/ Kurt W. Bernlohr
Kurt W. Bernlohr
President

Date: November 8, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kurt W. Bernlohr
Kurt W. Bernlohr
President

Date: November 8, 2012

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: November 8, 2012